UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07495
The Diversified Investors Funds Group II
(Exact name of registrant as specified in charter)
Investment Company Act file number 811-07674
The Diversified Investors Funds Group
(Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase NY	10577

(Address of principal executive offices)	(Zip code)
Joseph P. Carusone
4 Manhattanville Road, Purchase NY 10577
(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 697-8586
Date of fiscal year end: December 31, 2007
Date of reporting period: September 30, 2007
Item 1. Schedule of Investments.
The registrant’s schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

Diversified Institutional Funds Group
Diversified Institutional Strategic Allocation Funds

Quarterly Portfolios
September 30, 2007

Diversified Institutional Money Market Fund
Diversified Institutional High Quality Bond Fund
Diversified Institutional Inflation-Protected Securities Fund
Diversified Institutional Core Bond Fund
Diversified Institutional Total Return Bond Fund
Diversified Institutional High Yield Bond Fund
Diversified Institutional Balanced Fund
Diversified Institutional Value & Income Fund
Diversified Institutional Value Fund
Diversified Institutional Stock Index Fund
Diversified Institutional Growth & Income Fund
Diversified Institutional Equity Growth Fund
Diversified Institutional Aggressive Equity Fund
Diversified Institutional Mid-Cap Value Fund
Diversified Institutional Mid-Cap Growth Fund
Diversified Institutional Small-Cap Value Fund
Diversified Institutional Special Equity Fund
Diversified Institutional Small-Cap Growth Fund
Diversified Institutional International Equity Fund

The above funds, except for Diversified Institutional Stock Index Fund, are fully invested in a corresponding series of Diversified Investors Portfolios which are located in this report.

Diversified Institutional Stock Index Fund is fully invested in Master Index Portfolio — S&P 500 Index Master Portfolio which is located in this report.

Institutional Short Horizon Strategic Allocation Fund
Institutional Short Intermediate Horizon Strategic Allocation Fund
Institutional Intermediate Horizon Strategic Allocation Fund
Institutional Intermediate Long Horizon Strategic Allocation Fund
Institutional Long Horizon Strategic Allocation Fund

The above funds are “fund of funds” fully invested in various funds of the Diversified Institutional Funds Group.

INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Investments
5,296,359	Diversified Institutional Funds Group — Core Bond Fund	$54,976,206
378,299	Diversified Institutional Funds Group — Equity Growth Fund	3,124,751
154,875	Diversified Institutional Funds Group — Growth & Income Fund	1,141,431
2,564,703	Diversified Institutional Funds Group — High Quality Bond Fund	26,493,380
960,259	Diversified Institutional Funds Group — High Yield Bond Fund	8,978,422
143,283	Diversified Institutional Funds Group — International Equity Fund	1,669,248
29,582	Diversified Institutional Funds Group — Mid-Cap Growth Fund	445,502
32,553	Diversified Institutional Funds Group — Mid-Cap Value Fund	562,835
239,973	Diversified Institutional Funds Group — Money Market Fund	2,420,172
18,884	Diversified Institutional Funds Group — Small-Cap Growth Fund	281,366
16,780	Diversified Institutional Funds Group — Small-Cap Value Fund	252,539
22,355	Diversified Institutional Funds Group — Special Equity Fund	258,202
213,161	Diversified Institutional Funds Group — Value & Income Fund	2,930,959

	Total Investments — 100.0% (Cost $102,462,925)	103,535,013
	Liabilities less other assets — (0.0)%	(7,796)

	Net Assets — 100.0%	$103,527,217

	The aggregate cost of investments for federal income tax purposes at September 30, 2007 is $102,462,925.

	The following amounts are based on cost for federal income tax purposes:
	Gross unrealized appreciation	$1,542,513
	Gross unrealized depreciation	(470,425)

	Net unrealized appreciation	$1,072,088

See notes to portfolios of investments.

INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Investments
3,781,820	Diversified Institutional Funds Group — Core Bond Fund	$39,255,293
1,085,751	Diversified Institutional Funds Group — Equity Growth Fund	8,968,299
442,328	Diversified Institutional Funds Group — Growth & Income Fund	3,259,955
1,893,180	Diversified Institutional Funds Group — High Quality Bond Fund	19,556,549
703,277	Diversified Institutional Funds Group — High Yield Bond Fund	6,575,639
430,622	Diversified Institutional Funds Group — International Equity Fund	5,016,748
86,284	Diversified Institutional Funds Group — Mid-Cap Growth Fund	1,299,442
96,457	Diversified Institutional Funds Group — Mid-Cap Value Fund	1,667,749
115,821	Diversified Institutional Funds Group — Money Market Fund	1,168,077
54,968	Diversified Institutional Funds Group — Small-Cap Growth Fund	819,030
47,848	Diversified Institutional Funds Group — Small-Cap Value Fund	720,117
64,944	Diversified Institutional Funds Group — Special Equity Fund	750,098
615,086	Diversified Institutional Funds Group — Value & Income Fund	8,457,428

	Total Investments — 100.0% (Cost $93,556,953)	97,514,424
	Liabilities less other assets — (0.0)%	(7,517)

	Net Assets — 100.0%	$97,506,907

	The aggregate cost of investments for federal income tax purposes at September 30, 2007 is $93,556,953.

	The following amounts are based on cost for federal income tax purposes:
	Gross unrealized appreciation	$4,218,438
	Gross unrealized depreciation	(260,967)

	Net unrealized appreciation	$3,957,471

See notes to portfolios of investments.

INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Investments
17,711,692	Diversified Institutional Funds Group — Core Bond Fund	$183,847,360
11,708,570	Diversified Institutional Funds Group — Equity Growth Fund	96,712,784
4,927,469	Diversified Institutional Funds Group — Growth & Income Fund	36,315,446
9,048,121	Diversified Institutional Funds Group — High Quality Bond Fund	93,467,088
3,315,614	Diversified Institutional Funds Group — High Yield Bond Fund	31,000,987
4,728,803	Diversified Institutional Funds Group — International Equity Fund	55,090,549
872,612	Diversified Institutional Funds Group — Mid-Cap Growth Fund	13,141,537
1,073,094	Diversified Institutional Funds Group — Mid-Cap Value Fund	18,553,789
1,272,717	Diversified Institutional Funds Group — Money Market Fund	12,835,602
570,389	Diversified Institutional Funds Group — Small-Cap Growth Fund	8,498,798
537,781	Diversified Institutional Funds Group — Small-Cap Value Fund	8,093,607
691,106	Diversified Institutional Funds Group — Special Equity Fund	7,982,272
7,034,667	Diversified Institutional Funds Group — Value & Income Fund	96,726,675

	Total Investments — 100.0% (Cost $597,800,227)	662,266,494
	Liabilities less other assets — (0.0)%	(52,260)

	Net Assets — 100.0%	$662,214,234

	The aggregate cost of investments for federal income tax purposes at September 30, 2007 is $597,800,227.

	The following amounts are based on cost for federal income tax purposes:
	Gross unrealized appreciation	$65,962,807
	Gross unrealized depreciation	(1,496,540)

	Net unrealized appreciation	$64,466,267

See notes to portfolios of investments.

INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Investments
8,916,003	Diversified Institutional Funds Group — Core Bond Fund	$92,548,116
13,720,576	Diversified Institutional Funds Group — Equity Growth Fund	113,331,961
5,764,608	Diversified Institutional Funds Group — Growth & Income Fund	42,485,159
4,462,043	Diversified Institutional Funds Group — High Quality Bond Fund	46,092,906
1,616,945	Diversified Institutional Funds Group — High Yield Bond Fund	15,118,438
5,518,960	Diversified Institutional Funds Group — International Equity Fund	64,295,879
1,022,942	Diversified Institutional Funds Group — Mid-Cap Growth Fund	15,405,503
1,252,445	Diversified Institutional Funds Group — Mid-Cap Value Fund	21,654,767
1,018,808	Diversified Institutional Funds Group — Money Market Fund	10,274,884
667,533	Diversified Institutional Funds Group — Small-Cap Growth Fund	9,946,235
629,942	Diversified Institutional Funds Group — Small-Cap Value Fund	9,480,632
809,368	Diversified Institutional Funds Group — Special Equity Fund	9,348,205
8,217,211	Diversified Institutional Funds Group — Value & Income Fund	112,986,650

	Total Investments — 100.0% (Cost $504,552,565)	562,969,335
	Liabilities less other assets — (0.0)%	(42,514)

	Net Assets — 100.0%	$562,926,821

	The aggregate cost of investments for federal income tax purposes at September 30, 2007 is $504,552,565.

	The following amounts are based on cost for federal income tax purposes:
	Gross unrealized appreciation	$59,665,128
	Gross unrealized depreciation	(1,248,358)

	Net unrealized appreciation	$58,416,770

See notes to portfolios of investments.

INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Investments
1,481,249	Diversified Institutional Funds Group — Core Bond Fund	$15,375,360
10,192,075	Diversified Institutional Funds Group — Equity Growth Fund	84,186,536
4,291,854	Diversified Institutional Funds Group — Growth & Income Fund	31,630,964
732,377	Diversified Institutional Funds Group — High Quality Bond Fund	7,565,457
267,808	Diversified Institutional Funds Group — High Yield Bond Fund	2,504,007
4,107,886	Diversified Institutional Funds Group — International Equity Fund	47,856,871
757,103	Diversified Institutional Funds Group — Mid-Cap Growth Fund	11,401,973
933,361	Diversified Institutional Funds Group — Mid-Cap Value Fund	16,137,811
702,390	Diversified Institutional Funds Group — Money Market Fund	7,083,743
495,144	Diversified Institutional Funds Group — Small-Cap Growth Fund	7,377,651
472,260	Diversified Institutional Funds Group — Small-Cap Value Fund	7,107,520
601,804	Diversified Institutional Funds Group — Special Equity Fund	6,950,837
6,127,335	Diversified Institutional Funds Group — Value & Income Fund	84,250,860

	Total Investments — 100.0% (Cost $282,061,553)	329,429,590
	Liabilities less other assets — (0.0)%	(24,524)

	Net Assets — 100.0%	$329,405,066

	The aggregate cost of investments for federal income tax purposes at September 30, 2007 is $282,061,553.

	The following amounts are based on cost for federal income tax purposes:
	Gross unrealized appreciation	$47,670,619
	Gross unrealized depreciation	(302,582)

	Net unrealized appreciation	$47,368,037

See notes to portfolios of investments.

DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1.	Organization

The Diversified Investors Funds Group (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Institutional Strategic Allocation Funds, which are non-diversified open-end management investment companies as defined by the 1940 Act, and are presented herein: Institutional Short Horizon Strategic Allocation Fund (“Short Horizon”), Institutional Short Intermediate Horizon Strategic Allocation Fund (“Short Intermediate Horizon”), Institutional Intermediate Horizon Strategic Allocation Fund (“Intermediate Horizon”), Institutional Intermediate Long Horizon Strategic Allocation Fund (“Intermediate Long Horizon”), and Institutional Long Horizon Strategic Allocation Fund (“Long Horizon”) (individually a “Fund” and collectively, the “Funds”). The Trust established and designated the Funds as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Institutional Funds Group, which are series of The Diversified Investors Funds Group II (the “Funds Group II”). The Funds Group II is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds). Certain series of the Funds Group II seek to achieve their investment objective by investing all of their investable assets in a corresponding series of the Diversified Investors Portfolios.

2.	Investment Valuation

The value of any Fund’s investment in a corresponding Fund of the Funds Group II is valued at the net asset value per share of each Fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

3.	Subsequent Event

On October 30, 2007, at a special meeting of shareholders of the Trust, the following items, among others, were approved and became effective on November 1, 2007:

•	A new investment advisory contract was approved with Transamerica Fund Advisors, Inc. who serves as the investment advisor to the Funds Group.

•	A new board of Trustees was elected.

In addition, effective November 1, 2007, Transamerica Capital, Inc. became the principal underwriter of the Trust.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	Commercial Paper — 32.9%
$38,200,000	Bank of America Corp., 5.49%, 12/10/07	$37,780,564
37,360,000	Bank of Nova Scotia, 5.59%, 11/13/07	37,099,181
31,710,000	Bank of Scotland Treasury Division, 5.07%, 12/19/07	31,348,268
51,600,000	Barclays US Funding LLC, 5.48%, 11/29/07	51,121,303
16,080,000	Falcon Asset Securitization Corp. — 144A, 5.15%, 10/19/07	16,033,993
42,770,000	Gemini Security Corp. — 144A, 5.57%, 11/15/07	42,458,979
29,890,000	ING Funding, LLC (US), 5.45%, 01/07/08	29,437,499
45,000,000	Rabobank USA Financial Corp., 5.48%, 10/15/07	44,890,500
40,840,000	UBS Finance Delaware, Inc., 5.19%, 12/06/07	40,439,632

	Total Commercial Paper (Cost $330,609,919)	330,609,919

	Yankee Certificates of Deposit — 30.1%
41,000,000	Abbey National Treasury, 5.30%, 10/31/07	41,000,000
37,580,000	BNP Paribas — New York Branch, 5.31%, 10/09/07	37,580,000
46,500,000	Calyon — New York Branch, 5.33%, 01/15/08	46,500,000
37,730,000	Credit Suisse First Boston — New York Branch, Floating Rate, 5.78%, 04/14/08 (3)	37,730,000
15,270,000	Dresdner Bank AG — New York Branch, 5.30%, 10/09/07	15,270,000
15,370,000	Dresdner Bank AG — New York Branch, 5.30%, 01/10/08	15,370,000
30,130,000	Fortis Bank — New York Branch, 5.75%, 10/04/07	30,130,000
46,000,000	Royal Bank of Canada, 5.45%, 11/16/07	46,000,000
32,780,000	Toronto Dominion Bank, 5.45%, 10/24/07	32,780,000

	Total Yankee Certificates of Deposit (Cost $302,360,000)	302,360,000

	Short Term Corporate Notes — 19.6%
5,790,000	American Express Bank, Variable Rate, 5.23%, 11/21/07 (1)	5,790,931
16,900,000	American Express Credit Corp., Series MTNB, Variable Rate, 5.87%, 03/05/08 (1)	16,900,000
	Short Term Corporate Notes (continued)

44,000,000	Bank of Montreal — Chicago Branch, Variable Rate, 5.78%, 06/06/08 (1)	44,000,000
10,440,000	Canadian Imperial Bank Community — New York Branch, Variable Rate, 5.11%, 05/22/08 (1)	10,440,000
36,170,000	Greenwich Capital Holdings, Variable Rate, 5.28%, 11/09/07 (1)	36,170,000
24,250,000	Merrill Lynch & Company, Inc., Variable Rate, 5.34%, 08/22/08 (1)	24,250,000
33,850,000	Morgan Stanley, Series EXLS, Variable Rate, 5.85%, 06/02/08 (1)	33,850,000
25,000,000	Societe Generale New York, Variable Rate, 4.88%, 03/27/08 (1)	25,000,000

	Total Short Term Corporate Notes (Cost $196,400,931)	196,400,931

	Total Securities (Cost $829,370,850)	829,370,850

	Repurchase Agreements — 16.8%
63,260,000	With Barclays Bank PLC, dated 09/28/07, 5.12%, due 10/01/07, repurchase proceeds at maturity $63,286,991 (Collateralized by various Federal Home Loan Banks, zero coupon — 4.38%, due 11/08/07 — 10/22/10, with a total value of $64,525,955)	63,260,000
63,260,000	With Deutsche Bank, dated 09/28/07, 5.10%, due 10/01/07, repurchase proceeds at maturity $63,286,886 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 5.23% — 6.35%, due 02/01/37 — 08/01/37, with a total value of $17,961,105 and various Freddie Mac Golds, 5.00% — 7.00%, due 12/01/35 — 09/01/37, with a total value of $46,564,095)	63,260,000
9,711	With State Street Bank & Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $9,714 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 6.10%, due 01/15/36, with a value of $12,901)	9,711

See notes to portfolios of investments.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Repurchase Agreements (continued)

$42,260,000	With Warburg Dillon Reed, dated 09/28/07, 5.05%, due 10/01/07, repurchase proceeds at maturity $42,277,784 (Collateralized by various Fannie Maes, 5.00% — 7.50%, due 04/01/32- 11/01/35 with a total value of $43,018,464 and Freddie Mac Gold, 5.50%, due 10/01/19, with a value of $88,148)	$42,260,000

	Total Repurchase Agreements (Cost $168,789,711)	168,789,711

	Total Investments — 99.4% (Cost $998,160,561)	998,160,561
	Other assets less liabilities — 0.6%	5,469,795

	Net Assets — 100.0%	$1,003,630,356

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $998,160,561.

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	US Treasury Securities — 5.0%
	US Treasury Notes
$10,000,000	4.88%, 05/31/08 (8)	$10,048,440
2,000,000	5.00%, 07/31/08	2,014,532
1,375,000	4.63%, 07/31/09	1,391,221
11,110,000	4.63%, 02/29/12 (8)	11,310,502
16,870,000	4.63%, 07/31/12 (8)	17,169,190

	Total US Treasury Securities (Cost $41,591,011)	41,933,885

	US Government Agency Securities — 16.8%
	Asset Backed: Mortgage and Home Equity — 11.4%
5,400,000	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	5,339,747
1,022,871	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	1,014,397
2,550,000	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	2,496,421
974,509	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	965,585
658,728	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	649,610
4,743,812	Fannie Mae, Series 2003-69, Class GJ, 3.50%, 12/25/31	4,540,410
2,398,134	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	2,373,201
2,650,945	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,569,801
4,411,341	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	4,348,794
4,184,832	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	4,105,111
2,170,021	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	2,149,360
6,884,723	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	7,080,919
831,077	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	840,110
2,028,906	Freddie Mac, Series 2614, Class JA, 3.76%, 03/15/29	1,957,274
5,008,256	Freddie Mac, Series 2625, Class JD, 3.25%, 07/15/17	4,797,173
	US Government Agency Securities (continued)
	Asset Backed: Mortgage and Home Equity (continued)

4,400,043	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	4,211,410
5,057,153	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	4,950,621
5,800,000	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	5,705,566
5,178,208	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	4,938,628
3,934,634	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	3,851,940
1,454,426	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	1,450,499
1,719,057	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,675,138
3,577,280	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	3,593,658
5,561,550	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,435,444
6,676,870	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	6,595,174
2,977,987	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,932,027
4,931,314	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	4,842,507

		95,410,525

	Asset Backed: US Government Agencies — 0.6%
5,000,000	Student Loan Marketing Association Student Loan Trust — 144A, Series 2003-4, Class A5B, 3.39%, 03/15/33	4,933,840

	Fannie Mae — 2.6%
3,800,000	5.00%, 09/15/08	3,826,006
521,725	PL# 254062, 6.00%, 10/01/11	528,309
1,459,689	PL# 254754, 4.50%, 05/01/10	1,443,487
1,999,783	PL# 254758, 4.50%, 06/01/13	1,976,417

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$990,480	PL# 254805, 5.00%, 06/01/13	$989,476
1,901,219	PL# 254807, 5.00%, 07/01/13	1,899,291
3,735,464	PL# 254914, 4.50%, 09/01/13	3,690,254
512,974	PL# 323743, 5.00%, 04/01/14	508,738
283,221	PL# 429168, 6.00%, 05/01/13	287,485
87,213	PL# 50903, 6.00%, 09/01/08	87,545
135,933	PL# 50973, 6.00%, 01/01/09	136,450
312,106	PL# 517699, 6.00%, 07/01/14	316,853
902,449	PL# 545038, 6.00%, 09/01/14	918,990
2,351,224	PL# 555154, 5.50%, 12/01/22	2,328,376
3,182,109	PL# 555487, 5.00%, 05/01/18	3,131,330
59,667	PL# 609771, 6.00%, 09/01/08	59,935

		22,128,942

	Federal Home Loan Bank — 0.8%
2,500,000	3.75%, 08/18/09	2,472,733
4,387,973	Series 6T-9009, 3.84%, 11/25/09	4,314,954

		6,787,687

	Freddie Mac Gold — 1.2%
107,178	PL# E00532, 6.50%, 02/01/13	110,061
187,262	PL# E00542, 6.50%, 04/01/13	192,311
487,713	PL# E00676, 5.50%, 06/01/14	488,255
818,169	PL# E89557, 5.50%, 04/01/17	818,449
2,702,298	PL# G40426, 5.50%, 03/01/11	2,725,460
4,782,330	PL# M80812, 4.50%, 04/01/10	4,725,566
624,638	PL# M90802, 4.00%, 03/01/08	618,655

		9,678,757

	US Government Agency Securities (continued)

	Government National Mortgage Association — 0.2%
1,594,303	PL# 436708, 5.75%, 12/15/22	1,604,452

	Total US Government Agency Securities (Cost $141,222,205)	140,544,203

	Corporate Bonds and Notes — 72.3%
	Banks — 7.0%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 5.20%, 06/22/09 (3) (8)	4,981,680
4,700,000	American Express Centurion Bank, Series BKNT, 4.38%, 07/30/09	4,647,854
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,448,278
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,454,663
4,600,000	Bank of Scotland — 144A (United Kingdom), 3.50%, 11/30/07	4,593,629
13,100,000	Bank One Corp., 2.63%, 06/30/08 (8)	12,850,405
2,650,000	BankBoston NA, Series BKNT, 6.38%, 04/15/08	2,664,196
2,000,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	1,968,670
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	2,970,202
3,630,000	US Bank NA, Series BKNT, 4.13%, 03/17/08	3,606,648
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,139,063
3,000,000	Wells Fargo & Company, 4.20%, 01/15/10	2,951,352
8,500,000	Wells Fargo & Company, Floating Rate, 5.27%, 03/23/10 (2)	8,467,369

		58,744,009

	Consumer Goods and Services — 0.9%
7,220,000	The Procter & Gamble Company — 144A, Floating Rate, 5.37%, 07/06/09 (2)	7,225,227

	Diversified Operations and Services — 0.4%
3,825,000	Capmark Financial Group — 144A, 5.88%, 05/10/12	3,486,927

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$
		Equipment Rental and Leasing — 1.0%
	8,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	$8,504,242

		Financial Services — 9.8%
	5,000,000	Citigroup, Inc., 3.50%, 02/01/08	4,971,905
	8,472,000	Citigroup, Inc., 4.63%, 08/03/10	8,409,544
	8,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	8,137,410
	2,500,000	General Electric Capital Corp., Series MTNA, 4.00%, 06/15/09	2,460,758
	10,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	10,061,391
	6,250,000	Lehman Brothers Holdings, Inc., Series MTNG, 3.95%, 11/10/09	6,106,719
	4,000,000	Lehman Brothers Holdings, Inc., Series MTNI, Floating Rate, 5.59%, 01/12/12 (2)	3,852,620
	7,775,000	Merrill Lynch & Company, Inc., Series MTNC, 4.83%, 10/27/08	7,683,403
	6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,891,724
	3,294,000	Morgan Stanley, 3.88%, 01/15/09	3,245,239
	9,125,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	9,205,857
	5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	5,315,960
	2,800,000	The Goldman Sachs Group, Inc., 6.88%, 01/15/11	2,932,664
	4,000,000	The Goldman Sachs Group, Inc., Series MTNB, Floating Rate, 5.76%, 10/07/11 (2)	3,952,444

			82,227,638

		Insurance — 2.0%
	11,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	11,291,093
	2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,482,688
	2,785,000	Prudential Financial, Inc., Series MTN, 3.75%, 05/01/08	2,756,735

			16,530,516

		Corporate Bonds and Notes (continued)

		Machinery — 0.2%
	2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,087,622

		Pharmaceuticals/Research and Development — 0.3%
	2,525,000	Abbott Laboratories, 3.50%, 02/17/09	2,478,924

		Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 11.0%
	4,500,000	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	4,432,307
	2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,497,752
	1,276,482	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, 07/15/09	1,271,601
	458,164	Capital One Auto Finance Trust, Series 2005-BSS, Class A3, 4.08%, 11/15/09	457,634
	927,772	Capital One Auto Finance Trust, Series 2005-C, Class A3, 4.61%, 07/15/10	925,660
	3,500,000	Capital One Prime Auto Receivables Trust, Series 2004-3, Class A4, 3.69%, 06/15/10	3,461,522
	3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,998,502
	3,367,630	Carmax Auto Owner Trust, Series 2004-2, Class A4, 3.46%, 09/15/11	3,323,818
	3,100,000	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,068,991
	391,199	Chase Manhattan Auto Owner Trust, Series 2004-A, Class CTFS, 2.58%, 09/15/10	386,737
	2,246,866	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	2,233,100
	2,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A4, 5.36%, 01/15/13	2,010,762
	2,500,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	2,500,202
	3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,200,219

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$3,520,873	Fifth Third Auto Trust, Series 2004-A, Class A4, 3.70%, 10/20/11	$3,518,432
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,239,191
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	997,627
1,250,954	Ford Credit Auto Owner Trust, Series 2005-C, Class A3, 4.30%, 08/15/09	1,246,163
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,771,636
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	993,701
1,599,249	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	1,566,283
5,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	4,987,821
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,996,724
4,269,462	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3, 5.07%, 02/18/10	4,265,798
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,982,862
1,818,611	Long Beach Auto Receivables Trust, Series 2005-B, Class A3, 4.41%, 05/15/10	1,812,904
250,415	Long Beach Auto Receivables Trust, Series 2006-A, Class A2, 5.36%, 11/15/09	250,505
53,098	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2, 5.18%, 08/15/08	53,106
3,250,000	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	3,222,200
3,795,216	Susquehanna Auto Lease Trust — 144A, Series 2005-1, Class A3, 4.43%, 06/16/08	3,793,476
2,000,000	Susquehanna Auto Lease Trust — 144A, Series 2005-1, Class B, 4.71%, 07/14/08	1,997,155
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

4,000,000	Susquehanna Auto Lease Trust — 144A, Series 2005-1, Class C, 5.09%, 11/14/08	3,997,995
2,500,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class A2, 5.32%, 04/14/09	2,501,653
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,239,966
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,399,526
2,021,233	WFS Financial Owner Trust, Series 2004-1, Class A4, 2.81%, 08/22/11	2,010,722
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,552,820

		92,167,073

	Private Asset Backed: Credit Cards — 5.7%
8,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	8,079,234
7,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	7,097,843
1,500,000	Chase Issuance Trust, Series 2004-A10, Class A10, Floating Rate, 5.77%, 07/15/10 (3)	1,500,405
10,000,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 09/17/12	9,999,023
8,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	8,134,202
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,924,159
8,000,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	8,052,530
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	3,024,217

		47,811,613

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$
		Private Asset Backed: Financial Services — 4.5%
	5,000,000	Caterpillar Financial Asset Trust, Series 2005-A, Class A4, 4.10%, 06/25/10	$4,968,173
	3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	3,035,726
	2,000,000	Caterpillar Financial Asset Trust, Series 2007-A, Class A3A, 5.34%, 06/25/12	1,999,569
	2,257,060	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	2,235,715
	5,456,634	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	5,434,459
	4,768,918	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	4,831,228
	441,661	Morgan Stanley Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	437,279
	3,950,763	Morgan Stanley Capital I, Series 2005-HQ5, Class A1, 4.52%, 01/14/42	3,922,866
	2,071,570	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	2,057,730
	4,503,432	Morgan Stanley Capital I, Series 2006-HQ10, Class A1, 5.13%, 11/12/41	4,507,813
	3,249,113	Morgan Stanley Capital I, Series 2006-IQ11, Class A1, 5.55%, 10/15/42	3,272,445
	1,293,174	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	1,297,573

			38,000,576

		Private Asset Backed: Mortgage and Home Equity — 12.1%
	1,288,242	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	1,282,269
	1,220,024	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A1, 3.41%, 03/11/41	1,205,278
	5,000,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 07/10/46	5,056,532
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	68,404	Bear Stearns Commercial Mortgage Securities, Inc., Series 1999-C1, Class A1, 5.91%, 02/14/31	68,323
	582,673	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	582,483
	1,135,392	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	1,114,018
	392,032	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class A1, 3.76%, 07/11/42	388,484
	1,312,023	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	1,301,083
	2,786,546	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	2,804,014
	7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	6,967,412
	3,154,804	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,997,775
	3,245,394	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	3,244,361
	655,575	Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A1, 2.96%, 03/10/39	646,571
	958,495	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A1, 2.08%, 05/15/38	949,726
	372,420	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	376,295
	4,646,414	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	4,718,766
	2,704,825	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1, 4.23%, 12/10/37	2,671,988

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	1,247,252	GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A1, 3.75%, 07/10/39	$1,231,229
	1,101,131	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	1,088,294
	1,271,355	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	1,251,530
	6,374,304	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1, 5.69%, 08/10/45	6,457,932
	590,777	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 5.45%, 09/27/35 (2)	586,624
	1,028,399	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 5.90%, 03/14/36 (2)	1,030,975
	665,608	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	658,017
	1,486,902	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A1, 4.61%, 10/15/42	1,477,892
	5,388,762	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	5,446,891
	748,838	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A1, 2.72%, 03/15/27	743,035
	1,850,000	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	1,833,755
	1,611,845	LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A1, 2.60%, 05/15/27	1,595,460
	3,000,000	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	2,961,211
	3,350,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	3,310,330
	791,753	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	784,753
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	735,734	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A1, 4.74%, 09/15/40	732,721
	3,618,832	LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A1, 4.99%, 11/15/30	3,617,739
	3,000,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,932,566
	5,281,003	Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3, 5.45%, 01/25/36	5,302,759
	5,633,967	Structured Adjustable Rate Mortgage Loan, Series 2006-1, Class 5A1, 5.25%, 02/25/36	5,614,324
	2,286,539	Wachovia Bank Commercial Mortgage Trust, Series 2003-4, Class A1, 3.00%, 04/15/35	2,266,409
	7,274,809	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	7,278,866
	1,045,205	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	1,036,907
	4,469,735	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	4,419,164

			100,034,761

		Private Asset Backed: Other — 10.4%
	4,827,586	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 5.37%, 10/28/18 (2)	4,815,517
	917,865	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	901,868
	850,149	California Infrastructure PG&E Corp., Series 1997-1, Class A8, 6.48%, 12/26/09	853,049
	6,343,928	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	6,347,194
	6,500,000	CIT Equipment Collateral, Series 2006-VT1, Class A4, 5.16%, 02/20/13	6,504,168

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Other (continued)

$273,169	CIT RV Trust, Series 1998-A, Class A5, 6.12%, 11/15/13	$273,340
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	3,005,951
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,988,513
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,199,690
1,225,789	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 5.64%, 11/19/37 (2)	1,227,052
10,000,000	CW Capital Cobalt, Series 2006-C1, Class A2, 5.17%, 08/15/48	9,974,718
5,033,383	GE Equipment Midticket LLC, Series 2006-1, Class A2, 5.10%, 05/15/09	5,032,008
2,077,853	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 5.51%, 08/25/20 (2)	2,078,015
3,750,000	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	3,750,017
6,841,088	John Deere Owner Trust, Series 2006-A, Class A3, 5.38%, 07/15/10	6,854,709
8,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	7,964,590
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,540,386
9,250,000	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	9,561,344
2,400,000	Providian Gateway Master Trust — 144A, Series 2004-FA, Class A, 3.65%, 11/15/11	2,395,126
5,598,000	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	5,906,650

		87,173,905

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Transportation — 0.8%
2,150,000	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	2,114,762
4,285,142	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	4,523,348

		6,638,110

	Telecommunications Equipment and Services — 1.1%
8,925,000	BellSouth Corp., 6.00%, 10/15/11	9,151,597

	Utilities — 5.1%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,737,205
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,105,238
2,900,000	Dominion Resources, Inc., 4.13%, 02/15/08	2,884,468
11,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	11,969,427
3,195,000	Northern States Power Company — Minnesota, 6.88%, 08/01/09	3,298,953
5,200,000	Northern States Power Company — Wisconsin, 7.64%, 10/01/08	5,312,050
6,664,000	Ohio Edison, 4.00%, 05/01/08	6,610,088
450,000	Xcel Energy, Inc., 3.40%, 07/01/08	443,541

		42,360,970

	Total Corporate Bonds and Notes (Cost $606,567,532)	604,623,710

	Foreign Government Obligations — 0.5%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,064,722)	4,038,736

	Municipal Bonds — 0.8%
	Texas
6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	6,358,319

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Short Term US Government Agency Securities — 5.0%
	Fannie Mae — 1.2%
$5,000,000	5.13%, 10/31/07	$4,977,200
5,000,000	4.97%, 11/07/07	4,973,106

		9,950,306

	Federal Home Loan Bank — 3.8%
5,000,000	4.50%, 10/02/07	4,998,125
10,000,000	4.57%, 10/04/07	9,993,653
2,000,000	5.13%, 10/17/07	1,994,870
5,000,000	4.60%, 10/24/07	4,984,028
5,000,000	4.93%, 11/16/07	4,967,133
5,000,000	5.14%, 11/21/07	4,962,164

		31,899,973

	Total Short Term US Government Agency Securities (Cost $41,850,279)	41,850,279

	Securities Lending Collateral — 5.1%
42,625,000	Securities Lending Collateral Investment (Note 3) (Cost $42,625,000)	42,625,000

	Total Securities (Cost $884,202,288)	881,974,132

	Repurchase Agreements — 0.9%
7,322,188	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $7,324,800 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.28% — 4.41%, due 06/01/33 — 07/01/33, with a total value of $7,469,511) (Cost $7,322,188)	7,322,188

	Total Investments — 106.4% (Cost $891,524,476)	889,296,320
	Liabilities less other assets — (6.4)%	(53,234,610)

	Net Assets — 100.0%	$836,061,710

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $891,524,476.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$2,481,786
Gross unrealized depreciation	(4,709,942)

Net unrealized depreciation	$(2,228,156)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	US Treasury Securities — 89.1%
	US Treasury Inflation Index
$2,400,584	3.88%, 01/15/09	$2,450,472
1,312,386	4.25%, 01/15/10	1,374,828
6,327,910	0.88%, 04/15/10	6,119,785
1,579,829	3.50%, 01/15/11	1,649,194
7,944,412	2.38%, 04/15/11	7,998,410
2,897,606	3.38%, 01/15/12	3,047,923
289,633	3.00%, 07/15/12	301,535
6,288,917	1.88%, 07/15/13	6,190,659
15,788,537	2.00%, 01/15/14	15,566,518
9,934,669	2.00%, 07/15/14	9,803,502
6,441,824	1.63%, 01/15/15	6,165,031
6,768,214	1.88%, 07/15/15	6,591,083
5,174,084	2.00%, 01/15/16	5,059,287
814,853	2.50%, 07/15/16 (5)	830,260
12,580,966	2.38%, 01/15/17	12,675,335
8,431,760	2.38%, 01/15/25	8,508,835
6,622,408	2.00%, 01/15/26	6,326,473
6,884,412	2.38%, 01/15/27	6,970,474
2,588,679	3.63%, 04/15/28	3,154,145
8,305,906	3.88%, 04/15/29	10,549,805
874,295	3.38%, 04/15/32	1,068,143

	Total US Treasury Securities (Cost $121,990,431)	122,401,697

	US Government Agency Securities — 7.3%
	Fannie Mae
3,179,333	PL# 899147, 5.50%, 04/01/37	3,114,647
7,000,000	TBA, 5.50%, 10/01/37	6,856,717

	Total US Government Agency Securities (Cost $9,937,741)	9,971,364

	Corporate Bonds and Notes — 2.1%
	Financial Services — 0.5%
900,000	SLM Corp., Series CPI, Floating Rate, 4.81%, 01/31/14 (3)	690,687

	Private Asset Backed: Mortgage and Home Equity — 1.6%
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	679,793
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.44%, 12/15/44 (3)	760,815
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.93%, 05/15/43 (3)	765,002

		2,205,610

	Total Corporate Bonds and Notes (Cost $2,942,994)	2,896,297

	Total Securities (Cost $134,871,166)	135,269,358

	Repurchase Agreements — 4.8%
6,553,417
With State Street Bank and Trust, dated 09/28/07,
4.28%, due 10/01/07,
repurchase proceeds at maturity $6,555,754 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.29% — 5.63%, due 03/25/33 — 04/01/33, with a total value of $6,685,254) (Cost $6,553,417)

		6,553,417

	Total Investments before Call and Put Options Written — 103.3% (Cost $141,424,583)	141,822,775

Contracts

	Call Options Written — (0.0)%
(16)	US Treasury Note (10 year) December Future, Expiring November 2007 (Premium $10,035)	(10,500)

	Put Options Written — (0.0)%
(16)	US Treasury Note (10 year) December Future, Expiring November 2007 (Premium $7,955)	(7,000)

	Total Investments net of Call and Put Options Written — 103.3% (Cost $141,406,593)	141,805,275
	Liabilities less other assets — (3.3)%	(4,514,187)

	Net Assets — 100.0%	$137,291,088

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $141,406,593.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$824,564
Gross unrealized depreciation	(425,882)

Net unrealized appreciation	$398,682

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	US Treasury Securities — 1.9%
	US Treasury Bonds — 0.1%
$2,605,000	4.75%, 02/15/37	$2,569,793

	US Treasury Inflation Index — 1.1%
23,984,402	2.38%, 01/15/27	24,284,232

	US Treasury Notes — 0.0%
135,000	4.75%, 08/15/17	136,856

	US Treasury Strips — 0.7%
39,505,000	Zero coupon, 11/15/27	14,710,714

	Total US Treasury Securities (Cost $41,168,262)	41,701,595

	US Government Agency Securities — 53.3%
	Asset Backed: Mortgage and Home Equity — 1.6%
23,041,183	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	6,110,236
22,790,033	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	5,701,111
2,783,230	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,785,217
8,956,387	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	8,792,446
5,540,367	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	5,470,590
91,279,542	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,667,169

		34,526,769

	Asset Backed: US Government Agencies — 0.2%
1,658,257	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/01/12	1,666,489
2,012,619	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,924,301

		3,590,790

	Fannie Mae — 38.4%
25,000,000	4.38%, 12/17/07	24,969,600
14,550,000	7.25%, 01/15/10	15,445,800
14,850,000	4.63%, 06/01/10	14,903,267
4,100,000	5.25%, 08/01/12	4,188,113
10,200,000	4.63%, 05/01/13	10,122,949
270,815	PL# 252571, 7.00%, 07/01/29	282,266
4,121	PL# 252716, 7.00%, 09/01/29	4,295
	US Government Agency Securities (continued)
	Fannie Mae (continued)

1,041	PL# 253264, 7.00%, 05/01/30	1,085
868	PL# 253346, 7.50%, 06/01/30	908
11,951	PL# 253479, 7.00%, 10/01/30	12,457
28,840	PL# 253990, 7.00%, 09/01/16	29,848
22,796	PL# 254008, 7.00%, 10/01/31	23,745
330,032	PL# 254346, 6.50%, 06/01/32	338,059
280,715	PL# 254406, 6.50%, 08/01/32	287,542
13,650	PL# 255032, 5.50%, 12/01/18	13,657
187,877	PL# 255950, 6.00%, 09/01/15	192,536
508,857	PL# 256137, 6.00%, 02/01/16	516,355
570,896	PL# 256335, 6.00%, 07/01/16	579,308
88,877	PL# 256567, 7.00%, 01/01/37	91,763
764,054	PL# 323842, 5.50%, 07/01/14	765,417
43,932	PL# 323967, 7.00%, 10/01/29	45,790
2,234,403	PL# 357327, 5.00%, 01/01/18	2,198,747
4,723	PL# 492742, 7.00%, 05/01/29	4,922
4,691	PL# 503916, 7.50%, 06/01/29	4,919
2,165	PL# 508415, 7.00%, 08/01/29	2,257
9,590	PL# 515946, 7.00%, 10/01/29	9,995
379	PL# 524164, 7.00%, 11/01/29	395
111,903	PL# 524657, 7.00%, 01/01/30	116,647
21,383	PL# 526053, 7.00%, 12/01/29	22,287
410	PL# 527717, 7.50%, 01/01/30	430
3,855	PL# 528107, 7.00%, 02/01/30	4,018
1,296	PL# 531092, 7.50%, 10/01/29	1,359
8,173	PL# 531497, 7.00%, 02/01/30	8,519
6,409	PL# 531735, 7.00%, 02/01/30	6,681

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Fannie Mae (continued)

	938	PL# 533841, 7.50%, 12/01/30	$982
	21,403	PL# 535030, 7.00%, 12/01/29	22,308
	30,260	PL# 535103, 7.00%, 01/01/15	31,317
	8,245	PL# 535159, 7.00%, 02/01/30	8,594
	39,001	PL# 535195, 7.00%, 03/01/30	40,650
	10,843	PL# 535277, 7.00%, 04/01/30	11,301
	366,252	PL# 535675, 7.00%, 01/01/16	378,854
	859	PL# 535722, 7.00%, 02/01/31	896
	5,674	PL# 535723, 7.00%, 02/01/31	5,915
	1,343	PL# 535811, 6.50%, 04/01/31	1,377
	86,310	PL# 535880, 7.00%, 02/01/31	89,963
	1,506	PL# 540211, 7.50%, 06/01/30	1,577
	3,746	PL# 542999, 7.50%, 08/01/30	3,922
	107,537	PL# 545249, 5.50%, 10/01/16	107,732
	555,254	PL# 545298, 5.50%, 11/01/16	556,263
	6,031	PL# 545363, 5.50%, 11/01/16	6,042
	2,173,660	PL# 545411, 5.50%, 01/01/17	2,177,610
	27,218	PL# 545477, 7.00%, 03/01/32	28,328
	221,499	PL# 545759, 6.50%, 07/01/32	226,887
	885,508	PL# 545760, 6.50%, 07/01/32	907,045
	163,062	PL# 545762, 6.50%, 07/01/32	167,028
	64,722	PL# 548822, 7.00%, 08/01/30	67,465
	33,117	PL# 549659, 7.00%, 02/01/16	34,274
	14,647	PL# 549962, 7.00%, 10/01/30	15,268
	45,337	PL# 549975, 7.00%, 10/01/30	47,258
	5,408	PL# 550440, 7.00%, 02/01/16	5,597
	48,764	PL# 554493, 7.00%, 10/01/30	50,832
		US Government Agency Securities (continued)
		Fannie Mae (continued)

	246,981	PL# 555114, 5.50%, 12/01/17	247,221
	28,628	PL# 555144, 7.00%, 10/01/32	29,831
	386,888	PL# 555254, 6.50%, 01/01/33	396,631
	222,106	PL# 555798, 6.50%, 05/01/33	227,700
	1,596	PL# 558362, 7.50%, 11/01/30	1,671
	535	PL# 558519, 7.50%, 11/01/30	560
	4,650	PL# 559277, 7.00%, 10/01/30	4,847
	40,345	PL# 559313, 7.00%, 12/01/30	42,055
	1,267	PL# 559741, 7.50%, 01/01/31	1,325
	25,061	PL# 560384, 7.00%, 11/01/30	26,123
	1,435	PL# 560596, 7.50%, 01/01/31	1,502
	2,780	PL# 561678, 7.50%, 12/01/30	2,911
	1,479	PL# 564080, 7.50%, 12/01/30	1,548
	10,881	PL# 564183, 7.00%, 12/01/30	11,342
	1,437	PL# 564529, 7.50%, 12/01/30	1,505
	11,270	PL# 566658, 7.00%, 02/01/31	11,739
	78,081	PL# 572453, 5.50%, 04/01/16	78,222
	6,361	PL# 575285, 7.50%, 03/01/31	6,654
	5,340	PL# 579161, 6.50%, 04/01/31	5,475
	408,211	PL# 580165, 5.50%, 09/01/16	408,952
	12,762	PL# 580179, 7.00%, 10/01/16	13,208
	696	PL# 580377, 7.50%, 04/01/31	729
	48,059	PL# 580515, 5.50%, 04/01/16	48,147
	9,567	PL# 584811, 7.00%, 05/01/31	9,965
	104,484	PL# 585248, 7.00%, 06/01/31	108,913
	192,835	PL# 589120, 5.50%, 11/01/16	193,185
	1,118	PL# 589405, 7.50%, 06/01/31	1,169

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Fannie Mae (continued)

	10,183	PL# 589893, 7.00%, 06/01/31	$10,607
	4,648	PL# 592129, 7.50%, 06/01/31	4,862
	8,238	PL# 596895, 6.50%, 07/01/31	8,445
	10,972	PL# 598125, 7.00%, 09/01/16	11,356
	9,387	PL# 602148, 5.50%, 09/01/16	9,404
	67,508	PL# 604517, 5.50%, 11/01/16	67,631
	7,352	PL# 606551, 6.50%, 10/01/31	7,538
	3,033	PL# 606600, 7.00%, 10/01/31	3,160
	46,138	PL# 607386, 5.50%, 11/01/16	46,222
	63,120	PL# 607493, 5.50%, 11/01/16	63,235
	22,265	PL# 610128, 7.00%, 10/01/31	23,193
	196,677	PL# 610579, 5.50%, 12/01/16	197,034
	8,589	PL# 611323, 7.00%, 10/01/16	8,889
	28,970	PL# 612071, 5.50%, 11/01/16	29,023
	175,518	PL# 614506, 5.50%, 11/01/16	175,837
	1,729,647	PL# 619054, 5.50%, 02/01/17	1,731,329
	5,799	PL# 622119, 6.50%, 01/01/32	5,946
	224,337	PL# 624035, 6.50%, 01/01/32	230,857
	9,480	PL# 629236, 6.50%, 02/01/32	9,711
	646,613	PL# 631321, 5.50%, 02/01/17	647,241
	50,151	PL# 631606, 5.50%, 03/01/17	50,199
	51,389	PL# 632269, 7.00%, 05/01/32	53,530
	7,971	PL# 634563, 6.50%, 03/01/32	8,164
	59,812	PL# 634949, 7.00%, 05/01/32	62,253
	232,544	PL# 635164, 6.50%, 08/01/32	238,200
	2,452	PL# 644932, 6.50%, 07/01/32	2,512
	5,507	PL# 647556, 7.00%, 01/01/30	5,740
		US Government Agency Securities (continued)
		Fannie Mae (continued)

	473,310	PL# 648795, 6.50%, 08/01/32	484,822
	166,703	PL# 650206, 5.50%, 01/01/18	166,865
	70,344	PL# 650291, 6.50%, 07/01/32	72,054
	234,706	PL# 651649, 6.50%, 08/01/32	240,414
	965,608	PL# 652127, 6.50%, 06/01/32	989,094
	3,442	PL# 663353, 6.50%, 09/01/32	3,525
	35,051	PL# 664188, 5.50%, 09/01/17	35,085
	53,383	PL# 664194, 5.50%, 09/01/17	53,435
	405,730	PL# 670402, 6.50%, 06/01/32	415,598
	191,617	PL# 675314, 5.50%, 12/01/17	191,803
	304,093	PL# 676800, 5.50%, 01/01/18	304,388
	426,415	PL# 679631, 5.50%, 02/01/18	426,427
	8,007	PL# 681343, 5.50%, 02/01/18	8,007
	362,944	PL# 683199, 5.50%, 02/01/18	362,955
	3,037,623	PL# 684231, 5.00%, 01/01/18	2,989,150
	5,160,922	PL# 687889, 5.50%, 03/01/33	5,070,302
	806,493	PL# 688521, 5.00%, 03/01/18	792,891
	802,760	PL# 694200, 4.50%, 05/01/18	776,191
	5,567	PL# 694372, 6.50%, 11/01/32	5,703
	272,175	PL# 694380, 5.00%, 03/01/18	267,585
	77,260	PL# 695925, 5.50%, 05/01/18	77,262
	1,323,914	PL# 701161, 4.50%, 04/01/18	1,278,547
	9,622	PL# 701236, 5.50%, 05/01/18	9,622
	4,372,835	PL# 703443, 5.00%, 05/01/18	4,299,086
	8,081	PL# 708637, 5.50%, 06/01/18	8,081
	541,970	PL# 711636, 4.50%, 05/01/18	523,399
	4,511,262	PL# 711997, 4.50%, 09/01/18	4,356,673

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Fannie Mae (continued)

	2,140,210	PL# 720317, 5.00%, 07/01/18	$2,104,114
	13,489	PL# 725071, 5.50%, 12/01/18	13,490
	8,322,535	PL# 725162, 6.00%, 02/01/34	8,365,870
	17,248,923	PL# 725206, 5.50%, 02/01/34	16,946,051
	11,631	PL# 725269, 5.50%, 03/01/19	11,643
	215,768	PL# 725407, 6.50%, 01/01/34	221,202
	302,918	PL# 725418, 6.50%, 05/01/34	310,546
	4,681,407	PL# 725519, 5.50%, 05/01/19	4,685,959
	4,868,686	PL# 725704, 6.00%, 08/01/34	4,894,037
	11,897,475	PL# 725717, 4.00%, 08/01/19	11,214,802
	11,050,632	PL# 725946, 5.50%, 11/01/34	10,847,854
	11,918	PL# 732724, 5.50%, 08/01/18	11,918
	15,933,187	PL# 735141, 5.50%, 01/01/35	15,640,815
	4,189,870	PL# 735454, 5.50%, 11/01/18	4,193,944
	25,883,778	PL# 735504, 6.00%, 04/01/35	26,040,131
	1,132,401	PL# 735611, 5.50%, 03/01/20	1,133,502
	102,761,638	PL# 735989, 5.50%, 02/01/35	100,991,732
	162,147	PL# 738632, 5.00%, 11/01/18	159,412
	9,705	PL# 741355, 5.50%, 10/01/18	9,705
	5,280,938	PL# 743575, 5.00%, 11/01/18	5,191,873
	10,043,996	PL# 745140, 5.00%, 11/01/35	9,597,999
	11,716,340	PL# 745193, 5.50%, 06/01/20	11,727,733
	41,036,940	PL# 745275, 5.00%, 02/01/36	39,214,725
	23,015,782	PL# 745412, 5.50%, 12/01/35	22,593,445
	16,750,304	PL# 745735, 5.00%, 03/01/21	16,425,875
	13,404,700	PL# 745740, 5.00%, 07/01/36	12,792,439
	59,506	PL# 745823, 6.00%, 08/01/36	59,614
		US Government Agency Securities (continued)
		Fannie Mae (continued)

	535,656	PL# 748257, 4.50%, 10/01/18	517,300
	5,038	PL# 748655, 6.50%, 09/01/33	5,156
	2,675	PL# 749118, 5.50%, 11/01/18	2,675
	14,283	PL# 749153, 5.50%, 11/01/18	14,283
	9,005	PL# 753643, 5.50%, 11/01/18	9,006
	18,181	PL# 755167, 5.50%, 11/01/18	18,181
	139,868	PL# 757687, 5.50%, 07/01/34	137,302
	12,025	PL# 759423, 5.50%, 01/01/19	12,013
	10,517	PL# 761018, 5.50%, 12/01/18	10,517
	34,214	PL# 761808, 5.50%, 05/01/18	34,248
	443,488	PL# 766312, 5.50%, 03/01/19	443,052
	214,317	PL# 768313, 5.50%, 01/01/19	214,324
	198,499	PL# 781889, 5.50%, 03/01/17	198,860
	6,088,920	PL# 806549, Variable Rate, 4.56%, 01/01/35 (1)	6,063,770
	55,287	PL# 817808, 6.00%, 09/01/36	55,387
	1,412,947	PL# 826273, 6.00%, 07/01/20	1,432,120
	1,608,659	PL# 831361, 5.50%, 03/01/21	1,605,423
	72,430	PL# 831500, 6.00%, 05/01/16	73,497
	4,609,696	PL# 831511, 6.00%, 06/01/16	4,677,618
	890,696	PL# 845420, 6.00%, 02/01/36	892,927
	790,281	PL# 849239, 5.50%, 01/01/21	788,866
	9,046,469	PL# 850867, Variable Rate, 5.64%, 01/01/36 (1)	9,016,922
	1,956,041	PL# 870843, 6.00%, 10/01/36	1,959,604
	162,217	PL# 871059, 6.00%, 01/01/37	162,513
	620,976	PL# 871436, 6.00%, 06/01/36	622,107
	59,499	PL# 878340, 6.00%, 04/01/37	59,597
	840,218	PL# 880770, 5.50%, 05/01/21	838,527

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Fannie Mae (continued)

	101,763	PL# 881578, 5.50%, 05/01/21	$101,559
	855,787	PL# 885071, 5.50%, 05/01/21	854,065
	46,207,907	PL# 888306, 5.00%, 12/01/36	44,156,079
	23,479,246	PL# 888635, 5.50%, 09/01/36	23,066,976
	32,000,000	PL# 888678, 5.00%, 12/01/36	30,565,000
	888,437	PL# 891805, 6.00%, 06/01/36	890,055
	721,540	PL# 891814, 6.50%, 07/01/36	734,893
	854,802	PL# 892970, 6.50%, 09/01/36	870,622
	24,611	PL# 893926, 6.00%, 10/01/36	24,656
	924,793	PL# 896049, 6.00%, 06/01/36	926,477
	52,027	PL# 897820, 6.00%, 09/01/36	52,122
	824,824	PL# 898124, 6.00%, 09/01/36	826,326
	646,189	PL# 898330, 6.00%, 12/01/36	647,366
	880,177	PL# 900303, 6.00%, 09/01/36	881,781
	865,236	PL# 901717, 6.00%, 10/01/36	866,812
	146,392	PL# 904102, 6.00%, 11/01/36	146,659
	979,801	PL# 904907, 6.00%, 11/01/36	981,586
	871,764	PL# 905674, 6.00%, 12/01/36	873,352
	11,467,652	PL# 906064, 6.00%, 01/01/37	11,488,541
	95,727	PL# 907735, 6.00%, 12/01/36	95,902
	633,057	PL# 911420, 6.00%, 05/01/37	634,102
	786,995	PL# 911440, 6.00%, 02/01/37	788,295
	790,695	PL# 911446, 6.00%, 03/01/37	792,001
	680,918	PL# 913180, 6.00%, 03/01/37	682,042
	777,601	PL# 913345, 6.00%, 05/01/37	778,885
	95,027	PL# 916302, 6.00%, 04/01/37	95,184
	37,469	PL# 916386, 6.00%, 05/01/37	37,531
		US Government Agency Securities (continued)
		Fannie Mae (continued)

	837,080	PL# 916946, 6.00%, 06/01/37	838,463
	124,325	PL# 918561, 6.00%, 05/01/37	124,530
	695,110	PL# 919389, 6.00%, 05/01/37	696,259
	58,627	PL# 919490, 6.00%, 05/01/37	58,724
	163,526	PL# 922044, 6.00%, 02/01/37	163,824
	873,527	PL# 923382, 6.00%, 06/01/37	874,970
	824,782	PL# 928306, 6.00%, 05/01/37	826,145
	8,308,730	PL# 928510, 6.50%, 06/01/37	8,461,646
	787,947	PL# 938111, 6.00%, 07/01/37	789,249
	75,691	PL# 940198, 6.00%, 06/01/37	75,816
	242,467	PL# 940761, 6.00%, 06/01/37	242,868
	770,635	PL# 940762, 6.00%, 06/01/37	771,909
	8,851,659	PL# 941348, 6.50%, 08/01/37	9,014,567
	4,615,359	PL# 944027, 6.50%, 08/01/37	4,700,301
	3,000,000	TBA, 5.00%, 10/01/22	2,940,468
	3,000,000	TBA, 5.50%, 10/01/22	2,992,968
	45,000,000	TBA, 5.00%, 10/01/37	42,925,770
	122,000,000	TBA, 5.50%, 10/01/37	119,502,783
	55,000,000	TBA, 6.00%, 10/01/37	55,077,330

			839,199,117

		Federal Agricultural Mortgage Corporation — 2.1%
	45,175,000	144A, 5.50%, 07/15/11	46,586,719

		Federal Home Loan Bank — 0.9%
	18,840,000	4.00%, 02/01/08	18,780,786

		Freddie Mac — 2.1%
	16,800,000	4.75%, 06/28/12	16,901,573
	4,836,789	PL# 1B2853, Variable Rate, 4.32%, 04/01/35 (1)	4,763,582
	11,017,273	PL# 1G1119, Variable Rate, 4.75%, 09/01/35 (1)	10,728,288

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Freddie Mac (continued)

	15,850,000	Series MTN, 5.00%, 12/14/18	$15,480,061

			47,873,504

		Freddie Mac Gold — 6.5%
	231,145	PL# A32037, 5.00%, 03/01/35	220,888
	25,703	PL# A38585, 5.50%, 10/01/35	25,203
	430,888	PL# A64579, 5.50%, 08/01/37	421,987
	387,853	PL# B10307, 4.50%, 10/01/18	374,438
	472,079	PL# B11431, 4.50%, 12/01/18	455,750
	3,268,756	PL# B11446, 5.00%, 12/01/18	3,213,702
	44,610	PL# B13285, 4.50%, 04/01/19	42,995
	651,324	PL# B14218, 4.50%, 05/01/19	627,748
	958,605	PL# B14518, 4.50%, 01/01/20	923,907
	1,429,845	PL# B17118, 4.50%, 11/01/19	1,378,089
	22,474	PL# B17892, 4.50%, 10/01/19	21,696
	707,465	PL# B19028, 4.50%, 03/01/20	681,305
	4,158,638	PL# B19043, 4.50%, 03/01/20	4,004,864
	21,345	PL# B19177, 4.50%, 05/01/20	20,556
	856,306	PL# B19187, 4.50%, 04/01/20	824,642
	176,503	PL# B19188, 4.50%, 05/01/20	169,976
	186,553	PL# B19272, 4.50%, 05/01/20	179,655
	490,574	PL# B19621, 5.00%, 07/01/20	481,079
	915,684	PL# C01271, 6.50%, 12/01/31	938,511
	2,732,089	PL# C57150, 6.00%, 05/01/31	2,751,410
	3,264	PL# C67653, 7.00%, 06/01/32	3,385
	48,274	PL# C67868, 7.00%, 06/01/32	50,062
	12,950	PL# C67999, 7.00%, 06/01/32	13,429
	74,884	PL# C68001, 7.00%, 06/01/32	77,657
	118,151	PL# C90229, 7.00%, 08/01/18	123,126
		US Government Agency Securities (continued)
		Freddie Mac Gold (continued)

	17,089	PL# E00570, 6.00%, 09/01/13	17,363
	362,134	PL# E00592, 6.00%, 12/01/13	367,607
	17,418	PL# E00720, 6.00%, 07/01/14	17,671
	17,800	PL# E01007, 6.00%, 08/01/16	18,071
	60,060	PL# E01095, 6.00%, 01/01/17	60,970
	384,504	PL# E01490, 5.00%, 11/01/18	378,086
	753,819	PL# E01538, 5.00%, 12/01/18	741,189
	29,396	PL# E01638, 4.00%, 04/01/19	27,775
	24,791	PL# E69171, 6.00%, 02/01/13	25,150
	19,660	PL# E73319, 6.00%, 11/01/13	19,944
	27,545	PL# E73769, 6.00%, 12/01/13	27,943
	13,515	PL# E75990, 6.00%, 04/01/14	13,747
	24,459	PL# E76341, 6.00%, 04/01/14	24,815
	36,197	PL# E76730, 6.00%, 05/01/14	36,724
	25,884	PL# E76731, 6.00%, 05/01/14	26,261
	16,976	PL# E78995, 6.00%, 11/01/14	17,223
	212,231	PL# E84191, 6.00%, 07/01/16	215,442
	3,759	PL# E84758, 5.50%, 07/01/16	3,763
	16,853	PL# E85885, 6.00%, 11/01/16	17,108
	236,548	PL# E86502, 5.50%, 12/01/16	236,799
	4,295	PL# E86565, 5.50%, 12/01/16	4,300
	211,040	PL# E87961, 6.00%, 02/01/17	214,232
	331,536	PL# E88001, 6.00%, 02/01/17	336,509
	41,547	PL# E88452, 6.00%, 03/01/17	42,170
	281,790	PL# E88749, 6.00%, 03/01/17	286,052
	448,509	PL# E88789, 6.00%, 04/01/17	455,237
	130,867	PL# E88979, 5.50%, 04/01/17	130,911

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Freddie Mac Gold (continued)

	274,723	PL# E89282, 6.00%, 04/01/17	$278,844
	543,539	PL# E89336, 6.00%, 05/01/17	551,693
	24,026	PL# E89653, 6.00%, 04/01/17	24,390
	399,045	PL# E89913, 6.00%, 05/01/17	405,030
	695,248	PL# E91644, 5.50%, 10/01/17	695,485
	220,935	PL# E91754, 5.50%, 10/01/17	221,011
	307,613	PL# E91774, 5.50%, 10/01/17	307,718
	144,276	PL# E91968, 5.50%, 10/01/17	144,325
	236,267	PL# E92113, 5.50%, 10/01/17	236,348
	21,323	PL# E95352, 4.50%, 04/01/18	20,585
	46,247	PL# E98821, 4.50%, 09/01/18	44,647
	1,177,022	PL# G01391, 7.00%, 04/01/32	1,224,376
	16,475,081	PL# G02967, 5.50%, 05/01/37	16,134,736
	14,305	PL# G11111, 6.00%, 04/01/16	14,523
	103,226	PL# G11394, 4.50%, 05/01/18	99,656
	6,454,832	PL# G11618, 4.50%, 05/01/18	6,239,148
	402,141	PL# G11639, 4.50%, 12/01/19	387,585
	2,819,329	PL# G11681, 5.00%, 04/01/20	2,769,003
	8,079,915	PL# G11720, 4.50%, 08/01/20	7,787,446
	12,339,160	PL# G11769, 5.00%, 10/01/20	12,100,331
	186,911	PL# G18052, 4.50%, 05/01/20	179,999
	2,662,104	PL# J00156, 5.00%, 10/01/20	2,610,577
	621,084	PL# J00726, 5.00%, 12/01/20	609,063
	2,961,020	PL# M80813, 4.00%, 04/01/10	2,895,025
	67,000,000	TBA, 5.50%, 10/01/37	65,607,674

			143,378,340

		US Government Agency Securities (continued)

		Government National Mortgage Association — 1.4%
	100,720	PL# 3173, 6.50%, 12/20/31	103,118
	12,953,379	PL# 4006, 6.00%, 07/20/37	13,020,690
	562	PL# 434615, 7.00%, 11/15/29	589
	152,681	PL# 435071, 7.00%, 03/15/31	159,892
	19,954	PL# 493966, 7.00%, 06/15/29	20,916
	52,049	PL# 494742, 7.00%, 04/15/29	54,558
	1,098	PL# 530260, 7.00%, 02/15/31	1,150
	215,779	PL# 531025, 6.00%, 04/15/32	217,677
	489	PL# 538271, 7.00%, 11/15/31	512
	74,222	PL# 538312, 6.00%, 02/15/32	74,875
	108,136	PL# 543989, 7.00%, 03/15/31	113,243
	786	PL# 547545, 7.00%, 04/15/31	824
	241,998	PL# 550985, 7.00%, 10/15/31	253,428
	247	PL# 551549, 7.00%, 07/15/31	259
	17,289	PL# 552413, 7.00%, 02/15/32	18,106
	81,791	PL# 554808, 6.00%, 05/15/31	82,561
	67,248	PL# 555360, 6.00%, 06/15/31	67,881
	72,850	PL# 555733, 6.00%, 03/15/32	73,491
	454	PL# 557664, 7.00%, 08/15/31	475
	54,621	PL# 557678, 7.00%, 08/15/31	57,201
	3,770	PL# 561050, 7.00%, 05/15/31	3,948
	632	PL# 561996, 7.00%, 07/15/31	661
	10,184	PL# 563346, 7.00%, 09/15/31	10,665
	40,138	PL# 563599, 7.00%, 06/15/32	42,035
	66,893	PL# 564086, 7.00%, 07/15/31	70,052
	38,530	PL# 564300, 6.00%, 08/15/31	38,892
	7,020	PL# 564706, 7.00%, 07/15/31	7,351

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Government National Mortgage Association (continued)

	70,456	PL# 565808, 6.00%, 11/15/31	$71,120
	149,896	PL# 567622, 6.00%, 04/15/32	151,214
	77,873	PL# 569567, 7.00%, 01/15/32	81,553
	55,332	PL# 570517, 6.00%, 01/15/32	55,819
	39,279	PL# 572821, 6.00%, 12/15/31	39,649
	75,814	PL# 574873, 6.00%, 12/15/31	76,527
	82,959	PL# 575906, 6.00%, 01/15/32	83,689
	34,715	PL# 576323, 6.00%, 12/15/31	35,042
	1,266	PL# 579377, 7.00%, 04/15/32	1,326
	181,818	PL# 581015, 7.00%, 02/15/32	190,411
	86,882	PL# 581070, 6.00%, 02/15/32	87,646
	53,715	PL# 582956, 7.00%, 02/15/32	56,253
	225,588	PL# 587122, 7.00%, 06/15/32	236,250
	4,917	PL# 587494, 7.00%, 06/15/32	5,150
	928	PL# 589696, 7.00%, 05/15/32	972
	42,462	PL# 592030, 6.00%, 02/15/32	42,835
	15,529	PL# 780802, 6.50%, 05/15/28	15,944
	26,016	PL# 781113, 7.00%, 11/15/29	27,270
	161,801	PL# 781148, 6.00%, 07/15/29	163,434
	80,298	PL# 781276, 6.50%, 04/15/31	82,360
	23,307	PL# 781287, 7.00%, 05/15/31	24,424
	36,694	PL# 781324, 7.00%, 07/15/31	38,438
	201,255	PL# 781328, 7.00%, 09/15/31	210,902
	158,430	PL# 781330, 6.00%, 09/15/31	160,009
	41,184	PL# 781496, 6.50%, 09/15/32	42,221
	52,734	PL# 781548, 7.00%, 11/15/32	55,236
	31,003	PL# 781584, 7.00%, 05/15/32	32,479
		US Government Agency Securities (continued)
		Government National Mortgage Association (continued)

	2,550,442	PL# 781804, 6.00%, 09/15/34	2,569,705
	2,312,844	PL# 781847, 6.00%, 12/15/34	2,329,911
	2,367,240	PL# 781902, 6.00%, 02/15/35	2,384,437
	5,878,207	PL# 80916, 4.75%, 05/20/34	5,852,697

			29,699,973

		Resolution Funding Strips — 0.1%
	1,200,000	Zero coupon, 07/15/18	706,481
	1,200,000	Zero coupon, 10/15/18	696,703

			1,403,184

		Total US Government Agency Securities (Cost $1,166,488,597)	1,165,039,182

		Corporate Bonds and Notes — 51.1%
		Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.0%
	280,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	276,978

		Banks — 4.3%
	85,000	BAC Capital Trust XI, 6.63%, 05/23/36	86,777
	3,000,000	Bank of America Corp., 7.80%, 09/15/16	3,367,050
	7,000,000	Bank of America Corp., 6.00%, 09/01/17 (8)	7,175,650
	3,025,000	Bank of America NA, 5.30%, 03/15/17	2,939,647
	2,550,000	Bank of America NA, Series BKNT, 6.10%, 06/15/17	2,624,014
	1,250,000	Bank of Scotland — 144A (United Kingdom), 3.50%, 11/30/07	1,248,269
	2,000,000	BankBoston NA, Series BKNT, 6.38%, 03/25/08	2,009,422
	1,765,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual (1)	1,879,003
	2,850,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	2,805,355
	1,495,000	JPMorgan Chase & Company, 3.63%, 05/01/08	1,480,953
	2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,107,354

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks (continued)

$1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	$1,142,863
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,823,810
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,967,519
10,250,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	10,269,372
630,000,000	Kreditanstalt fuer Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.60%, 08/08/11 (2) (21)	5,486,751
3,175,000	Mellon Capital IV, Series 1, Variable Rate, 6.24%, perpetual (1)	3,143,072
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	6,582,483
2,990,000	SunTrust Banks, Inc., 3.63%, 10/15/07	2,987,823
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	1,980,068
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,519,925
2,125,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/01/66 (1)	1,933,899
2,150,000	The Bank of New York Company, Inc., Series BKNT, 3.80%, 02/01/08	2,138,799
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	1,065,045
4,315,000	US Bank NA, Series BKNT, 4.40%, 08/15/08	4,280,061
540,000	Wachovia Bank NA, Series BKNT, 4.38%, 08/15/08	537,406
2,340,000	Wachovia Corp., 6.30%, 04/15/08	2,360,241
2,760,000	Wells Fargo & Company, 4.20%, 01/15/10	2,715,244
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,049,816
4,525,000	Wells Fargo & Company, 4.88%, 01/12/11	4,485,795

		94,193,486

	Corporate Bonds and Notes (continued)

	Broadcast Services/Media — 1.1%
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	6,030,041
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,868,337
965,000	Comcast Corp., 7.05%, 03/15/33	1,020,240
7,250,000	Comcast Corp., 6.95%, 08/15/37	7,634,264
465,000	Cox Communications, Inc., 7.75%, 11/01/10	495,882
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	484,500
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	566,100
195,000	Echostar DBS Corp., 7.00%, 10/01/13	200,363
200,000	Echostar DBS Corp., 7.13%, 02/01/16	206,500
1,070,000	News America Holdings, 7.63%, 11/30/28	1,171,071
260,000	News America, Inc., 7.28%, 06/30/28	274,281
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,729,664
725,000	Time Warner Entertainment, 8.38%, 07/15/33	852,602
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	2,064,657

		24,598,502

	Computer Equipment, Software and Services — 0.2%
4,415,000	International Business Machines Corp., 5.70%, 09/14/17	4,446,487
345,000	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	338,963

		4,785,450

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	2,573,643

	Electronics — 0.0%
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	153,063

	Environmental Waste Management and Recycling Services — 0.0%
715,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	664,950

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$
		Financial Services — 8.5%
	390,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.13%, 06/01/12	$388,538
	225,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.13%, 02/15/13	215,438
	9,050,000	Citigroup, Inc., 3.50%, 02/01/08	8,999,148
	14,330,000	Citigroup, Inc., 3.63%, 02/09/09 (5)(6)	14,082,362
	820,000	Citigroup, Inc., 6.20%, 03/15/09	834,193
	3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,911,222
	2,010,000	Citigroup, Inc., 6.00%, 08/15/17	2,060,493
	3,300,000	Citigroup, Inc., 5.88%, 05/29/37	3,191,876
	8,220,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)	7,789,124
	8,225,000	Eksportfinans ASA, Series MTN (Norway), 3.38%, 01/15/08	8,200,317
	2,675,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,584,459
	14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,622,154
	7,665,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	7,893,463
	5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,631,743
	2,000,000	General Electric Capital Corp., Series MTNA, 6.50%, 12/10/07	2,004,240
	3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	3,059,437
	13,605,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	13,308,519
	2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,965,684
	1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	967,971
	4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	4,313,034
	6,030,000	Lehman Brothers Holdings, Inc., Series MTN, 6.00%, 07/19/12	6,129,797
		Corporate Bonds and Notes (continued)
		Financial Services (continued)

	3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27	3,901,281
	7,310,000	Morgan Stanley, 5.05%, 01/21/11	7,230,475
	425,000	Morgan Stanley, 6.75%, 04/15/11	444,528
	17,410,000	Morgan Stanley, Floating Rate, 5.61%, 01/09/12 (2)	17,071,670
	11,500,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	11,765,374
	1,950,000	Morgan Stanley, Series MTNF, 5.55%, 04/27/17	1,895,402
	355,000	Nationwide Building Society — 144A (United Kingdom), 4.25%, 02/01/10	347,916
	3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	3,144,471
	4,700,000	The Bear Stearns Companies, Inc., 6.40%, 10/02/17	4,656,100
	7,565,000	The Bear Stearns Companies, Inc., Series MTN, 6.95%, 08/10/12	7,895,485
	1,000,000	The Bear Stearns Companies, Inc., Series MTNB, 4.55%, 06/23/10	974,681
	2,475,000	TIAA Global Markets — 144A, 3.88%, 01/22/08	2,463,122
	467,000,000	Toyota Motor Credit Corp., 0.75%, 06/09/08 (21)	4,058,064
	1,955,000	USAA Capital Corp. — 144A, Series MTNB, 4.00%, 12/10/07	1,949,702
	2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37 (1)	2,803,793

			183,755,276

		Food and Beverage — 0.3%
	6,445,000	Kraft Foods, Inc., 6.50%, 08/11/17	6,669,460

		Insurance — 1.6%
	1,775,000	ASIF Global Financial XXIII — 144A, 3.90%, 10/22/08	1,750,044
	2,850,000	Berkshire Hathaway Finance Corp., 3.38%, 10/15/08	2,803,776

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Insurance (continued)

	2,815,000	Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	$2,769,966
	3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/37 (1)	3,784,249
	5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 5.86%, 09/15/09 (2)	5,350,742
	2,350,000	Lincoln National Corp., Variable Rate, 7.00%, 05/17/66 (1)	2,425,764
	4,455,000	MetLife, Inc., 6.40%, 12/15/36	4,249,598
	1,600,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	1,588,920
	3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37 (1)	3,493,923
	2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65 (1)	2,039,152
	4,125,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	3,995,265

			34,251,399

		Leisure and Recreation — 0.0%
	655,000	Harrahs Operating Company, Inc., 5.75%, 10/01/17	501,955
	325,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	311,188
	200,000	Travelport LLC, 9.88%, 09/01/14	205,000

			1,018,143

		Machinery — 0.1%
	2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,966,025

		Manufacturing — 0.0%
	395,000	Briggs & Stratton Corp., 8.88%, 03/15/11	423,638

		Medical Equipment, Supplies, and Services — 0.6%
	8,175,000	Amgen, Inc. — 144A, Floating Rate, 5.59%, 11/28/08 (2)	8,185,316
	3,600,000	WellPoint, Inc., 5.95%, 12/15/34	3,329,086
		Corporate Bonds and Notes (continued)
		Medical Equipment, Supplies, and Services (continued)

	1,295,000	WellPoint, Inc., 5.85%, 01/15/36	1,195,178

			12,709,580

		Metals and Mining — 0.4%
	730,000	AK Steel Corp., 7.75%, 06/15/12	742,775
	1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,834,838
	3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	3,372,600
	1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,178,550

			8,128,763

		Oil, Coal and Gas — 1.0%
	3,670,000	Arch Western Finance, 6.75%, 07/01/13	3,614,950
	210,000	Chesapeake Energy Corp., 6.38%, 06/15/15	207,113
	90,000	Chesapeake Energy Corp., 6.25%, 01/15/18	87,300
	275,000	Chesapeake Energy Corp., 6.88%, 11/15/20 (8)	270,531
	270,000	Colorado Interstate Gas, 6.80%, 11/15/15	280,858
	120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	116,400
	1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,367,994
	365,000	El Paso Natural Gas, 8.63%, 01/15/22	425,637
	15,000	El Paso Natural Gas, 8.38%, 06/15/32	17,703
	2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,591,030
	1,225,000	Enterprise Products Operating LP, Series B, 4.00%, 10/15/07	1,224,378
	3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	3,932,080
	190,000	KCS Energy, Inc., 7.13%, 04/01/12	185,250
	2,690,000	Sabine Pass LNG, LP, 7.50%, 11/30/16	2,663,100
	35,000	Targa Resources, Inc. — 144A, 8.50%, 11/01/13	35,175

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Oil, Coal and Gas (continued)

	665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	$680,225
	935,000	Transcontinental Gas Pipe Line Corp., Series B, 8.88%, 07/15/12	1,044,863
	3,400,000	XTO Energy, Inc., 6.75%, 08/01/37	3,559,310

			22,303,897

		Paper and Forest Products — 0.2%
	365,000	Bowater Canada Finance (Canada), 7.95%, 11/15/11	302,038
	400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	314,000
	880,000	Domtar, Inc. (Canada), 7.13%, 08/15/15	849,200
	3,530,000	Georgia-Pacific Corp. — 144A, 7.13%, 01/15/17	3,432,925

			4,898,163

		Pharmaceuticals/Research and Development — 0.4%
	170,000	Bio-Rad Laboratories, Inc., 7.50%, 08/15/13	173,400
	530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	506,150
	600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	616,930
	766,000,000	Pfizer, Inc., Series INTL, 0.80%, 03/18/08 (21)	6,659,022
	1,580,000	Wyeth, 6.00%, 02/15/36	1,524,640

			9,480,142

		Printing and Publishing — 0.0%
	1,070,000	Idearc, Inc., 8.00%, 11/15/16	1,072,675

		Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs—1.9%
	5,766,484	Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	5,745,601
	14,336,500	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	14,352,789
	813,673	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, 11/15/08	813,152
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

	1,574,674	Ford Credit Auto Owner Trust, Series 2005-B, Class A3, 4.17%, 01/15/09	1,573,257
	18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	18,973,868

			41,458,667

		Private Asset Backed: Banks — 0.2%
	3,517,808	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	3,383,660

		Private Asset Backed: Credit Cards—2.4%
	14,000,000	American Express Credit Account Master Trust, Series 2005-3, Class A, Floating Rate, 5.75%, 01/18/11 (3)	13,983,346
	12,075,000	Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	12,065,963
	15,125,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	15,125,902
	11,500,000	MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	11,339,499

			52,514,710

		Private Asset Backed: Financial Services — 2.6%
	2,805,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	2,791,939
	11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,946,153
	2,764,788	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	2,797,176
	7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, 6.08%, 07/11/17	7,952,852
	3,637,764	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 5.36%, 01/25/18 (2)	3,638,766

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Financial Services (continued)

	14,200,000	SLM Student Loan Trust, Series 2005-6, Class A5B, Floating Rate, 5.37%, 07/27/26 (2)	$14,190,190
	14,030,000	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	14,046,615

			56,363,691

		Private Asset Backed: Mortgage and Home Equity — 21.3%
	2,688,044	ACE Securities Corp., Series 2006-HE1, Class A2A, Floating Rate, 5.21%, 02/25/36 (3)	2,681,411
	11,960,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	12,394,502
	8,564,085	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	8,897,353
	16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	16,710,847
	11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,608,371
	13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.69%, 04/10/49 (3)	13,393,753
	469,001	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	474,423
	2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,423,609
	563,238	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A1, Floating Rate, 5.20%, 02/25/36 (3)	563,107
	3,475,000	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,658,681
	4,647,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.89%, 12/10/49	4,707,122
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	13,332,332	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.35%, 08/25/35 (3)	13,162,261
	2,904,609	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, 09/15/30	2,902,780
	874,149	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, Floating Rate, 5.42%, 06/25/35 (3)	863,383
	300,092	Countrywide Asset-Backed Certificates, Series 2006-IM1, Class A1, Floating Rate, 5.22%, 04/25/36 (3)	299,896
	9,657,442	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	9,748,325
	21,316,902	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	21,502,567
	14,955,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	14,935,158
	13,110,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,276,106
	3,769,291	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 5.22%, 04/25/36 (3)	3,763,183
	4,415,328	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,641,693
	6,046,653	Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1, Floating Rate, 5.21%, 05/25/36 (3)	6,025,272
	4,332,706	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, Floating Rate, 5.20%, 03/25/36 (3)	4,318,145
	12,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	13,174,105

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	$10,827,408
	11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,955,162
	5,877,309	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	6,020,721
	5,734,532	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	5,919,606
	3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	3,035,184
	5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	4,683,295
	9,185,656	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	8,904,346
	9,535,734	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 5.67%, 12/19/36 (3)	9,261,392
	10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,771,109
	6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,945,551
	9,225,801	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	9,527,466
	9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	9,015,047
	10,900,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	10,817,547
	12,770,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 02/12/51	12,895,657
	17,222,371	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.89%, 08/25/34 (3)	16,936,547
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	6,761,529	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, 10/15/35	6,806,982
	12,787,660	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,516,309
	6,160,087	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	6,482,703
	7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,307,429
	9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,896,313
	11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	11,757,431
	9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	9,548,195
	2,726,174	New Century Home Equity Loan Trust, Series 2006-1, Class A2A, Floating Rate, 5.19%, 05/25/36 (3)	2,724,237
	9,375,843	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 5.19%, 11/25/46 (3)	9,311,492
	2,246,381	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1, Floating Rate, 5.22%, 03/25/36 (3)	2,243,620
	10,781,419	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	10,803,619
	8,050,733	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.08%, 05/18/32 (3)	8,170,175
	9,099,504	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	9,526,743

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	1,820,085	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, Floating Rate, 5.19%, 04/25/36 (3)	$1,814,692
	16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 5.90%, 02/15/51 (3)	16,699,307
	400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, Floating Rate, 5.77%, 04/25/36 (3)	396,539
	13,146,307	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96, 6.00%, 08/25/37	12,999,935

			461,647,812

		Private Asset Backed: Other — 0.2%
	4,121,910	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	3,621,975
	229,136	Terra LNR, Ltd. — 144A, Series 2006-1A, Class A1(Cayman Islands), Floating Rate, 5.88%, 06/15/17 (3)	229,136

			3,851,111

		Private Asset Backed: Utilities — 0.4%
	8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,437,055

		Real Estate Development and Services — 0.2%
	5,315,000	American Real Estate Partners LP — 144A, 7.13%, 02/15/13	5,089,113

		Real Estate Investment Trusts — 0.3%
	910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	946,921
	725,000	The Rouse Company, 3.63%, 03/15/09	697,630
	4,135,000	The Rouse Company, 5.38%, 11/26/13	3,732,705
	2,200,000	The Rouse Company/TRC Co-issuer, Inc. — 144A, 6.75%, 05/01/13	2,169,053

			7,546,309

		Corporate Bonds and Notes (continued)

		Semiconductors — 0.1%
	275,000	Freescale Semiconductor, Inc., 9.13%, 12/15/14 (12)	255,750
	295,000	Freescale Semiconductor, Inc., Floating Rate, 9.57%, 12/15/14 (2)	279,513
	1,195,000	Momentive Performance Materials — 144A, 10.13%, 12/01/14	1,183,050

			1,718,313

		Telecommunications Equipment and Services — 2.1%
	625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	616,730
	10,025,000	AT&T, Inc., 6.50%, 09/01/37	10,371,343
	810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	820,125
	800,000	Citizens Communications Company, 6.25%, 01/15/13	784,000
	550,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	573,375
	545,000	Intelsat Corp., 9.00%, 06/15/16	564,075
	2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,618,335
	970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	1,102,141
	2,230,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,269,025
	860,000	Qwest Corp., 7.88%, 09/01/11	907,300
	675,000	Qwest Corp., Floating Rate, 8.94%, 06/15/13 (2)	723,938
	890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	955,198
	1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,876,261
	1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,640,211
	555,000	Telecom Italia Capital (Luxembourg), 6.00%, 09/30/34	517,702
	75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	77,089
	2,950,000	Telefonica Emisiones SAU (Spain), 7.05%, 06/20/36	3,152,299

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	$908,228
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	177,984
7,910,000	Vodafone Group PLC (United Kingdom), Floating Rate, 5.29%, 12/28/07 (2)	7,906,511
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,415,701
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	472,541
890,000	Wind Acquistion Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	990,125
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,454,063
2,925,000	Windstream Corp., 8.63%, 08/01/16	3,133,406

		46,027,706

	Transportation — 0.0%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	546,000

	Utilities — 0.6%
337,971	AES Ironwood LLC, 8.86%, 11/30/25	370,078
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	258,500
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,875,973
282,824	Elwood Energy LLC, 8.16%, 07/05/26	287,490
1,000,000	Florida Power & Light, 5.63%, 04/01/34	942,597
122,500	Homer City Funding LLC, 8.14%, 10/01/19	132,300
82,769	Homer City Funding LLC, 8.73%, 10/01/26	92,701
438,270	Midwest Generation LLC, Series B, 8.56%, 01/02/16	468,949
560,000	NRG Energy, Inc., 7.38%, 02/01/16	562,800
445,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	489,500
200,000	Suncor Energy, Inc. (Canada), 6.50%, 06/15/38	205,297
	Corporate Bonds and Notes (continued)
	Utilities (continued)

5,325,000	TXU Corp., Series O, 4.80%, 11/15/09	5,398,266

		12,084,451

	Total Corporate Bonds and Notes (Cost $1,123,952,911)	1,114,591,831

	Foreign Government Obligations — 2.2%
9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,235,255
6,475,000	Government of France (France), 3.75%, 04/25/17 (19)	8,763,628
73,400,000	Mexican Bonos De Desarrollo, Series M10 (Mexico), 7.25%, 12/15/16 (22)	6,430,402
39,350,000	Mexican Fixed Rate Bonds, Series M20 (Mexico), 8.00%, 12/07/23 (22)	3,620,413
18,300,000	Mexican Fixed Rate Bonds, Series M20 (Mexico), 10.00%, 12/05/24 (22)	1,999,257
2,930,000	Province of Manitoba (Canada), 6.38%, 09/01/15 (23)	2,060,964
3,365,000	Province of Ontario, Series GMTN (Canada), 6.25%, 06/16/15 (23)	2,353,487
4,400,000	Republic of Argentina (Argentina), Floating Rate, 5.39%, 08/03/12 (11)	4,000,480
622,900,000	Republic of Finland, Series EMTN (Finland), 0.30%, 10/18/07 (21)	5,420,930
2,625,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	2,861,250

	Total Foreign Government Obligations (Cost $47,353,528)	47,746,066

Contracts

	Purchased Call Options — 0.3%
69,900,000	Expiring 08/09/10. If exercised the Series receives 5.78%, and pays floating 3 month LIBOR, expiring 08/11/20, European Style	3,390,549
45,500,000	Expiring 08/16/10. If exercised the Series receives 5.79%, and pays floating 3 month LIBOR, expiring 08/18/20, European Style	2,235,574

	Total Purchased Call Options (Cost $4,474,420)	5,626,123

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Contracts		Value

	Purchased Put Options — 0.2%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style	$2,371,540
45,500,000	Expiring 08/16/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.79%, expiring 08/18/20, European Style	1,515,268

	Total Purchased Put Options (Cost $4,474,420)	3,886,808

Principal

	Short Term US Government Agency Securities — 1.9%
	Federal Home Loan Bank
$34,800,000	4.00%, 10/01/07	34,792,267
3,000,000	4.70%, 10/02/07	2,998,825
4,000,000	4.68%, 10/15/07	3,991,680

	Total Short Term US Government Agency Securities (Cost $41,782,772)	41,782,772

	Securities Lending Collateral — 0.4%
7,633,250	Securities Lending Collateral Investment (Note 3) (Cost $7,633,250)	7,633,250

	Total Securities (Cost $2,437,328,160)	2,428,007,627

	Repurchase Agreements — 1.2%
25,829,217	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $25,838,430 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.33%-5.63%, due 03/01/33-03/25/33, with a total value of $26,346,485) (Cost $25,829,217)	25,829,217

	Total Investments before Call and Put Options Written and Securities Sold Short — 112.5% (Cost $2,463,157,377)	2,453,836,844
Contracts

	Call Options Written — (0.0)%
(34,200,000)	Expiring 12/13/07. If exercised the Series pays 4.40%, and receives floating 3 month LIBOR, expiring 12/17/17, European Style (Premium $229,140)	(21,204)

Contracts		Value

	Put Options Written — (0.0)%
(34,200,000)	Expiring 12/13/07. If exercised the Series pays floating 3 month LIBOR, and receives 5.40%, expiring 12/17/17, European Style (Premium $372,780)	$(270,180)

Principal

	Securities Sold Short — (12.2)%
$(44,000,000)	Fannie Mae, TBA, 5.00%, 10/11/07	(41,971,864)
(125,700,000)	Fannie Mae, TBA, 6.00%, 10/11/07	(125,876,734)
(19,700,000)	Fannie Mae, TBA, 6.50%, 10/11/07	(20,060,136)
(500,000)	Fannie Mae, TBA, 4.50%, 10/16/07	(481,562)
(36,000,000)	Fannie Mae, TBA, 5.50%, 10/16/07	(35,915,616)
(1,000,000)	Fannie Mae, TBA, 6.00%, 10/16/07	(1,013,281)
(43,000,000)	Fannie Mae, TBA, 6.00%, 11/13/07	(41,004,542)

	Total Securities Sold Short (Proceeds $268,074,144)	(266,323,735)

	Total Investments net of Call and Put Options Written and Securities Sold Short — 100.3% (Cost $2,194,481,313)	2,187,221,725
	Liabilities less other assets — (0.3)%	(6,227,169)

	Net Assets — 100.0%	$2,180,994,556

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $2,194,481,313.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$20,768,924
Gross unrealized depreciation	(28,028,512)
Net unrealized depreciation	$(7,259,588)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	US Treasury Securities — 13.8%
	US Treasury Bonds — 0.8%
$740,000	8.88%, 08/15/17 (8)	$986,282
550,000	6.13%, 11/15/27 (8)	636,582
840,000	4.75%, 02/15/37 (8)	828,647
380,000	5.00%, 05/15/37	389,916

		2,841,427

	US Treasury Inflation Index — 1.4%
98,960	0.88%, 04/15/10	95,705
251,870	2.38%, 04/15/11	253,582
469,091	1.63%, 01/15/15	448,935
42,837	1.88%, 07/15/15	41,716
125,941	2.00%, 01/15/16	123,147
742,651	2.50%, 07/15/16	756,692
144,609	2.38%, 01/15/17	145,694
198,914	2.38%, 01/15/25	200,733
83,961	2.00%, 01/15/26	80,209
2,881,847	2.38%, 01/15/27	2,917,872

		5,064,285

	US Treasury Notes — 11.2%
2,880,000	3.38%, 02/15/08	2,872,803
3,340,000	3.75%, 05/15/08 (8)	3,332,435
6,350,000	4.88%, 01/31/09	6,424,911
750,000	4.50%, 03/31/09	756,035
11,160,000	3.50%, 02/15/10	11,036,201
200,000	4.88%, 05/31/11	205,313
2,850,000	4.63%, 10/31/11 (8)	2,901,659
190,000	4.50%, 03/31/12	192,360
4,330,000	4.75%, 05/31/12	4,429,794
5,160,000	4.63%, 07/31/12	5,251,513
67,000	5.13%, 05/15/16 (8)	69,832
1,170,000	4.63%, 02/15/17	1,175,759
270,000	4.75%, 08/15/17 (8)	273,713

		38,922,328

	US Treasury Strips — 0.4%
2,995,000	Zero coupon, 11/15/24	1,279,344

	Total US Treasury Securities (Cost $47,567,445)	48,107,384

	US Government Agency Securities — 46.9%
	Fannie Mae — 31.9%
1,316,280	PL# 256219, 5.50%, 04/01/36	1,276,542
2,668,495	PL# 256552, 5.50%, 01/01/37	2,614,662
400,698	PL# 735809, Variable Rate, 4.47%, 08/01/35 (1)	399,725
4,705,309	PL# 745275, 5.00%, 02/01/36	4,496,373
	US Government Agency Securities (continued)
	Fannie Mae (continued)

29,084	PL# 759626, 6.00%, 02/01/34	29,222
42,555	PL# 795774, 6.00%, 10/01/34	42,717
187,043	PL# 796050, 6.00%, 08/01/34	187,757
1,238,837	PL# 796278, 6.00%, 12/01/34	1,243,566
49,693	PL# 801516, Variable Rate, 4.72%, 08/01/34 (1)	49,530
527,399	PL# 809169, 6.00%, 01/01/35	529,412
105,300	PL# 810896, Variable Rate, 4.84%, 01/01/35 (1)	105,075
23,749	PL# 820426, 6.00%, 03/01/35	23,808
1,145,599	PL# 888022, 5.00%, 02/01/36	1,094,730
460,276	PL# 893681, 6.00%, 10/01/36	461,114
850,804	PL# 893923, 6.00%, 10/01/36	852,354
1,129,183	PL# 894005, 6.00%, 10/01/36	1,131,240
4,193,476	PL# 916397, 6.50%, 05/01/37	4,270,654
99,998	PL# 950385, Variable Rate, 5.88%, 08/01/37 (1)	101,636
7,100,000	TBA, 5.50%, 10/01/22 (5)	7,083,358
100,000	TBA, 6.00%, 10/01/22 (5)	101,328
20,000,000	TBA, 5.00%, 10/01/37 (5)	19,078,120
8,900,000	TBA, 5.50%, 10/01/37 (5)	8,717,826
32,150,000	TBA, 6.00%, 10/01/37 (4) (5)	32,195,204
3,870,000	TBA, 6.50%, 10/01/37 (4)	3,940,747
11,000,000	TBA, 5.00%, 11/01/37 (5)	10,489,534
10,200,000	TBA, 5.50%, 11/01/37 (5)	9,984,841
1,450,000	TBA, 6.00%, 11/01/37 (4)	1,450,680

		111,951,755

	Federal Agricultural Mortgage Corp. — 0.3%
80,000	4.25%, 07/29/08	79,723
900,000	144A, 5.13%, 04/19/17	896,517

		976,240

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$
		Federal Farm Credit Bank — 0.2%
	800,000	4.50%, 10/17/12	$796,713

		Federal Home Loan Bank — 0.8%
	260,000	5.40%, 01/02/09	260,002
	1,700,000	5.50%, 05/21/09	1,700,988
	680,000	5.50%, 07/15/36	703,493

			2,664,483

		Freddie Mac — 1.6%
	112,630	PL# 1B2694, Variable Rate, 4.37%, 12/01/34 (1)	110,966
	900,000	PL# 1G2201, Variable Rate, 6.13%, 09/01/37 (1)	908,361
	360,985	PL# 1N1447, Variable Rate, 5.82%, 02/01/37 (1)	364,308
	2,195,912	PL# 1N1454, Variable Rate, 5.91%, 04/01/37 (1)	2,218,026
	782,724	PL# 1N1463, Variable Rate, 6.03%, 05/01/37 (1)	794,937
	1,018,081	PL# 1N1582, Variable Rate, 5.96%, 05/01/37 (1)	1,030,910

			5,427,508

		Freddie Mac Gold — 5.5%
	843,814	PL# A39756, 5.00%, 11/01/35	806,369
	5,620,000	PL# A66092, 6.00%, 09/01/37	5,627,528
	11,071,135	PL# G02427, 5.50%, 12/01/36	10,843,872
	1,500,000	TBA, 5.00%, 10/01/22	1,470,234
	400,000	TBA, 5.00%, 10/01/37	381,562

			19,129,565

		Government National Mortgage Association — 6.5%
	3,379,824	PL# 3997, 5.50%, 06/20/37	3,322,413
	632,157	PL# 605617, 5.00%, 07/15/34	612,446
	1,403,967	PL# 612902, 5.00%, 07/15/33	1,360,830
	586,849	PL# 636084, 5.00%, 01/15/35	568,249
	1,763,949	PL# 644631, 5.00%, 09/15/35	1,708,040
	14,950,000	TBA, 6.00%, 10/01/37 (4)	15,045,769
	20,000	TBA, 6.50%, 10/01/37	20,441

			22,638,188

		US Government Agency Securities (continued)

		Tennessee Valley Authority — 0.1%
	440,000	5.98%, 04/01/36	484,219

		Total US Government Agency Securities (Cost $164,320,600)	164,068,671

		Corporate Bonds and Notes — 51.4%
		Advertising — 0.0%
	90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	87,300

		Aerospace and Defense — 0.0%
	45,000	DRS Technologies, Inc., 6.63%, 02/01/16	44,663

		Airlines — 0.1%
	300,000	Continental Airlines, Inc., Series A, 5.98%, 04/19/22	290,682

		Automobile: Rental — 0.0%
	75,000	Hertz Corp., 8.88%, 01/01/14	77,625
	45,000	Hertz Corp., 10.50%, 01/01/16	48,825

			126,450

		Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
	60,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	59,352
	600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11	609,113
	1,100,000	Ford Motor Company, 7.45%, 07/16/31 (8)	869,000
	840,000	General Motors Corp., 8.25%, 07/15/23	739,200
	150,000	General Motors Corp., 8.38%, 07/15/33 (8)	132,188
	140,000	Visteon Corp., 8.25%, 08/01/10	123,900

			2,532,753

		Banks — 2.9%
	80,000	Bank of America Corp., 5.38%, 08/15/11 (8)	80,645
	230,000	European Investment Bank, 4.63%, 03/21/12	229,382
	290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	295,248
	800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	818,271

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Banks (continued)

	100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	$99,663
	270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	252,917
	490,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	460,333
	1,070,000	Kaupthing Bank — 144A (Iceland), Floating Rate, 6.05%, 04/12/11 (2)	1,062,215
	200,000	Kaupthing Bank — 144A (Iceland), 7.13%, 05/19/16	202,168
	320,000	Landisbanki Islands HF — 144A (Iceland), 6.10%, 08/25/11	324,481
	10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	9,468
	20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	18,438
	490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1) (8)	492,444
	300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	306,162
	200,000	Royal Bank of Scotland Group PLC, Series MTN (United Kingdom), 7.64%, 03/31/49	209,390
	780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	736,242
	220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	223,001
	610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	566,530
	400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	396,072
		Corporate Bonds and Notes (continued)
		Banks (continued)

	150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/01/66 (1)	136,511
	880,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	770,000
	520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	440,700
	460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	457,266
	1,150,000	Wachovia Corp., 5.25%, 08/01/14	1,128,654
	340,000	Wells Fargo Capital X, 5.95%, 12/15/36	313,028

			10,029,229

		Broadcast Services/Media — 1.2%
	130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	132,275
	10,000	Clear Channel Communications, Inc., 4.63%, 01/15/08	9,928
	20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	18,347
	90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	70,761
	50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	37,715
	320,000	Comcast Cable Communications, 8.88%, 05/01/17	378,457
	730,000	Comcast Corp., 6.50%, 01/15/15	755,371
	210,000	Comcast Corp., 5.88%, 02/15/18	206,960
	80,000	Cox Communications, Inc., 3.88%, 10/01/08	78,769
	115,000	Echostar DBS Corp., 7.00%, 10/01/13	118,163
	40,000	Echostar DBS Corp., 7.13%, 02/01/16	41,300
	1,030,000	Liberty Media Corp., 7.88%, 07/15/09	1,065,210
	20,000	News America, Inc., 6.20%, 12/15/34	18,890
	60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	61,748
	180,000	Time Warner Entertainment, 8.38%, 07/15/33	211,681
	720,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	756,221

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Broadcast Services/Media (continued)

	290,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	$319,345
	70,000	Univision Communications, Inc. — 144A, 9.75%, 03/15/15 (8) (12)	68,600

			4,349,741

		Chemicals — 0.1%
	280,000	FMC Finance III SA — 144A (Luxembourg), 6.88%, 07/15/17	280,000
	60,000	Georgia Gulf Corp., 9.50%, 10/15/14	55,200
	30,000	Lyondell Chemical Company, 8.00%, 09/15/14	33,150
	15,000	Lyondell Chemical Company, 8.25%, 09/15/16	16,988
	44,000	Westlake Chemical Corp., 6.63%, 01/15/16	42,020

			427,358

		Computer Equipment, Software and Services — 0.2%
	530,000	Electronic Data Systems, 7.13%, 10/15/09	539,842
	20,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	20,900
	60,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	63,000

			623,742

		Consumer Goods and Services — 0.2%
	490,000	Altria Group, Inc., 7.00%, 11/04/13	533,159
	190,000	Reynolds American, Inc., 6.75%, 06/15/17	195,277

			728,436

		Containers and Packaging — 0.0%
	110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	109,725
	45,000	Graham Packaging Company, LP, 9.88%, 10/15/14 (8)	44,775

			154,500

		Electronics — 0.0%
	15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	14,494
	105,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15	98,175

			112,669

		Corporate Bonds and Notes (continued)

		Environmental Waste Management and Recycling Services — 0.2%
	600,000	Waste Management, Inc., 6.38%, 11/15/12	623,318

		Equipment Rental and Leasing — 0.1%
	440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	424,792

		Financial Services — 7.0%
	100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1) (5)	93,867
	420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	406,303
	390,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1)	400,334
	80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 5.50%, 01/05/09 (2)	75,856
	2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10	2,200,393
	120,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.67%, 02/27/08 (2)	118,809
	100,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.76%, 06/18/08 (2)	97,918
	160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)	151,613
	3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,521,627
	720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	706,332
	800,000	General Motors Acceptance Corp., 5.85%, 01/14/09	783,237
	30,000	General Motors Acceptance Corp., Series GM, 6.31%, 11/30/07	29,904
	60,000	General Motors Acceptance Corp., Series MTN, 4.38%, 12/10/07 (8)	59,711
	40,000	GMAC LLC, 5.13%, 05/09/08 (8)	39,689
	2,040,000	GMAC LLC, 5.63%, 05/15/09	1,986,794
	1,870,000	GMAC LLC, 6.63%, 05/15/12	1,746,595
	590,000	GMAC LLC, 8.00%, 11/01/31 (8)	580,361

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Financial Services (continued)

$1,020,000	HSBC Finance Corp., 4.63%, 01/15/08	$1,017,663
960,000	HSBC Finance Corp., 4.63%, 09/15/10	944,898
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	898,633
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	1,056,468
890,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	848,763
80,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	77,906
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	470,513
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	333,247
30,000	Morgan Stanley, 3.63%, 04/01/08	29,804
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	615,405
200,000	Morgan Stanley, Series MTN, Floating Rate, 5.81%, 10/18/16 (2)	191,672
60,000	Residential Capital LLC, Floating Rate, 7.46%, 04/17/09 (2)	51,075
170,000	Residential Capital LLC, Floating Rate, 7.60%, 05/22/09 (2)	144,713
1,810,000	Residential Capital LLC, 6.00%, 02/22/11	1,476,198
220,000	Residential Capital LLC, 6.50%, 06/01/12	178,365
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	101,914
625,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	546,430
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	878,230
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	33,599
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	81,067
460,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17	434,997
380,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	374,770
	Corporate Bonds and Notes (continued)
	Financial Services (continued)

240,000	The Goldman Sachs Group, Inc., 5.00%, 01/15/11	238,473

		24,024,146

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	52,125
55,000	Service Corp. International, 7.50%, 04/01/27	51,700

		103,825

	Insurance — 0.7%
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13	19,346
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 7.11%, 07/07/10 (2)	599,910
1,110,000	MetLife, Inc., 6.40%, 12/15/36	1,058,823
640,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	619,871

		2,297,950

	Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	14,775
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	38,900
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	63,600
60,000	Mandalay Resort Group, 9.50%, 08/01/08	61,650
155,000	MGM MIRAGE, 7.63%, 01/15/17	154,225
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	31,125
140,000	Station Casinos, Inc., 7.75%, 08/15/16	139,300

		503,575

	Manufacturing — 0.2%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	122,901
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	444,708

		567,609

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$
		Medical Equipment, Supplies, and Services — 0.3%
	190,000	Community Health Systems, Inc. — 144A, 8.88%, 07/15/15	$196,175
	230,000	DaVita, Inc., 6.63%, 03/15/13	229,425
	56,000	HCA, Inc., 6.25%, 02/15/13	49,700
	110,000	HCA, Inc., 6.75%, 07/15/13	99,275
	3,000	HCA, Inc., 6.50%, 02/15/16	2,565
	10,000	HCA, Inc. — 144A, 9.13%, 11/15/14	10,575
	100,000	HCA, Inc. — 144A, 9.25%, 11/15/16	106,500
	107,000	HCA, Inc. — 144A, 9.63%, 11/15/16	114,490
	105,000	Tenet Healthcare Corp., 9.88%, 07/01/14	96,600

			905,305

		Metals and Mining — 0.4%
	320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	350,400
	105,000	Steel Dynamics, Inc. — 144A, 6.75%, 04/01/15	101,850
	1,054,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,091,171

			1,543,421

		Office Equipment, Supplies, and Services — 0.0%
	30,000	Xerox Corp., 6.75%, 02/01/17	30,759

		Oil, Coal and Gas — 3.3%
	740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31	808,219
	1,360,000	Anadarko Petroleum Corp., 6.45%, 09/15/36	1,343,256
	60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	59,175
	195,000	Complete Production Services, Inc., 8.00%, 12/15/16	193,781
	210,000	Conoco, Inc., 6.95%, 04/15/29	231,634
	245,000	Dynegy Holdings, Inc. — 144A, 7.75%, 06/01/19	235,506
	1,660,000	El Paso Corp., 7.00%, 06/15/17	1,693,839
	19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	19,385
		Corporate Bonds and Notes (continued)
		Oil, Coal and Gas (continued)

	92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	93,881
	110,000	El Paso Natural Gas, 8.38%, 06/15/32	129,820
	770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	764,148
	30,000	Hess Corp., 7.88%, 10/01/29	34,579
	490,000	Hess Corp., 7.30%, 08/15/31	538,733
	200,000	Kerr-McGee Corp., 6.95%, 07/01/24	207,724
	295,000	Kerr-McGee Corp., 7.88%, 09/15/31	342,109
	30,000	Kinder Morgan Energy Partners, LP, 6.30%, 02/01/09	30,408
	600,000	Kinder Morgan Energy Partners, LP, 6.75%, 03/15/11	625,058
	440,000	Kinder Morgan Energy Partners, LP, 6.00%, 02/01/17	435,783
	160,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	160,800
	120,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	121,500
	45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	45,675
	120,000	Pemex Project Funding Master Trust, 7.38%, 12/15/14	132,551
	770,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	797,317
	180,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	182,284
	100,000	Pogo Producing Company, 6.88%, 10/01/17 (8)	101,000
	25,000	Semgroup LP — 144A, 8.75%, 11/15/15	24,563
	5,000	Southern Natural Gas, 8.00%, 03/01/32	5,677
	60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	58,692
	65,000	Suburban Propane Partners, 6.88%, 12/15/13	63,700
	20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	21,815
	270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	268,812

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Oil, Coal and Gas (continued)

	108,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	$107,935
	100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	93,380
	50,000	Western Oil Sands, Inc. (Canada), 8.38%, 05/01/12	55,438
	80,000	Williams Companies, Inc., 8.75%, 03/15/32	92,500
	630,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	656,775
	550,000	XTO Energy, Inc., 7.50%, 04/15/12	594,850

			11,372,302

		Paper and Forest Products — 0.2%
	820,000	Weyerhaeuser Company, 6.75%, 03/15/12	852,123

		Pharmaceuticals/Research and Development — 0.1%
	470,000	Wyeth, 5.95%, 04/01/37	455,102

		Printing and Publishing — 0.1%
	180,000	Idearc, Inc., 8.00%, 11/15/16	180,450
	40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	39,500
	80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	79,400

			299,350

		Private Asset Backed: Banks — 2.7%
	243,277	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 5.42%, 10/25/45 (3)	237,976
	301,873	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 5.41%, 11/25/45 (3)	295,118
	197,643	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 5.42%, 07/25/45 (3)	192,383
	3,330,091	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 5.95%, 05/25/46 (3)	3,255,863
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Banks (continued)

	1,973,203	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 5.94%, 08/25/46 (3)	1,924,169
	699,252	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.51%, 09/25/36 (3)	698,382
	2,890,781	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 5.79%, 07/25/47 (3)	2,765,032

			9,368,923

		Private Asset Backed: Credit Cards — 0.4%
	1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 5.78%, 09/15/13 (3)	1,507,736

		Private Asset Backed: Financial Services — 0.4%
	140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	135,867
	630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	620,746
	750,000	Morgan Stanley Capital I, Series 2007-IQI4, Class A4, 5.69%, 04/15/49	752,803

			1,509,416

		Private Asset Backed: Mortgage and Home Equity — 26.6%
	885,477	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 5.28%, 08/25/35 (3)	883,678
	231,847	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.37%, 09/25/35 (3)	226,853
	107,040	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.55%, 02/25/35 (3)	106,915
	72,706	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.51%, 04/25/35 (3)	70,829
	1,844,770	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 5.32%, 09/25/46 (3)	1,814,926

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	314,717	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 5.42%, 11/25/45 (3)	$305,647
	500,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	475,471
	170,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.84%, 05/10/17	171,196
	1,083,957	Banc of America Funding Corp., Series 2005-E, Class 4A1, 4.11%, 03/20/35	1,068,400
	1,072,333	Banc of America Mortgage Securities, Series 2003-I, Class 2A5, 4.15%, 10/25/33	1,057,657
	599,886	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, 02/25/35	594,600
	379,656	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 7.07%, 11/25/34 (3)	391,005
	3,179,385	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 5.39%, 08/25/36 (3)	2,918,103
	1,168,286	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, Floating Rate, 5.29%, 12/25/36 (3)	1,146,660
	1,752,495	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 5.34%, 12/25/36 (3)	1,712,880
	2,200,106	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 5.38%, 12/25/36 (3)	2,107,085
	6,800,000	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 5.73%, 01/25/09 (3)	6,695,417
	2,807,714	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 5.44%, 08/25/35 (3)	2,736,187
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	351,792	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.94%, 08/25/35 (3)	352,381
	793,028	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 5.48%, 09/25/35 (3)	780,489
	173,578	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 5.46%, 10/25/35 (3)	171,233
	2,260,150	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 5.82%, 11/20/35 (3)	2,200,450
	360,625	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.87%, 11/20/35 (3)	353,208
	841,838	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 5.40%, 01/25/36 (3)	823,834
	1,575,660	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 5.40%, 08/25/35 (3)	1,573,634
	1,034,736	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 5.73%, 05/20/46 (3)	1,011,968
	484,597	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 5.34%, 07/25/46 (3)	476,343
	60,516	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.31%, 02/25/36 (3)	60,463
	100,854	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	99,358
	617,757	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 6.05%, 12/15/33 (3)	590,162

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	199,017	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.98%, 12/15/35 (3)	$197,024
	374,878	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 5.53%, 09/25/35 (3)	366,510
	640,800	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 4.72%, 02/25/34 (3)	629,734
	226,077	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 7.45%, 11/25/34 (3)	233,049
	586,855	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 5.42%, 04/25/35 (3)	575,386
	435,767	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 5.39%, 05/25/36 (3)	410,689
	1,113,978	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, 4.60%, 06/25/34	1,094,593
	26,857	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.53%, 12/25/32 (3)	26,618
	210,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.51%, 11/10/45 (3)	209,582
	210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	209,084
	1,000,000	GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A4, 5.24%, 11/10/45	984,536
	168,597	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 5.90%, 12/19/33 (3)	169,755
	313,410	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	310,871
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	573,098	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 5.23%, 09/25/46 (3)	568,004
	1,523,191	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 5.21%, 02/25/47 (3)	1,497,696
	200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	194,792
	2,830,462	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 5.68%, 11/19/36 (3)	2,770,738
	146,421	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.53%, 10/25/34 (3)	145,124
	1,720,000	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.29%, 09/25/37	1,730,784
	2,673,256	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 5.43%, 08/25/35 (3)	2,619,935
	112,071	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	110,388
	21,834	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, Floating Rate, 5.22%, 03/25/36 (3)	21,828
	2,590,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.01%, 06/15/49	2,640,577
	630,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 01/15/49	621,965
	1,035,818	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.81%, 02/25/34 (3)	1,000,966
	311,070	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	309,324
	799,936	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 3.76%, 11/25/33 (3)	789,830

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	$95,590
	100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	97,278
	200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	193,722
	242,140	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.43%, 11/25/35 (3)	237,463
	1,425,145	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 5.43%, 11/25/35 (3)	1,392,164
	188,272	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 5.43%, 12/25/35 (3)	182,210
	507,939	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 5.20%, 08/25/46 (3)	502,749
	1,264,857	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 5.22%, 02/25/37 (3)	1,254,878
	1,559,765	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 6.11%, 12/25/46 (3)	1,532,001
	280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	275,616
	370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	366,548
	1,290,969	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.56%, 02/25/34 (3)	1,276,250
	981,602	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	943,112
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	2,443,349	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 5.58%, 02/25/47 (3)	2,411,373
	500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	492,950
	400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	392,869
	330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	335,606
	186,758	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.45%, 10/25/28 (3)	185,952
	629,825	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.35%, 10/25/34 (3)	636,382
	516,874	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	511,311
	241,947	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	242,925
	1,192,421	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,177,217
	1,012,048	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	1,000,348
	2,570,001	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 5.48%, 11/25/46 (3)	2,463,475
	1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	1,475,481
	1,132,969	Residential Accredited Loans, Inc., Series 2006-Q010, Class A1, Floating Rate, 5.29%, 01/25/37 (3)	1,102,549
	1,337,686	Residential Accredited Loans, Inc., Series 2007-Q01, Class A1, Floating Rate, 5.28%, 02/25/37 (3)	1,273,036

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	2,531,377	Residential Accredited Loans, Inc., Series 2007-Q04, Class A1A, Floating Rate, 5.32%, 05/25/47 (3)	$2,471,903
	2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 5.35%, 04/25/37 (3)	2,626,485
	1,028,155	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.35%, 01/25/35 (3)	1,023,391
	1,626,196	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,611,416
	716,240	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 5.47%, 08/25/35 (3)	704,182
	913,604	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 5.45%, 10/25/35 (3)	890,811
	156,951	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.85%, 01/19/34 (3)	156,815
	493,122	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 5.32%, 07/25/36 (3)	479,537
	2,807,450	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 5.43%, 04/25/31 (3)	2,742,457
	1,398,091	Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, Floating Rate, 5.84%, 06/25/44 (3)	1,397,683
	703,466	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 5.33%, 12/25/35 (3)	700,832
	877,947	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.30%, 01/25/36 (3)	873,806
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	1,479,698	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 5.26%, 08/25/36 (3)	1,468,686

			92,615,473

		Private Asset Backed: Other — 0.2%
	533,352	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 5.35%, 07/25/17 (2)	533,017

		Real Estate Development and Services — 0.1%
	35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	33,163
	30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	26,925
	520,000	Realogy Corp. — 144A, 12.38%, 04/15/15	393,900

			453,988

		Real Estate Investment Trusts — 0.0%
	40,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	39,800
	10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	10,925
	30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	29,700

			80,425

		Scientific and Technical Instruments — 0.1%
	100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	103,500
	105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	108,675

			212,175

		Semiconductors — 0.0%
	35,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	33,950

		Telecommunications Equipment and Services — 1.3%
	410,000	AT&T, Inc., 5.10%, 09/15/14	397,310
	10,000	Bellsouth Corp., 4.75%, 11/15/12	9,737
	95,000	Citizens Communications Company, 7.13%, 03/15/19	94,050

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$20,000	Citizens Communications Company, 7.88%, 01/15/27	$19,600
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16	371,185
40,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	41,700
50,000	Intelsat Corp., 9.00%, 06/15/16	51,750
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	344,431
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	513,708
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	168,300
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	301,464
127,000	Qwest Communications International, Inc., Floating Rate, 9.06%, 02/15/09 (2)	128,905
55,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	55,963
150,000	Sprint Capital Corp., 8.38%, 03/15/12	165,309
540,000	Sprint Capital Corp., 6.90%, 05/01/19	543,208
100,000	Sprint Capital Corp., 8.75%, 03/15/32	114,986
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	370,830
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	174,382
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	590,476
165,000	Windstream Corp., 8.63%, 08/01/16	176,756

		4,634,050

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	40,400
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	137,150
	Corporate Bonds and Notes (continued)
	Transportation (continued)

180,000	Union Pacific Corp., 5.38%, 05/01/14	176,649

		354,199

	Utilities — 1.4%
67,000	AES Corp., 7.75%, 03/01/14	68,340
30,000	Dominion Resources, Inc., 4.75%, 12/15/10	29,593
580,000	Dominion Resources, Inc., 5.70%, 09/17/12 (8)	582,660
590,000	Duke Energy Carolinas, 5.63%, 11/30/12	598,721
110,000	Edison Mission Energy — 144A, 7.00%, 05/15/17	108,900
140,000	Edison Mission Energy — 144A, 7.20%, 05/15/19	138,600
50,000	Edison Mission Energy — 144A, 7.63%, 05/15/27	48,500
370,000	Exelon Corp., 5.63%, 06/15/35	332,409
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	672,617
445,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	488,410
75,000	NRG Energy, Inc., 7.25%, 02/01/14	75,375
150,000	NRG Energy, Inc., 7.38%, 02/01/16	150,750
45,000	NRG Energy, Inc., 7.38%, 01/15/17	45,113
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	206,910
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	132,765
440,000	TXU Corp., Series P, 5.55%, 11/15/14	357,064
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	161,300
755,000	TXU Corp., Series R, 6.55%, 11/15/34	595,894

		4,793,921

	Total Corporate Bonds and Notes (Cost $182,502,268)	179,608,373

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Preferred Stocks — 0.0%
	Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.50% (2) (Cost $69,160)	$67,600

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	35,213

	Municipal Bonds — 0.2%
	Virginia
619,194	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $609,126)	619,175

	Foreign Government Obligations — 0.6%
10,000	Federal Republic of Brazil (Brazil), 8.88%, 04/15/24	12,900
35,000	Federal Republic of Brazil (Brazil), 10.13%, 05/15/27	50,015
124,000	Federal Republic of Brazil (Brazil), 11.00%, 08/17/40	166,005
100,000	Republic of Colombia, Series MTN, (Colombia), 7.38%, 09/18/37	110,250
55,000	Republic of Panama (Panama), 7.13%, 01/29/26	59,675
41,000	Republic of Panama (Panama), 6.70%, 01/26/36	42,333
1,054,700	Russian Federation — 144A (Russia), 7.50%, 03/31/30	1,191,339
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	7,996
439,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	478,510

	Total Foreign Government Obligations (Cost $2,041,589)	2,119,023

	Securities Lending Collateral — 2.9%
10,310,538	Securities Lending Collateral Investment (Note 3) (Cost $10,310,538)	10,310,538

	Total Securities (Cost $407,450,726)	404,935,977

Principal		Value

	Repurchase Agreements — 20.0%
70,091,602	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $70,116,601 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.95% — 4.58%, due 05/01/33 — 06/01/33, with a total value of $64,020,631, and various Freddie Mac Adjustable Rate Mortgages, 5.47% — 6.25%, due 01/15/33 — 05/01/33, with a total value of $7,475,948) (Cost $70,091,602)	70,091,602

	Total Investments before Call and Put Options Written — 135.8% (Cost $477,542,328)	475,027,579

Contracts

	Call Options Written — (0.0)%
(99)	IMM Euro March Future, Expiring March 2008 @ 95.50 (Premium $68,380)	(62,494)

	Put Options Written — (0.0)%
(125)	US Treasury Note (10 year) December Future, Expiring November 2007 @ 108 (Premium $45,828)	(54,687)

	Total Investments net of Call and Put Options Written — 135.8% (Cost $477,428,120)	474,910,398
	Liabilities less other assets — (35.8)%	(125,133,997)

	Net Assets — 100.0%	$349,776,401

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $477,428,120.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,421,111
Gross unrealized depreciation	(3,938,833)

Net unrealized depreciation	$(2,517,722)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 82.3%
	Advertising — 0.8%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$498,200
945,000	Affinion Group, Inc., 11.50%, 10/15/15	996,975
1,305,000	RH Donnelley Corp., 6.88%, 01/15/13	1,239,750
1,610,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	1,642,200

		4,377,125

	Aerospace and Defense — 0.8%
980,000	DRS Technologies, Inc., 7.63%, 02/01/18	1,004,500
480,000	Hawker Beechcraft Acquisition Company — 144A, 8.50%, 04/01/15	492,000
765,000	Hawker Beechcraft Acquisition Company — 144A, 8.88%, 04/01/15	772,650
480,000	Hawker Beechcraft Acquisition Company — 144A, 9.75%, 04/01/17	492,000
1,725,000	Transdigm, Inc., 7.75%, 07/15/14	1,750,875

		4,512,025

	Airlines — 0.1%
554,137	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	537,513

	Apparel: Manufacturing and Retail — 2.1%
690,000	Levi Strauss & Company, 9.75%, 01/15/15	727,950
2,635,000	Levi Strauss & Company, 8.88%, 04/01/16	2,727,225
2,695,000	Oxford Industries, Inc., 8.88%, 06/01/11	2,735,425
3,875,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	3,826,562
655,000	Phillips Van-Heusen Corp., 7.25%, 02/15/11	664,825
685,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	707,263
335,000	Quiksilver, Inc., 6.88%, 04/15/15	322,438

		11,711,688

	Automobile: Rental — 0.6%
2,545,000	Hertz Corp., 8.88%, 01/01/14	2,634,075
430,000	Neff Corp., 10.00%, 06/01/15	307,450
	Corporate Bonds and Notes (continued)
	Automobile: Rental (continued)

185,000	Rental Service Corp., 9.50%, 12/01/14	177,600

		3,119,125

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.6%
760,000	American Axle and Manufacturing, Inc., 7.88%, 03/01/17	737,200
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	375,250
7,100,000	General Motors Corp., 6.38%, 05/01/08	7,046,749
2,725,000	General Motors Corp., 7.20%, 01/15/11	2,609,188
1,000,000	Tenneco Automotive, Inc., 8.63%, 11/15/14	1,012,500
2,195,000	Tenneco Automotive, Inc., Series B, 10.25%, 07/15/13	2,365,113

		14,146,000

	Broadcast Services/Media — 5.3%
1,140,000	Cablevision Systems Corp., Series B, Floating Rate, 9.82%, 04/01/09 (11)	1,179,900
910,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	887,250
1,780,000	CCH I Holdings LLC, 11.75%, 05/15/14	1,655,400
1,530,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	1,556,775
1,450,000	CCH II, LLC/CCH II Capital Corp., Series B, 10.25%, 09/15/10	1,515,250
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	6,029,699
980,000	CSC Holdings, Inc., 7.25%, 07/15/08	984,900
805,000	CSC Holdings, Inc., 6.75%, 04/15/12	778,838
635,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	647,700
825,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	831,188
4,450,000	Insight Communications Company, Inc., 12.25%, 02/15/11	4,616,874
1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,327,625

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$570,000	LBI Media, Inc., zero coupon, 10/15/13 (7)	$524,400
1,035,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,042,763
1,730,000	Quebecor Media — 144A (Canada), 7.75%, 03/15/16	1,658,638
1,880,000	Rainbow National Services LLC — 144A, 8.75%, 09/01/12	1,959,900
1,730,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	1,907,325

		29,104,425

	Business Services and Supplies — 0.4%
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	2,060,250

	Chemicals — 2.0%
394,000	Equistar Chemical/Funding, 10.63%, 05/01/11	413,700
1,086,000	Huntsman LLC, 11.63%, 10/15/10	1,153,875
2,230,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	2,146,375
1,301,000	Lyondell Chemical Company, 10.50%, 06/01/13	1,405,080
1,865,000	Lyondell Chemical Company, 8.00%, 09/15/14	2,060,825
930,000	Lyondell Chemical Company, 8.25%, 09/15/16	1,053,225
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 8.48%, 11/15/13 (11)	817,550
2,055,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14	2,085,825

		11,136,455

	Computer Equipment, Software and Services — 0.6%
1,800,000	Interface, Inc., 10.38%, 02/01/10	1,908,000
170,000	Interface, Inc., 9.50%, 02/01/14	178,500
1,065,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	1,112,925

		3,199,425

	Construction Services and Supplies — 2.5%
1,775,000	Dayton Superior Corp., 10.75%, 09/15/08	1,792,750
	Corporate Bonds and Notes (continued)
	Construction Services and Supplies (continued)

775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	767,250
775,000	ESCO Corp. — 144A, Floating Rate, 9.57%, 12/15/13 (2)	751,750
2,416,000	Goodman Global Holdings, Series B, Floating Rate, 8.36%, 06/15/12 (11)	2,397,880
650,000	Interline Brands, Inc., 8.13%, 06/15/14	645,125
3,755,000	Nortek, Inc., 8.50%, 09/01/14	3,276,238
1,985,000	NTK Holdings, Inc., zero coupon, 03/01/14 (7)	1,230,700
2,715,000	Panolam Industries International — 144A, 10.75%, 10/01/13	2,592,825
330,000	Stanley-Martin Communities LLC, 9.75%, 08/15/15	247,500

		13,702,018

	Consumer Goods and Services — 1.8%
2,015,000	Amscan Holdings, Inc., 8.75%, 05/01/14	1,873,950
2,245,000	Revlon Consumer Products Corp., 8.63%, 02/01/08	2,211,325
2,805,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	2,734,875
3,115,000	Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	2,959,250

		9,779,400

	Containers and Packaging — 1.6%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	986,425
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	389,000
1,048,875	Pliant Corp., 11.85%, 06/15/09 (14)	1,070,657
850,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	854,250
5,405,000	Stone Container, 8.00%, 03/15/17	5,337,437

		8,637,769

	Distribution — 0.6%
2,760,000	Sally Holdings LLC, 9.25%, 11/15/14	2,801,400
440,000	Varietal Distribution Holdings LLC — 144A, 10.25%, 07/15/15 (12)	426,800

		3,228,200

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$
		Diversified Operations and Services — 0.3%
	1,865,000	ARAMARK Services, Inc., 8.50%, 02/01/15	$1,911,625

		Education — 1.2%
	1,700,000	Education Management LLC, 8.75%, 06/01/14	1,751,000
	4,410,000	Education Management LLC, 10.25%, 06/01/16	4,586,400

			6,337,400

		Electronics — 0.1%
	550,000	Muzak LLC, 10.00%, 02/15/09	519,750
	120,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	115,950

			635,700

		Energy Services — 0.1%
	475,000	Verasun Energy Corp., 9.88%, 12/15/12	482,125

		Engineering — 0.2%
	1,380,000	Alion Science & Technology Corp., 10.25%, 02/01/15	1,259,250

		Environmental Waste Management and Recycling Services — 1.2%
	400,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	372,000
	3,430,000	Aleris International, Inc., 10.00%, 12/15/16	3,052,700
	1,150,000	Allied Waste North America, Inc., 7.25%, 03/15/15	1,178,750
	1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,809,000

			6,412,450

		Financial Services — 4.8%
	1,180,000	E*TRADE Financial Corp., 7.88%, 12/01/15	1,097,400
	3,090,000	Ford Motor Credit Company, 7.38%, 10/28/09	3,031,343
	1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,432,925
	100,000	Ford Motor Credit Company, 9.88%, 08/10/11	101,367
	535,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	516,892
	2,800,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	2,858,324
	335,000	Ford Motor Credit Company LLC, 7.38%, 02/01/11	321,236
	470,000	General Motors Acceptance Corp., 5.85%, 01/14/09	460,152
		Corporate Bonds and Notes (continued)
		Financial Services (continued)

	6,990,000	General Motors Acceptance Corp., 7.00%, 02/01/12	6,642,114
	1,210,000	GMAC LLC, Floating Rate, 6.81%, 05/15/09 (2)	1,165,825
	1,770,000	GMAC LLC, 7.75%, 01/19/10	1,756,506
	3,530,000	GMAC LLC, 7.25%, 03/02/11	3,424,565
	745,000	Kar Holdings, Inc. — 144A, Floating Rate, 9.36%, 05/01/14 (2)	717,063
	3,735,000	Residential Capital Corp. — 144A, Floating Rate, 9.19%, 04/17/09 (2)	2,619,169

			26,144,881

		Food and Beverage — 1.6%
	3,725,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11 (7)	3,482,875
	2,810,000	Dole Foods Company, Inc., 8.63%, 05/01/09	2,831,075
	2,070,000	Dole Foods Company, Inc., 7.25%, 06/15/10	1,966,500
	420,000	Pierre Foods, Inc., 9.88%, 07/15/12	388,500

			8,668,950

		Funeral Services — 0.1%
	655,000	Service Corp. International, 7.00%, 06/15/17	646,813

		Insurance — 0.5%
	2,815,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,829,075

		Leisure and Recreation — 11.8%
	2,465,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,360,238
	2,335,000	AMC Entertainment, Inc., 11.00%, 02/01/16	2,498,450
	2,000,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	1,890,000
	1,105,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	1,082,900
	935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 8.86%, 11/15/12 (11)	946,688
	181,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	183,774
	5,395,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	5,084,787

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Leisure and Recreation (continued)

	2,240,000	Galaxy Entertainment Finance — 144A (Hong Kong), 9.88%, 12/15/12	$2,318,400
	2,020,000	Galaxy Entertainment Finance — 144A (Hong Kong), Floating Rate, 10.41%, 12/15/10 (11)	2,070,500
	2,290,000	GreekTown Holdings — 144A, 10.75%, 12/01/13	2,278,550
	1,159,477	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14 (12)	1,130,490
	945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13	921,375
	1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 10.07%, 04/01/12 (11)	1,669,450
	2,420,000	Inn of The Mountain Gods, 12.00%, 11/15/10	2,565,200
	165,000	Las Vegas Sands Corp., 6.38%, 02/15/15	160,463
	890,000	Majestic Holdco LLC — 144A, zero coupon, 10/15/11 (7)	636,350
	3,365,000	Marquee Holdings, Inc., 12.00%, 08/15/14	2,860,249
	1,500,000	MGM MIRAGE, 6.63%, 07/15/15	1,430,625
	1,735,000	MGM MIRAGE, 7.50%, 06/01/16	1,732,831
	460,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	471,500
	2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,280,688
	1,605,000	Pinnacle Entertainment, Inc. — 144A, 7.50%, 06/15/15	1,526,756
	595,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	655,988
	475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13	482,125
	995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 8.19%, 03/15/14 (2)	976,344
	455,000	Station Casinos, Inc., 6.00%, 04/01/12	434,525
	250,000	Station Casinos, Inc., 7.75%, 08/15/16	248,750
	1,340,000	The Majestic Star Casino LLC, 9.50%, 10/15/10	1,293,100
	2,720,000	Travelport LLC, 9.88%, 09/01/14	2,788,000
		Corporate Bonds and Notes (continued)
		Leisure and Recreation (continued)

	7,865,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	6,586,937
	2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15	2,428,913
	375,000	Turning Stone Resort Casino — 144A, 9.13%, 09/15/14	390,000
	2,710,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	2,838,725
	4,000,000	Universal City Florida, Floating Rate, 10.11%, 05/01/10 (2)	4,059,999
	3,985,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14	3,984,999

			65,268,669

		Machinery — 0.8%
	1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,711,501
	830,000	Chart Industries, Inc., 9.13%, 10/15/15	863,200
	1,940,000	Stewart & Stevenson LLC — 144A, 10.00%, 07/15/14	1,978,799

			4,553,500

		Manufacturing — 0.9%
	1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	1,000,000
	1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,615,587
	595,000	Harland Clarke Holdings — 144A, 9.50%, 05/15/15	534,013
	965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	1,003,600
	870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	930,900
	720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05 (9)(13)	3,600

			5,087,700

		Medical Equipment, Supplies, and Services — 5.7%
	1,260,000	Accellent, Inc., 10.50%, 12/01/13	1,171,800
	2,900,000	Advanced Medical Optics, 7.50%, 05/01/17	2,682,500
	2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,380,275
	6,745,000	HCA, Inc., 8.75%, 09/01/10	6,846,174

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Medical Equipment, Supplies, and Services (continued)

	840,000	HCA, Inc., 7.88%, 02/01/11	$827,417
	1,420,000	HCA, Inc. — 144A, 9.13%, 11/15/14	1,501,650
	1,860,000	HCA, Inc. — 144A, 9.25%, 11/15/16	1,980,900
	2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	2,210,100
	1,170,000	Norcross Safety Products LLC — Series B, 9.88%, 08/15/11	1,208,025
	1,000,000	Omnicare, Inc., 6.88%, 12/15/15	930,000
	985,000	Res-Care, Inc., 7.75%, 10/15/13	980,075
	2,457,544	Safety Products Holdings, Series B, 11.75%, 01/01/12 (12)(14)	2,558,987
	425,000	Universal Hospital Services, Inc. — 144A, 8.50%, 06/01/15 (12)	422,875
	425,000	Universal Hospital Services, Inc. — 144A, Floating Rate, 8.76%, 06/01/15 (2)	425,000
	3,095,000	US Oncology, Inc., 9.00%, 08/15/12	3,133,687
	1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,841,563
	289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17	270,215

			31,371,243

		Metals and Mining — 1.5%
	1,065,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 9.62%, 09/01/11 (2)	1,112,925
	2,585,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	3,056,762
	1,770,000	Novelis, Inc. (Canada), 7.25%, 02/15/15	1,716,900
	2,145,000	RathGibson, Inc., 11.25%, 02/15/14	2,203,988

			8,090,575

		Oil, Coal and Gas — 6.7%
	1,990,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	2,014,875
	480,000	Allis-Chalmers Energy, Inc. — 144A, 8.50%, 03/01/17	466,800
	415,000	Alpha Natural Resources, 10.00%, 06/01/12	437,825
		Corporate Bonds and Notes (continued)
		Oil, Coal and Gas (continued)

	695,000	Cimarex Energy Company, 7.13%, 05/01/17	693,263
	1,025,000	Clayton William Energy, 7.75%, 08/01/13	968,625
	2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	1,959,400
	290,000	Denbury Resources, Inc., 7.50%, 12/15/15	298,700
	1,895,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	1,913,950
	1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,402,750
	2,320,000	Dynegy Holdings, Inc. — 144A, 7.75%, 06/01/19	2,230,100
	740,000	El Paso Corp., 9.63%, 05/15/12	822,110
	685,000	Encore Acquistion Corp., 7.25%, 12/01/17	652,463
	1,305,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	1,265,850
	135,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	140,063
	1,055,000	Ocean Rig Norway AS — 144A (Norway), 8.38%, 07/01/13	1,081,375
	1,075,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	1,080,375
	970,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	982,125
	525,000	Parker Drilling Company, 9.63%, 10/01/13	564,375
	4,215,000	Petrohawk Energy Corp., 9.13%, 07/15/13	4,467,899
	255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	246,075
	1,980,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	1,890,900
	1,435,000	Plains Exploration & Production Company, 7.00%, 03/15/17	1,348,900
	1,015,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	1,004,850
	440,000	Ram Energy, Inc., 11.50%, 02/15/08	446,600
	2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15	2,932,762
	290,000	SESI LLC, 6.88%, 06/01/14	282,750
	2,840,000	United Refining Company, 10.50%, 08/15/12	2,939,399

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Oil, Coal and Gas (continued)

	2,035,000	United Refining Company — 144A, 10.50%, 08/15/12	$2,106,225

			36,641,384

		Paper and Forest Products — 1.9%
	1,925,000	Abitibi-Consolidated Finance, 7.88%, 08/01/09	1,722,875
	115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	121,900
	4,125,000	NewPage Corp., 10.00%, 05/01/12	4,362,187
	665,000	NewPage Corp., Floating Rate, 11.61%, 05/01/12 (2)	718,200
	765,000	NewPage Corp., 12.00%, 05/01/13	824,288
	2,655,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	2,807,663

			10,557,113

		Printing and Publishing — 2.5%
	2,281,634	CanWest Media, Inc. (Canada), 8.00%, 09/15/12	2,247,409
	410,000	CBD Media LLC/CBD Finance, Inc., 8.63%, 06/01/11	428,708
	1,461,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	1,561,444
	1,145,000	Idearc, Inc., 8.00%, 11/15/16	1,147,863
	475,000	MediaNews Group, Inc., 6.88%, 10/01/13	363,375
	1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14	1,412,775
	1,860,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	1,976,250
	5,390,000	Reader’s Digest Association — 144A, 9.00%, 02/15/17	4,877,950

			14,015,774

		Real Estate Development and Services — 0.5%
	630,000	Ashton Woods USA, LLC/Ashton Woods Finance Company, 9.50%, 10/01/15	500,850
	2,430,000	Realogy Corp. — 144A, 10.50%, 04/15/14	2,077,650

			2,578,500

		Retail — 7.7%
	3,710,000	Bon-Ton Department Stores, Inc., 10.25%, 03/15/14	3,487,400
		Corporate Bonds and Notes (continued)
		Retail (continued)

	5,110,000	GameStop Corp., 8.00%, 10/01/12	5,339,950
	1,925,000	General Nutrition Centers, 10.75%, 03/15/15	1,867,250
	1,925,000	General Nutrition Centers — 144A, Floating Rate, 10.01%, 03/15/14 (11) (12)	1,857,625
	2,055,000	Michaels Stores, Inc., 10.00%, 11/01/14	2,116,650
	2,135,000	Michaels Stores, Inc., 11.38%, 11/01/16	2,193,713
	2,020,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,161,400
	6,320,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	6,920,399
	2,910,000	Rite Aid Corp., 7.50%, 01/15/15	2,764,500
	885,000	Rite Aid Corp., 8.63%, 03/01/15	805,350
	4,885,000	Rite Aid Corp. — 144A, 6.13%, 12/15/08	4,836,150
	6,880,000	Rite Aid Corp. — 144A, 9.50%, 06/15/17	6,467,199
	465,000	Toys “R” Us, Inc., 7.63%, 08/01/11	427,800
	1,135,000	Toys “R” Us, Inc., 7.38%, 10/15/18	916,513

			42,161,899

		Retail: Restaurants — 0.7%
	1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,780,200
	2,005,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	1,834,575

			3,614,775

		Rubber Products — 0.2%
	960,000	The Goodyear Tire & Rubber Company, Floating Rate, 9.13%, 12/01/09 (11)	972,000

		Semiconductors — 1.5%
	4,115,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	3,796,088
	1,440,000	Amkor Technology, Inc., 7.75%, 05/15/13	1,395,000
	825,000	Avago Technologies Finance Pte., Ltd. (Singapore), 10.13%, 12/01/13	891,000
	605,000	Avago Technologies Finance Pte., Ltd. (Singapore), 11.88%, 12/01/15	677,600

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Semiconductors (continued)

	1,600,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	$1,552,000

			8,311,688

		Telecommunications Equipment and Services — 5.0%
	1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,554,900
	1,170,000	Citizens Communications Company, 7.13%, 03/15/19	1,158,300
	2,455,000	Digicel Group, Ltd. — 144A (Bermuda), 8.88%, 01/15/15	2,313,838
	2,787,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15 (12)	2,598,877
	2,060,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	2,126,950
	405,000	Intelsat Bermuda, Ltd. (Bermuda), 5.25%, 11/01/08	396,900
	3,600,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	3,752,999
	1,210,000	Level 3 Financing, Inc., 9.25%, 11/01/14	1,197,900
	2,275,000	Level 3 Financing, Inc. — 144A, 8.75%, 02/15/17	2,206,750
	525,000	Qwest Capital Funding, Inc., 7.00%, 08/03/09	530,250
	530,000	Qwest Capital Funding, Inc., 7.90%, 08/15/10	544,575
	1,745,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,775,538
	290,000	Qwest Communications International, Series B, 7.50%, 11/01/08	290,000
	470,000	Qwest Corp., 7.63%, 06/15/15	494,675
	110,000	Qwest Corp., 7.20%, 11/10/26	106,425
	3,610,000	West Corp., 9.50%, 10/15/14	3,745,374
	905,000	Windstream Corp., 8.13%, 08/01/13	957,038
	1,870,000	Windstream Corp., 8.63%, 08/01/16	2,003,238

			27,754,527

		Transportation — 0.9%
	705,000	Kansas City Southern, 9.50%, 10/01/08	723,506
	625,000	Kansas City Southern de Mexico — 144A (Mexico), 7.38%, 06/01/14	612,500
		Corporate Bonds and Notes (continued)
		Transportation (continued)

	1,295,000	Kansas City Southern de Mexico, S de RL de CV — 144A (Mexico), 7.63%, 12/01/13	1,272,338
	2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,447,062

			5,055,406

		Utilities — 2.1%
	355,000	AES Corp. — 144A, 8.75%, 05/15/13	373,194
	446,834	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	471,410
	1,040,000	Edison Mission Energy, 7.50%, 06/15/13	1,071,200
	1,930,000	Edison Mission Energy — 144A, 7.00%, 05/15/17	1,910,700
	660,000	NRG Energy, Inc., 7.25%, 02/01/14	663,300
	655,000	NRG Energy, Inc., 7.38%, 02/01/16	658,275
	2,005,000	NRG Energy, Inc., 7.38%, 01/15/17	2,010,013
	2,015,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	2,216,500
	210,000	Reliant Energy, Inc., 7.63%, 06/15/14	212,625
	1,977,000	Reliant Energy, Inc., 7.88%, 06/15/17	1,999,241

			11,586,458

		Total Corporate Bonds and Notes (Cost $457,269,083)	452,200,898

		Loan Participations — 10.7%
	2,800,000	ADESA, Inc., Term Loan B, Floating Rate, 7.45%, 10/20/13 (2)	2,703,501
	997,500	Advanced Medical Optics, Inc., Term Loan B, Floating Rate, 7.20%, 04/02/14 (2)	950,119
	877,800	AMSCAN Holdings, Inc., Floating Rate, 7.56%, 05/25/13 (2)	840,494
	2,010,000	BLB Worldwide Holdings, Floating Rate, 9.72%, 07/18/12 (2)	1,859,250
	860,000	Cannery Casino Resorts, LLC, Floating Rate, 9.76%, 05/15/14 (2)	817,000
	3,680,000	Claire’s Stores, Inc., Term Loan B, Floating Rate, 7.95%, 05/24/14 (2)	3,450,000
	56,922	Community Health Systems, Inc., 0.50%, 07/25/14	56,022
	863,078	Community Health Systems, Inc., 7.76%, 07/25/14	849,431

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Loan Participations (continued)
$
1,120,000	Dresser, Inc., Floating Rate, 8.00%, 05/04/14 (2)	$1,102,360
560,000	Dresser, Inc., Floating Rate, 11.13%, 05/04/15 (2)	544,600
1,440,000	Goodyear Engineered, 11.11%, 07/20/15	1,394,400
96,738	Hawker Beechcraft Acquisition Company, LLC, Floating Rate, 5.26%, 03/28/14 (2)	94,400
1,140,404	Hawker Beechcraft Acquisition Company, LLC, Term Loan B, Floating Rate, 7.19%, 03/28/14 (2)	1,112,844
4,159,100	HCA, Inc., Term Loan B, Floating Rate, 7.45%, 11/18/13 (2)	4,086,316
3,260,000	Hit Entertainment, Inc., Tranche LN227528, Floating Rate, 10.86%, 02/05/13 (2)	3,129,600
1,321,439	Houghton Mifflin, Inc., Floating Rate, 11.94%, 12/21/14 (2)	1,321,439
1,100,000	Intelsat, Ltd. (Bermuda), Floating Rate, 7.86%, 02/01/14 (2)	1,089,344
2,466,320	Lakes Entertainment, LLC, 9.00%, 08/15/12	2,423,160
2,800,000	Laureate Education, Inc., 9.28%, 08/22/15	2,744,000
3,000,000	Laureate Education, Inc., 9.51%, 08/22/15	2,940,000
2,160,000	Laureate Education, Inc., 10.51%, 08/22/17	2,116,800
2,050,000	Level 3 Financing, Inc., Floating Rate, 7.61%, 03/13/14 (2)	1,997,469
666,432	Michaels Stores, Inc., Term Loan B, Floating Rate, 7.64%, 10/31/13 (2)	647,731
750,000	Neff Rental, Inc., Floating Rate, 8.90%, 11/20/14 (2)	680,312
6,147,500	Nielsen Finance, LLC, Floating Rate, 7.36%, 08/09/13 (2)	5,986,127
125,761	Ply Gem Industries, Inc., Floating Rate, 7.95%, 08/15/11 (2)	118,569
3,365,485	Ply Gem Industries, Inc., Term Loan B-3, Floating Rate, 7.95%, 08/15/11 (2)	3,173,023
	Loan Participations (continued)

738,182	Realogy Corp., Floating Rate, 5.29%, 10/10/13 (2)	693,153
2,741,818	Realogy Corp., Floating Rate, 8.36%, 10/10/13 (2)	2,574,567
827,674	Rental Services Corp., Floating Rate, 8.86%, 11/27/13 (2)	806,982
3,095,406	Sabre, Inc., Term Loan B, Floating Rate, 7.36%, 09/30/14 (2)	2,949,535
3,040,000	Sandridge Energy, Inc., Floating Rate, 8.63%, 04/01/15 (2)	3,009,600
700,000	USI Holdings Corp., Floating Rate, 7.95%, 05/05/14 (2)	685,563

	Total Loan Participations (Cost $60,823,827)	58,947,711

Shares

	Common Stocks — 0.6%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc.*	205,815
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	28,750

		234,565

	Broadcast Services/Media — 0.5%
620,000	Adelphia Communications (Escrow Certificates)*	100,750
840,000	Adelphia Communications (Escrow Certificates)*	147,000
1,305,000	Adelphia Communications, Series B (Escrow Certificates)*	215,325
53,721	Time Warner Cable Inc. — Class A*	1,762,049

		2,225,124

	Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	212,452

	Leisure and Recreation — 0.1%
970	HRP — Class B*(14)	10
1,100	Shreveport Gaming Holdings, Inc.*(14)	18,700
104,876	Trump Entertainment Resorts, Inc.*	676,450

		695,160

	Utilities — 0.0%
1,968	Mirant Corp.*	80,058
550,000	Mirant Corp. (Escrow Certificates)*	55

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

1,220,000	Mirant Corp. (Escrow Certificates)*	$122

		80,235

	Total Common Stocks (Cost $4,484,141)	3,447,536

	Preferred Stocks — 0.5%
	Leisure and Recreation
2,905	Fontainebleau Equity Holdings, LLC*(12)(14) (Cost $2,905,000)	2,905,000

	Convertible Preferred Stocks — 0.9%
	Oil, Coal and Gas — 0.5%
5,273	Chesapeake Energy Corp. — 144A, 5.00%	585,962
21,865	Chesapeake Energy Corp., 4.50%	2,186,500

		2,772,462

	Telecommunications Equipment and Services — 0.4%
38,375	Crown Castle International Corp., 6.25%	2,273,719

	Total Convertible Preferred Stocks (Cost $4,427,021)	5,046,181

	Warrants — 0.1%
	Telecommunications Equipment and Services
1,125	American Tower Corp., Expires 08/01/08* (Cost $75,400)	690,188

Principal

	Convertible Bonds — 0.3%
	Aerospace and Defense — 0.3%
$1,305,000	L-3 Communications Corp. — 144A, 3.00%, 08/01/35	1,517,063

	Broadcast Services/Media — 0.0%
80,000	XM Satellite Radio Holdings, Inc., 1.75%, 12/01/09	70,600

	Total Convertible Bonds (Cost $1,397,070)	1,587,663

	Total Securities (Cost $531,381,542)	524,825,177

Principal		Value

	Repurchase Agreements — 4.2%
$23,090,921	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $23,099,157 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.58% — 4.64%, due 10/01/34 — 12/01/34, with a total value of $18,223,894 and Freddie Mac Adjustable Rate Mortgage, 6.10%, due 12/15/34, with a value of $5,330,435) (Cost $23,090,921)	23,090,921

	Total Investments — 99.6% (Cost $554,472,463)	547,916,098
	Other assets less liabilities — 0.4%	2,016,787

	Net Assets — 100.0%	$549,932,885

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $554,472,463.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$9,700,638
Gross unrealized depreciation	(16,257,003)

Net unrealized depreciation	$(6,556,365)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 61.0%
	Aerospace and Defense — 1.5%
11,450	Lockheed Martin Corp.	$1,242,211
24,471	Northrop Grumman Corp.	1,908,738
31,450	Raytheon Company	2,007,139
900	The Boeing Company	94,491

		5,252,579

	Agriculture — 0.4%
16,700	Monsanto Company	1,431,858

	Apparel: Manufacturing and Retail — 0.0%
1,300	NIKE, Inc. — Class B	76,258

	Automobile: Rental — 0.0%
2,200	Avis Budget Group, Inc.*	50,358

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.3%
66,200	AutoNation, Inc.*(8)	1,173,064

	Banks — 4.0%
79,712	Bank of America Corp.	4,007,121
17,662	Bank of New York Mellon Corp.	779,601
6,800	BB&T Corp.	274,652
19,500	Regions Financial Corp.(8)	574,860
25,000	SunTrust Banks, Inc.	1,891,750
20,482	US Bancorp	666,279
50,645	Wachovia Corp.	2,539,847
96,200	Wells Fargo & Company	3,426,644

		14,160,754

	Broadcast Services/Media — 2.2%
59,350	CBS Corp. — Class B	1,869,525
3,900	Liberty Media Corp. — Capital — Series A*	486,837
4,200	The DIRECTV Group, Inc.*	101,976
75,200	The Walt Disney Company	2,586,128
144,590	Time Warner, Inc.	2,654,672

		7,699,138

	Business Services and Supplies — 1.0%
38,000	Accenture, Ltd. — Class A (Bermuda)	1,529,500
2,600	Fair Isaac Corp.	93,886
15,200	Manpower, Inc.	978,120
17,200	Moody’s Corp.	866,880

		3,468,386

	Chemicals — 0.4%
17,200	Ashland, Inc.	1,035,612
300	EI du Pont de Nemours and Company	14,868
	Common Stocks (continued)
	Chemicals (continued)

4,300	The Dow Chemical Company	185,158

		1,235,638

	Computer Equipment, Software and Services — 4.5%
10,500	Apple, Inc.*	1,612,170
7,600	CA, Inc.(8)	195,472
2,600	Computer Sciences Corp.*	145,340
91,900	Dell, Inc.*	2,536,440
77,300	EMC Corp.*	1,607,840
45,187	Hewlett-Packard Company	2,249,861
14,850	International Business Machines Corp.	1,749,330
2,900	Lexmark International, Inc. — Class A*	120,437
189,150	Microsoft Corp.	5,572,358

		15,789,248

	Consumer Goods and Services — 3.3%
54,450	Altria Group, Inc.(5)	3,785,909
17,600	American Greetings Corp. — Class A(8)	464,640
13,300	Colgate-Palmolive Company	948,556
3,500	Energizer Holdings, Inc.*(8)	387,975
400	FedEx Corp.	41,900
8,000	Kimberly-Clark Corp.	562,080
42,798	The Procter & Gamble Company	3,010,411
15,700	United Parcel Service, Inc. — Class B	1,179,070
25,400	UST, Inc.(8)	1,259,840

		11,640,381

	Distribution — 0.0%
1,300	Universal Corp.	63,635

	Diversified Operations and Services — 1.5%
131,100	General Electric Company	5,427,540

	Education — 0.3%
1,800	Career Education Corp.*	50,382
8,800	ITT Educational Services, Inc.*	1,070,872

		1,121,254

	Electronics — 1.2%
6,200	Avnet, Inc.*	247,132
36,500	Emerson Electric Company	1,942,530
8,700	Garmin, Ltd. (Cayman Islands)	1,038,780
2,000	Rockwell Collins, Inc.	146,080
21,825	Tyco Electronics, Ltd. (Bermuda)*	773,260

		4,147,782

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Financial Services — 4.6%
6,920	Ameriprise Financial, Inc.	$436,721
72,699	Citigroup, Inc.	3,392,862
1,300	CME Group, Inc.	763,555
17,300	Discover Financial Services	359,840
88,500	JPMorgan Chase & Company	4,055,069
7,700	MasterCard, Inc. — Class A(8)	1,139,369
19,900	Merrill Lynch & Company, Inc.	1,418,472
39,700	Morgan Stanley(8)	2,501,100
3,200	SLM Corp.	158,944
55,050	Washington Mutual, Inc.	1,943,816

		16,169,748

	Food and Beverage — 1.8%
23,154	Kraft Foods, Inc. — Class A	799,045
1,300	Molson Coors Brewing Company — Class B	129,571
5,100	PepsiAmericas, Inc.	165,444
35,500	PepsiCo, Inc.	2,600,729
22,450	The Coca-Cola Company	1,290,202
81,200	Tyson Foods, Inc. — Class A	1,449,420

		6,434,411

	Insurance — 2.4%
11,800	Ambac Financial Group, Inc.	742,338
38,403	American International Group, Inc.	2,597,964
32,500	CIGNA Corp.	1,731,925
11,176	Genworth Financial, Inc. — Class A	343,438
14,400	Loews Corp.	696,240
14,802	MBIA, Inc.(8)	903,662
10,100	MetLife, Inc.	704,273
2,100	Prudential Financial, Inc.	204,918
7,200	The Travelers Companies, Inc.	362,448

		8,287,206

	Internet Services — 3.5%
19,200	Amazon.com, Inc.*	1,788,480
146,750	Cisco Systems, Inc.*	4,858,893
10,600	eBay, Inc.*	413,612
21,200	Expedia, Inc.*	675,856
1,290	Google, Inc. — Class A*(8)	731,778
51,300	Juniper Networks, Inc.*	1,878,093
92,100	Symantec Corp.*(8)	1,784,898
3,100	VeriSign, Inc.*	104,594

		12,236,204

	Leisure and Recreation — 0.5%
2,700	Carnival Corp. (Panama)	130,761
	Common Stocks (continued)
	Leisure and Recreation (continued)

32,900	Marriott International, Inc. — Class A	1,430,163
1,800	Wynn Resorts, Ltd.	283,608

		1,844,532

	Machinery — 0.2%
4,100	AGCO Corp.*	208,157
3,400	Cummins, Inc.	434,826
3,300	Rockwell Automation, Inc.	229,383

		872,366

	Manufacturing — 2.1%
28,100	3M Company	2,629,598
39,100	Honeywell International, Inc.	2,325,277
17,700	SPX Corp.	1,638,312
16,225	Tyco International, Ltd. (Bermuda)	719,417

		7,312,604

	Medical Equipment, Supplies, and Services — 0.9%
3,000	Becton, Dickinson and Company	246,150
23,550	Johnson & Johnson	1,547,235
3,100	Kinetic Concepts, Inc.*(8)	174,468
20,850	Medtronic, Inc.	1,176,149
1,500	St Jude Medical, Inc.*	66,105

		3,210,107

	Metals and Mining — 0.9%
24,400	Alcoa, Inc.	954,528
1,100	Freeport-McMoRan Copper & Gold, Inc.(8)	115,379
2,800	Newmont Mining Corp.	125,244
9,900	Southern Copper Corp.(8)	1,225,917
5,400	United States Steel Corp.	572,076

		2,993,144

	Office Equipment, Supplies, and Services — 0.0%
1,300	HNI Corp.	46,800

	Oil, Coal and Gas — 7.4%
26,300	Anadarko Petroleum Corp.	1,413,625
47,200	Chevron Corp.	4,416,976
10,062	ConocoPhillips	883,142
25,650	Devon Energy Corp.	2,134,080
12,800	Dresser-Rand Group, Inc.*	546,688
108,150	Exxon Mobil Corp.	10,010,363
12,300	Global Industries, Ltd.*	316,848
5,200	GlobalSantaFe Corp. (Cayman Islands)	395,304
26,400	Halliburton Company	1,013,760

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

4,600	Holly Corp.	$275,218
5,100	National-Oilwell Varco, Inc.*	736,950
4,100	Noble Energy, Inc.	287,164
4,700	Schlumberger, Ltd. (Netherlands Antilles)(8)	493,500
19,300	Tesoro Corp.	888,186
20,200	Valero Energy Corp.	1,357,036
17,400	Western Refining, Inc.(8)	706,092

		25,874,932

	Paper and Forest Products — 0.1%
9,600	Plum Creek Timber Company, Inc.	429,696

	Pharmaceuticals/Research and Development — 5.8%
31,700	AmerisourceBergen Corp.	1,436,961
21,134	Amgen, Inc.*	1,195,550
26,300	Biogen Idec, Inc.*	1,744,479
17,600	Cardinal Health, Inc.	1,100,528
26,300	Eli Lilly and Company	1,497,259
48,600	Gilead Sciences, Inc.*	1,986,282
21,900	Medco Health Solutions, Inc.*	1,979,541
56,100	Merck & Company, Inc.	2,899,809
176,660	Pfizer, Inc.	4,315,803
70,600	Schering-Plough Corp.	2,233,078
3,400	Wyeth	151,470

		20,540,760

	Real Estate Development and Services — 0.4%
41,200	CB Richard Ellis Group, Inc. — Class A*(8)	1,147,008
3,400	Jones Lang LaSalle, Inc.	349,384

		1,496,392

	Real Estate Investment Trusts — 0.9%
700	AvalonBay Communities, Inc.(8)	82,642
3,000	General Growth Properties, Inc.	160,860
21,500	ProLogis(8)	1,426,525
13,300	Simon Property Group, Inc.(8)	1,330,000

		3,000,027

	Registered Investment Companies — 0.0%
100	Tri-Continental Corp.	2,425

	Retail — 0.7%
19,500	CVS Caremark Corp.	772,785
8,800	Dollar Tree Stores, Inc.*	356,752
2,800	GameStop Corp. — Class A*	157,780
31,200	RadioShack Corp.(8)	644,592
	Common Stocks (continued)
	Retail (continued)

9,570	Wal-Mart Stores, Inc.	417,731

		2,349,640

	Retail: Restaurants — 0.7%
31,900	McDonald’s Corp.	1,737,593
18,000	YUM! Brands, Inc.	608,940

		2,346,533

	Retail: Supermarkets — 0.5%
58,900	The Kroger Company	1,679,828

	Semiconductors — 2.3%
4,100	Analog Devices, Inc.	148,256
153,450	Intel Corp.	3,968,217
2,100	Novellus Systems, Inc.*(8)	57,246
42,650	NVIDIA Corp.*	1,545,636
8,700	Teradyne, Inc.*	120,060
65,350	Texas Instruments, Inc.	2,391,157

		8,230,572

	Telecommunications Equipment and Services — 2.8%
5,500	ALLTEL Corp.	383,240
63,945	AT&T, Inc.	2,705,513
30,750	CenturyTel, Inc.	1,421,265
7,500	Embarq Corp.	417,000
127,750	Sprint Nextel Corp.	2,427,250
53,900	Verizon Communications, Inc.	2,386,692

		9,740,960

	Transportation — 0.2%
17,600	CSX Corp.	752,048

	Utilities — 1.7%
1,700	Constellation Energy Group	145,843
36,700	Duke Energy Corp.	685,923
200	Edison International	11,090
11,050	Entergy Corp.	1,196,605
14,400	NRG Energy, Inc.*(8)	608,976
29,550	PG&E Corp.	1,412,490
58,000	Reliant Energy, Inc.*	1,484,800
7,400	TXU Corp.	506,678

		6,052,405

	Total Common Stocks (Cost $188,920,305)	214,641,213

Principal

	US Treasury Securities — 0.7%
	US Treasury Bonds — 0.2%
$50,000	8.88%, 08/15/17 (8)	66,641
350,000	4.75%, 02/15/37 (8)	345,270

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Treasury Securities (continued)
$		US Treasury Bonds (continued)

	340,000	5.00%, 05/15/37	$348,871

			760,782

		US Treasury Inflation Index — 0.1%
	92,963	2.38%, 01/15/17	93,660
	188,912	2.00%, 01/15/26	180,470

			274,130

		US Treasury Notes — 0.0%
	100,000	4.50%, 03/31/12	101,242
	6,000	5.13%, 05/15/16 (8)	6,254

			107,496

		US Treasury Strips — 0.4%
	3,270,000	Zero coupon, 11/15/24	1,396,813

		Total US Treasury Securities (Cost $2,465,593)	2,539,221

		US Government Agency Securities — 21.3%
		Asset Backed: Mortgage and Home Equity — 0.7%
	600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10 (4)	617,707
	200,593	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	200,736
	760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	746,089
	424,077	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	418,737
	544,926	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34	545,057

			2,528,326

		Fannie Mae — 13.5%
	1,930,544	PL# 256219, 5.50%, 04/01/36	1,872,261
	1,238,944	PL# 256552, 5.50%, 01/01/37	1,213,950
	110,132	PL# 535675, 7.00%, 01/01/16	113,921
	945	PL# 549906, 7.50%, 09/01/30	989
	2,285	PL# 552549, 7.50%, 09/01/30	2,392
	583	PL# 558384, 7.50%, 01/01/31	610
	2,451	PL# 568677, 7.50%, 01/01/31	2,566
	274	PL# 572762, 7.50%, 03/01/31	286
		US Government Agency Securities (continued)
		Fannie Mae (continued)

	15,786	PL# 582178, 7.50%, 06/01/31	16,513
	13,077	PL# 594316, 6.50%, 07/01/31	13,407
	2,490	PL# 602859, 6.50%, 10/01/31	2,553
	13,793	PL# 614924, 7.00%, 12/01/16	14,275
	973,124	PL# 735809, Variable Rate, 4.47%, 08/01/35 (1)	970,761
	75,637	PL# 745000, 6.00%, 10/01/35	75,826
	1,374,528	PL# 745275, 5.00%, 02/01/36	1,313,493
	52,178	PL# 779545, 6.00%, 06/01/34	52,377
	44,315	PL# 785183, 6.00%, 07/01/34	44,484
	201,823	PL# 787311, 6.00%, 06/01/34	202,593
	2,337,019	PL# 790915, 6.00%, 09/01/34	2,345,942
	1,437,092	PL# 792113, 6.00%, 09/01/34	1,442,579
	52,598	PL# 793193, 5.50%, 07/01/19	52,546
	340,482	PL# 793693, 6.00%, 08/01/34	341,782
	99,387	PL# 801516, Variable Rate, 4.72%, 08/01/34 (1)	99,061
	421,199	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1)	420,300
	1,059,154	PL# 835136, 6.00%, 09/01/35	1,061,807
	1,310,227	PL# 844183, 6.00%, 11/01/35	1,313,509
	245,486	PL# 888022, 5.00%, 02/01/36	234,585
	736,442	PL# 893681, 6.00%, 10/01/36	737,783
	1,512,541	PL# 893923, 6.00%, 10/01/36	1,515,296
	1,787,874	PL# 894005, 6.00%, 10/01/36	1,791,131
	5,441,463	PL# 911205, 6.50%, 05/01/37	5,541,609
	199,996	PL# 950385, Variable Rate, 5.88%, 08/01/37 (1)	203,271
	2,200,000	TBA, 5.50%, 10/01/22 (5)	2,194,843
	200,000	TBA, 6.00%, 10/01/22 (5)	202,656
	6,200,000	TBA, 5.00%, 10/01/37 (5)	5,914,218
	3,200,000	TBA, 5.50%, 10/01/37 (5)	3,134,499
	2,000,000	TBA, 5.00%, 11/01/37 (5)	1,907,188
	2,700,000	TBA, 5.50%, 11/01/37 (5)	2,643,046

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		US Government Agency Securities (continued)
$		Fannie Mae (continued)

	8,400,000	TBA, 6.00%, 11/01/37 (5)	$8,403,941

			47,414,849

		Federal Agricultural Mortgage Corp. — 0.2%
	220,000	4.25%, 07/29/08	219,239
	600,000	144A, 5.13%, 04/19/17 (5)	597,678

			816,917

		Federal Farm Credit Bank — 0.1%
	330,000	4.50%, 10/17/12 (4)	328,644

		Federal Home Loan Bank — 0.9%
	300,000	5.40%, 01/02/09	300,002
	1,110,000	5.50%, 05/21/09	1,110,645
	1,790,000	5.50%, 07/15/36 (4)	1,851,843

			3,262,490

		Freddie Mac — 0.5%
	430,000	5.63%, 11/23/35 (4)	423,612
	237,490	PL# 1N1447, Variable Rate, 5.82%, 02/01/37 (1) (4)	239,676
	489,202	PL# 1N1463, Variable Rate, 6.02%, 05/01/37 (1) (4)	496,835
	648,777	PL# 1N1582, Variable Rate, 5.96%, 05/01/37 (1) (4)	656,953

			1,817,076

		Freddie Mac Gold — 2.6%
	2,440,000	PL# A66092, 6.00%, 09/01/37 (4) (5)	2,443,269
	4,809,054	PL# G02427, 5.50%, 12/01/36 (4)	4,710,335
	900,000	TBA, 5.00%, 10/01/22 (5)	882,140
	1,000,000	TBA, 5.00%, 10/01/37 (5)	953,906

			8,989,650

		Government National Mortgage Association — 2.5%
	1,292,286	PL# 3997, 5.50%, 06/20/37	1,270,335
	3,222	PL# 461836, 7.00%, 01/15/28	3,378
	1,503	PL# 596647, 7.00%, 09/15/32	1,574
	206,224	PL# 604404, 5.00%, 06/15/33	199,887
	643,843	PL# 604845, 5.00%, 12/15/33	624,060
	756,138	PL# 608280, 5.00%, 09/15/33	732,905
	740,610	PL# 615892, 5.00%, 08/15/33	717,855
	783,289	PL# 616832, 5.00%, 01/15/35	758,462
		US Government Agency Securities (continued)
		Government National Mortgage Association (continued)

	707,681	PL# 620521, 5.00%, 08/15/33	685,937
	588,315	PL# 637934, 5.00%, 01/15/35	569,669
	805,022	PL# 639093, 5.00%, 01/15/35	779,507
	444,562	PL# 639865, 5.00%, 06/15/35	430,472
	100,252	PL# 781881, 5.00%, 03/15/35	97,091
	2,000,000	TBA, 6.00%, 10/01/37 (5)	2,012,812

			8,883,944

		Resolution Funding Strips — 0.1%
	250,000	Zero coupon, 07/15/18	147,183
	250,000	Zero coupon, 10/15/18	145,147

			292,330

		Tennessee Valley Authority — 0.2%
	630,000	5.98%, 04/01/36	693,313

		Total US Government Agency Securities (Cost $75,296,281)	75,027,539

		Corporate Bonds and Notes — 22.3%
		Advertising — 0.0%
	40,000	Lamar Media Corp., 7.25%, 01/01/13	40,400
	60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	58,200

			98,600

		Aerospace and Defense — 0.0%
	25,000	DRS Technologies, Inc., 6.63%, 02/01/16	24,813

		Airlines — 0.1%
	300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10 (5)	307,961

		Automobile: Rental — 0.0%
	35,000	Hertz Corp., 8.88%, 01/01/14	36,225
	20,000	Hertz Corp., 10.50%, 01/01/16	21,700

			57,925

		Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
	45,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	44,514
	300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	304,557

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

	580,000	Ford Motor Company, 7.45%, 07/16/31	$458,200
	970,000	General Motors Corp., 8.25%, 07/15/23	853,600
	80,000	Visteon Corp., 8.25%, 08/01/10	70,800

			1,731,671

		Banks — 1.4%
	40,000	Bank of America Corp., 5.38%, 08/15/11 (5) (8)	40,322
	170,000	European Investment Bank, 4.63%, 03/21/12 (5)	170,306
	160,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	162,895
	380,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	388,680
	162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	151,750
	200,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	187,891
	600,000	Kaupthing Bank — 144A (Iceland), Floating Rate, 6.05%, 04/12/11 (2)	595,635
	130,000	Kaupthing Bank — 144A (Iceland), 7.13%, 05/19/16	131,409
	140,000	Landisbanki Islands HF — 144A (Iceland), 6.10%, 08/25/11	141,960
	20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	18,936
	40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	36,875
	235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1) (8)	236,172
	100,000	Royal Bank of Scotland Group PLC, Series MTN (United Kingdom), 7.64%, 03/31/49	104,695
	270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	254,853
	260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	263,546
		Corporate Bonds and Notes (continued)
		Banks (continued)

	300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	278,621
	215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	212,888
	390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	330,525
	350,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	306,250
	220,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	218,693
	540,000	Wachovia Corp., 5.25%, 08/01/14	529,978
	200,000	Wells Fargo Capital X, 5.95%, 12/15/36	184,134

			4,947,014

		Broadcast Services/Media — 0.6%
	60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	61,050
	20,000	Clear Channel Communications, Inc., 4.63%, 01/15/08	19,856
	100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09 (5)	95,355
	170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14 (5)	133,659
	60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15 (5)	45,258
	150,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	177,402
	240,000	Comcast Corp., 6.50%, 01/15/15 (5)	248,341
	20,000	Comcast Corp., 5.88%, 02/15/18 (5)	19,711
	180,000	Cox Communications, Inc., 3.88%, 10/01/08	177,230
	40,000	CSC Holdings, Inc., 7.88%, 02/15/18	39,000
	15,000	CSC Holdings, Inc., 7.63%, 07/15/18	14,400
	10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	10,075
	70,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 8.38%, 03/15/13	73,063
	30,000	Echostar DBS Corp., 7.00%, 10/01/13	30,825
	90,000	Echostar DBS Corp., 7.13%, 02/01/16	92,925

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Broadcast Services/Media (continued)

	280,000	Liberty Media Corp., 7.88%, 07/15/09	$289,572
	10,000	Liberty Media Corp., 5.70%, 05/15/13	9,392
	35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	36,020
	80,000	Time Warner Entertainment, 8.38%, 07/15/33	94,080
	350,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	367,607
	75,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	82,589
	30,000	Univision Communications, Inc. — 144A, 9.75%, 03/15/15 (8)(12)	29,400

			2,146,810

		Chemicals — 0.1%
	120,000	FMC Finance III SA — 144A (Luxembourg), 6.88%, 07/15/17	120,000
	30,000	Georgia Gulf Corp., 9.50%, 10/15/14 (8)	27,600
	30,000	Lyondell Chemical Company, 8.00%, 09/15/14	33,150
	15,000	Lyondell Chemical Company, 8.25%, 09/15/16	16,988
	27,000	Westlake Chemical Corp., 6.63%, 01/15/16	25,785

			223,523

		Computer Equipment, Software and Services — 0.0%
	20,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	20,371
	40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	41,800

			62,171

		Construction Services and Supplies — 0.0%
	65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	49,725

		Consumer Goods and Services — 0.1%
	230,000	Altria Group, Inc., 7.00%, 11/04/13 (5)	250,258
	100,000	Reynolds American, Inc., 6.75%, 06/15/17	102,778

			353,036

		Corporate Bonds and Notes (continued)

		Containers and Packaging — 0.0%
	50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	49,875
	15,000	Graham Packaging Company, LP, 9.88%, 10/15/14	14,925

			64,800

		Electronics — 0.0%
	15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	14,494

		Environmental Waste Management and Recycling Services — 0.1%
	160,000	Waste Management, Inc., 6.50%, 11/15/08	162,118
	270,000	Waste Management, Inc., 6.38%, 11/15/12	280,494

			442,612

		Equipment Rental and Leasing — 0.1%
	250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	241,359

		Financial Services — 3.6%
	100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1) (5)	93,867
	200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	193,478
	180,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1) (5)	184,770
	100,000	Countrywide Financial Corp., Series MTN, Floating Rate, 5.50%, 01/05/09 (2)	94,819
	760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	685,368
	280,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.67%, 02/27/08 (2)	277,220
	120,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.76%, 06/18/08 (2)	117,501
	90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1) (5)	85,282
	10,000	E*TRADE Financial Corp., 7.38%, 09/15/13	9,400
	2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,555,474
	220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	215,824
	129,000	Ford Motor Credit Company LLC, Floating Rate, 10.94%, 06/15/11 (2)	131,721

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Financial Services (continued)

	1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09	$1,106,321
	110,000	General Motors Acceptance Corp., Series GM, 6.31%, 11/30/07	109,650
	120,000	General Motors Acceptance Corp., Series MTN, 4.38%, 12/10/07 (8)	119,422
	80,000	GMAC LLC, 5.13%, 05/09/08 (8)	79,378
	1,020,000	GMAC LLC, 6.63%, 05/15/12	952,687
	270,000	GMAC LLC, 8.00%, 11/01/31 (8)	265,589
	160,000	GMAC LLC, Series MTN, Floating Rate, 6.36%, 09/23/08 (2)	157,655
	560,000	HSBC Finance Corp., 4.63%, 01/15/08	558,716
	330,000	JPMorgan Chase & Company, 5.13%, 09/15/14	322,336
	450,000	JPMorgan Chase & Company, 5.15%, 10/01/15	432,191
	190,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	181,197
	180,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	175,288
	100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	98,024
	170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	161,863
	70,000	Morgan Stanley, 3.63%, 04/01/08	69,542
	260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	262,304
	100,000	Morgan Stanley, Series MTN, Floating Rate, 5.81%, 10/18/16 (2)	95,836
	30,000	Residential Capital LLC, Floating Rate, 7.46%, 04/17/09 (2)	25,538
	80,000	Residential Capital LLC, Floating Rate, 7.60%, 05/22/09 (2)	68,100
	640,000	Residential Capital LLC, 6.00%, 02/22/11	521,971
	40,000	Residential Capital LLC, 6.50%, 06/01/12	32,430
	520,000	Sigma Finance, Inc. — 144A, Series MTN1, Variable Rate, 8.50%, 08/11/16 (1)	501,540
		Corporate Bonds and Notes (continued)
		Financial Services (continued)

	60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	50,957
	245,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	214,201
	500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	436,931
	10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	8,400
	45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	34,743
	220,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17 (5)	208,042
	170,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	167,660
	120,000	The Goldman Sachs Group, Inc., 5.00%, 01/15/11	119,237

			12,182,473

		Funeral Services — 0.0%
	10,000	Service Corp. International, 6.75%, 04/01/16	9,738
	40,000	Service Corp. International, 7.63%, 10/01/18	41,700
	35,000	Service Corp. International, 7.50%, 04/01/27	32,900

			84,338

		Insurance — 0.3%
	40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	38,693
	300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 7.11%, 07/07/10 (2)	299,955
	510,000	MetLife, Inc., 6.40%, 12/15/36	486,486
	350,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	338,992

			1,164,126

		Leisure and Recreation — 0.1%
	25,000	Boyd Gaming Corp., 6.75%, 04/15/14	24,625
	80,000	Boyd Gaming Corp., 7.13%, 02/01/16	77,800
	30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	31,800
	25,000	MGM MIRAGE, 6.00%, 10/01/09	24,938

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Leisure and Recreation (continued)

	50,000	MGM MIRAGE, 8.50%, 09/15/10	$52,500
	5,000	MGM MIRAGE, 6.63%, 07/15/15	4,769
	85,000	MGM MIRAGE, 7.63%, 01/15/17	84,575
	15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	14,363
	90,000	Station Casinos, Inc., 7.75%, 08/15/16	89,549
	10,000	Station Casinos, Inc. — 144A, 6.88%, 03/01/16	8,750

			413,669

		Manufacturing — 0.2%
	270,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	276,526
	530,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	535,671

			812,197

		Medical Equipment, Supplies, and Services — 0.2%
	90,000	Community Health Systems, Inc. — 144A, 8.88%, 07/15/15	92,925
	125,000	DaVita, Inc., 6.63%, 03/15/13	124,688
	10,000	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08	10,025
	141,000	HCA, Inc., 6.25%, 02/15/13	125,138
	160,000	HCA, Inc., 6.75%, 07/15/13	144,400
	11,000	HCA, Inc., 5.75%, 03/15/14	9,254
	6,000	HCA, Inc., 6.50%, 02/15/16	5,130
	20,000	HCA, Inc. — 144A, 9.13%, 11/15/14	21,150
	160,000	HCA, Inc. — 144A, 9.25%, 11/15/16	170,399
	26,000	HCA, Inc. — 144A, 9.63%, 11/15/16	27,820
	60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	52,800
	30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	25,575

			809,304

		Corporate Bonds and Notes (continued)

		Metals and Mining — 0.2%
	190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	208,050
	65,000	Steel Dynamics, Inc. — 144A, 6.75%, 04/01/15	63,050
	451,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	466,905

			738,005

		Office Equipment, Supplies, and Services — 0.0%
	40,000	Xerox Corp., 6.75%, 02/01/17	41,012

		Oil, Coal and Gas — 2.1%
	235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	256,664
	35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	34,569
	45,000	Chesapeake Energy Corp., 7.75%, 01/15/15	46,519
	5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,931
	20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	19,400
	105,000	Complete Production Services, Inc., 8.00%, 12/15/16	104,344
	110,000	Conoco, Inc., 6.95%, 04/15/29 (5)	121,332
	125,000	Dynegy Holdings, Inc. — 144A, 7.75%, 06/01/19	120,156
	320,000	El Paso Corp., 7.00%, 06/15/17	326,523
	86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	87,744
	25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	25,511
	330,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	389,460
	500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	516,145
	720,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16 (8)	715,463
	190,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	188,556
	30,000	Hess Corp., 7.88%, 10/01/29 (5)	34,579
	220,000	Hess Corp., 7.30%, 08/15/31 (5)	241,880

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	$251,732
180,000	Kerr-McGee Corp., 6.95%, 07/01/24	186,952
720,000	Kerr-McGee Corp., 7.88%, 09/15/31	834,978
50,000	Kinder Morgan Energy Partners, LP, 6.30%, 02/01/09	50,680
240,000	Kinder Morgan Energy Partners, LP, 6.75%, 03/15/11	250,023
40,000	Kinder Morgan Energy Partners, LP, 6.00%, 02/01/17	39,617
50,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	50,250
75,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	75,938
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	40,600
310,000	Pemex Project Funding Master Trust, 7.38%, 12/15/14	342,423
290,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	293,680
5,000	Pogo Producing Company, 6.63%, 03/15/15	5,038
50,000	Pogo Producing Company, 6.88%, 10/01/17 (8)	50,500
30,000	Pride International, Inc., 7.38%, 07/15/14	30,900
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	24,563
15,000	Southern Natural Gas, 8.00%, 03/01/32	17,032
95,000	Suburban Propane Partners, 6.88%, 12/15/13	93,100
40,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	43,631
310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	308,636
80,000	Western Oil Sands, Inc. (Canada), 8.38%, 05/01/12	88,700
20,000	Williams Companies, Inc., 7.75%, 06/15/31	21,125
390,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	406,575
190,000	XTO Energy, Inc., 7.50%, 04/15/12	205,494

		6,945,943

	Corporate Bonds and Notes (continued)

	Paper and Forest Products — 0.0%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	114,309

	Pharmaceuticals/Research and Development — 0.1%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15 (5)	39,321
230,000	Wyeth, 5.95%, 04/01/37	222,710

		262,031

	Printing and Publishing — 0.0%
105,000	Idearc, Inc., 8.00%, 11/15/16	105,263
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	29,625
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	39,700

		174,588

	Private Asset Backed: Banks — 0.8%
346,732	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 5.45%, 01/25/45 (3)	341,412
567,647	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 5.42%, 10/25/45 (3)	555,277
608,193	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 5.49%, 10/25/45 (3)	599,468
704,369	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 5.41%, 11/25/45 (3)	688,609
524,439	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.50%, 09/25/36 (3)	523,786

		2,708,552

	Private Asset Backed: Credit Cards — 0.2%
640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 5.78%, 09/15/13 (3)	630,687

	Private Asset Backed: Financial Services — 0.1%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	291,143

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Mortgage and Home Equity — 9.9%
$579,617	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.37%, 09/25/35 (3)	$567,132
267,599	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.55%, 02/25/35 (3)	267,286
181,764	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.51%, 04/25/35 (3)	177,074
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.11%, 10/10/45 (5)	274,187
3,452,549	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36 (5)	3,473,589
1,557,773	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 5.34%, 12/25/36 (3)	1,522,560
351,792	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.93%, 08/25/35 (3) (5)	352,381
827,469	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 5.44%, 11/25/35 (3)	801,590
901,563	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.83%, 11/20/35 (3)	883,020
157,341	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.31%, 02/25/36 (3)	157,203
302,561	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	298,074
464,373	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.98%, 12/15/35 (3)	459,722
874,716	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 5.53%, 09/25/35 (3)	855,191
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

62,667	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.53%, 12/25/32 (3)	62,108
850,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	846,291
860,094	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	881,081
940,231	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	932,614
1,500,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 5.34%, 11/25/36 (3)	1,476,540
1,310,306	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 5.24%, 05/25/46 (3)	1,179,328
341,649	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.53%, 10/25/34 (3)	338,622
750,000	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.29%, 09/25/37	754,703
217,137	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	213,876
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	1,041,310
777,674	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	773,310
870,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, 4.55%, 02/15/30	848,794
564,993	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.43%, 11/25/35 (3)	554,081
410,774	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 5.43%, 12/25/35 (3)	397,548

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal			Value

		Corporate Bonds and Notes (continued)
$		Private Asset Backed: Mortgage and Home Equity (continued)

	765,718	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 5.20%, 08/25/46 (3)	$757,894
	850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	842,069
	392,641	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	377,245
	1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	1,082,519
	1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	1,276,825
	500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39 (3)	508,494
	254,670	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.45%, 10/25/28 (3)	253,571
	57,740	Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1A, Floating Rate, 5.30%, 11/25/35 (3)	57,737
	861,456	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	852,184
	403,245	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	404,876
	1,834,494	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,811,104
	1,648,910	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 5.53%, 10/25/45 (3)	1,618,041
	920,488	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	912,122
	370,976	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.85%, 01/19/34 (3)	370,655
		Corporate Bonds and Notes (continued)
		Private Asset Backed: Mortgage and Home Equity (continued)

	2,107,072	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.30%, 01/25/36 (3)	2,097,135
	739,849	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 5.26%, 08/25/36 (3)	734,343

			34,346,029

		Real Estate Development and Services — 0.0%
	230,000	Realogy Corp. — 144A, 12.38%, 04/15/15	174,225

		Real Estate Investment Trusts — 0.0%
	50,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	49,750
	50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	50,875
	40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	40,100

			140,725

		Retail — 0.0%
	20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	21,161

		Retail: Supermarkets — 0.0%
	93,000	Delhaize America, Inc., 9.00%, 04/15/31 (5)	111,254

		Scientific and Technical Instruments — 0.0%
	80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	82,800
	40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	41,400

			124,200

		Semiconductors — 0.0%
	25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	24,250
	40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 8.94%, 12/15/11 (2)	34,200

			58,450

		Telecommunications Equipment and Services — 0.8%
	190,000	AT&T, Inc., 5.10%, 09/15/14	184,119
	55,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	53,350

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$15,000	Citizens Communications Company, 9.25%, 05/15/11	$16,350
30,000	Citizens Communications Company, 7.13%, 03/15/19	29,700
30,000	Citizens Communications Company, 7.88%, 01/15/27	29,400
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	178,169
45,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	46,913
25,000	Intelsat Corp., 9.00%, 06/15/16	25,875
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	253,968
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	89,100
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	10,171
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	130,634
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	57,358
520,000	Qwest Communications International, Inc., Floating Rate, 9.06%, 02/15/09 (2)	527,801
105,000	Qwest Corp., 7.88%, 09/01/11	110,775
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	40,460
270,000	Sprint Capital Corp., 8.38%, 03/15/12	297,557
70,000	Sprint Capital Corp., 8.75%, 03/15/32	80,490
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	190,169
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	54,494
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	316,326
85,000	Windstream Corp., 8.63%, 08/01/16	91,056

		2,814,235

	Corporate Bonds and Notes (continued)

	Transportation — 0.0%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	21,100
110,000	Union Pacific Corp., 5.38%, 05/01/14	107,952

		129,052

	Utilities — 0.7%
604,000	AES Corp., 7.75%, 03/01/14	616,080
70,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	69,051
220,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	221,009
70,000	Edison Mission Energy — 144A, 7.00%, 05/15/17	69,300
90,000	Edison Mission Energy — 144A, 7.20%, 05/15/19	89,100
40,000	Edison Mission Energy — 144A, 7.63%, 05/15/27	38,800
5,000	Exelon Corp., 5.63%, 06/15/35 (5)	4,492
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	165,567
195,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	214,022
37,566	Midwest Generation LLC, Series B, 8.56%, 01/02/16	40,196
100,000	NRG Energy, Inc., 7.25%, 02/01/14	100,500
10,000	NRG Energy, Inc., 7.38%, 02/01/16	10,050
10,000	NRG Energy, Inc., 7.38%, 01/15/17	10,025
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	88,676
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	56,899
210,000	TXU Corp., Series P, 5.55%, 11/15/14	170,417
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	84,683
370,000	TXU Corp., Series R, 6.55%, 11/15/34	292,027

		2,340,894

	Total Corporate Bonds and Notes (Cost $79,590,244)	78,399,116

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Preferred Stocks — 0.0%
	Financial Services
$600	Fannie Mae, Series O, Floating Rate, 7.50%(2) (Cost $31,920)	$31,200

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	$46,950

	Municipal Bonds — 0.4%
	Virginia
1,327,910	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,306,318)	1,327,870

	Foreign Government Obligations — 0.5%
450,000	AID-Israel (Israel), 5.50%, 04/26/24	475,437
97,000	Federal Republic of Brazil (Brazil), 10.13%, 05/15/27	138,613
155,000	Federal Republic of Brazil (Brazil), 11.00%, 08/17/40	207,506
230,000	Republic of Colombia, Series MTN, (Colombia), 7.38%, 09/18/37 (5)	253,575
121,000	Republic of Panama (Panama), 7.13%, 01/29/26	131,285
90,000	Republic of Panama (Panama), 6.70%, 01/26/36	92,925
14,925	Russian Federation — 144A (Russia), 7.50%, 03/31/30	16,859
16,000	United Mexican States (Mexico), 5.63%, 01/15/17	15,992
357,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	389,130

	Total Foreign Government Obligations (Cost $1,582,497)	1,721,322

	Securities Lending Collateral — 4.4%
15,626,275	Securities Lending Collateral Investment (Note 3) (Cost $15,626,275)	15,626,275

	Total Securities (Cost $364,859,433)	389,360,706

	Repurchase Agreements — 1.7%
6,086,044	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $6,088,215 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 5.63%, due 01/25/33, with a value of $1,879,281 and Freddie Mac Adjustable Rate Mortgage, 6.25%, due 01/15/33, with a value of $4,331,150) (Cost $6,086,044)	6,086,044

	Total Investments before Call and Put Options Written — 112.3% (Cost $370,945,477)	395,446,750

Contracts

	Call Options Written — (0.0)%
(42)	IMM Euro March Future, Expiring March 2008 @ 95.50 (Premium $29,040)	(26,512)

	Put Options Written — (0.0)%
(53)	US Treasury Note (10 year) December Future, Expiring November 2007 @ 108 (Premium $19,438)	(23,187)

	Total Investments net of Call and Put Options Written — 112.3% (Cost $370,896,999)	395,397,051
	Liabilities less other assets — (12.3)%	(43,314,539)

	Net Assets — 100.0%	$352,082,512

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $370,896,999.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$31,354,246
Gross unrealized depreciation	(6,854,194)

Net unrealized appreciation	$24,500,052

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.8%
	Advertising — 0.5%
1,553,900	The Interpublic Group of Companies, Inc.*(8)	$16,129,482

	Aerospace and Defense — 0.7%
300,000	Northrop Grumman Corp.	23,400,000

	Apparel: Manufacturing and Retail — 1.2%
405,000	Macy’s, Inc.	13,089,600
1,161,700	The Gap, Inc.	21,421,748
110,000	VF Corp.	8,882,500

		43,393,848

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.8%
154,727	Autoliv, Inc.	9,244,938
104,000	BorgWarner, Inc.	9,519,120
1,155,745	General Motors Corp.(8)	42,415,842

		61,179,900

	Banks — 3.4%
1,426,082	Bank of America Corp.	71,689,142
587,200	National City Corp.	14,732,848
215,800	SunTrust Banks, Inc.	16,329,586
115,000	Wachovia Corp.	5,767,250
265,600	Wells Fargo & Company	9,460,672

		117,979,498

	Broadcast Services/Media — 4.3%
813,500	CBS Corp. — Class B	25,625,250
12,671	Citadel Broadcasting Corp.	52,711
361,800	Clear Channel Communications, Inc.	13,545,792
1,403,700	Comcast Corp. — Class A*	33,941,466
342,500	Comcast Corp. — Special Class A*	8,206,300
3,808,300	Time Warner, Inc.	69,920,388

		151,291,907

	Business Services and Supplies — 0.1%
125,000	Accenture, Ltd. — Class A (Bermuda)	5,031,250

	Chemicals — 0.5%
200,000	EI du Pont de Nemours and Company	9,912,000
200,000	The Dow Chemical Company	8,612,000

		18,524,000

	Computer Equipment, Software and Services — 4.1%
490,000	Electronic Data Systems Corp.	10,701,600
701,800	Hewlett-Packard Company	34,942,622
	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

712,500	International Business Machines Corp.	83,932,500
450,000	Microsoft Corp.	13,257,000

		142,833,722

	Construction Services and Supplies — 0.1%
110,000	KB Home(8)	2,756,600

	Consumer Goods and Services — 5.2%
525,000	Altria Group, Inc.	36,503,250
1,430,200	Avon Products, Inc.	53,675,406
587,800	Kimberly-Clark Corp.	41,298,828
115,000	The Black & Decker Corp.	9,579,500
150,000	The Clorox Company	9,148,500
428,000	The Procter & Gamble Company	30,105,520

		180,311,004

	Containers and Packaging — 0.5%
440,000	Owens-Illinois, Inc.*	18,238,000

	Diversified Operations and Services — 3.4%
2,876,200	General Electric Company	119,074,680

	Electronics — 3.5%
125,116	Arrow Electronics, Inc.*	5,319,932
1,121,400	Flextronics International, Ltd. (Singapore)*	12,537,252
1,939,177	Sanmina-SCI Corp.*	4,111,055
9,744,905	Solectron Corp.*	38,005,130
758,900	Sony Corp. (ADR) (Japan)(8)	36,472,734
680,411	Tyco Electronics, Ltd. (Bermuda)	24,106,962

		120,553,065

	Environmental Waste Management and Recycling Services — 0.4%
392,400	Waste Management, Inc.	14,809,176

	Financial Services — 13.7%
481,000	American Express Company	28,556,970
1,970,600	Citigroup, Inc.	91,967,902
1,168,200	Fannie Mae	71,038,242
399,900	Freddie Mac	23,598,099
2,684,640	JPMorgan Chase & Company	123,010,205
270,400	Legg Mason, Inc.(8)	22,792,016
1,056,200	Merrill Lynch & Company, Inc.	75,285,936
210,000	Morgan Stanley(8)	13,230,000
84,000	The Goldman Sachs Group, Inc.	18,206,160

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Financial Services (continued)

330,000	Washington Mutual, Inc.(8)	$11,652,300

		479,337,830

	Food and Beverage — 2.9%
60,000	Kellogg Company	3,360,000
1,994,212	Kraft Foods, Inc. — Class A	68,820,257
35,000	Molson Coors Brewing Company — Class B	3,488,450
105,000	PepsiCo, Inc.	7,692,300
1,093,305	Sara Lee Corp.	18,247,260

		101,608,267

	Insurance — 8.3%
681,400	Aetna, Inc.	36,979,578
1,240,500	American International Group, Inc.	83,919,825
72,000	Fidelity National Financial, Inc. — Class A	1,258,560
550,000	Genworth Financial, Inc. — Class A	16,901,500
109,400	MBIA, Inc.	6,678,870
450,200	MetLife, Inc.	31,392,446
61,566	PartnerRe, Ltd. (Bermuda)	4,863,098
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	11,119,700
145,000	The Hartford Financial Services Group, Inc.	13,419,750
1,274,438	The Travelers Companies, Inc.	64,155,209
238,000	XL Capital, Ltd. — Class A (Cayman Islands)(8)	18,849,600

		289,538,136

	Manufacturing — 3.3%
140,000	Eaton Corp.	13,865,600
795,800	Honeywell International, Inc.	47,326,226
300,000	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	16,341,000
592,950	Smurfit-Stone Container Corp.*	6,925,656
147,700	SPX Corp.	13,671,112
385,400	Tyco International, Ltd. (Bermuda)	17,088,636

		115,218,230

	Medical Equipment, Supplies, and Services — 1.8%
1,476,600	Boston Scientific Corp.*(8)	20,598,570
443,700	Covidien, Ltd. (Bermuda)*	18,413,550
135,000	Johnson & Johnson	8,869,500
4,706,420	Tenet Healthcare Corp.*(8)	15,813,571

		63,695,191

	Common Stocks (continued)

	Metals and Mining — 1.2%
330,000	ArcelorMittal (Luxembourg)(8)	25,858,800
334,400	Newmont Mining Corp.	14,957,712

		40,816,512

	Oil, Coal and Gas — 11.4%
275,000	BP PLC (ADR) (United Kingdom)	19,071,250
1,276,300	Chevron Corp.	119,436,154
1,242,602	ConocoPhillips	109,063,178
1,354,800	Exxon Mobil Corp.	125,400,288
78,000	Occidental Petroleum Corp.	4,998,240
234,600	Total SA (ADR) (France)	19,009,638

		396,978,748

	Paper and Forest Products — 1.5%
926,100	Louisiana-Pacific Corp.	15,715,917
1,191,500	MeadWestvaco Corp.	35,184,995

		50,900,912

	Pharmaceuticals/Research and Development — 6.3%
385,800	AmerisourceBergen Corp.	17,488,314
208,900	Amgen, Inc.*(8)	11,817,473
438,800	Merck & Company, Inc.	22,681,572
2,587,400	Millennium Pharmaceuticals, Inc.*	26,262,110
4,347,300	Pfizer, Inc.	106,204,539
32,166	PharMerica Corp.*(8)	479,917
1,018,300	Watson Pharmaceuticals, Inc.*	32,992,920

		217,926,845

	Retail — 0.5%
1,553,600	Circuit City Stores, Inc.(8)	12,288,976
325,000	Office Depot, Inc.*	6,701,500

		18,990,476

	Retail: Restaurants — 1.0%
615,000	McDonald’s Corp.	33,499,050
	Retail: Supermarkets — 1.4%
819,925	Safeway, Inc.(8)	27,147,717
779,350	The Kroger Company	22,227,062

		49,374,779

	Semiconductors — 0.7%
3,078,700	LSI Corp.*(8)	22,843,954
	Telecommunications Equipment and Services — 8.9%
3,578,046	Alcatel-Lucent (ADR) (France)(8)	36,424,508

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

2,619,855	AT&T, Inc.	$110,846,065
537,400	Motorola, Inc.	9,958,022
390,000	Nokia Oyj (ADR) (Finland)	14,792,700
6,239,600	Qwest Communications International, Inc.*(8)	57,154,736
1,178,800	Sprint Nextel Corp.	22,397,200
887,652	Verizon Communications, Inc.	39,305,231
492,500	Vodafone Group PLC (ADR) (United Kingdom)	17,877,750

		308,756,212

	Toys — 0.7%
1,075,100	Mattel, Inc.	25,221,846
	Transportation — 1.3%
1,043,200	CSX Corp.	44,575,936
	Utilities — 3.2%
1,159,580	American Electric Power Company, Inc.	53,433,446
224,800	Constellation Energy Group	19,285,592
225,000	Entergy Corp.	24,365,250
305,800	Wisconsin Energy Corp.	13,770,174

		110,854,462

	Total Common Stocks (Cost $2,803,842,454)	3,405,643,518

Principal

	Securities Lending Collateral — 7.1%
$247,228,602	Securities Lending Collateral Investment (Note 3) (Cost $247,228,602)	247,228,602

	Total Securities (Cost $3,051,071,056)	3,652,872,120
	Common Stocks (continued)
Principal		Value
	Repurchase Agreements — 2.1%
74,853,672	With State Street Bank & Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $74,880,370 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.20% — 5.63%, due 02/01/33 — 03/01/33, with a total value of $27,850,709, and various Freddie Mac Adjustable Rate Mortgages, 4.03% — 6.25%, due 02/15/33 — 01/15/36, with a total value of $48,504,529) (Cost $74,853,672)	$74,853,672

	Total Investments — 107.0% (Cost $3,125,924,728)	3,727,725,792
	Liabilities less other assets — (7.0)%	(244,138,048)

	Net Assets — 100.0%	$3,483,587,744

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $3,125,924,728.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$732,458,638
Gross unrealized depreciation	(130,657,574)

Net unrealized appreciation	$601,801,064

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 96.2%
	Advertising — 3.4%
38,700	RH Donnelley Corp.*(8)	$2,167,974
294,600	The Interpublic Group of Companies, Inc.*(8)	3,057,948

		5,225,922

	Aerospace and Defense — 3.7%
34,100	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	1,497,672
54,200	Northrop Grumman Corp.	4,227,600

		5,725,272

	Apparel: Manufacturing and Retail — 2.0%
170,000	The Gap, Inc.	3,134,800

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
15,700	Magna International, Inc. — Class A (Canada)	1,512,067

	Banks — 3.9%
58,955	Bank of America Corp.	2,963,668
27,600	Comerica, Inc.	1,415,328
23,700	KeyCorp	766,221
14,000	UnionBanCal Corp.(8)	817,740

		5,962,957

	Computer Equipment, Software and Services — 15.9%
323,466	CA, Inc.	8,319,545
307,600	Electronic Data Systems Corp.	6,717,984
225,200	Microsoft Corp.	6,634,392
129,000	Oracle Corp.*	2,792,850

		24,464,771

	Construction Services and Supplies — 5.2%
140,000	Centex Corp.(8)	3,719,800
82,800	Lennar Corp. — Class A	1,875,420
183,900	Pulte Homes, Inc.	2,502,879

		8,098,099

	Consumer Goods and Services — 1.6%
35,300	Altria Group, Inc.	2,454,409

	Electronics — 3.0%
131,650	Tyco Electronics, Ltd. (Bermuda)	4,664,360

	Financial Services — 7.7%
79,100	Freddie Mac	4,667,691
119,900	JPMorgan Chase & Company	5,493,818
50,700	Washington Mutual, Inc.(8)	1,790,217

		11,951,726

	Insurance — 15.1%
87,200	Conseco, Inc.*(8)	1,395,200
	Common Stocks (continued)
	Insurance (continued)

151,100	Genworth Financial, Inc. — Class A	4,643,303
68,900	MetLife, Inc.	4,804,397
8,600	The Hartford Financial Services Group, Inc.	795,930
109,900	The Travelers Companies, Inc.	5,532,366
124,800	UnumProvident Corp.	3,053,856
39,700	XL Capital, Ltd. — Class A (Cayman Islands)	3,144,240

		23,369,292

	Manufacturing — 3.7%
24,900	Flowserve Corp.	1,896,882
86,950	Tyco International, Ltd. (Bermuda)	3,855,363

		5,752,245

	Medical Equipment, Supplies, and Services — 2.5%
57,350	Covidien, Ltd. (Bermuda)*	2,380,025
22,400	Johnson & Johnson	1,471,680

		3,851,705

	Oil, Coal and Gas — 3.0%
39,100	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)	3,210,110
20,300	Sunoco, Inc.	1,436,834

		4,646,944

	Pharmaceuticals/Research and Development — 6.6%
42,900	Bristol-Myers Squibb Company	1,236,378
90,700	Eli Lilly and Company	5,163,551
153,400	Pfizer, Inc.	3,747,562

		10,147,491

	Printing and Publishing — 0.9%
46,100	Idearc, Inc.	1,450,767

	Real Estate Development and Services — 1.2%
56,200	The St. Joe Company(8)	1,888,882

	Retail — 6.5%
123,352	The Home Depot, Inc.	4,001,539
139,000	Wal-Mart Stores, Inc.	6,067,350

		10,068,889

	Retail: Restaurants — 0.8%
34,900	YUM! Brands, Inc.	1,180,667

	Retail: Supermarkets — 1.1%
49,300	Safeway, Inc.	1,632,323

	Utilities — 7.4%
29,000	Entergy Corp.	3,140,410

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

61,800	Exelon Corp.	$4,657,248
59,300	FPL Group, Inc.	3,610,184

		11,407,842

	Total Common Stocks (Cost $155,657,448)	148,591,430

Principal

	Securities Lending Collateral — 9.0%
$13,966,672	Securities Lending Collateral Investment (Note 3) (Cost $13,966,672)	13,966,672

	Total Securities (Cost $169,624,120)	162,558,102

	Repurchase Agreements — 3.8%
5,927,245	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $5,929,359 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.58%, due 10/01/34, with a value of $6,046,684) (Cost $5,927,245)	5,927,245

	Total Investments — 109.0% (Cost $175,551,365)	168,485,347
	Liabilities less other assets — (9.0)%	(13,942,008)

	Net Assets — 100.0%	$154,543,339

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $175,551,365.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$7,324,813
Gross unrealized depreciation	(14,390,831)

Net unrealized depreciation	$(7,066,018)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 99.3%
	Aerospace and Defense — 3.4%
24,400	Goodrich Corp.	$1,664,812
97,220	Lockheed Martin Corp.	10,547,398
98,300	Northrop Grumman Corp.	7,667,400
97,968	Raytheon Company(8)	6,252,318
74,196	The Boeing Company	7,789,838

		33,921,766

	Agriculture — 0.1%
16,900	Monsanto Company	1,449,006

	Airlines — 0.1%
57,888	AMR Corp.*(8)	1,290,324

	Apparel: Manufacturing and Retail — 0.2%
34,200	Phillips-Van Heusen Corp.	1,794,816

	Automobile: Rental — 0.3%
127,436	Avis Budget Group, Inc.*	2,917,010

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.8%
108,700	AutoNation, Inc.*(8)	1,926,164
18,573	AutoZone, Inc.*	2,157,068
14,200	Magna International, Inc. — Class A (Canada)	1,367,602
76,500	TRW Automotive Holdings Corp.*	2,423,520

		7,874,354

	Banks — 4.6%
196,200	Bank of America Corp.	9,862,974
52,100	Comerica, Inc.	2,671,688
12,400	Credicorp, Ltd. (Bermuda)	839,480
37,100	KeyCorp	1,199,443
9,600	National City Corp.	240,864
37,400	Regions Financial Corp.(8)	1,102,552
61,000	SunTrust Banks, Inc.	4,615,870
27,000	UnionBanCal Corp.	1,577,070
62,100	US Bancorp	2,020,113
184,385	Wachovia Corp.	9,246,908
375,750	Wells Fargo & Company	13,384,215

		46,761,177

	Broadcast Services/Media — 3.8%
169,082	CBS Corp. — Class B	5,326,083
29,000	Liberty Global, Inc. — Class A*	1,189,580
1,400	Liberty Media Corp. — Capital — Series A*	174,762
129,200	Shaw Communications, Inc. — Class B (Canada)(8)	3,209,328
278,119	The DIRECTV Group, Inc.*	6,752,729
259,282	The Walt Disney Company	8,916,708
	Common Stocks (continued)
	Broadcast Services/Media (continued)

682,198	Time Warner, Inc.	12,525,156

		38,094,346

	Business Services and Supplies — 1.0%
132,206	Accenture, Ltd. — Class A (Bermuda)	5,321,292
25,800	Dun & Bradstreet Corp.	2,544,138
45,400	Moody’s Corp.	2,288,160

		10,153,590

	Chemicals — 1.0%
26,800	Ashland, Inc.	1,613,628
87,046	Celanese Corp. — Series A	3,393,053
102,400	Methanex Corp. (Canada)(8)	2,600,960
36,163	The Lubrizol Corp.	2,352,765

		9,960,406

	Collectibles — 0.2%
49,600	Sotheby’s(8)	2,370,384

	Computer Equipment, Software and Services — 8.8%
52,558	Apple, Inc.*	8,069,755
74,000	Computer Sciences Corp.*	4,136,600
216,200	Compuware Corp.*	1,733,924
301,300	Dell, Inc.*	8,315,880
144,100	EMC Corp.*	2,997,280
278,286	Hewlett-Packard Company	13,855,860
91,700	Ingram Micro, Inc. — Class A*	1,798,237
116,719	International Business Machines Corp.	13,749,498
600	Lexmark International, Inc. — Class A*	24,918
831,418	Microsoft Corp.	24,493,575
147,909	Nuance Communications, Inc.*(8)	2,856,123
329,153	Oracle Corp.*	7,126,162

		89,157,812

	Construction Services and Supplies — 0.1%
41,800	Masco Corp.	968,506

	Consumer Goods and Services — 3.8%
128,343	Altria Group, Inc.	8,923,689
41,900	American Greetings Corp. — Class A(8)	1,106,160
29,776	Energizer Holdings, Inc.*(8)	3,300,670
20,500	Herbalife, Ltd. (Cayman Islands)	931,930
39,361	Jarden Corp.*	1,217,829
17,339	Loews Corp. — Carolina Group	1,425,786
32,000	NBTY, Inc.*	1,299,200

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Consumer Goods and Services (continued)

69,700	Newell Rubbermaid, Inc.	$2,008,754
148,687	The Procter & Gamble Company	10,458,643
38,100	United Parcel Service, Inc. — Class B	2,861,310
43,100	UST, Inc.(8)	2,137,760
26,600	Whirlpool Corp.(8)	2,370,060

		38,041,791

	Containers and Packaging — 0.1%
26,500	Ball Corp.	1,424,375

	Distribution — 0.2%
21,000	WW Grainger, Inc.	1,914,990

	Diversified Operations and Services — 1.1%
273,600	General Electric Company	11,327,040

	Education — 0.2%
14,000	ITT Educational Services, Inc.*	1,703,660

	Electronics — 1.1%
79,658	Avnet, Inc.*	3,175,168
90,200	Emerson Electric Company	4,800,444
56,791	Synopsys, Inc.*	1,537,900
14,100	Tektronix, Inc.	391,134
40,800	Tyco Electronics, Ltd. (Bermuda)*	1,445,544

		11,350,190

	Environmental Waste Management and Recycling Services — 0.2%
186,199	Allied Waste Industries, Inc.*	2,374,037

	Financial Services — 8.4%
16,350	Affiliated Managers Group, Inc.*(8)	2,084,789
63,508	American Express Company	3,770,470
43,000	Ameriprise Financial, Inc.	2,713,730
324,800	Citigroup, Inc.	15,158,416
7,800	CME Group, Inc.	4,581,330
38,950	Discover Financial Services	810,160
10,800	Franklin Resources, Inc.	1,377,000
357,500	JPMorgan Chase & Company	16,380,649
21,100	MasterCard, Inc. — Class A(8)	3,122,167
106,400	Merrill Lynch & Company, Inc.	7,584,192
178,761	Morgan Stanley	11,261,943
4,700	SLM Corp.	233,449
37,650	The Goldman Sachs Group, Inc.	8,160,261
220,300	Washington Mutual, Inc.	7,778,793

		85,017,349

	Common Stocks (continued)

	Food and Beverage — 3.2%
60,600	ConAgra Foods, Inc.	1,583,478
51,000	Corn Products International, Inc.	2,339,370
46,400	General Mills, Inc.	2,691,664
27,100	Hansen Natural Corp.*	1,536,028
87,212	Kraft Foods, Inc. — Class A	3,009,686
24,481	Molson Coors Brewing Company — Class B	2,440,021
75,500	PepsiCo, Inc.	5,531,130
91,300	The Coca-Cola Company	5,247,011
138,100	The Pepsi Bottling Group, Inc.	5,133,177
175,900	Tyson Foods, Inc. — Class A	3,139,815

		32,651,380

	Insurance — 5.5%
70,100	Aetna, Inc.	3,804,327
21,700	Ambac Financial Group, Inc.	1,365,147
83,171	American International Group, Inc.	5,626,517
39,800	Assurant, Inc.	2,129,300
56,200	Axis Capital Holdings, Ltd. (Bermuda)	2,186,742
94,800	CIGNA Corp.	5,051,892
36,300	Endurance Specialty Holdings, Ltd. (Bermuda)	1,508,265
9,000	Everest Re Group, Ltd. (Bermuda)	992,160
25,253	Genworth Financial, Inc. — Class A	776,025
85,800	Loews Corp.	4,148,430
29,552	MBIA, Inc.(8)	1,804,150
14,700	Nationwide Financial Services, Inc. — Class A	791,154
18,100	Principal Financial Group, Inc.	1,141,929
29,429	Prudential Financial, Inc.	2,871,682
50,000	SAFECO Corp.	3,061,000
88,200	The Allstate Corp.	5,044,158
68,800	The Chubb Corp.	3,690,432
84,700	The PMI Group, Inc.	2,769,690
91,300	The Travelers Companies, Inc.	4,596,042
20,490	XL Capital, Ltd. — Class A (Cayman Islands)	1,622,808

		54,981,850

	Internet Services — 3.9%
26,900	Amazon.com, Inc.*	2,505,735
53,400	Check Point Software Technologies, Ltd. (Israel)*	1,344,612
488,872	Cisco Systems, Inc.*	16,186,552
70,200	eBay, Inc.*	2,739,204
77,500	Expedia, Inc.*	2,470,700

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

12,360	Google, Inc. — Class A*(5)(8)	$7,011,457
86,000	Juniper Networks, Inc.*	3,148,460
221,600	Symantec Corp.*(8)	4,294,608
3,300	Yahoo!, Inc.*	88,572

		39,789,900

	Leisure and Recreation — 0.5%
4,400	Carnival Corp. (Panama)	213,092
23,400	Marriott International, Inc. — Class A	1,017,198
77,800	Royal Caribbean Cruises, Ltd. (Liberia)(8)	3,036,534
6,200	Wynn Resorts, Ltd.	976,872

		5,243,696

	Machinery — 1.8%
45,895	AGCO Corp.*	2,330,089
25,600	Caterpillar, Inc.	2,007,808
49,489	Cummins, Inc.	6,329,148
17,600	Deere & Company	2,612,192
53,196	Gardner Denver, Inc.*	2,074,644
12,600	Rockwell Automation, Inc.	875,826
23,200	Terex Corp.*	2,065,264

		18,294,971

	Manufacturing — 2.2%
47,700	3M Company	4,463,766
46,223	Eaton Corp.	4,577,926
12,200	Harsco Corp.	723,094
64,300	Honeywell International, Inc.	3,823,921
45,100	Parker Hannifin Corp.	5,043,533
3,300	Precision Castparts Corp.	488,334
11,300	SPX Corp.	1,045,928
14,400	The Timken Company	534,960
23,000	Tyco International, Ltd. (Bermuda)	1,019,820

		21,721,282

	Medical Equipment, Supplies, and Services — 4.1%
72,500	Baxter International, Inc.	4,080,300
39,200	Becton, Dickinson and Company	3,216,360
55,000	Humana, Inc.*	3,843,400
40,560	Invitrogen Corp.*	3,314,969
110,100	Johnson & Johnson	7,233,569
57,206	Kinetic Concepts, Inc.*(8)	3,219,554
35,500	McKesson Corp.	2,087,045
68,500	Medtronic, Inc.	3,864,085
86,967	UnitedHealth Group, Inc.	4,211,812
	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

38,981	WellCare Health Plans, Inc.*	4,109,767
17,800	WellPoint, Inc.*	1,404,776
12,500	Zimmer Holdings, Inc.*	1,012,375

		41,598,012

	Metals and Mining — 2.1%
66,700	Alcoa, Inc.(5)	2,609,304
33,127	Freeport-McMoRan Copper & Gold, Inc.	3,474,691
4,400	Newmont Mining Corp.	196,812
38,900	Nucor Corp.	2,313,383
69,455	Southern Copper Corp.(8)	8,600,613
33,100	United States Steel Corp.	3,506,614

		20,701,417

	Oil, Coal and Gas — 11.2%
32,000	Anadarko Petroleum Corp.	1,720,000
1,900	Apache Corp.	171,114
81,000	Chesapeake Energy Corp.(8)	2,856,060
178,500	Chevron Corp.	16,704,030
128,586	ConocoPhillips	11,285,993
43,000	Devon Energy Corp.	3,577,600
1,200	Dresser-Rand Group, Inc.*	51,252
34,769	ENSCO International, Inc.	1,950,541
378,700	Exxon Mobil Corp.	35,052,472
31,600	Global Industries, Ltd.*	814,016
92,600	Halliburton Company	3,555,840
41,600	Holly Corp.	2,488,928
139,600	Marathon Oil Corp.	7,959,992
23,100	National-Oilwell Varco, Inc.*	3,337,950
57,126	Noble Corp. (Cayman Islands)	2,802,030
11,300	Noble Energy, Inc.	791,452
28,100	ONEOK, Inc.	1,331,940
44,400	Schlumberger, Ltd. (Netherlands Antilles)	4,662,000
40,600	Sunoco, Inc.	2,873,668
55,189	Superior Energy Services, Inc.*	1,955,898
44,978	Tesoro Corp.	2,069,888
300	Transocean, Inc. (Cayman Islands)*	33,915
50,600	Valero Energy Corp.	3,399,308
29,000	Western Refining, Inc.(8)	1,176,820

		112,622,707

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Paper and Forest Products — 0.1%
22,300	Domtar Corp.*	$182,860
7,500	Plum Creek Timber Company, Inc.	335,700

		518,560

	Pharmaceuticals/Research and Development — 6.8%
124,800	AmerisourceBergen Corp.	5,657,184
40,000	Amgen, Inc.*(8)	2,262,800
35,300	Biogen Idec, Inc.*	2,341,449
203,678	Bristol-Myers Squibb Company	5,870,000
22,100	Cardinal Health, Inc.	1,381,913
47,200	Charles River Laboratories International, Inc.*	2,650,280
50,900	Eli Lilly and Company	2,897,737
185,388	Gilead Sciences, Inc.*	7,576,808
96,619	King Pharmaceuticals, Inc.*	1,132,375
36,400	Medco Health Solutions, Inc.*	3,290,196
194,709	Merck & Company, Inc.	10,064,508
661,800	Pfizer, Inc.	16,167,773
236,700	Schering-Plough Corp.	7,486,821

		68,779,844

	Real Estate Development and Services — 0.7%
77,200	CB Richard Ellis Group, Inc. — Class A*(8)	2,149,248
48,800	Jones Lang LaSalle, Inc.	5,014,688

		7,163,936

	Real Estate Investment Trusts — 0.6%
15,400	iStar Financial, Inc.(8)	523,446
37,900	ProLogis(8)	2,514,665
7,600	Rayonier, Inc.	365,104
800	Regency Centers Corp.	61,400
26,100	Simon Property Group, Inc.	2,610,000

		6,074,615

	Retail — 2.7%
63,684	Barnes & Noble, Inc.	2,245,498
154,138	Big Lots, Inc.*(8)	4,599,477
89,107	Dollar Tree Stores, Inc.*	3,612,398
58,765	GameStop Corp. — Class A*	3,311,408
42,300	JC Penney Company, Inc.	2,680,551
149,830	RadioShack Corp.(8)	3,095,488
25,500	Target Corp.	1,621,035
43,900	The TJX Companies, Inc.	1,276,173
103,900	Wal-Mart Stores, Inc.	4,535,235

		26,977,263

	Common Stocks (continued)

	Retail: Restaurants — 1.2%
66,800	Brinker International, Inc.	1,832,992
8,500	Jack in the Box, Inc.*	551,140
144,014	McDonald’s Corp.	7,844,443
59,800	YUM! Brands, Inc.	2,023,034

		12,251,609

	Retail: Supermarkets — 1.3%
144,413	Safeway, Inc.	4,781,514
278,888	The Kroger Company	7,953,886

		12,735,400

	Semiconductors — 2.9%
570,300	Intel Corp.	14,747,958
49,000	Lam Research Corp.*	2,609,740
100	MEMC Electronic Materials, Inc.*	5,886
2,600	Novellus Systems, Inc.*(8)	70,876
143,688	NVIDIA Corp.*(8)	5,207,253
147,202	Teradyne, Inc.*	2,031,388
112,300	Texas Instruments, Inc.	4,109,057

		28,782,158

	Telecommunications Equipment and Services — 4.1%
2,600	ALLTEL Corp.	181,168
332,122	AT&T, Inc.(5)	14,052,082
38,800	CenturyTel, Inc.	1,793,336
84,100	Corning, Inc.	2,073,065
35,780	Embarq Corp.	1,989,368
477,800	Sprint Nextel Corp.	9,078,200
9,000	Telephone and Data Systems, Inc. — Special Common Shares	558,000
258,900	Verizon Communications, Inc.	11,464,092

		41,189,311

	Toys — 0.3%
92,900	Hasbro, Inc.	2,590,052

	Transportation — 1.4%
27,309	CH Robinson Worldwide, Inc.	1,482,606
82,336	CSX Corp.	3,518,217
62,143	JB Hunt Transport Services, Inc.	1,634,361
51,400	Norfolk Southern Corp.	2,668,174
1,700	Overseas Shipholding Group, Inc.	130,611
45,589	Ryder System, Inc.	2,233,861
40,976	Tidewater, Inc.	2,574,932

		14,242,762

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Utilities — 3.2%
59,500	Alliant Energy Corp.	$2,280,040
164,121	CenterPoint Energy, Inc.(8)	2,630,860
78,700	Duke Energy Corp.	1,470,903
109,075	Edison International	6,048,208
51,100	Energen Corp.	2,918,832
13,000	Entergy Corp.	1,407,770
62,700	FirstEnergy Corp.	3,971,418
29,700	NRG Energy, Inc.*(8)	1,256,013
52,100	PG&E Corp.	2,490,380
45,700	Public Service Enterprise Group, Inc.	4,021,143
95,800	Reliant Energy, Inc.*	2,452,480
12,300	TXU Corp.	842,181

		31,790,228

	Total Common Stocks (Cost $903,947,724)	1,000,567,882

Principal

	Securities Lending Collateral — 7.6%
$76,779,289	Securities Lending Collateral Investment (Note 3) (Cost $76,779,289)	76,779,289

	Total Securities (Cost $980,727,013)	1,077,347,171

Principal		Value

	Repurchase Agreements — 0.7%
7,438,343	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $7,440,996 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.74% — 5.63%, due 01/25/33 — 06/01/33, with a total value of $7,588,324) (Cost $7,438,343)	7,438,343

	Total Investments — 107.6% (Cost $988,165,356)	1,084,785,514
	Liabilities less other assets — (7.6)%	(76,495,113)

	Net Assets — 100.0%	$1,008,290,401

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $988,165,356.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$123,344,691
Gross unrealized depreciation	(26,724,533)

Net unrealized appreciation	$96,620,158

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.7%
	Advertising — 0.2%
128,364	Omnicom Group, Inc.	$6,173,025

	Aerospace and Defense — 5.5%
163,814	Gamesa Corporacion Tecnologica, SA (Spain)	6,692,370
403,362	General Dynamics Corp.	34,071,988
320,860	Lockheed Martin Corp.	34,810,101
224,988	Raytheon Company(8)	14,358,734
461,905	The Boeing Company	48,495,407

		138,428,600

	Agriculture — 1.7%
200,481	Agrium, Inc. (Canada)	10,902,157
354,167	Monsanto Company	30,366,278
15,000	Potash Corp. of Saskatchewan, Inc. (Canada)	1,585,500

		42,853,935

	Airlines — 0.1%
126,742	AMR Corp.*	2,825,079

	Apparel: Manufacturing and Retail — 1.5%
709,579	American Eagle Outfitters, Inc.	18,669,024
145,757	Coach, Inc.*	6,889,933
54,603	NIKE, Inc. — Class B	3,203,012
57,625	Nordstrom, Inc.	2,702,036
66,417	Polo Ralph Lauren Corp.(8)	5,163,922

		36,627,927

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
172,768	Honda Motor Company, Ltd. (Japan)	5,805,811
403,548	Tata Motors, Ltd. (ADR) (India)(8)	7,723,909
200,249	Toyota Motor Corp. (ADR) (Japan)	23,401,098

		36,930,818

	Banks — 2.4%
63,247,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	44,340,468
26,899	Julius Baer Holding, Ltd. (Switzerland)	2,011,216
416,037	Wells Fargo & Company	14,819,238

		61,170,922

	Broadcast Services/Media — 3.0%
1,119,564	Comcast Corp. — Class A*	27,071,058
235,351	DreamWorks Animation SKG, Inc. — Class A*	7,865,430
62,269	EchoStar Communications Corp. — Class A*	2,914,812
	Common Stocks (continued)
	Broadcast Services/Media (continued)

101,812	Liberty Global, Inc. — Class A*	4,176,328
180,889	News Corp. — Class A	3,977,749
259,813	The DIRECTV Group, Inc.*	6,308,260
543,630	The Walt Disney Company	18,695,436
158,151	Time Warner, Inc.	2,903,652
64,744	Viacom, Inc. — Class B*	2,523,074

		76,435,799

	Business Services and Supplies — 1.0%
501,855	Accenture, Ltd. — Class A (Bermuda)	20,199,664
61,584	Manpower, Inc.	3,962,930

		24,162,594

	Chemicals — 0.5%
65,299	Air Products and Chemicals, Inc.	6,383,630
77,849	Albemarle Corp.	3,440,926
51,514	Rohm and Haas Company	2,867,784

		12,692,340

	Computer Equipment, Software and Services — 11.3%
86,441	Adobe Systems, Inc.*	3,774,014
444,151	Apple, Inc.*	68,194,944
215,582	BMC Software, Inc.*	6,732,626
769,962	Cadence Design Systems, Inc.*	17,085,457
212,700	Dell, Inc.*	5,870,520
110,539	Electronic Data Systems Corp.	2,414,172
160,386	EMC Corp.*	3,336,029
841,196	Hewlett-Packard Company	41,883,149
442,536	International Business Machines Corp.	52,130,740
921,567	Microsoft Corp.	27,149,364
337,037	Network Appliance, Inc.*	9,069,666
2,185,428	Oracle Corp.*	47,314,515

		284,955,196

	Construction Services and Supplies — 0.2%
80,467	American Standard Companies, Inc.	2,866,235
107,498	RPM International, Inc.	2,574,577

		5,440,812

	Consumer Goods and Services — 2.1%
391,455	Altria Group, Inc.	27,217,866
64,700	Avon Products, Inc.	2,428,191
27,241	Herbalife, Ltd. (Cayman Islands)	1,238,376
48,165	NBTY, Inc.*	1,955,499

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Consumer Goods and Services (continued)

194,250	Newell Rubbermaid, Inc.	$5,598,285
51,972	Procter & Gamble Company	3,655,710
161,104	Tempur-Pedic International, Inc.(8)	5,759,468
19,338	United Parcel Service, Inc. — Class B	1,452,284
85,030	UST, Inc.	4,217,488

		53,523,167

	Containers and Packaging — 0.4%
60,620	Ball Corp.	3,258,325
38,800	Owens-Illinois, Inc.*	1,608,260
106,078	Packaging Corp. of America	3,083,687
101,369	Sealed Air Corp.	2,590,992

		10,541,264

	Diversified Operations and Services — 0.4%
128,200	General Electric Company	5,307,480
81,412	Textron, Inc.	5,064,641

		10,372,121

	Electronics — 1.7%
112,566	AVX Corp.	1,812,313
311,264	Emerson Electric Company	16,565,470
269,293	Rockwell Collins, Inc.	19,669,161
145,256	Synopsys, Inc.*	3,933,532

		41,980,476

	Energy Services — 0.1%
28,654	McDermott International, Inc. (Panama)*	1,549,608

	Financial Services — 3.2%
25,319	American Express Company	1,503,189
93,592	Ameriprise Financial, Inc.	5,906,591
13,200	CME Group, Inc.	7,753,020
77,700	E*TRADE Financial Corp.*	1,014,762
49,543	Franklin Resources, Inc.	6,316,733
54,979	Morgan Stanley	3,463,677
106,822	The Charles Schwab Corp.	2,307,355
242,850	The Goldman Sachs Group, Inc.	52,635,309

		80,900,636

	Food and Beverage — 1.8%
44,000	Anheuser-Busch Companies, Inc.	2,199,560
14,800	General Mills, Inc.	858,548
420,865	PepsiCo, Inc.	30,832,570
128,088	Sysco Corp.	4,558,652
	Common Stocks (continued)
	Food and Beverage (continued)

120,404	The Coca-Cola Company	6,919,618

		45,368,948

	Insurance — 0.8%
79,430	Ace, Ltd. (Cayman Islands)	4,811,076
53,300	American International Group, Inc.	3,605,745
39,866	CIGNA Corp.	2,124,459
37,000	MGIC Investment Corp.	1,195,470
91,013	Philadelphia Consolidated Holding Corp.*	3,762,477
44,099	Prudential Financial, Inc.	4,303,180

		19,802,407

	Internet Services — 6.9%
17,087	Amazon.com, Inc.*	1,591,654
2,835,369	Cisco Systems, Inc.*	93,879,067
49,344	Ctrip.com International, Ltd. (ADR)(Cayman Islands)	2,556,019
247,154	eBay, Inc.*	9,643,949
132,046	F5 Networks, Inc.*	4,910,791
81,328	Google, Inc. — Class A*(8)	46,134,935
45,800	Juniper Networks, Inc.*	1,676,738
86,556	McAfee, Inc.*	3,018,208
224,653	Symantec Corp.*	4,353,775
53,100	VeriSign, Inc.*	1,791,594
106,578	Yahoo!, Inc.*	2,860,554

		172,417,284

	Leisure and Recreation — 4.5%
297,140	Las Vegas Sands Corp.*(8)	39,644,419
217,343	MGM MIRAGE*	19,439,158
166,255	Regal Entertainment Group — Class A	3,649,297
314,301	Wynn Resorts, Ltd.(8)	49,521,266

		112,254,140

	Machinery — 0.8%
36,694	Caterpillar, Inc.	2,877,910
32,771	Cummins, Inc.	4,191,083
30,152	Deere & Company	4,475,160
108,037	Terex Corp.*	9,617,454

		21,161,607

	Manufacturing — 2.6%
61,700	3M Company	5,773,886
40,000	Danaher Corp.	3,308,400
53,633	Eaton Corp.	5,311,812
102,257	Harsco Corp.	6,060,772
105,822	Honeywell International, Inc.	6,293,234

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Manufacturing (continued)

73,452	ITT Industries, Inc.	$4,989,594
232,412	Parker Hannifin Corp.(8)	25,990,635
132,963	Roper Industries, Inc.(8)	8,709,077

		66,437,410

	Medical Equipment, Supplies, and Services — 4.0%
64,953	Baxter International, Inc.	3,655,555
55,996	Coventry Health Care, Inc.*	3,483,511
61,158	Health Net, Inc.*	3,305,590
54,654	Henry Schein, Inc.*	3,325,149
63,622	Humana, Inc.*	4,445,905
86,735	Johnson & Johnson	5,698,490
366,897	McKesson Corp.	21,569,875
110,399	Medtronic, Inc.	6,227,608
31,629	Stryker Corp.	2,174,810
871,771	UnitedHealth Group, Inc.	42,219,869
40,182	Varian Medical Systems, Inc.*	1,683,224
21,303	WellCare Health Plans, Inc.*	2,245,975

		100,035,561

	Metals and Mining — 2.5%
36,428	AK Steel Holding Corp.*	1,601,011
1,044,791	Antofagasta PLC (United Kingdom)	16,299,523
337,222	Freeport-McMoRan Copper & Gold, Inc.	35,371,216
42,000	Nucor Corp.	2,497,740
5,100	Precision Castparts Corp.	754,698
26,793	Reliance Steel & Aluminum Company	1,514,876
36,617	Southern Copper Corp.	4,534,283

		62,573,347

	Office Equipment, Supplies, and Services — 0.7%
96,085	Pitney Bowes, Inc.	4,364,181
100,065	Steelcase, Inc. — Class A	1,799,169
636,530	Xerox Corp.*	11,037,430

		17,200,780

	Oil, Coal and Gas — 10.4%
126,034	Chevron Corp.	11,794,262
133,331	ConocoPhillips	11,702,462
184,254	Diamond Offshore Drilling, Inc.	20,874,136
71,108	ENSCO International, Inc.	3,989,159
153,893	Exxon Mobil Corp.	14,244,336
70,062	Global Industries, Ltd.*	1,804,797
362,018	GlobalSantaFe Corp. (Cayman Islands)	27,520,608
32,843	Grant Prideco, Inc.*	1,790,600
	Common Stocks (continued)
	Oil, Coal and Gas (continued)

180,274	Holly Corp.	10,785,793
28,860	National-Oilwell Varco, Inc.*	4,170,270
73,468	Noble Corp. (Cayman Islands)	3,603,605
260,838	Petroleo Brasileiro SA (ADR)(Brazil)(8)	19,693,269
530,569	Schlumberger, Ltd. (Netherlands Antilles)	55,709,745
241,175	Tesoro Corp.	11,098,874
395,575	Transocean, Inc. (Cayman Islands)*	44,719,754
78,680	Valero Energy Corp.	5,285,722
195,822	XTO Energy, Inc.	12,109,632

		260,897,024

	Pharmaceuticals/Research and Development — 9.1%
405,691	Abbott Laboratories	21,753,151
98,288	AmerisourceBergen Corp.	4,455,395
35,040	Amylin Pharmaceuticals, Inc.*(8)	1,752,000
689,932	Bristol-Myers Squibb Company	19,883,840
105,105	Cardinal Health, Inc.	6,572,216
26,821	Celgene Corp.*	1,912,606
123,019	Eisai Company, Ltd. (Japan)	5,815,463
428,272	Eli Lilly and Company	24,381,525
107,420	Express Scripts, Inc.*	5,996,184
430,425	Forest Laboratories, Inc.*	16,050,548
369,863	Genentech, Inc.*	28,856,712
59,688	Gilead Sciences, Inc.*	2,439,449
43,201	Medco Health Solutions, Inc.*	3,904,938
598,373	Merck & Company, Inc.	30,929,901
163,076	Millennium Pharmaceuticals, Inc.*	1,655,221
717,853	Schering-Plough Corp.	22,705,690
337,030	Shionogi & Company, Ltd. (Japan)	5,196,362
149,986	Teva Pharmaceutical Industries, Ltd. (ADR)(Israel)	6,669,877
23,000	UCB SA (Belgium)	1,357,134
346,852	Wyeth	15,452,257

		227,740,469

	Real Estate Development and Services — 0.3%
148,500	CB Richard Ellis Group, Inc. — Class A*	4,134,240
30,983	Jones Lang LaSalle, Inc.	3,183,813

		7,318,053

	Retail — 3.9%
54,738	Best Buy Company, Inc.	2,519,043

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail (continued)

107,256	Costco Wholesale Corp.(8)	$6,582,301
837,571	CVS Caremark Corp.	33,192,939
82,000	GameStop Corp. — Class A*	4,620,700
76,006	JC Penney Company, Inc.	4,816,500
708,669	Lowe’s Companies, Inc.	19,856,905
60,310	PetSmart, Inc.	1,923,889
161,779	RadioShack Corp.	3,342,354
51,637	Target Corp.	3,282,564
67,857	The Home Depot, Inc.	2,201,281
111,199	The TJX Companies, Inc.	3,232,555
32,800	Walgreen Company	1,549,472
261,336	Wal-Mart Stores, Inc.	11,407,316

		98,527,819

	Retail: Restaurants — 1.9%
142,506	Brinker International, Inc.	3,910,365
730,746	McDonald’s Corp.	39,803,734
82,426	Wendy’s International, Inc.	2,877,492

		46,591,591

	Retail: Supermarkets — 0.2%
199,500	The Kroger Company	5,689,740

	Rubber Products — 0.1%
46,300	The Goodyear Tire & Rubber Company*	1,407,983

	Semiconductors — 4.1%
103,040	Advanced Micro Devices, Inc.*	1,360,128
1,056,935	Altera Corp.(8)	25,450,995
378,189	Applied Materials, Inc.	7,828,512
55,000	ASML Holding NV (the Netherlands)*(8)	1,807,300
344,194	Emulex Corp.*	6,598,199
1,577,326	Intel Corp.	40,789,650
43,932	MEMC Electronic Materials, Inc.*	2,585,838
81,816	National Semiconductor Corp.	2,218,850
199,466	NVIDIA Corp.*	7,228,648
209,046	Teradyne, Inc.*	2,884,835
84,829	Texas Instruments, Inc.	3,103,893

		101,856,848

	Telecommunications Equipment and Services — 4.0%
45,581	American Tower Corp. — Class A*	1,984,597
115,000	Arris Group, Inc.*	1,420,250
965,299	AT&T, Inc.	40,841,800
148,912	Corning, Inc.	3,670,681
	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

21,800	Crown Castle International Corp.*	885,734
117,300	Level 3 Communications, Inc.*	545,445
60,010	NII Holdings, Inc.*	4,929,822
204,292	Nokia Oyj (ADR) (Finland)	7,748,796
319,027	QUALCOMM, Inc.	13,482,080
235,000	Starent Networks Corp.*(8)	4,960,850
141,000	Telefonica SA (ADR) (Spain)	11,812,980
12,100	Telephone and Data Systems, Inc.	807,675
170,000	Vodafone Group PLC (ADR) (United Kingdom)	6,171,000

		99,261,710

	Toys — 0.5%
84,802	Hasbro, Inc.	2,364,280
153,591	Mattel, Inc.	3,603,245
14,303	Nintendo Company, Ltd. (Japan)	7,446,301

		13,413,826

	Transportation — 1.2%
53,716	CSX Corp.	2,295,285
93,771	Norfolk Southern Corp.	4,867,653
72,650	Tidewater, Inc.	4,565,326
157,488	Union Pacific Corp.(8)	17,805,593

		29,533,857

	Utilities — 0.6%
67,386	Constellation Energy Group	5,781,045
242,700	Dynegy, Inc.*	2,242,548
37,634	Exelon Corp.	2,836,098
127,586	NRG Energy, Inc.*	5,395,612

		16,255,303

	Total Common Stocks (Cost $2,159,328,204)	2,453,310,026

Principal

	Short Term US Treasury Securities — 0.3%
	US Treasury Bills
$1,983,000	3.55%, 01/03/08	1,964,228
3,376,000	3.65%, 01/10/08	3,340,744
1,387,000	3.75%, 01/31/08	1,369,085
1,317,000	3.80%, 02/07/08	1,298,789

	Total Short Term US Treasury Securities (Cost $7,972,846)	7,972,846

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Securities Lending Collateral — 6.6%
$165,834,005	Securities Lending Collateral Investment (Note 3) (Cost $165,834,005)	$165,834,005

	Total Securities (Cost $2,333,135,055)	2,627,116,877

	Repurchase Agreements — 1.9%
46,563,929	With State Street Bank and Trust, dated 09/28/2007, 4.28%, due 10/01/07, repurchase proceeds at maturity $46,580,537 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.74% — 4.91%, due 03/01/33 — 10/01/34, with a total value of $47,497,538) (Cost $46,563,929)	46,563,929

	Total Investments — 106.5% (Cost $2,379,698,984)	2,673,680,806
	Liabilities less other assets — (6.5)%	(163,921,212)

	Net Assets — 100.0%	$2,509,759,594

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $2,379,698,984.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$333,281,748
Gross unrealized depreciation	(39,299,926)

Net unrealized appreciation	$293,981,822

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 98.7%
	Agriculture — 2.8%
36,230	Bunge, Ltd. (Bermuda)	$3,892,914
86,880	Monsanto Company	7,449,091

		11,342,005

	Apparel: Manufacturing and Retail — 4.3%
162,790	Coach, Inc.*	7,695,083
105,690	Guess?, Inc.	5,181,981
76,360	Under Armour, Inc. — Class A*(8)	4,567,855

		17,444,919

	Broadcast Services/Media — 0.9%
80,220	Rogers Communications, Inc. — Class B (Canada)	3,652,417

	Computer Equipment, Software and Services — 8.6%
283,900	Activision, Inc.*	6,129,401
63,740	Apple, Inc.*	9,786,639
87,000	Electronic Arts, Inc.*	4,871,130
79,830	Salesforce.com, Inc.*	4,096,876
99,560	SanDisk Corp.*(8)	5,485,756
48,910	VMware, Inc. — Class A*(8)	4,157,350

		34,527,152

	Diversified Operations and Services — 2.0%
191,840	General Electric Company	7,942,176

	Energy Services — 2.8%
47,000	First Solar, Inc.*	5,533,780
69,230	SunPower Corp. — Class A*(8)	5,733,629

		11,267,409

	Engineering — 3.4%
292,930	ABB, Ltd. (ADR) (Switzerland)	7,683,554
104,550	The Shaw Group, Inc.*	6,074,355

		13,757,909

	Environmental Waste Management and Recycling Services — 0.3%
22,300	Stericycle, Inc.*	1,274,668

	Financial Services — 8.0%
14,530	CME Group, Inc.	8,534,195
38,580	Franklin Resources, Inc.	4,918,950
38,130	IntercontinentalExchange, Inc.*	5,791,947
41,570	Nymex Holdings Inc.(8)	5,411,583
35,150	The Goldman Sachs Group, Inc.	7,618,411

		32,275,086

	Food and Beverage — 1.4%
102,090	Hansen Natural Corp.*	5,786,461

	Common Stocks (continued)

	Internet Services — 15.2%
72,880	Amazon.com, Inc.*	6,788,772
534,840	Cisco Systems, Inc.*	17,708,553
171,010	Expedia, Inc.*	5,451,799
95,180	F5 Networks, Inc.*	3,539,744
25,160	Google, Inc. — Class A*	14,272,513
190,680	Juniper Networks, Inc.*	6,980,795
186,420	VeriSign, Inc.*	6,289,811

		61,031,987

	Leisure and Recreation — 3.4%
54,360	Las Vegas Sands Corp.*	7,252,711
42,000	Wynn Resorts, Ltd.(8)	6,617,520

		13,870,231

	Machinery — 3.4%
36,290	Cummins, Inc.	4,641,128
59,850	Deere & Company	8,882,937

		13,524,065

	Manufacturing — 2.6%
33,080	Precision Castparts Corp.	4,895,178
85,760	Roper Industries, Inc.(8)	5,617,280

		10,512,458

	Medical Equipment, Supplies, and Services — 5.9%
152,850	Baxter International, Inc.	8,602,398
30,760	Intuitive Surgical, Inc.*(8)	7,074,800
182,470	St Jude Medical, Inc.*	8,041,453

		23,718,651

	Oil, Coal and Gas — 0.9%
56,750	XTO Energy, Inc.	3,509,420

	Pharmaceuticals/Research and Development — 10.6%
80,460	Allergan, Inc.	5,187,256
78,682	Celgene Corp.*	5,610,813
66,110	Charles River Laboratories International, Inc.*	3,712,077
77,240	Express Scripts, Inc.*	4,311,537
236,570	Gilead Sciences, Inc.*	9,668,615
70,100	Medco Health Solutions, Inc.*	6,336,339
107,620	Shire PLC (ADR) (United Kingdom)	7,961,728

		42,788,365

	Retail — 1.5%
105,800	GameStop Corp. — Class A*	5,961,830

	Scientific and Technical Instruments — 2.0%
142,330	Thermo Fisher Scientific, Inc.*	8,215,288

See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Semiconductors — 11.9%
336,000	Applied Materials, Inc.	$6,955,200
243,430	Broadcom Corp. — Class A*	8,870,589
589,270	Intel Corp.	15,238,523
108,420	KLA-Tencor Corp.	6,047,668
181,230	NVIDIA Corp.*	6,567,775
82,220	Varian Semiconductor Equipment Associates, Inc.*	4,400,414

		48,080,169

	Telecommunications Equipment and Services — 5.1%
63,000	China Mobile, Ltd. (ADR) (Hong Kong)	5,168,520
62,190	NII Holdings, Inc.*	5,108,909
120,000	Nokia Oyj (ADR) (Finland)	4,551,600
59,430	Research In Motion, Ltd. (Canada)	5,856,826

		20,685,855

	Transportation — 1.7%
124,380	CH Robinson Worldwide, Inc.	6,752,590

	Total Common Stocks (Cost $301,778,462)	397,921,111

Principal

	Securities Lending Collateral — 7.7%
$31,039,486	Securities Lending Collateral Investment (Note 3) (Cost $31,039,486)	31,039,486

	Total Securities (Cost $332,817,948)	428,960,597

Principal		Value

	Repurchase Agreements — 1.4%
$5,699,502	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $5,701,535 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 6.10%, due 12/15/34, with a value of $5,814,338) (Cost $5,699,502)	5,699,502

	Total Investments — 107.8% (Cost $338,517,450)	434,660,099
	Liabilities less other assets — (7.8)%	(31,543,986)

	Net Assets — 100.0%	$403,116,113

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $338,517,450.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$96,951,631
Gross unrealized depreciation	(808,982)

Net unrealized appreciation	$96,142,649

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.2%
	Advertising — 0.3%
33,427	RH Donnelley Corp.*	$1,872,580
103,994	The Interpublic Group of Companies, Inc.*	1,079,458

		2,952,038

	Aerospace and Defense — 2.7%
353,391	Goodrich Corp.	24,111,868
43,900	L-3 Communications Holdings, Inc.(8)	4,483,946

		28,595,814

	Agriculture — 0.3%
62,176	The Mosaic Company*	3,327,660

	Airlines — 0.3%
35,700	Alaska Air Group, Inc.*	824,312
21,627	AMR Corp.*(8)	482,066
20,104	Continental Airlines, Inc. — Class B*	664,035
121,900	ExpressJet Holdings, Inc.*	376,671
8,667	UAL Corp.*(8)	403,276
13,395	US Airways Group, Inc.*	351,619

		3,101,979

	Apparel: Manufacturing and Retail — 0.9%
74,500	Foot Locker, Inc.	1,142,085
114,000	Jones Apparel Group, Inc.	2,408,820
46,400	Kellwood Company	791,120
31,812	Liz Claiborne, Inc.	1,092,106
21,648	Macy’s, Inc.	699,663
60,100	The Cato Corp. — Class A	1,228,444
26,280	VF Corp.	2,122,110

		9,484,348

	Automobile: Retail — 0.5%
161,400	Advance Auto Parts, Inc.	5,416,584

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.4%
83,200	American Axle & Manufacturing Holdings, Inc.	2,100,800
134,115	ArvinMeritor, Inc.(8)	2,255,814
52,900	Autoliv, Inc.	3,160,775
577,875	Ford Motor Company*(8)	4,906,159
18,748	General Motors Corp.	688,052
223,377	Genuine Parts Company	11,168,850
31,700	Harley-Davidson, Inc.(8)	1,464,857
9,054	Johnson Controls, Inc.	1,069,368
7,486	Magna International, Inc. — Class A (Canada)	720,977
263,800	Oshkosh Truck Corp.	16,347,685
	Common Stocks (continued)
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

8,470	TravelCenters of America LLC*	276,122
52,928	WABCO Holdings, Inc.	2,474,384

		46,633,843

	Banks — 8.1%
369,800	Bank of New York Mellon Corp.	16,322,972
109,300	Comerica, Inc.	5,604,904
21,300	Downey Financial Corp.(8)	1,231,140
438,300	Hudson City Bancorp, Inc.	6,741,054
185,700	Huntington Bancshares, Inc.	3,153,186
125,100	KeyCorp	4,044,483
782,799	People’s United Financial, Inc.	13,526,767
127,700	PNC Financial Services Group, Inc.	8,696,370
67,779	Regions Financial Corp.	1,998,125
186,700	State Street Corp.	12,725,472
208,200	UnionBanCal Corp.(8)	12,160,962
35,800	United Bankshares, Inc.	1,089,752

		87,295,187

	Broadcast Services/Media — 0.3%
79,800	Belo Corp.	1,385,328
36,706	Tribune Company	1,002,808
166,400	Westwood One, Inc.	457,600

		2,845,736

	Business Services and Supplies — 2.1%
27,385	Deluxe Corp.	1,008,863
82,361	Dun & Bradstreet Corp.	8,121,618
15,266	Fluor Corp.	2,197,999
56,500	Kelly Services, Inc. — Class A	1,119,265
131,600	Manpower, Inc.	8,468,461
19,693	Ritchie Brothers Auctioneers, Inc. (Canada)	1,282,014

		22,198,220

	Chemicals — 3.8%
66,913	Eastman Chemical Company	4,465,104
59,200	FMC Corp.	3,079,584
21,493	Imperial Chemical Industries PLC (ADR) (United Kingdom)	1,134,830
33,478	Lyondell Chemical Company	1,551,705
146,500	PolyOne Corp.*	1,094,355
106,021	PPG Industries, Inc.	8,009,887
186,100	Rohm and Haas Company	10,360,188
92,600	Sensient Technologies Corp.	2,673,362

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

57,100	Spartech Corp.	$974,126
80,557	The Lubrizol Corp.	5,241,038
63,400	The Valspar Corp.	1,725,114

		40,309,293

	Computer Equipment, Software and Services — 7.3%
54,380	BMC Software, Inc.*	1,698,287
139,200	Citrix Systems, Inc.*	5,612,544
218,319	Computer Sciences Corp.*	12,204,032
148,800	Electronic Arts, Inc.*	8,331,312
77,915	Electronic Data Systems Corp.	1,701,664
81,600	Lexmark International, Inc. — Class A*	3,388,848
632,300	NCR Corp.*	31,488,540
461,900	Parametric Technology Corp.*	8,046,298
143,300	Seagate Technology (Cayman Islands)	3,665,614
76,600	Western Digital Corp.*	1,939,512

		78,076,651

	Construction Services and Supplies — 2.1%
357,095	American Standard Companies, Inc.	12,719,724
34,700	Beazer Homes USA, Inc.(8)	286,275
32,688	Chicago Bridge & Iron Company NV (the Netherlands)	1,407,545
22,400	Eagle Materials, Inc.(8)	800,576
8,907	Insituform Technologies, Inc. — Class A*(8)	135,654
28,500	KB Home(8)	714,210
72,300	Lennox International, Inc.	2,443,740
118,600	Masco Corp.	2,747,962
19,888	USG Corp.*(8)	746,794

		22,002,480

	Consumer Goods and Services — 3.0%
59,400	American Greetings Corp. — Class A(8)	1,568,160
55,900	Blyth, Inc.	1,143,155
113,494	Eastman Kodak Company(8)	3,037,099
69,800	Ethan Allen Interiors, Inc.(8)	2,281,762
91,500	Fortune Brands, Inc.	7,456,335
59,220	Loews Corp. — Carolina Group	4,869,661
9,324	Mohawk Industries, Inc.*(8)	758,041
19,967	Reynolds American, Inc.(8)	1,269,702
45,000	The Black & Decker Corp.	3,748,500
63,800	Tupperware Corp.	2,009,062
	Common Stocks (continued)
	Consumer Goods and Services (continued)

45,661	Whirlpool Corp.(8)	4,068,395

		32,209,872

	Containers and Packaging — 0.4%
33,000	Ball Corp.	1,773,750
77,700	Sonoco Products Company	2,344,986

		4,118,736

	Diversified Operations and Services — 1.7%
294,769	Textron, Inc.	18,337,579

	Electronics — 1.7%
278,300	Amphenol Corp. — Class A	11,065,208
133,464	Celestica, Inc. (Canada)*	815,465
335,200	Sanmina-SCI Corp.*	710,624
587,782	Solectron Corp.*	2,292,350
55,600	Technitrol, Inc.	1,498,420
99,500	Vishay Intertechnology, Inc.*	1,296,485

		17,678,552

	Energy Services — 0.4%
49,544	Energy East Corp.	1,340,165
55,093	McDermott International, Inc. (Panama)*	2,979,430

		4,319,595

	Equipment Rental and Leasing — 0.2%
50,300	United Rentals North America, Inc.*	1,618,151

	Financial Services — 1.9%
54,600	Advanta Corp. — Class B	1,497,132
80,700	AmeriCredit Corp.*(8)	1,418,706
96,000	CIT Group, Inc.	3,859,200
80,500	Friedman, Billings, Ramsey Group, Inc. — Class A	371,105
38,988	Invesco PLC (United Kingdom)	527,675
472,200	Invesco PLC (ADR) (United Kingdom)(8)	12,891,060

		20,564,878

	Food and Beverage — 3.1%
106,600	Brown-Forman Corp. — Class B	7,985,406
148,800	Campbell Soup Company	5,505,600
219,004	Del Monte Foods Company	2,299,542
227,700	McCormick & Company, Inc.	8,190,369
19,000	Molson Coors Brewing Company — Class B	1,893,730
31,538	Reddy Ice Holdings, Inc.	831,657
800	Seaboard Corp.(8)	1,568,000
95,600	The Pepsi Bottling Group, Inc.	3,553,452

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Food and Beverage (continued)

90,108	Tyson Foods, Inc. — Class A	$1,608,428

		33,436,184

	Insurance — 9.8%
65,337	Ace, Ltd. (Cayman Islands)	3,957,462
14,124	Ambac Financial Group, Inc.(8)	888,541
112,622	Aon Corp.	5,046,592
55,640	Axis Capital Holdings, Ltd. (Bermuda)	2,164,952
31,800	CIGNA Corp.	1,694,622
64,680	Cincinnati Financial Corp.	2,801,291
92,125	Everest Re Group, Ltd. (Bermuda)	10,155,860
84,000	Genworth Financial, Inc. — Class A	2,581,320
70,100	Horace Mann Educators Corp.	1,381,671
36,600	LandAmerica Financial Group, Inc.	1,426,668
243,212	Lincoln National Corp.	16,044,696
55,130	Loews Corp.	2,665,536
318,277	MBIA, Inc.(8)	19,430,810
56,300	MGIC Investment Corp.	1,819,053
92,000	Nationwide Financial Services, Inc. — Class A	4,951,440
47,641	PartnerRe, Ltd. (Bermuda)(8)	3,763,163
25,100	Principal Financial Group, Inc.	1,583,559
71,500	Radian Group, Inc.	1,664,520
106,200	SAFECO Corp.	6,501,564
94,900	The Commerce Group, Inc.(8)	2,796,703
3,661	Torchmark Corp.	228,154
41,700	Unitrin, Inc.	2,067,903
32,089	Willis Group Holdings, Ltd. (Bermuda)	1,313,724
107,677	XL Capital, Ltd. — Class A (Cayman Islands)	8,528,018

		105,457,822

	Internet Services — 0.1%
43,715	McAfee, Inc.*	1,524,342

	Leisure and Recreation — 0.7%
41,557	Hilton Hotels Corp.	1,931,985
60,896	National CineMedia, Inc.	1,364,070
87,450	Regal Entertainment Group — Class A(8)	1,919,528
	Common Stocks (continued)
	Leisure and Recreation (continued)

57,920	Royal Caribbean Cruises, Ltd. (Liberia)(8)	2,260,617

		7,476,200

	Machinery — 0.8%
74,190	AGCO Corp.*	3,766,627
21,554	Rockwell Automation, Inc.	1,498,219
10,324	Terex Corp.*	919,042
42,441	The Manitowoc Company, Inc.	1,879,287

		8,063,175

	Manufacturing — 3.4%
46,800	American Woodmark Corp.(8)	1,160,172
253,100	Carlisle Companies, Inc.	12,300,659
37,630	Cooper Industries, Ltd. — Class A (Bermuda)	1,922,517
32,900	Crane Company	1,578,213
46,393	Eaton Corp.	4,594,763
42,200	EnPro Industries, Inc.*	1,713,320
70,600	Furniture Brands International, Inc.(8)	715,884
66,108	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	3,600,903
86,300	Leggett & Platt, Inc.	1,653,508
53,400	Parker Hannifin Corp.	5,971,722
83,400	Tredegar Corp.	1,438,650

		36,650,311

	Medical Equipment, Supplies, and Services — 5.2%
268,600	CR Bard, Inc.	23,687,834
92,811	Health Management Associates, Inc. — Class A	644,108
37,643	Health Net, Inc.*	2,034,604
18,169	Humana, Inc.*	1,269,650
475,800	IMS Health, Inc.	14,578,512
60,700	Invacare Corp.	1,419,166
31,400	Kindred Healthcare, Inc.*	562,374
11,155	McKesson Corp.	655,802
280,621	Omnicare, Inc.	9,296,974
23,000	Universal Health Services, Inc. — Class B	1,251,660

		55,400,684

	Metals and Mining — 1.0%
26,330	Freeport-McMoRan Copper & Gold, Inc.	2,761,754
82,225	Nucor Corp.	4,889,920

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Metals and Mining (continued)

33,200	United States Steel Corp.	$3,517,208

		11,168,882

	Office Equipment, Supplies, and Services — 0.4%
99,900	IKON Office Solutions, Inc.	1,283,715
11,736	Pitney Bowes, Inc.	533,049
138,400	Steelcase, Inc. — Class A	2,488,432

		4,305,196

	Oil, Coal and Gas — 8.6%
37,083	BJ Services Company(8)	984,554
26,897	Cameron International Corp.*	2,482,324
114,967	El Paso Corp.	1,950,990
63,994	Enbridge, Inc. (Canada)(8)	2,346,660
155,405	ENSCO International, Inc.	8,718,221
180,100	Equitable Resources, Inc.(8)	9,341,787
44,061	GlobalSantaFe Corp. (Cayman Islands)	3,349,517
57,829	Hess Corp.	3,847,363
97,200	Marathon Oil Corp.	5,542,344
14,524	Nabors Industries, Ltd. (Bermuda)*	446,903
10,482	National-Oilwell Varco, Inc.*	1,514,649
33,666	Newfield Exploration Company*(8)	1,621,355
163,800	ONEOK, Inc.(8)	7,764,120
188,500	Patterson-UTI Energy, Inc.(8)	4,254,445
42,485	Pioneer Natural Resources Company(8)	1,910,975
477,225	Questar Corp.	25,068,630
12,619	Smith International, Inc.	900,997
40,674	Southwestern Energy Company*	1,702,207
80,583	Sunoco, Inc.(8)	5,703,665
33,000	Swift Energy Company*	1,350,360
36,596	Weatherford International, Ltd. (Bermuda)*	2,458,519

		93,260,585

	Paper and Forest Products — 0.4%
84,100	International Paper Company	3,016,667
34,088	MeadWestvaco Corp.	1,006,619

		4,023,286

	Pharmaceuticals/Research and Development — 1.4%
18,446	Hospira, Inc.*	764,587
247,772	King Pharmaceuticals, Inc.*	2,903,888
104,200	Millipore Corp.*(8)	7,898,359
178,397	Mylan Laboratories, Inc.	2,847,216
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

11,493	PharMerica Corp.*(8)	171,476
20,708	Watson Pharmaceuticals, Inc.*	670,939

		15,256,465

	Printing and Publishing — 0.3%
80,000	Gannett Company, Inc.	3,496,000

	Real Estate Development and Services — 0.1%
19,277	The St. Joe Company(8)	647,900

	Real Estate Investment Trusts — 2.6%
56,100	American Home Mortgage Investment Corp.	20,196
210,000	Anthracite Capital, Inc.(8)	1,911,000
5,041	Boston Properties, Inc.	523,760
36,100	Capital Trust, Inc. — Class A(8)	1,281,550
58,470	Entertainment Properties Trust(8)	2,970,276
35,775	Equity Residential(8)	1,515,429
84,700	Hospitality Properties Trust	3,443,055
114,600	HRPT Properties Trust	1,133,394
312,000	iStar Financial, Inc.(8)	10,604,879
38,998	RAIT Investment Trust(8)	320,954
34,247	Rayonier, Inc.	1,645,226
10,066	Simon Property Group, Inc.	1,006,600
77,200	Sunstone Hotel Investors, Inc.	1,979,408

		28,355,727

	Retail — 1.9%
61,000	Borders Group, Inc.	813,130
214,400	Dollar Tree Stores, Inc.*	8,691,775
61,598	Family Dollar Stores, Inc.	1,636,043
20,000	JC Penney Company, Inc.	1,267,400
329,400	Staples, Inc.	7,078,806
31,805	The Bon-Ton Stores, Inc.(8)	722,610

		20,209,764

	Retail: Restaurants — 0.4%
43,000	Darden Restaurants, Inc.	1,799,980
110,900	Ruby Tuesday, Inc.	2,033,906

		3,833,886

	Retail: Supermarkets — 0.3%
83,500	SUPERVALU, Inc.	3,257,335

	Rubber Products — 0.2%
70,996	The Goodyear Tire & Rubber Company*	2,158,988

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Semiconductors — 2.7%
44,500	Analog Devices, Inc.	$1,609,120
53,351	Intersil Corp. — Class A	1,783,524
1,413,410	LSI Corp.*	10,487,502
42,374	Maxim Integrated Products, Inc.	1,243,677
31,641	Microchip Technology, Inc.	1,149,201
110,860	Micron Technology, Inc.*	1,230,546
74,700	MKS Instruments, Inc.*	1,420,794
76,458	National Semiconductor Corp.	2,073,541
68,800	Novellus Systems, Inc.*(8)	1,875,488
340,900	STMicroelectronics NV (the Netherlands)(8)	5,710,075

		28,583,468

	Telecommunications Equipment and Services — 0.9%
103,776	CenturyTel, Inc.	4,796,526
7,086	Embarq Corp.	393,982
188,185	Qwest Communications International, Inc.*(8)	1,723,775
143,723	Tellabs, Inc.*	1,368,243
116,834	Windstream Corp.(8)	1,649,696

		9,932,222

	Tools — 0.2%
30,853	The Stanley Works	1,731,779

	Toys — 0.7%
82,723	Hasbro, Inc.	2,306,317
222,600	Mattel, Inc.	5,222,196

		7,528,513

	Transportation — 1.2%
31,300	Arkansas Best Corp.(8)	1,022,258
90,761	CSX Corp.	3,878,218
21,365	Kansas City Southern*	687,312
66,800	Laidlaw International, Inc.	2,352,696
39,800	Overseas Shipholding Group, Inc.	3,057,834
57,500	YRC Worldwide, Inc.*(8)	1,570,900

		12,569,218

	Utilities — 8.4%
54,700	AGL Resources, Inc.	2,167,214
168,600	Allegheny Energy, Inc.*	8,811,036
73,100	Alliant Energy Corp.	2,801,192
162,527	American Electric Power Company, Inc.	7,489,244
490,300	CMS Energy Corp.	8,246,846
24,779	Consolidated Edison, Inc.	1,147,268
79,009	DTE Energy Company(8)	3,827,196
	Common Stocks (continued)
	Utilities (continued)

34,063	Edison International	1,888,793
25,988	Mirant Corp.*	1,057,192
185,148	NiSource, Inc.	3,543,733
27,900	OGE Energy Corp.	923,490
124,722	Pinnacle West Capital Corp.	4,927,766
303,691	PPL Corp.	14,060,894
24,800	Progress Energy, Inc.	1,161,880
135,900	Puget Energy, Inc.	3,325,473
133,402	Sempra Energy	7,753,324
210,300	TECO Energy, Inc.(8)	3,455,229
86,300	Westar Energy, Inc.	2,119,528
184,300	Wisconsin Energy Corp.	8,299,029
179,800	Xcel Energy, Inc.	3,872,892

		90,879,219

	Total Common Stocks (Cost $973,906,106)	1,040,294,347

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $395,414)	416,660

	Short Term Commercial Paper — 0.2%
2,000,000	Societe Generale North America, 5.10%, 10/01/07 (Cost $1,999,433)	1,999,433

	Securities Lending Collateral — 10.3%
110,374,527	Securities Lending Collateral Investment (Note 3) (Cost $110,374,527)	110,374,527

	Total Securities (Cost $1,086,675,480)	1,153,084,967

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Repurchase Agreements — 1.7%
$18,025,470	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $18,031,899 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.55%, due 02/01/33, with a value of $45,043, and various Freddie Mac Adjustable Rate Mortgages, 6.25%, due 01/15/33, with a total value of $18,343,510) (Cost $18,025,470)	$18,025,470

	Total Investments — 109.4% (Cost $1,104,700,950)	1,171,110,437
	Liabilities less other assets — (9.4)%	(100,880,954)

	Net Assets — 100.0%	$1,070,229,483

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $1,104,700,950.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$125,228,460
Gross unrealized depreciation	(58,818,973)

Net unrealized appreciation	$66,409,487

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 99.6%
	Aerospace and Defense — 2.0%
158,290	BE Aerospace, Inc.*	$6,573,784

	Agriculture — 0.7%
42,000	The Mosaic Company*	2,247,840

	Apparel: Manufacturing and Retail — 6.1%
94,900	Coach, Inc.*	4,485,923
83,680	Crocs, Inc.*(8)	5,627,480
109,425	J Crew Group, Inc.*(8)	4,541,138
99,305	Phillips-Van Heusen Corp.	5,211,526

		19,866,067

	Business Services and Supplies — 0.8%
18,000	Fluor Corp.	2,591,640

	Chemicals — 3.3%
172,095	Albemarle Corp.	7,606,599
60,305	International Flavors & Fragrances, Inc.	3,187,722

		10,794,321

	Commercial Services — 1.7%
206,270	Quanta Services, Inc.*(8)	5,455,842

	Computer Equipment, Software and Services — 7.6%
348,610	Activision, Inc.*	7,526,490
71,315	DST Systems, Inc.*(8)	6,119,540
84,000	NAVTEQ Corp.*	6,549,480
110,000	Riverbed Technology, Inc.*(8)	4,442,900

		24,638,410

	Construction Services and Supplies — 2.1%
160,590	Chicago Bridge & Iron Company NV (the Netherlands)	6,915,005

	Consumer Goods and Services — 2.5%
218,823	Fossil, Inc.*(8)	8,175,227

	Containers and Packaging — 2.7%
209,585	Owens-Illinois, Inc.*	8,687,298

	Diversified Operations and Services — 3.3%
174,650	Textron, Inc.	10,864,977

	Education — 2.6%
85,000	Apollo Group, Inc. — Class A*	5,112,750
28,265	ITT Educational Services, Inc.*	3,439,568

		8,552,318

	Electronics — 2.6%
390,856	Gentex Corp.(8)	8,379,953

	Energy Services — 4.0%
32,000	First Solar, Inc.*	3,767,680
124,690	McDermott International, Inc. (Panama)*	6,743,235
	Common Stocks (continued)
	Energy Services (continued)

30,085	SunPower Corp. — Class A*(8)	2,491,640

		13,002,555

	Environmental Waste Management and Recycling Services — 2.1%
121,670	Stericycle, Inc.*	6,954,657

	Financial Services — 2.6%
30,000	BlackRock, Inc.(8)	5,202,300
58,250	T Rowe Price Group, Inc.	3,243,943

		8,446,243

	Internet Services — 3.8%
185,000	Juniper Networks, Inc.*	6,772,850
162,830	VeriSign, Inc.*	5,493,884

		12,266,734

	Manufacturing — 4.0%
41,225	Precision Castparts Corp.	6,100,476
75,868	SPX Corp.	7,022,342

		13,122,818

	Medical Equipment, Supplies, and Services — 7.9%
28,180	Intuitive Surgical, Inc.*	6,481,400
92,000	Respironics, Inc.*	4,418,760
126,485	St Jude Medical, Inc.*	5,574,194
216,705	VCA Antech, Inc.*	9,047,434

		25,521,788

	Oil, Coal and Gas — 6.1%
108,455	Cameron International Corp.*	10,009,312
54,000	Oceaneering International, Inc.*	4,093,200
138,835	Range Resources Corp.	5,645,031

		19,747,543

	Pharmaceuticals/Research and Development — 6.5%
90,000	Allergan, Inc.	5,802,300
132,125	Celgene Corp.*	9,421,833
79,517	Shire PLC (ADR) (United Kingdom)	5,882,668

		21,106,801

	Retail: Restaurants — 2.3%
62,240	Chipotle Mexican Grill, Inc. — Class A*(8)	7,352,411

	Scientific and Technical Instruments — 6.1%
54,320	Mettler-Toledo International, Inc.*	5,540,640
132,350	Thermo Fisher Scientific, Inc.*	7,639,242
167,560	Trimble Navigation, Ltd.*	6,570,028

		19,749,910

See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
Semiconductors — 5.5%
139,500	NVIDIA Corp.*	$5,055,480
530,390	ON Semiconductor Corp.*	6,661,698
116,000	Varian Semiconductor Equipment Associates, Inc.*	6,208,320

		17,925,498

	Telecommunications Equipment and Services — 10.7%
211,911	American Tower Corp. — Class A*	9,226,604
39,000	Anixter International, Inc.*(8)	3,215,550
141,080	Ciena Corp.*(8)	5,372,326
136,000	Clearwire Corp. — Class A*(8)	3,323,840
110,000	Crown Castle International Corp.*(8)	4,469,300
110,950	NII Holdings, Inc.*	9,114,543

		34,722,163

	Total Common Stocks (Cost $256,802,697)	323,661,803

Principal

	Securities Lending Collateral — 16.8%
$54,714,272	Securities Lending Collateral Investment (Note 3) (Cost $54,714,272)	54,714,272

	Total Securities (Cost $311,516,969)	378,376,075

Principal		Value

	Repurchase Agreements — 1.3%
$4,149,321	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $4,150,801 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 6.10%, due 12/15/34, with a value of $4,235,089) (Cost $4,149,321)	4,149,321

	Total Investments — 117.7% (Cost $315,666,290)	382,525,396
	Liabilities less other assets — (17.7)%	(57,548,226)

	Net Assets — 100.0%	$324,977,170

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $315,666,290.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$68,100,629
Gross unrealized depreciation	(1,241,523)

Net unrealized appreciation	$66,859,106

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.9%
	Advertising — 1.0%
76,128	Getty Images, Inc.*	$2,119,404

	Aerospace and Defense — 1.6%
12,403	AAR Corp.*	376,307
6,314	Curtiss-Wright Corp.	299,915
35,445	United Industrial Corp.(8)	2,667,591

		3,343,813

	Airlines — 0.3%
26,887	Alaska Air Group, Inc.*	620,821

	Apparel: Manufacturing and Retail — 1.7%
32,975	Brown Shoe Company, Inc.	639,715
25,900	Collective Brands, Inc.*	571,354
20,600	Hot Topic, Inc.*	153,676
85,121	K-Swiss, Inc. — Class A	1,950,122
16,328	Steven Madden, Ltd.	309,416

		3,624,283

	Automobile: Rental — 0.3%
17,881	Dollar Thrifty Automotive Group, Inc.*(8)	620,292

	Automobile: Retail — 1.4%
27,963	Asbury Automotive Group, Inc.	553,947
84,021	Sonic Automotive, Inc.	2,011,463
31,881	The Pep Boys — Manny, Moe & Jack	447,290

		3,012,700

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 5.2%
20,000	American Axle & Manufacturing Holdings, Inc.	505,000
36,509	BorgWarner, Inc.	3,341,669
7,500	Lear Corp.*	240,750
37,489	Monaco Coach Corp.(8)	525,971
55,505	Oshkosh Truck Corp.	3,439,645
151,488	Spartan Motors, Inc.(8)	2,549,543
5,096	Winnebago Industries, Inc.(8)	121,692

		10,724,270

	Banks — 8.9%
167,383	Brookline Bancorp, Inc.	1,939,968
118,660	Citizens Banking Corp. — Michigan(8)	1,911,613
8,572	City Bank(8)	246,188
116,738	Corus Bankshares, Inc.(8)	1,519,929
215,023	First Commonwealth Financial Corp.(8)	2,378,153
9,800	First State Bancorp	192,472
7,500	FirstMerit Corp.	148,200
25,011	Frontier Financial Corp.(8)	583,507
	Common Stocks (continued)
	Banks (continued)

36,798	Integra Bank Corp.	667,148
37,936	Midwest Banc Holdings, Inc.(8)	560,315
30,005	Pacific Capital Bancorp(8)	789,132
16,300	PFF Bancorp, Inc.	250,042
11,985	Simmons First National Corp. — Class A	315,685
59,566	Sterling Bancshares, Inc. — Texas	679,648
12,700	The Bancorp, Inc.*	234,442
17,982	UMB Financial Corp.	770,709
4,396	United Bankshares, Inc.	133,814
97,766	Washington Federal, Inc.	2,567,334
9,707	WesBanco, Inc.	242,481
19,912	West Coast Bancorp	565,700
72,815	Whitney Holding Corp.	1,920,860

		18,617,340

	Broadcast Services/Media — 1.3%
169,539	Journal Communications, Inc. — Class A	1,607,230
43,000	Lin TV Corp. — Class A*	559,430
37,200	Sinclair Broadcast Group, Inc. — Class A	447,888

		2,614,548

	Business Services and Supplies — 0.9%
13,600	Deluxe Corp.	501,024
34,385	Gevity HR, Inc.	352,446
6,886	Heidrick & Struggles International, Inc.*	250,995
11,533	Kelly Services, Inc. — Class A	228,469
59,019	Spherion Corp.*	487,497

		1,820,431

	Chemicals — 1.1%
17,857	Arch Chemicals, Inc.	837,136
6,300	Georgia Gulf Corp.(8)	87,570
28,653	HB Fuller Company	850,421
7,273	Innospec, Inc.	165,679
21,562	Spartech Corp.	367,848

		2,308,654

	Commercial Services — 0.1%
5,200	First Advantage Corp. — Class A*	91,884
3,900	TNS, Inc.	62,634

		154,518

	Computer Equipment, Software and Services — 4.7%
29,900	Agilysys, Inc.	505,310

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

10,700	Avid Technology, Inc.*(8)	$289,756
33,900	Borland Software Corp.*	147,465
15,574	CACI International, Inc. — Class A*	795,676
188,271	Digi International, Inc.*	2,680,979
26,900	Extreme Networks, Inc.*	103,296
11,800	Imation Corp.	289,454
20,909	Manhattan Associates, Inc.*	573,116
71,938	MTS Systems Corp.	2,992,621
38,106	PC Connection, Inc.*(8)	476,325
3,828	SRA International, Inc. — Class A*	107,490
38,993	Sybase, Inc.*(8)	901,908

		9,863,396

	Construction Services and Supplies — 2.5%
30,565	ABM Industries, Inc.	610,689
49,477	Granite Construction, Inc.	2,623,271
7,600	Perini Corp.*	425,068
50,947	Universal Forest Products, Inc.(8)	1,523,315

		5,182,343

	Consumer Goods and Services — 0.8%
7,100	Chattem, Inc.*(8)	500,692
4,600	CSS Industries, Inc.	165,462
19,300	Libbey, Inc.	338,136
22,025	Regis Corp.	702,818

		1,707,108

	Containers and Packaging — 0.4%
13,711	Silgan Holdings, Inc.	736,966

	Diversified Operations and Services — 1.4%
10,917	Chemed Corp.	678,601
65,368	ESCO Technologies, Inc.*(8)	2,172,832

		2,851,433

	Electronics — 1.0%
17,069	CTS Corp.	220,190
47,172	Methode Electronics, Inc.	709,939
22,151	Plexus Corp.*	606,937
23,316	Technitrol, Inc.	628,366

		2,165,432

	Engineering — 0.1%
4,700	EMCOR Group, Inc.*	147,392

	Equipment Rental and Leasing — 0.1%
16,256	Rent-A-Center, Inc.*	294,721

	Common Stocks (continued)

	Financial Services — 3.9%
6,200	Advanta Corp. — Class B	170,004
17,305	ASTA Funding, Inc.(8)	663,128
4,471	Boston Private Financial Holdings, Inc.(8)	124,473
87,438	Calamos Asset Management, Inc. — Class A(8)	2,468,374
17,161	Cash America International, Inc.	645,254
7,033	CompuCredit Corp.*	152,686
22,300	Knight Capital Group, Inc. — Class A*	266,708
9,625	National Financial Partners Corp.	509,933
3,700	Piper Jaffray Companies, Inc.*	198,320
136,462	SWS Group, Inc.	2,414,012
15,400	Waddell & Reed Financial, Inc. — Class A	416,262

		8,029,154

	Food and Beverage — 0.7%
13,309	Pilgrim’s Pride Corp.	462,222
10,389	Ralcorp Holdings, Inc.*	579,913
9,192	Sanderson Farms, Inc.(8)	383,031

		1,425,166

	Funeral Services — 1.5%
241,355	Service Corp. International	3,113,480

	Insurance — 5.8%
48,100	American Equity Investment Life Holding Company	512,265
16,900	American Physicians Capital, Inc.	658,424
30,237	Aspen Insurance Holdings, Ltd. (Bermuda)	843,914
33,831	CNA Surety Corp.*	596,441
20,431	Delphi Financial Group, Inc. — Class A	825,821
16,959	FBL Financial Group, Inc. — Class A	669,711
26,109	Max Capital Group, Ltd. (Bermuda)(8)	732,096
50,779	Meadowbrook Insurance Group, Inc.*	457,519
42,411	Montpelier Re Holdings, Ltd. (Bermuda)(8)	750,675
3,600	NYMAGIC, Inc.	100,116
6,300	Odyssey Re Holdings Corp.	233,793
22,637	Platinum Underwriters Holdings, Ltd. (Bermuda)	814,027
27,096	Primus Guaranty, Ltd. (Bermuda)*(8)	285,050
3,490	RLI Corp.	197,953
15,300	Safety Insurance Group, Inc.	549,882

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

74,516	The Commerce Group, Inc.(8)	$2,195,986
29,566	The Phoenix Companies, Inc.	417,176
6,600	Triad Guaranty, Inc.*	125,202
12,747	United America Indemnity, Ltd. — Class A (Cayman Islands)*	274,188
18,939	Zenith National Insurance Corp.	850,171

		12,090,410

	Internet Services — 0.9%
55,120	3Com Corp.*	272,293
47,900	InfoSpace, Inc.	841,124
77,679	S1 Corp.*	702,995

		1,816,412

	Leisure and Recreation — 1.0%
109,221	The Marcus Corp.	2,097,043

	Machinery — 2.0%
118,634	Applied Industrial Technologies, Inc.	3,657,486
22,692	Sauer-Danfoss, Inc.	605,423

		4,262,909

	Manufacturing — 3.5%
12,980	Acuity Brands, Inc.	655,230
15,368	AO Smith Corp.	674,348
13,514	AptarGroup, Inc.	511,775
12,700	Blount International, Inc.*	144,272
76,703	CIRCOR International, Inc.	3,483,083
16,100	Encore Wire Corp.	404,593
5,227	EnPro Industries, Inc.*	212,216
27,871	Gibraltar Industries, Inc.	515,614
35,621	GrafTech International, Ltd.*	635,479

		7,236,610

	Medical Equipment, Supplies, and Services — 4.3%
18,423	AMERIGROUP Corp.*	635,225
12,300	Cambrex Corp.	133,947
11,814	Centene Corp.*	254,119
11,858	Landauer, Inc.	604,284
60,404	Magellan Health Services, Inc.*	2,451,194
7,408	MedCath Corp.*	203,424
62,430	Owens & Minor, Inc.	2,377,959
99,335	Syneron Medical, Ltd. (Israel)*(8)	2,348,279

		9,008,431

	Common Stocks (continued)

	Metals and Mining — 0.3%
2,811	Olympic Steel, Inc.	76,347
10,890	Quanex Corp.	511,612

		587,959

	Office Equipment, Supplies, and Services — 0.2%
26,700	IKON Office Solutions, Inc.	343,095

	Oil, Coal and Gas — 8.9%
22,200	Allis-Chalmers Energy, Inc.*(8)	420,468
6,225	Dawson Geophysical Company*	482,500
65,613	Frontier Oil Corp.	2,732,125
41,600	Grey Wolf, Inc.*	272,480
17,735	Gulf Island Fabrication, Inc.	680,847
18,411	Headwaters, Inc.*(8)	273,956
43,843	Holly Corp.	2,623,127
64,865	National Fuel Gas Company	3,036,330
37,300	Newpark Resources, Inc.*	199,928
11,090	Oil States International, Inc.*(8)	535,647
43,780	Parker Drilling Company*	355,494
67,624	Penn Virginia Corp.	2,974,103
9,000	Swift Energy Company*	368,280
4,400	T-3 Energy Services, Inc.*	187,616
83,425	World Fuel Services Corp.	3,404,573

		18,547,474

	Paper and Forest Products — 0.4%
34,163	Buckeye Technologies, Inc.*	517,228
14,282	Rock-Tenn Company — Class A	412,750

		929,978

	Pharmaceuticals/Research and Development — 5.6%
141,873	Exponent, Inc.*	3,559,593
40,013	Indevus Pharmaceuticals, Inc.*	276,490
15,700	InterMune, Inc.*(8)	300,341
155,913	Mannatech, Inc.(8)	1,262,895
59,971	Maxygen, Inc.*	408,403
129,354	Perrigo Company	2,761,707
42,343	ViroPharma, Inc.*(8)	376,853
64,247	West Pharmaceutical Services, Inc.	2,676,530

		11,622,812

	Printing and Publishing — 0.2%
12,100	Bowne & Company, Inc.	201,586
11,900	Lee Enterprises, Inc.	185,283

		386,869

	Real Estate Investment Trusts — 8.0%
58,298	Ashford Hospitality Trust	585,895
12,400	Cedar Shopping Centers, Inc.	168,888

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Real Estate Investment Trusts (continued)

11,524	Entertainment Properties Trust(8)	$585,419
7,200	Extra Space Storage, Inc.	110,808
12,522	First Industrial Realty Trust, Inc.(8)	486,730
19,800	First Potomac Realty Trust	431,640
73,269	Getty Realty Corp.	1,992,917
47,453	Healthcare Realty Trust, Inc.	1,265,097
45,903	Hersha Hospitality Trust	454,440
60,366	Investors Real Estate Trust(8)	651,953
14,947	LaSalle Hotel Properties	628,970
38,471	Lexington Realty Trust(8)	769,805
95,543	National Retail Properties, Inc.(8)	2,329,338
4,100	Pennsylvania Real Estate Investment Trust	159,654
2,300	Post Properties, Inc.	89,010
20,800	Ramco-Gershenson Properties Trust	649,792
51,881	Rayonier, Inc.	2,492,362
5,244	Realty Income Corp.(8)	146,570
42,597	Sovran Self Storage, Inc.(8)	1,952,646
25,773	Sunstone Hotel Investors, Inc.	660,820

		16,612,754

	Retail — 3.0%
29,839	Casey’s General Stores, Inc.	826,540
178,175	EZCORP, Inc. — Class A*	2,396,453
10,938	Jo-Ann Stores, Inc.*	230,792
19,200	Pier 1 Imports, Inc.*	90,816
88,074	The Pantry, Inc.*	2,257,337
37,900	West Marine, Inc.*(8)	437,745

		6,239,683

	Retail: Restaurants — 0.5%
15,123	AFC Enterprises, Inc.*(8)	227,601
16,127	CEC Entertainment, Inc.*	433,333
4,343	Jack in the Box, Inc.*(8)	281,600

		942,534

	Retail: Supermarkets — 1.2%
57,913	Weis Markets, Inc.	2,472,306

	Rubber Products — 0.0%
3,100	Cooper Tire & Rubber Company	75,640

	Scientific and Technical Instruments — 0.2%
7,162	Varian, Inc.*	455,575

	Semiconductors — 1.9%
191,855	Conexant Systems, Inc.*	230,226
26,600	Genesis Microchip, Inc.*	208,544
	Common Stocks (continued)
	Semiconductors (continued)

131,135	OmniVision Technologies, Inc.*(8)	2,980,699
55,596	PMC-Sierra, Inc.*(8)	466,450

		3,885,919

	Telecommunications Equipment and Services — 1.7%
38,223	Alaska Communications Systems Group, Inc.	552,322
2,010	Anixter International, Inc.*(8)	165,725
73,000	Cincinnati Bell, Inc.*	360,620
13,050	General Communication, Inc. — Class A*	158,427
8,550	Golden Telecom, Inc.	688,190
57,260	Premiere Global Services, Inc.*	724,338
18,200	RF Micro Devices, Inc.*(8)	122,486
13,131	Superior Essex, Inc.*	489,524
5,500	SureWest Communications	137,555
10,900	Time Warner Telecom, Inc. — Class A*	239,473

		3,638,660

	Toys — 0.5%
66,000	Leapfrog Enterprises, Inc.*(8)	544,500
22,474	Marvel Entertainment, Inc.*(8)	526,791

		1,071,291

	Transportation — 2.9%
75,972	Arkansas Best Corp.(8)	2,481,246
4,355	Pacer International, Inc.	82,963
27,229	Saia, Inc.*	450,095
47,013	Tidewater, Inc.(8)	2,954,297

		5,968,601

	Utilities — 4.0%
63,235	American States Water Company	2,466,165
7,300	Avista Corp.	148,555
33,571	El Paso Electric Company*	776,497
13,559	Nicor, Inc.(8)	581,681
12,300	PNM Resources, Inc.	286,344
7,900	The Empire District Electric Company	178,461
72,549	UIL Holdings Corp.	2,285,294
24,886	Unisource Energy Corp.	743,843
35,474	Westar Energy, Inc.	871,241

		8,338,081

	Total Common Stocks (Cost $208,032,324)	203,728,711

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value

	Securities Lending Collateral — 21.0%
$43,795,148	Securities Lending Collateral Investment (Note 3) (Cost $43,795,148)	43,795,148

	Total Securities (Cost $251,827,472)	247,523,859

	Repurchase Agreements — 2.0%
4,127,025	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $4,128,497 (Collateralized by various Freddie Mac Adjustable Rate Mortgages, 6.10%, due 12/15/34 — 01/15/36, with a total value of $4,213,195) (Cost $4,127,025)	4,127,025

	Total Investments — 120.9% (Cost $255,954,497)	251,650,884
	Liabilities less other assets — (20.9)%	(43,510,718)

	Net Assets — 100.0%	$208,140,166

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $255,954,497.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$16,105,335
Gross unrealized depreciation	(20,408,948)

Net unrealized depreciation	$(4,303,613)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.1%
	Aerospace and Defense — 1.0%
90,650	BE Aerospace, Inc.*	$3,764,694
59,460	HEICO Corp.(8)	2,934,946
130,800	Orbital Sciences Corp.*	2,908,992
13,400	United Industrial Corp.(8)	1,008,484

		10,617,116

	Agriculture — 0.6%
82,000	CF Industries Holdings, Inc.	6,224,620

	Airlines — 0.9%
329,920	AirTran Holdings, Inc.*(8)	3,246,413
11,900	Alaska Air Group, Inc.*	274,771
100,460	Allegiant Travel Company*	3,045,947
8,000	Continental Airlines, Inc. — Class B*	264,240
157,100	Pinnacle Airlines Corp.*(8)	2,516,742

		9,348,113

	Apparel: Manufacturing and Retail — 4.7%
70,100	Aeropostale, Inc.*	1,336,106
12,850	Columbia Sportswear Company	710,734
114,500	Crocs, Inc.*(8)	7,700,125
38,500	Deckers Outdoor Corp.*(8)	4,227,300
11,100	Guess?, Inc.	544,233
137,590	Iconix Brand Group, Inc.*	3,273,266
18,900	J Crew Group, Inc.*	784,350
52,423	Jos A Bank Clothiers, Inc.*(8)	1,751,977
118,400	Kellwood Company	2,018,720
9,500	Lululemon Athletica, Inc. (Canada)*(8)	399,285
19,100	Phillips-Van Heusen Corp.	1,002,368
508,850	Quiksilver, Inc.*	7,276,555
353,358	Stage Stores, Inc.	6,441,716
229,075	The Cato Corp. — Class A	4,682,293
45,646	The Talbots, Inc.(8)	821,628
55,560	Tween Brands, Inc.*(8)	1,824,590
37,500	Urban Outfitters, Inc.*	817,500
69,570	Volcom, Inc.*(8)	2,958,116
72,300	Wolverine World Wide, Inc.	1,981,020

		50,551,882

	Automobile: Rental — 0.1%
66,200	Hertz Global Holdings, Inc.*	1,504,064

	Automobile: Retail — 0.0%
36,400	The Pep Boys — Manny, Moe & Jack(8)	510,692

	Common Stocks (continued)

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.9%
90,100	Aftermarket Technology Corp.*	2,859,774
92,110	Amerigon, Inc.*	1,594,424
42,400	Hayes Lemmerz International, Inc.*	176,384
77,674	Modine Manufacturing Company	2,067,682
155,100	Monaco Coach Corp.	2,176,053
3,200	Oshkosh Truck Corp.	198,304
76,100	Standard Motor Products, Inc.	715,340

		9,787,961

	Banks — 5.3%
27,300	1st Source Corp.	625,170
20,600	AMCORE Financial, Inc.	513,352
21,292	Ameris Bancorp(8)	384,959
3,296	Arrow Financial Corp.	73,435
21,100	BancFirst Corp.	946,757
9,400	Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	170,892
14,600	BancorpSouth, Inc.	354,780
12,985	Bank of Granite Corp.	176,336
6,341	BankFinancial Corp.	100,315
10,043	Camden National Corp.	351,304
3,421	Capital Corp of the West	63,015
8,100	Centennial Bank Holdings, Inc.*	51,840
8,800	Center Financial Corp.	122,408
96,100	Central Pacific Financial Corp.(8)	2,806,120
32,916	City Bank(8)	945,348
23,500	City Holding Company	855,635
5,600	City National Corp.	389,256
20,800	Columbia Banking System, Inc.	661,856
2,616	Community Bancorp*	65,766
78,400	Community Bank System, Inc.	1,530,368
25,400	Community Trust Bancorp, Inc.	763,016
95,900	Corus Bankshares, Inc.(8)	1,248,618
60,500	Dime Community Bancshares	905,685
35,800	East West Bancorp, Inc.	1,287,368
5,400	Financial Institutions, Inc.	97,632
6,150	First Citizens Bancshares, Inc. — Class A	1,072,560
33,229	First Commonwealth Financial Corp.(8)	367,513

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks (continued)

4,127	First Community Bancshares, Inc.	$149,521
96,800	First Financial Bancorp(8)	1,237,104
31,500	First Financial Bankshares, Inc.	1,265,670
7,954	First Financial Corp.(8)	241,006
14,900	First Financial Holdings, Inc.	466,072
3,200	First Merchants Corp.	68,992
82,395	First Midwest Bancorp, Inc.	2,814,613
68,000	First Niagara Financial Group, Inc.	962,200
8,354	First Place Financial Corp.	147,866
2,213	First Regional Bancorp*	54,285
18,800	Flagstar Bancorp, Inc.(8)	182,924
87,299	Frontier Financial Corp.(8)	2,036,686
14,500	Glacier Bancorp, Inc.	326,540
11,400	Great Southern Bancorp, Inc.(8)	283,176
1,600	Green Bankshares, Inc.	58,320
46,300	Hancock Holding Company	1,855,704
4,900	Heritage Commerce Corp.	103,733
22,400	Home Bancshares, Inc.(8)	488,096
24,900	Horizon Financial Corp.	504,972
14,600	Imperial Capital Bancorp, Inc.	412,450
20,600	Independent Bank Corp. — Massachusetts	611,820
16,465	Independent Bank Corp. — Michigan	181,938
22,700	Integra Bank Corp.	411,551
130,206	International Bancshares Corp.	2,825,469
20,500	Lakeland Bancorp, Inc.	278,390
12,900	Lakeland Financial Corp.	298,119
78,331	MB Financial, Inc.(8)	2,706,336
4,630	Nara Bancorp, Inc.	72,321
6,737	National Penn Bancshares, Inc.(8)	110,221
4,700	NBT Bancorp, Inc.	102,178
198,519	NewAlliance Bancshares, Inc.(8)	2,914,258
3,900	OceanFirst Financial Corp.	67,977
11,200	Old National Bancorp(8)	185,584
13,400	Old Second Bancorp, Inc.	381,900
4,127	Omega Financial Corp.	108,994
28,119	Oritani Financial Corp.*(8)	445,405
3,300	Park National Corp.(8)	287,760
6,542	People’s Bancorp, Inc.	171,270
11,800	PFF Bancorp, Inc.	181,012
14,300	Preferred Bank — Los Angeles, California	562,562
	Common Stocks (continued)
	Banks (continued)

7,000	Provident Bankshares Corp.	219,310
3,300	Royal Bancshares of Pennsylvania, Inc. — Class A	72,336
27,500	S&T Bancorp, Inc.	882,475
6,723	Sandy Spring Bancorp, Inc.	202,497
11,978	Santander BanCorp — Puerto Rico	153,798
10,210	SCBT Financial Corp.	352,653
12,400	Simmons First National Corp. — Class A	326,616
10,500	Sterling Bancshares, Inc. — Texas	119,805
14,700	Sterling Financial Corp. — Spokane	395,577
20,300	Suffolk Bancorp	650,818
14,300	SY Bancorp, Inc.(8)	386,672
8,732	Taylor Capital Group, Inc.	243,885
11,541	TrustCo Bank Corp. NY(8)	126,143
67,100	Trustmark Corp.(8)	1,881,484
17,900	Union Bankshares Corp.	406,509
48,300	United Bankshares, Inc.	1,470,252
5,032	United Community Banks, Inc. — Georgia(8)	123,385
3,600	Univest Corp. of Pennsylvania(8)	85,392
15,900	Washington Federal, Inc.	417,534
17,200	Washington Trust Bancorp, Inc.	463,884
15,075	WesBanco, Inc.	376,574
5,838	West Bancorp	90,606
14,900	West Coast Bancorp	423,309
52,226	Westamerica Bancorp(8)	2,601,377
4,700	Western Alliance Bancorp*(8)	110,779
19,500	WSFS Financial Corp.	1,216,800

		57,296,769

	Broadcast Services/Media — 0.6%
136,110	DG Fastchannel, Inc.*(8)	3,209,474
115,300	Emmis Communications Corp. — Class A	569,582
20,700	Entercom Communications Corp.	400,131
7,300	Gray Television, Inc.	61,977
132,800	Martha Stewart Living Omnimedia, Inc. — Class A*(8)	1,547,120
94,800	Sinclair Broadcast Group, Inc. — Class A	1,141,392

		6,929,676

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Business Services and Supplies — 3.6%
15,821	Ambassadors Group, Inc.	$602,780
61,600	Arbitron, Inc.	2,792,944
99,208	Barrett Business Services, Inc.	2,364,127
14,700	CBIZ, Inc.*(8)	116,865
202,100	CSG Systems International, Inc.*	4,294,625
141,100	Deluxe Corp.	5,198,124
51,600	Diamond Management & Technology Consultants, Inc.	474,720
66,500	Fair Isaac Corp.(8)	2,401,315
35,000	First Consulting Group, Inc.*	360,500
53,100	FirstService Corp. (Canada)*	1,650,348
22,800	Forrester Research, Inc.*	537,396
13,500	Global Payments, Inc.	596,970
32,000	Heidrick & Struggles International, Inc.*	1,166,400
2,400	Huron Consulting Group, Inc.*	174,288
122,400	Labor Ready, Inc.*	2,265,624
140,668	MAXIMUS, Inc.	6,130,311
42,070	Portfolio Recovery Associates, Inc.(8)	2,232,655
84,900	Spherion Corp.*	701,274
127,025	UniFirst Corp.	4,758,357

		38,819,623

	Chemicals — 1.9%
66,967	Compass Minerals International, Inc.(8)	2,279,557
88,200	Innospec, Inc.	2,009,196
74,900	Metabolix, Inc.*	1,817,074
75,900	OM Group, Inc.*	4,008,279
65,000	Spartech Corp.	1,108,900
183,300	Terra Industries, Inc.*(8)	5,729,958
137,700	Tetra Tech, Inc.*	2,908,224
36,400	US BioEnergy Corp.*(8)	280,644

		20,141,832

	Commercial Services — 0.4%
6,800	Euronet Worldwide, Inc.*	202,436
62,530	HMS Holdings Corp.*	1,538,863
11,800	Standard Parking Corp.*	469,522
43,750	Steiner Leisure, Ltd. (Bahama Islands)*	1,898,750
17,300	Viad Corp.	622,800

		4,732,371

	Computer Equipment, Software and Services — 6.5%
123,900	Activision, Inc.*	2,675,001
34,690	Actuate Corp.*	223,751
	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

94,860	Advent Software, Inc.*(8)	4,455,574
15,600	Ansoft Corp.*	514,488
53,240	Aruba Networks, Inc.*	1,064,800
186,000	AsiaInfo Holdings, Inc.*	1,685,160
31,800	Aspen Technology, Inc.*	455,376
100,500	Avocent Corp.*	2,926,560
44,900	BEA Systems, Inc.*	622,763
13,000	CIBER, Inc.*	101,530
63,300	CommVault Systems, Inc.*	1,172,316
83,700	COMSYS IT Partners, Inc.*	1,406,997
48,780	Concur Technologies, Inc.*(8)	1,537,546
97,962	Electronics For Imaging, Inc.*	2,631,259
16,550	FactSet Research Systems, Inc.	1,134,503
5,516	FARO Technologies, Inc.*	243,531
56,900	Immersion Corp.*(8)	932,022
3,900	Interactive Intelligence, Inc.*	74,100
5,600	JDA Software Group, Inc.*	115,696
19,377	L-1 Identity Solutions, Inc.*	365,256
92,300	Magma Design Automation, Inc.*	1,298,661
21,200	Manhattan Associates, Inc.*	581,092
13,800	Mentor Graphics Corp.*	208,380
43,500	MTS Systems Corp.	1,809,600
137,990	Nuance Communications, Inc.*(8)	2,664,587
146,370	PROS Holdings, Inc.*	1,766,686
392,900	Red Hat, Inc.*	7,806,922
66,000	Riverbed Technology, Inc.*	2,665,740
4,900	Salesforce.com, Inc.*	251,468
95,460	SXC Health Solutions Corp. (Canada)*	1,529,269
171,400	Sybase, Inc.*(8)	3,964,482
115,300	Sykes Enterprises, Inc.*	1,915,133
108,750	Synaptics, Inc.*	5,193,900
229,390	THQ, Inc.*	5,730,162
59,900	Trident Microsystems, Inc.*	951,811
376,800	Wind River Systems, Inc.*	4,434,936
142,357	Xyratex, Ltd. (Bermuda)*	2,731,831

		69,842,889

	Construction Services and Supplies — 1.1%
6,100	ABM Industries, Inc.	121,878
8,200	AMREP Corp.(8)	219,760
13,846	BlueLinx Holdings, Inc.	97,476
37,750	Granite Construction, Inc.	2,001,505
39,200	Matrix Service Company*	821,240

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Construction Services and Supplies (continued)

43,200	Perini Corp.*	$2,416,176
88,499	Simpson Manufacturing Company, Inc.(8)	2,818,692
80,820	Team, Inc.*(8)	2,212,852
141,699	Trex Company, Inc.*(8)	1,575,693

		12,285,272

	Consumer Goods and Services — 2.7%
53,500	Alberto-Culver Company	1,326,265
32,111	Alliance One International, Inc.*	210,006
119,000	American Greetings Corp. — Class A(8)	3,141,600
106,760	Bare Escentuals, Inc.*(8)	2,655,121
104,600	Blyth, Inc.	2,139,070
4,100	Chattem, Inc.*(8)	289,132
162,328	Helen Of Troy, Ltd. (Bermuda)*	3,134,554
79,302	Herbalife, Ltd. (Cayman Islands)	3,605,069
115,800	Nutri/System, Inc.*(8)	5,429,861
32,000	Prestige Brands Holdings, Inc.*	351,360
76,100	Rollins, Inc.	2,031,109
130,760	Tempur-Pedic International, Inc.(8)	4,674,670
4,304	Vector Group, Ltd.(8)	96,452
2,400	WD-40 Company	81,936

		29,166,205

	Distribution — 0.8%
70,936	United Stationers, Inc.*	3,938,367
99,693	Universal Corp.(8)	4,879,972

		8,818,339

	Diversified Operations and Services — 0.2%
2,000	Chemed Corp.	124,320
68,000	ESCO Technologies, Inc.*(8)	2,260,320
4,100	Standex International Corp.	84,788

		2,469,428

	Education — 0.4%
87,160	DeVry, Inc.	3,225,792
13,400	New Oriental Education & Technology Group, Inc. (ADR) (Cayman Islands)*	891,904
1,000	Strayer Education, Inc.	168,630

		4,286,326

	Common Stocks (continued)

	Electrical Equipment — 0.4%
100,200	Greatbatch, Inc.*	2,664,318
79,400	Universal Display Corp.*(8)	1,406,968

		4,071,286

	Electronics — 2.4%
185,406	Belden CDT, Inc.	8,697,395
10,900	Cubic Corp.	459,653
589,050	Flextronics International, Ltd. (Singapore)*	6,585,579
2,300	Littelfuse, Inc.*	82,087
124,500	Methode Electronics, Inc.	1,873,725
175,800	Micrel, Inc.	1,898,640
277,358	Nam Tai Electronics, Inc. (British Virgin Islands)	3,489,164
33,000	Park Electrochemical Corp.	1,108,140
10,200	Stoneridge, Inc.*	104,040
58,650	Synopsys, Inc.*	1,588,242
19,200	Technitrol, Inc.	517,440

		26,404,105

	Energy Services — 0.0%
2,200	SunPower Corp. — Class A*(8)	182,204

	Engineering — 0.2%
60,600	EMCOR Group, Inc.*	1,900,416
4,300	Jacobs Engineering Group, Inc.*	324,994

		2,225,410

	Environmental Waste Management and Recycling Services — 0.1%
23,800	Waste Industries USA, Inc.	681,156

	Equipment Rental and Leasing — 0.1%
60,300	Rent-A-Center, Inc.*(8)	1,093,239

	Financial Services — 4.9%
51,060	Affiliated Managers Group, Inc.*(8)	6,510,660
230,210	Asset Acceptance Capital Corp.	2,670,436
86,647	ASTA Funding, Inc.(8)	3,320,313
2,600	Capital Southwest Corp.(8)	319,176
95,232	Credit Acceptance Corp.*(8)	2,199,859
273,750	E*TRADE Financial Corp.*	3,575,175
12,600	Equifax, Inc.	480,312
60,300	Federated Investors, Inc. — Class B	2,393,910
113,182	Financial Federal Corp.(8)	3,170,228
107,400	Fortress Investment Group LLC — Class A(8)	2,289,768

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Financial Services (continued)

40,700	GAMCO Investors, Inc. — Class A	$2,230,360
6,500	GFI Group, Inc.*	559,780
79,500	Greenhill & Company, Inc.(8)	4,853,475
5,432	Hercules Technology Growth Capital, Inc.	72,083
69,610	Investment Technology Group, Inc.*	2,991,838
103,000	Jefferies Group, Inc.	2,866,490
12,200	Morningstar, Inc.*	749,080
64,000	Nasdaq Stock Market, Inc.*(8)	2,411,520
66,000	Ocwen Financial Corp.*(8)	622,380
78,340	optionsXpress Holdings, Inc.(8)	2,047,808
21,700	Patriot Capital Funding, Inc.	290,129
31,600	Piper Jaffray Companies, Inc.*	1,693,760
22,600	Renasant Corp.	488,838
11,776	SWS Group, Inc.	208,317
142,100	The Blackstone Group, LP*(8)	3,563,868
57,500	Thomas Weisel Partners Group, Inc.*(8)	834,325
45,198	W Holding Company, Inc. — Puerto Rico(8)	101,244

		53,515,132

	Food and Beverage — 1.1%
44,200	Boston Beer Company, Inc. — Class A*	2,150,772
2,415	Coca-Cola Bottling Company Consolidated	145,625
3,623	Farmer Brothers Company	90,140
46,300	Imperial Sugar Company(8)	1,209,819
130,800	Lance, Inc.	3,011,016
10,600	McCormick & Company, Inc.	381,282
65,200	Nash Finch Company(8)	2,596,916
4,400	Ralcorp Holdings, Inc.*	245,608
126,720	SunOpta, Inc. (Canada)*(8)	1,836,173

		11,667,351

	Funeral Services — 0.1%
140,400	Stewart Enterprises, Inc. — Class A(8)	1,069,848

	Insurance — 4.8%
24,700	Allied World Assurance Holdings, Ltd. (Bermuda)	1,282,177
32,900	American Equity Investment Life Holding Company	350,385
	Common Stocks (continued)
	Insurance (continued)

33,200	American Physicians Capital, Inc.	1,293,472
5,600	Amerisafe, Inc.*	92,624
136,560	AmTrust Financial Services, Inc.(8)	2,071,615
76,100	Aspen Insurance Holdings, Ltd. (Bermuda)	2,123,951
317,266	Assured Guaranty, Ltd. (Bermuda)(8)	8,620,117
109,187	Delphi Financial Group, Inc. — Class A	4,413,339
19,700	eHealth, Inc.*	545,690
9,160	EMC Insurance Group, Inc.	238,068
40,100	Endurance Specialty Holdings, Ltd. (Bermuda)	1,666,155
10,600	FBL Financial Group, Inc. — Class A	418,594
8,100	FPIC Insurance Group, Inc.*	348,705
22,300	Horace Mann Educators Corp.	439,533
1,600	Infinity Property & Casualty Corp.	64,352
71,428	IPC Holdings, Ltd. (Bermuda)	2,060,698
105,700	Montpelier Re Holdings, Ltd. (Bermuda)(8)	1,870,890
855	National Western Life Insurance Company — Class A	218,846
74,900	Odyssey Re Holdings Corp.	2,779,539
13,400	PartnerRe, Ltd. (Bermuda)(8)	1,058,466
146,922	Platinum Underwriters Holdings, Ltd. (Bermuda)	5,283,315
35,500	Presidential Life Corp.	602,080
50,800	RAM Holdings, Ltd. (Bermuda)*	472,440
2,415	RLI Corp.	136,979
59,900	Safety Insurance Group, Inc.	2,152,806
64,990	Security Capital Assurance, Ltd. (Bermuda)(8)	1,484,372
80,000	The Phoenix Companies, Inc.	1,128,800
183,651	Universal American Financial Corp.*	4,189,079
91,800	Zenith National Insurance Corp.	4,120,902

		51,527,989

	Internet Services — 4.8%
16,200	Blue Coat Systems, Inc.*	1,275,912
29,700	Blue Nile, Inc.*	2,795,364
357,330	CNET Networks, Inc.*(8)	2,662,109

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

35,800	Cogent Communications Group, Inc.*	$835,572
336,640	CyberSource Corp.*(8)	3,935,321
54,160	DealerTrack Holdings, Inc.*	2,268,221
70,000	Dice Holdings, Inc.*	719,600
56,950	Digital River, Inc.*(8)	2,548,513
32,724	Equinix, Inc.*(8)	2,902,292
119,500	eResearchTechnology, Inc.*(8)	1,361,105
9,300	Greenfield Online, Inc.*	141,825
7,400	i2 Technologies, Inc.*(8)	112,850
29,600	Imergent, Inc.(8)	663,928
121,460	j2 Global Communications, Inc.*	3,975,385
64,900	Keynote Systems, Inc.*	891,077
60,380	LoopNet, Inc.*(8)	1,240,205
338,600	Move, Inc.*	934,536
268,410	NaviSite, Inc.*	2,359,324
182,370	Online Resources Corp.*	2,305,157
74,040	Perficient, Inc.*	1,619,255
24,000	Priceline.com, Inc.*(8)	2,130,000
64,537	S1 Corp.*	584,060
186,400	SonicWALL, Inc.*	1,627,272
11,300	Syntel, Inc.(8)	469,854
141,420	The TriZetto Group, Inc.*	2,476,264
21,200	TIBCO Software, Inc.*	156,668
281,900	United Online, Inc.(8)	4,231,318
104,460	ValueClick, Inc.*	2,346,172
112,400	Vignette Corp.*	2,255,868

		51,825,027

	Leisure and Recreation — 1.5%
211,780	Century Casinos, Inc.*(8)	1,290,799
80,700	Dover Downs Gaming & Entertainment, Inc.	838,473
75,020	Home Inns & Hotels Management, Inc. (ADR) (Cayman Islands)*(8)	2,610,696
40,220	Life Time Fitness, Inc.*(8)	2,467,095
76,900	Monarch Casino & Resort, Inc.*	2,187,805
127,950	Scientific Games Corp. — Class A*	4,810,920
72,890	The9, Ltd. (ADR) (Cayman Islands)*(8)	2,513,976

		16,719,764

	Machinery — 0.5%
3,500	Applied Industrial Technologies, Inc.	107,905
22,900	Cascade Corp.	1,492,393
	Common Stocks (continued)
	Machinery (continued)

5,700	Chart Industries, Inc.*	183,312
8,600	Columbus McKinnon Corp.*	214,054
220,414	Flow International Corp.*(8)	1,944,051
18,800	Middleby Corp.*(8)	1,213,352
12,600	Robbins & Myers, Inc.	721,854

		5,876,921

	Manufacturing — 4.1%
88,429	Acuity Brands, Inc.	4,463,896
3,900	Advanced Energy Industries, Inc.*	58,890
75,819	Albany International Corp. — Class A	2,842,454
15,800	American Woodmark Corp.(8)	391,682
64,504	AptarGroup, Inc.	2,442,766
26,600	Blount International, Inc.*	302,176
230,439	Carlisle Companies, Inc.(8)	11,199,336
57,493	Ceradyne, Inc.*(8)	4,354,520
1,710	CIRCOR International, Inc.	77,651
188,730	Deswell Industries, Inc. (British Virgin Islands)	1,868,427
45,900	EnPro Industries, Inc.*	1,863,540
10,200	Freightcar America, Inc.	389,640
24,100	Goodman Global, Inc.*	575,508
203,600	GrafTech International, Ltd.*	3,632,224
19,000	Kaydon Corp.(8)	987,810
126,826	Matthews International Corp. — Class A(8)	5,554,979
9,700	RBC Bearings, Inc.*	371,995
163,700	Sturm, Ruger & Company, Inc.*(8)	2,931,867
15,800	Tredegar Corp.	272,550

		44,581,911

	Medical Equipment, Supplies, and Services — 5.7%
10,000	Alliance Imaging, Inc.*	90,600
8,200	American Dental Partners, Inc.*	229,682
200,836	AmSurg Corp.*	4,633,287
169,200	Apria Healthcare Group, Inc.*	4,400,892
90,900	Bruker BioSciences Corp.*	799,920
193,190	Centene Corp.*	4,155,517
6,800	CONMED Corp.*	190,332
25,100	CorVel Corp.*	580,312
42,100	Haemonetics Corp.*(8)	2,080,582
59,720	Healthways, Inc.*(8)	3,223,088
12,617	ICU Medical, Inc.*	488,909
34,100	Illumina, Inc.*	1,769,108

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

14,700	Insulet Corp.*	$319,725
358,010	LeMaitre Vascular, Inc.*	2,699,395
42,600	Lincare Holdings, Inc.*	1,561,290
20,900	Luminex Corp.*(8)	315,172
46,200	Magellan Health Services, Inc.*	1,874,796
4,900	MedCath Corp.*	134,554
9,900	Meridian Bioscience, Inc.	300,168
158,740	Micrus Endovascular Corp.*(8)	2,900,180
362,560	NovaMed, Inc.*(8)	1,577,136
73,150	NuVasive, Inc.*(8)	2,628,280
63,200	Orthofix International NV (Netherlands Antilles)*	3,094,904
46,560	Pediatrix Medical Group, Inc.*	3,045,955
108,320	Phase Forward, Inc.*	2,167,483
46,641	PolyMedica Corp.	2,449,585
84,800	PSS World Medical, Inc.*	1,622,224
47,720	ResMed, Inc.*	2,045,756
104,500	STERIS Corp.	2,855,985
30,900	Techne Corp.*	1,949,172
218,310	The Spectranetics Corp.*(8)	2,942,819
3,700	Vital Signs, Inc.	192,918
33,700	Zoll Medical Corp.*	873,504

		60,193,230

	Metals and Mining — 2.4%
49,200	AK Steel Holding Corp.*	2,162,340
63,800	AM Castle & Company	2,079,880
38,260	Dynamic Materials Corp.	1,832,271
18,020	Haynes International, Inc.*	1,538,367
20,071	Hecla Mining Company*	179,635
24,120	Ladish Company, Inc.*	1,338,178
184,072	Mueller Industries, Inc.	6,652,363
37,700	Quanex Corp.	1,771,146
23,100	Steel Dynamics, Inc.	1,078,770
422,800	USEC, Inc.*(8)	4,333,700
132,100	Worthington Industries, Inc.(8)	3,112,276

		26,078,926

	Office Equipment, Supplies, and Services — 0.6%
205,843	Acco Brands Corp.*(8)	4,619,117
10,750	Herman Miller, Inc.	291,755
33,300	IKON Office Solutions, Inc.	427,905
93,350	Knoll, Inc.	1,656,029

		6,994,806

	Common Stocks (continued)

	Oil, Coal and Gas — 4.0%
94,700	Alon USA Energy, Inc.(8)	3,198,966
8,900	Cabot Oil & Gas Corp.	312,924
92,800	Cal Dive International, Inc.*(8)	1,392,000
11,300	Continental Resources, Inc.*	204,982
26,290	Core Laboratories NV (the Netherlands)*	3,349,083
44,620	Dril-Quip, Inc.*	2,201,997
2,064	Enbridge Energy Management, LLC*	102,374
26,200	FMC Technologies, Inc.*	1,510,692
47,500	Grant Prideco, Inc.*	2,589,700
8,000	HKN, Inc.*	74,000
10,700	NATCO Group, Inc.*	553,725
2,400	Northwest Natural Gas Company	109,680
83,820	Oil States International, Inc.*	4,048,506
182,620	Penn Virginia Corp.	8,031,628
101,900	PetroQuest Energy, Inc.*	1,093,387
12,400	Range Resources Corp.	504,184
19,465	Southwest Gas Corp.	550,665
124,000	Stone Energy Corp.*	4,961,240
67,380	Superior Energy Services, Inc.*	2,387,947
7,900	Vectren Corp.	215,591
144,722	Whiting Petroleum Corp.*	6,432,893

		43,826,164

	Paper and Forest Products — 0.3%
40,600	Buckeye Technologies, Inc.*	614,684
43,201	Deltic Timber Corp.(8)	2,459,001

		3,073,685

	Pharmaceuticals/Research and Development — 5.1%
175,800	Affymetrix, Inc.*(8)	4,460,046
131,900	Albany Molecular Research, Inc.*	1,991,690
201,500	Alkermes, Inc.*	3,707,600
75,500	American Oriental Bioengineering, Inc.*(8)	841,825
236,000	Cell Genesys Inc.*(8)	901,520
102,250	Cephalon, Inc.*(8)	7,470,385
193,700	Cubist Pharmaceuticals, Inc.*	4,092,881
195,900	CV Therapeutics, Inc.*(8)	1,759,182
308,900	Enzon Pharmaceuticals, Inc.*(8)	2,721,409
63,800	Geron Corp.*(8)	467,016
34,700	Human Genome Sciences, Inc.*(8)	357,063

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

40,690	Integra LifeSciences Holdings*(8)	$1,976,720
130,630	K-V Pharmaceutical Company — Class A*	3,736,018
18,500	Martek Biosciences Corp.*	537,055
367,300	Medarex, Inc.*(8)	5,200,968
144,000	Medicis Pharmaceuticals Corp. — Class A(8)	4,393,440
35,700	MGI Pharma, Inc.*	991,746
75,900	Noven Pharmaceuticals, Inc.*	1,209,087
38,600	Pain Therapeutics, Inc.*(8)	360,910
30,300	Pharmanet Development Group, Inc.*	879,609
52,500	Regeneron Pharmaceuticals, Inc.*	934,500
58,500	Savient Pharmaceuticals, Inc.*	851,175
107,400	Sciele Pharma, Inc.*(8)	2,794,548
49,100	USANA Health Services, Inc.*(8)	2,148,125

		54,784,518

	Printing and Publishing — 0.5%
213,553	Bowne & Company, Inc.	3,557,793
164,790	Valassis Communications, Inc.*(8)	1,469,927

		5,027,720

	Real Estate Development and Services — 0.2%
4,815	Avatar Holdings, Inc.*(8)	240,413
6,900	Jones Lang LaSalle, Inc.	709,044
254,800	Meruelo Maddux Properties, Inc.*	1,505,868
4,100	Thomas Properties Group, Inc.	49,200

		2,504,525

	Real Estate Investment Trusts — 5.6%
107,207	Acadia Realty Trust	2,908,526
13,400	Agree Realty Corp.	419,956
55,741	American Campus Communities, Inc.	1,632,654
37,200	Associated Estates Realty Corp.	485,088
20,200	BRT Realty Trust(8)	350,268
71,755	Cousins Properties, Inc.(8)	2,106,727
82,100	Entertainment Properties Trust(8)	4,170,680
99,048	Equity Inns, Inc.	2,236,504
37,800	Equity One, Inc.	1,028,160
156,600	Gramercy Capital Corp.(8)	3,941,622
123,600	Highwoods Properties, Inc.(8)	4,532,412
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)

45,500	Inland Real Estate Corp.(8)	704,795
78,500	Investors Real Estate Trust(8)	847,800
55,200	LTC Properties, Inc.	1,306,584
97,650	Maguire Properties, Inc.	2,522,300
11,800	MFA Mortgage Investments, Inc.	94,636
39,100	Mission West Properties, Inc.	475,065
49,200	National Retail Properties, Inc.(8)	1,199,496
61,400	Nationwide Health Properties, Inc.(8)	1,849,982
214,000	OMEGA Healthcare Investors, Inc.	3,323,420
50,491	Pennsylvania Real Estate Investment Trust(8)	1,966,120
84,604	PS Business Parks, Inc.	4,809,737
417,375	RAIT Investment Trust(8)	3,434,996
24,300	Ramco-Gershenson Properties Trust	759,132
172,746	Realty Income Corp.(8)	4,828,250
12,179	Resource Capital Corp.(8)	137,136
58,400	Saul Centers, Inc.	3,007,600
24,100	Taubman Centers, Inc.	1,319,475
10,939	Urstadt Biddle Properties — Class A	169,226
262,040	U-Store-It Trust	3,458,928

		60,027,275

	Registered Investment Companies — 0.5%
246,657	Ares Capital Corp.(8)	4,013,109
89,300	MCG Capital Corp.(8)	1,285,027

		5,298,136

	Retail — 2.1%
171,200	Big Lots, Inc.*(8)	5,108,608
15,900	Books-A-Million, Inc.	210,357
236,625	Casey’s General Stores, Inc.	6,554,513
142,800	EZCORP, Inc. — Class A*	1,920,660
241,514	Hibbett Sports, Inc.*(8)	5,989,547
133,900	Jo-Ann Stores, Inc.*	2,825,290
4,900	West Marine, Inc.*	56,595
10,400	Williams-Sonoma, Inc.	339,248

		23,004,818

	Retail: Restaurants — 1.4%
43,900	AFC Enterprises, Inc.*(8)	660,695
14,300	Bob Evans Farms, Inc.	431,574
65,200	CBRL Group, Inc.	2,660,160
47,588	CEC Entertainment, Inc.*	1,278,690
1,700	Chipotle Mexican Grill, Inc. — Class A*(8)	200,821

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail: Restaurants (continued)

109,600	Domino’s Pizza, Inc.	$1,818,264
5,100	Jack in the Box, Inc.*(8)	330,684
82,300	Papa John’s International, Inc.*	2,011,412
109,294	RARE Hospitality International, Inc.*	4,165,194
78,226	Sonic Corp.*	1,830,488

		15,387,982

	Retail: Supermarkets — 0.0%
4,500	Whole Foods Market, Inc.(8)	220,320

	Rubber Products — 0.4%
177,000	Cooper Tire & Rubber Company	4,318,800

	Scientific and Technical Instruments — 0.6%
32,500	Cymer, Inc.*	1,247,675
47,644	Varian, Inc.*	3,030,635
35,900	Woodward Governor Company	2,240,160

		6,518,470

	Semiconductors — 2.9%
227,900	Amkor Technology, Inc.*	2,625,408
239,700	Emulex Corp.*	4,595,049
25,600	Integrated Silicon Solution, Inc.*	161,280
54,400	Intersil Corp. — Class A	1,818,592
271,700	Kulicke and Soffa Industries, Inc.*(8)	2,304,016
106,460	Mellanox Technologies, Ltd. (Israel)*	2,079,164
35,200	O2Micro International, Ltd. (ADR) (Cayman Islands)*	544,544
188,800	ON Semiconductor Corp.*	2,371,328
106,100	Semtech Corp.*	2,172,928
121,000	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*	2,723,710
372,150	Skyworks Solutions, Inc.*	3,364,236
297,600	TriQuint Semiconductor, Inc.*	1,461,216
96,000	Varian Semiconductor Equipment Associates, Inc.*	5,137,920

		31,359,391

	Telecommunications Equipment and Services — 3.9%
83,000	ADC Telecommunications, Inc.*	1,627,630
70,600	Atheros Communications*	2,115,882
87,915	Atlantic Tele-Network, Inc.	3,195,710
107,230	Cbeyond, Inc.*	4,373,912
	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

117,800	Clearwire Corp. — Class A*(8)	2,879,032
81,800	Harmonic, Inc.*	867,898
19,400	InterDigital, Inc.*(8)	403,132
33,200	Iowa Telecommunications Services, Inc.(8)	659,020
100,900	Novatel Wireless, Inc.*(8)	2,285,385
402,050	Polycom, Inc.*	10,799,063
100,700	Premiere Global Services, Inc.*	1,273,855
670,800	RF Micro Devices, Inc.*(8)	4,514,484
34,300	SBA Communications Corp. — Class A*	1,210,104
9,200	SeaChange International, Inc.*	63,664
31,000	Shenandoah Telecommunications Company	674,560
138,100	Syniverse Holdings, Inc.*	2,195,790
187,800	USA Mobility, Inc.*	3,168,186

		42,307,307

	Toys — 0.4%
190,400	Marvel Entertainment, Inc.*(8)	4,462,976

	Transportation — 1.3%
85,800	General Maritime Corp. (Marshall Islands)	2,394,678
136,862	Genesee & Wyoming, Inc. — Class A*	3,947,100
84,700	GulfMark Offshore, Inc.*(8)	4,121,502
3,900	Knightsbridge Tankers, Ltd. (Bermuda)	104,910
19,700	Landstar System, Inc.	826,809
13,700	UTI Worldwide, Inc. (British Virgin Islands)	314,826
124,952	Vitran Corp., Inc. — Class A (Canada)*	2,069,205

		13,779,030

	Utilities — 2.5%
62,361	Atmos Energy Corp.	1,766,064
31,200	Avista Corp.	634,920
113,500	Black Hills Corp.(8)	4,655,770
26,700	El Paso Electric Company*	617,571
4,630	Middlesex Water Company	87,507
44,584	New Jersey Resources Corp.(8)	2,210,921
122,200	Nicor, Inc.(8)	5,242,379
20,000	Ormat Technologies, Inc.(8)	926,800
185,814	PNM Resources, Inc.(8)	4,325,750

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

3,200	Portland General Electric Company	$88,960
80,700	Unisource Energy Corp.	2,412,123
89,197	Westar Energy, Inc.	2,190,678
62,239	WGL Holdings, Inc.	2,109,280

		27,268,723

	Total Common Stocks (Cost $994,592,780)	1,051,211,323

Principal

	Short Term US Treasury Security — 0.1%
$750,000	US Treasury Bill 3.88%, 12/20/07 (5) (Cost $743,372)	743,372

	Securities Lending Collateral — 26.2%
284,181,124	Securities Lending Collateral Investment (Note 3) (Cost $284,181,124)	284,181,124

	Total Securities (Cost $1,279,517,276)	1,336,135,819

Principal		Value
	Repurchase Agreements — 2.4%
26,450,964	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $26,460,398 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.28%-5.63%, due 01/25/33 — 07/01/33, with a total value of $5,944,798 and various Freddie Mac Adjustable Rate Mortgages, 6.10%-6.25% due 01/15/33 — 12/15/34, with a total value of $21,041,021) (Cost $26,450,964)	26,450,964

	Total Investments — 125.8% (Cost $1,305,968,240)	1,362,586,783
	Liabilities less other assets — (25.8)%	(279,395,509)

	Net Assets — 100.0%	$1,083,191,274

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $1,305,968,240.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$121,250,317
Gross unrealized depreciation	(64,631,774)

Net unrealized appreciation	$56,618,543

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks — 97.9%
	Aerospace and Defense — 3.5%
31,900	Aerovironment, Inc.*	$734,019
17,400	Curtiss-Wright Corp.	826,500
21,000	Esterline Technologies Corp.*	1,198,050
25,620	Moog, Inc. — Class A*	1,125,743
22,400	Teledyne Technologies, Inc.*	1,195,936
23,870	TransDigm Group, Inc.*	1,091,098

		6,171,346

	Agriculture — 0.4%
13,700	The Andersons, Inc.(8)	657,874

	Apparel: Manufacturing and Retail — 4.9%
54,650	Aeropostale, Inc.*	1,041,629
16,200	Crocs, Inc.*	1,089,450
20,300	Genesco, Inc.*	936,439
15,500	J Crew Group, Inc.*(8)	643,250
38,400	Maidenform Brands, Inc.*	609,792
9,400	Phillips-Van Heusen Corp.	493,312
35,200	Stage Stores, Inc.	641,696
43,193	The Dress Barn, Inc.*	734,713
13,900	The Men’s Wearhouse, Inc.	702,228
30,600	The Warnaco Group, Inc.*(8)	1,195,542
117,300	The Wet Seal, Inc. — Class A*	453,951

		8,542,002

	Automobile: Retail — 0.9%
46,200	Asbury Automotive Group, Inc.	915,222
26,365	Sonic Automotive, Inc.	631,178

		1,546,400

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
31,000	Aftermarket Technology Corp.*	983,940
46,249	Amerigon, Inc.*	800,570

		1,784,510

	Banks — 2.3%
16,200	City Bank(8)	465,264
18,200	Green Bankshares, Inc.	663,390
21,505	Prosperity Bancshares, Inc.(8)	713,106
20,000	Sterling Financial Corp. — Spokane	538,200
13,600	SVB Financial Group*(8)	644,096
19,300	United Community Banks, Inc. — Georgia(8)	473,236
19,792	Western Alliance Bancorp*(8)	466,497

		3,963,789

	Business Services and Supplies — 2.1%
128,800	CBIZ, Inc.*(8)	1,023,960
28,100	FTI Consulting, Inc.*(8)	1,413,711
	Common Stocks (continued)
	Business Services and Supplies (continued)

20,100	ICF International, Inc.*	554,358
54,100	Navigant Consulting, Inc.*(8)	684,906

		3,676,935

	Chemicals — 2.1%
29,900	HB Fuller Company	887,432
50,805	ICO, Inc.*	715,334
60,500	Landec Corp.*	935,330
38,100	Sensient Technologies Corp.	1,099,947

		3,638,043

	Collectibles — 0.2%
8,900	Sotheby’s	425,331

	Commercial Services — 1.1%
33,300	Euronet Worldwide, Inc.*	991,341
23,200	Steiner Leisure, Ltd. (Bahama Islands)*	1,006,880

		1,998,221

	Computer Equipment, Software and Services — 13.0%
120,076	Actuate Corp.*	774,490
46,500	ANSYS, Inc.*	1,588,906
56,732	Aspen Technology, Inc.*	812,402
59,400	Bluephoenix Solutions, Ltd. (Israel)*(8)	1,093,554
72,100	Bottomline Technologies, Inc.*	903,413
32,100	Checkpoint Systems, Inc.*	847,119
37,900	COMSYS IT Partners, Inc.*	637,099
58,000	Epicor Software Corp.*	798,660
36,729	EPIQ Systems, Inc.*(8)	691,240
15,800	FARO Technologies, Inc.*	697,570
31,800	Hutchinson Technology, Inc.*	782,280
77,925	Interwoven, Inc.*	1,108,873
41,700	Jack Henry & Associates, Inc.	1,078,362
31,826	Manhattan Associates, Inc.*	872,351
27,895	Mentor Graphics Corp.*	421,215
48,900	Nuance Communications, Inc.*(8)	944,259
54,300	Omnicell, Inc.*	1,549,722
24,600	Progress Software Corp.*(8)	745,380
58,500	Quest Software, Inc.*	1,003,860
63,700	Radiant Systems, Inc.*	1,008,371
23,644	SPSS, Inc.*	972,714
82,700	SumTotal Systems, Inc.*	484,622
17,566	Synaptics, Inc.*	838,952
22,600	Taleo Corp. — Class A*	574,266

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

33,486	The Ultimate Software Group, Inc.*	$1,168,661

		22,398,341

	Construction Services and Supplies — 1.7%
25,918	Apogee Enterprises, Inc.	672,313
21,000	Drew Industries, Inc.*	854,280
28,989	Integrated Electrical Services, Inc.*	742,408
30,032	Interline Brands, Inc.*	690,436

		2,959,437

	Consumer Goods and Services — 1.7%
44,700	Elizabeth Arden, Inc.*	1,205,112
29,800	Fossil, Inc.*(8)	1,113,328
23,300	Jarden Corp.*	720,902

		3,039,342

	Education — 0.2%
5,300	Capella Education Company*(8)	296,323

	Electronics — 1.0%
55,600	Methode Electronics, Inc.	836,780
35,600	Plexus Corp.*	975,440

		1,812,220

	Environmental Waste Management and Recycling Services — 0.7%
22,100	Waste Connections, Inc.*	701,896
18,602	Waste Industries USA, Inc.	532,389

		1,234,285

	Financial Services — 0.6%
38,900	Interactive Data Corp.	1,096,980

	Food and Beverage — 1.5%
15,800	Central European Distribution Corp.*	756,978
22,200	Sanderson Farms, Inc.(8)	925,074
26,900	The Hain Celestial Group, Inc.*	864,297

		2,546,349

	Insurance — 4.8%
24,400	Delphi Financial Group, Inc. — Class A	986,248
16,000	FBL Financial Group, Inc. — Class A	631,840
21,100	FPIC Insurance Group, Inc.*	908,355
30,212	Harleysville Group, Inc.	966,180
18,700	Infinity Property & Casualty Corp.	752,114
22,400	IPC Holdings, Ltd. (Bermuda)	646,240
	Common Stocks (continued)
	Insurance (continued)

21,900	Platinum Underwriters Holdings, Ltd. (Bermuda)	787,524
17,700	ProAssurance Corp.*	953,499
17,500	RLI Corp.	992,600
18,200	Zenith National Insurance Corp.	816,998

		8,441,598

	Internet Services — 6.4%
6,400	Blue Coat Systems, Inc.*	504,064
19,100	Digital River, Inc.*(8)	854,725
51,974	eResearchTechnology, Inc.*(8)	591,984
57,000	GigaMedia, Ltd. (Singapore)*	921,120
59,047	LivePerson, Inc.*	363,730
9,600	Priceline.com, Inc.*(8)	852,000
53,845	RADVision, Ltd. (Israel)*	945,518
32,022	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	1,191,538
29,900	Shutterfly, Inc.*(8)	954,109
89,400	SonicWALL, Inc.*	780,462
63,300	SupportSoft, Inc.*	369,672
60,374	Think Partnership, Inc.*	90,561
26,400	VASCO Data Security International, Inc.*(8)	932,184
56,200	Vignette Corp.*	1,127,934
25,158	Vocus, Inc.*	735,620

		11,215,221

	Leisure and Recreation — 0.2%
26,137	Dover Downs Gaming & Entertainment, Inc.	271,563

	Machinery — 1.6%
4,934	Astec Industries, Inc.*	283,458
44,600	Columbus McKinnon Corp.*	1,110,094
59,400	Flow International Corp.*(8)	523,908
19,518	Tennant Company	950,527

		2,867,987

	Manufacturing — 4.6%
11,700	Ameron International Corp.	1,237,509
24,600	AptarGroup, Inc.	931,602
34,060	Barnes Group, Inc.	1,087,195
15,091	Ceradyne, Inc.*(8)	1,142,992
32,208	Encore Wire Corp.	809,387
20,358	EnPro Industries, Inc.*	826,535
21,100	FLIR Systems, Inc.*(8)	1,168,729
40,200	Sturm, Ruger & Company, Inc.*	719,982

		7,923,931

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Medical Equipment, Supplies, and Services — 8.0%
25,800	AmSurg Corp.*	$595,206
74,478	Bruker BioSciences Corp.*	655,406
24,000	CONMED Corp.*	671,760
23,400	Hologic, Inc.*(8)	1,427,401
14,907	ICON PLC (ADR) (Ireland)*	760,704
22,969	Illumina, Inc.*(8)	1,191,632
26,800	Immucor, Inc.*	958,100
25,600	inVentiv Health, Inc.*	1,121,792
38,837	LHC Group, Inc.*	833,830
24,700	MedCath Corp.*	678,262
67,900	Natus Medical, Inc.*	1,082,326
51,995	Phase Forward, Inc.*	1,040,420
20,831	SurModics, Inc.*(8)	1,020,927
61,443	Third Wave Technologies*	530,253
47,400	Zoll Medical Corp.*	1,228,609

		13,796,628

	Metals and Mining — 0.6%
118,596	Northgate Minerals Corp. (Canada)*	336,813
16,100	Universal Stainless & Alloy Products, Inc.*	640,619

		977,432

	Oil, Coal and Gas — 5.5%
26,300	Alon USA Energy, Inc.(8)	888,414
25,600	Bill Barrett Corp.*(8)	1,008,895
28,800	Comstock Resources, Inc.*	888,192
6,800	Core Laboratories NV (the Netherlands)*	866,252
106,300	Grey Wolf, Inc.*	696,265
29,953	Hercules Offshore, Inc.*(8)	782,073
24,200	Massey Energy Company	528,044
46,850	Natural Gas Services Group*	806,289
16,600	Oil States International, Inc.*(8)	801,780
101,600	Parker Drilling Company*	824,992
86,300	PetroQuest Energy, Inc.*	925,999
13,600	T-3 Energy Services, Inc.*	579,904

		9,597,099

	Paper and Forest Products — 0.4%
47,046	Buckeye Technologies, Inc.*	712,276

	Pharmaceuticals/Research and Development — 7.1%
89,299	Albany Molecular Research, Inc.*	1,348,415
47,341	Bradley Pharmaceuticals, Inc.*	861,606
36,500	Cubist Pharmaceuticals, Inc.*	771,245
24,113	Exponent, Inc.*	604,995
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

23,404	Kendle International, Inc.*(8)	971,968
18,300	Obagi Medical Products, Inc.*	338,001
88,869	Oculus Innovative Sciences, Inc.*(8)	659,408
25,200	PAREXEL International Corp.*	1,040,004
43,900	PDL BioPharma, Inc.*	948,679
57,300	PetMed Express, Inc.*	802,773
31,500	Pharmanet Development Group, Inc.*	914,445
50,100	Sciele Pharma, Inc.*(8)	1,303,602
14,800	United Therapeutics Corp.*(8)	984,792
37,400	ViroPharma, Inc.*(8)	332,860
11,300	West Pharmaceutical Services, Inc.	470,758

		12,353,551

	Retail — 0.8%
52,300	EZCORP, Inc. — Class A*	703,435
74,700	LJ International, Inc. (British Virgin Islands)*(8)	366,777
8,000	Longs Drug Stores Corp.	397,360

		1,467,572

	Retail: Restaurants — 1.7%
18,900	Bob Evans Farms, Inc.	570,402
15,100	Jack in the Box, Inc.*(8)	979,084
43,700	O’Charley’s, Inc.	662,492
59,000	Texas Roadhouse, Inc. — Class A*	690,300

		2,902,278

	Retail: Supermarkets — 0.8%
22,000	Ingles Markets, Inc. — Class A	630,520
31,035	Spartan Stores, Inc.	699,219

		1,329,739

	Rubber Products — 0.5%
36,500	Cooper Tire & Rubber Company	890,600

	Scientific and Technical Instruments — 0.3%
38,409	Zygo Corp.*	500,469

	Security Service and Devices — 1.4%
59,500	Cogent, Inc.*(8)	932,960
38,500	LoJack Corp.*	729,960
32,700	Macrovision Corp.*	805,401

		2,468,321

	Semiconductors — 4.5%
27,200	AMIS Holdings, Inc.*	264,112
36,700	ANADIGICS, Inc.*(8)	663,536

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

14,400	Cabot Microelectronics Corp.*	$615,600
103,600	Cirrus Logic, Inc.*	663,040
83,600	LTX Corp.*	298,452
28,400	Monolithic Power Systems, Inc.*	721,360
54,306	Pericom Semiconductor Corp.*	636,466
31,100	Semtech Corp.*	636,928
38,900	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*	875,639
23,000	Standard Microsystems Corp.*	883,660
114,100	TriQuint Semiconductor, Inc.*	560,231
52,000	Zoran Corp.*	1,050,400

		7,869,424

	Storage Facilities — 0.3%
20,300	Mobile Mini, Inc.*	490,448

	Telecommunications Equipment and Services — 6.9%
53,800	ADC Telecommunications, Inc.*	1,055,018
26,200	ADTRAN, Inc.	603,386
29,900	Atheros Communications*(8)	896,103
72,100	Avici Systems, Inc.	768,586
26,100	Cbeyond, Inc.*(8)	1,064,619
49,628	Ceragon Networks Ltd. (Israel)*	942,932
14,300	Comtech Telecommunications Corp.*	764,907
15,518	General Cable Corp.*(8)	1,041,568
27,400	General Communication, Inc. — Class A*	332,636
86,500	Intervoice, Inc.*	812,235
29,700	NICE Systems, Ltd. (ADR) (Israel)*	1,064,448
14,000	Novatel Wireless, Inc.*(8)	317,100
55,800	Oplink Communications, Inc.*	762,228
84,000	Sirenza Microdevices, Inc.*	1,452,361
15,670	Tollgrade Communications, Inc*	158,580

		12,036,707

	Transportation — 2.6%
41,000	Celadon Group, Inc.*	482,570
16,200	Excel Maritime Carriers, Ltd. (Liberia)(8)	903,960
	Common Stocks (continued)
	Transportation (continued)

19,600	GulfMark Offshore, Inc.*(8)	953,736
30,400	Heartland Express, Inc.(8)	434,112
29,100	Hub Group, Inc. — Class A*	873,873
21,600	TBS International, Ltd. — Class A (Bermuda)*	891,000

		4,539,251

	Total Common Stocks (Cost $152,166,730)	170,439,823

Principal

	Securities Lending Collateral — 21.5%
$37,426,428	Securities Lending Collateral Investment (Note 3) (Cost $37,426,428)	37,426,428

	Total Securities (Cost $189,593,158)	207,866,251

	Repurchase Agreements — 1.1%
1,922,764	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $1,923,450 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 6.25%, due 01/15/33, with a value of $1,963,656) (Cost $1,922,764)	1,922,764

	Total Investments — 120.5% (Cost $191,515,922)	209,789,015
	Liabilities less other assets — (20.5)%	(35,683,138)

	Net Assets — 100.0%	$174,105,877

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $191,515,922.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$25,179,780
Gross unrealized depreciation	(6,906,687)

Net unrealized appreciation	$18,273,093

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares		Value	Country

	Common Stocks — 98.6%
	Advertising — 0.1%
34,317	Publicis Groupe	$1,411,266	FRA

	Aerospace and Defense — 1.0%
66,236	Finmeccanica SpA	1,929,598	ITA
373,406	Gamesa Corporacion Tecnologica, SA	15,254,929	SPA
258,464	Safran SA(8)	6,239,666	FRA

		23,424,193

	Agriculture — 0.4%
11,951,000	Chaoda Modern Agriculture (Holdings), Ltd.	9,715,948	CAY

	Airlines — 1.2%
3,537,400	Qantas Airways, Ltd.	17,515,128	AUS
160,347	Ryanair Holdings PLC (ADR)*(8)	6,656,004	IRE
347,667	Singapore Airlines, Ltd.	4,353,147	SIN

		28,524,279

	Apparel: Manufacturing and Retail — 0.8%
1,360,587	Burberry Group PLC	18,289,310	BRI

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 7.9%
127,500	Alpine Electronics, Inc.(8)	1,878,118	JPN
648,000	Calsonic Kansei Corp.(8)	2,532,991	JPN
444,224	DaimlerChrysler AG	44,746,288	GER
2,059,000	Fuji Heavy Industries, Ltd.(8)	9,052,322	JPN
10,200	Georg Fischer AG	7,021,945	SWI
1,726,700	GKN PLC	12,506,212	BRI
967,000	Hino Motors, Ltd.	7,391,512	JPN
351,600	Honda Motor Company, Ltd.	11,815,401	JPN
1,442,800	Nissan Motor Company, Ltd.	14,457,518	JPN
88,800	PSA Peugeot Citroen SA	7,329,018	FRA
189,600	Suzuki Motor Corp.	5,612,153	JPN
159,100	Toyota Auto Body Company, Ltd.	2,635,853	JPN
608,200	Toyota Motor Corp.	35,899,499	JPN
104,788	Valeo SA	5,830,464	FRA
86,181	Volkswagen AG	19,478,033	GER

		188,187,327

	Banks — 18.2%
232,400	Allied Irish Banks PLC	5,633,643	IRE
192,100	Alpha Bank AE	6,694,727	GRC
	Common Stocks (continued)
	Banks (continued)

279,900	Banco Bilbao Vizcaya Argentaria SA	6,561,589	SPA
802,600	Banco Comercial Portugues SA — Class R	3,330,400	POR
217,705	Banco Espirito Santo, SA	4,935,939	POR
1,451,800	Banco Santander Central Hispano SA	28,216,747	SPA
2,469,900	Barclays PLC	30,093,089	BRI
312,600	BNP Paribas SA	34,207,007	FRA
266,800	Canadian Imperial Bank of Commerce(8)	26,651,835	CDA
1,992,500	China Merchants Bank Company, Ltd. — Class H	8,752,918	CHN
308,700	Commonwealth Bank of Australia	15,446,628	AUS
155,100	Credit Agricole SA	5,982,509	FRA
357,700	Credit Suisse Group	23,749,375	SWI
183,400	Danske Bank A/S	7,445,944	DEN
84,100	Deutsche Bank AG	10,838,586	GER
83,901	Dexia	2,541,125	BEL
582,100	DNB NOR ASA	8,929,222	NOR
89,200	ForeningsSparbanken AB	2,982,977	SWE
367,000	Fortis	10,806,633	BEL
1,107,700	HBOS PLC	20,725,809	BRI
1,082,900	Intesa Sanpaolo	8,361,633	ITA
135,043	Julius Baer Holding, Ltd.	10,097,052	SWI
253,800	Laurentian Bank of Canada(8)	10,882,793	CDA
2,574,600	Lloyds TSB Group PLC	28,576,901	BRI
95,600	Macquarie Bank, Ltd.	7,159,708	AUS
231,600	National Bank of Canada(8)	12,690,092	CDA
191,494	National Bank of Greece SA	12,205,821	GRC
1,472,300	Nordea Bank AB	25,657,468	SWE
375,342	SNS Reaal	8,504,629	NET
102,600	Societe Generale	17,216,875	FRA
396,719	Suncorp-Metway, Ltd.	7,146,181	AUS
228,878	Svenska Handelsbanken AB — Class A	7,103,490	SWE
685,000	The Sumitomo Trust and Banking Company, Ltd.	5,182,301	JPN
138,300	UBS AG	7,436,186	SWI

		432,747,832

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)

	Broadcast Services/Media — 0.7%
242,400	Rogers Communications, Inc. — Class B	$11,034,908	CDA
143,800	Vivendi Universal SA	6,069,528	FRA

		17,104,436

	Business Services and Supplies — 0.4%
1,117,000	Marubeni Corp.	10,249,580	JPN

	Chemicals — 1.2%
6,140	Arkema*	373,940	FRA
56,300	Ciba Specialty Chemicals AG	2,870,006	SWI
264,800	Methanex Corp.(8)	6,663,594	CDA
941,500	Mitsubishi Chemical Holdings Corp.	8,196,580	JPN
171,800	Nova Chemicals Corp.	6,617,059	CDA
597,500	Sumitomo Bakelite Company, Ltd.(8)	3,438,362	JPN

		28,159,541

	Computer Equipment, Software and Services — 1.3%
103,228	Business Objects SA*	4,607,296	FRA
1,137,600	CGI Group, Inc. — Class A*	13,026,959	CDA
407,460	Logitech International SA*	12,130,181	SWI
66,900	Open Text Corp.*(8)	1,746,065	CDA

		31,510,501

	Construction Services and Supplies — 1.9%
353,700	Barratt Developments PLC	5,413,053	BRI
8,800	Cementos Portland Valderrivas SA	957,440	SPA
1,825,000	China Communications Construction Company, Ltd. — Class H	4,338,391	CHN
15,600	Ciments Francais SA	2,742,341	FRA
139,900	Compagnie de Saint-Gobain	14,600,703	FRA
43,500	Lafarge SA	6,739,432	FRA
91,000	Maeda Road Construction Company, Ltd.	796,988	JPN
910,000	Sanwa Shutter Corp.	5,101,989	JPN
897,035	Taylor Wimpey PLC	5,060,932	BRI

		45,751,269

	Consumer Goods and Services — 1.7%
302,100	Electrolux AB — Series B(8)	6,399,133	SWE
29,370	Husqvarna AB — Class A	374,867	SWE
1,655	Japan Tobacco, Inc.	9,091,586	JPN
	Common Stocks (continued)
	Consumer Goods and Services (continued)

123,598	Luxottica Group SpA	4,206,958	ITA
364,728	Reckitt Benckiser PLC	21,431,825	BRI

		41,504,369

	Diversified Operations and Services — 2.9%
189,300	BASF AG	26,183,437	GER
1,041,607	Brambles, Ltd.	13,642,225	AUS
1,538,000	China Resources Enterprise, Ltd.	6,528,811	HNG
515,900	Mitsubishi Corp.	16,348,548	JPN
334,000	Sumitomo Corp.	6,455,230	JPN

		69,158,251

	Electronics — 1.3%
64,200	Fanuc, Ltd.	6,544,918	JPN
1,314,960	Hon Hai Precision Industry Company, Ltd.	9,912,062	TWN
19,100	Hosiden Corp.	285,673	JPN
73,723	LG Electronics, Inc.	6,887,365	KOR
810,100	Toshiba Tec Corp.	5,007,365	JPN
15,830	Yamada Denki Company, Ltd.	1,566,945	JPN

		30,204,328

	Energy Services — 2.2%
205,000	LDK Solar Company, Ltd. (ADR)*(8)	14,124,500	CHN
149,350	Renewable Energy Corp. AS*	6,884,020	NOR
260,500	Suntech Power Holdings Company, Ltd. (ADR)*(8)	10,393,950	CAY
262,600	Vestas Wind Systems A/S*	20,745,194	DEN

		52,147,664

	Financial Services — 5.3%
535,600	Alliance & Leicester PLC	8,679,034	BRI
983,100	Bradford & Bingley PLC	6,094,610	BRI
495,000	Daiwa Securities Group, Inc.	4,714,491	JPN
226,900	Hitachi Capital Corp.	2,854,399	JPN
2,089,366	Invesco PLC	28,278,085	BRI
319,800	Irish Life & Permanent PLC	7,091,093	IRE
2,787,354	Man Group PLC	31,565,696	BRI
51,800	Muenchener Rueckversicherungs-Gesellschaft AG	9,954,680	GER
255,700	Nomura Holdings, Inc.	4,287,452	JPN

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Financial Services (continued)

132,700	Promise Company, Ltd.(8)	$3,234,754	JPN
365,554	Schroders PLC	10,373,699	BRI
119,100	Sun Life Financial, Inc.(8)	6,250,460	CDA
98,300	Takefuji Corp.(8)	1,951,195	JPN

		125,329,648

	Food and Beverage — 1.9%
1,000	Asahi Breweries, Ltd.	15,235	JPN
102,334	East Asiatic Company, Ltd. (A/S Det Ostasiatiske Kompagni)	7,643,877	DEN
265,300	Katokichi Company, Ltd.	1,214,885	JPN
43,942	Nestle SA	19,739,461	SWI
1,537,300	Northern Foods PLC	3,074,546	BRI
389,900	Tate & Lyle PLC	3,210,885	BRI
311,257	Unilever NV — CVA	9,609,069	NET

		44,507,958

	Insurance — 4.1%
441,800	Aviva PLC	6,652,872	BRI
79,100	CNP Assurances	10,118,628	FRA
1,939,300	Friends Provident PLC	6,824,629	BRI
564,500	ING Groep NV	25,058,055	NET
1,003,300	Milano Assicurazioni SpA	8,397,949	ITA
1,472,000	Old Mutual PLC	4,827,774	BRI
5,458,900	Royal & Sun Alliance Insurance Group PLC	17,255,965	BRI
94,700	Swiss Re(8)	8,434,950	SWI
36,300	Zurich Financial Services AG	10,889,221	SWI

		98,460,043

	Internet Services — 0.6%
252,600	Ctrip.com International, Ltd. (ADR)	13,084,680	CAY

	Leisure and Recreation — 0.5%
198,900	Sankyo Company, Ltd.	8,051,931	JPN
165,400	TUI AG	4,443,454	GER

		12,495,385

	Machinery — 0.4%
15,900	Rieter Holding AG	8,603,822	SWI

	Manufacturing — 2.0%
121,979	Alstom	24,798,049	FRA
130,100	Ibiden Company, Ltd.	10,952,570	JPN
704,000	Kurabo Industries, Ltd.	1,752,875	JPN
	Common Stocks (continued)
	Manufacturing (continued)

38,700	Siemens AG	5,320,867	GER
1,155,936	Tomkins PLC	5,374,565	BRI

		48,198,926

	Medical Equipment, Supplies, and Services — 1.2%
198,471	Essilor International SA CIE Generale D’Optique	12,452,428	FRA
170,744	Sonova Holding AG	17,129,396	SWI

		29,581,824

	Metals and Mining — 6.5%
93,400	Alcan, Inc.	9,317,933	CDA
751,300	BlueScope Steel, Ltd.	7,166,660	AUS
947,200	Companhia Vale do Rio Doce (ADR)(8)	32,138,496	BRA
695,899	Minara Resources, Ltd.	4,019,964	AUS
37,300	Norddeutsche Affinerie AG	1,638,188	GER
141,900	Rautaruukki Oyj	8,597,525	FIN
181,786	Rio Tinto PLC	15,725,376	BRI
72,828	Salzgitter AG	14,304,173	GER
308,300	Sims Group, Ltd.	8,830,840	AUS
341,100	ThyssenKrupp AG	21,722,246	GER
33,335	Vallourec SA	9,601,877	FRA
143,925	voestalpine AG	12,436,929	AST
149,276	Xstrata PLC	9,907,783	BRI

		155,407,990

	Office Equipment, Supplies, and Services — 0.5%
95,000	Brother Industries, Ltd.	1,215,775	JPN
48,289	Oce NV	1,014,962	NET
315,000	Ricoh Company, Ltd.	6,663,910	JPN
3,314,500	TPV Technology, Ltd.	2,387,646	HNG

		11,282,293

	Oil, Coal and Gas — 7.9%
1,487,200	BP PLC	17,267,954	BRI
1,599,200	Cosmo Oil Company, Ltd.	7,629,492	JPN
134,000	EnCana Corp.	8,285,327	CDA
635,400	Eni SpA	23,548,203	ITA
1,491,000	Nippon Oil Corp.	13,850,146	JPN
174,800	Norsk Hydro ASA	7,603,172	NOR
72,300	Petroleo Brasileiro SA — Petrobras (ADR)(8)	5,458,650	BRA
287,000	Repsol YPF SA	10,251,654	SPA
1,290,100	Royal Dutch Shell PLC — Class B	53,107,636	BRI

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

109,930	Saipem SpA	$4,690,100	ITA
474,400	Showa Shell Sekiyu KK	6,100,107	JPN
99,000	Suncor Energy, Inc.	9,401,840	CDA
245,600	Total SA	19,969,164	FRA

		187,163,445

	Paper and Forest Products — 0.2%
1,038,000	Oji Paper Company, Ltd.	5,024,403	JPN

	Pharmaceuticals/Research and Development — 3.2%
310,500	AstraZeneca PLC	15,558,080	BRI
338,900	Biovail Corp.	5,901,320	CDA
54,798	CSL, Ltd.	5,217,463	AUS
235,900	Elan Corp. PLC (ADR)*(8)	4,963,336	IRE
285,300	GlaxoSmithKline PLC	7,570,898	BRI
143,500	Sanofi-Aventis	12,150,563	FRA
472,427	Shire PLC	11,608,694	BRI
476,000	Tanabe Seiyaku Company, Ltd.	6,008,793	JPN
180,100	Teva Pharmaceutical Industries, Ltd. (ADR)	8,009,047	ISR

		76,988,194

	Printing and Publishing — 0.4%
505,300	Quebecor World, Inc.*	4,892,213	CDA
439,000	Toppan Printing Company, Ltd.	4,521,281	JPN

		9,413,494

	Real Estate Development and Services — 0.5%
691,000	Sun Hung Kai Properties, Ltd.	11,644,295	HNG

	Retail — 2.3%
849,624	Arcandor AG*(8)	28,446,522	GER
2,332,175	Carphone Warehouse PLC	16,629,131	BRI
1,912,500	Dixons Group PLC	5,282,516	BRI
590,900	JJB Sports PLC	1,861,831	BRI
10,300	Valora Holding AG	2,060,442	SWI

		54,280,442

	Retail: Restaurants — 0.1%
112,200	Plenus Company, Ltd.(8)	1,834,428	JPN

	Retail: Supermarkets — 1.3%
3,323,704	Tesco PLC	29,870,311	BRI

	Semiconductors — 2.4%
3,783,389	ARM Holdings PLC	11,920,853	BRI
	Common Stocks (continued)
	Semiconductors (continued)

885,846	ASML Holding NV	29,368,752	NET
896,360	Infineon Technologies AG*	15,453,009	GER

		56,742,614

	Telecommunications Equipment and Services — 8.9%
3,064,800	BT Group PLC	19,250,683	BRI
927,500	China Mobile, Ltd.	15,188,195	HNG
159,600	Elcoteq Network Corp. — Class A	1,078,737	FIN
441,438	France Telecom SA	14,786,215	FRA
250,300	Millicom International Cellular SA*(8)	21,000,170	LUX
1,588,500	MobileOne, Ltd.	2,192,141	SIN
3,200	Nippon Telegraph and Telephone Corp.(8)	14,960,171	JPN
1,006,728	Nokia Oyj	38,271,597	FIN
9,500	NTT DoCoMo, Inc.	13,563,749	JPN
315,300	Research In Motion, Ltd.	31,072,815	CDA
26,200	Swisscom AG	9,963,539	SWI
766,654	Telefonica SA	21,459,718	SPA
1,646,500	Vodafone Group PLC	5,945,824	BRI
395,600	VTech Holdings, Ltd.	2,926,092	BER

		211,659,646

	Toys — 0.4%
19,400	Nintendo Company, Ltd.	10,099,856	JPN

	Transportation — 1.4%
722,000	Mitsui OSK Lines, Ltd.	11,697,575	JPN
2,535,000	Neptune Orient Lines, Ltd.	9,044,429	SIN
1,367,100	Orient Overseas International, Ltd.	13,004,760	BER

		33,746,764

	Utilities — 3.4%
95,900	ATCO, Ltd. — Class I	5,600,795	CDA
291,300	Hokkaido Electric Power Company, Inc.	6,302,011	JPN
317,135	Iberdrola SA	18,631,409	SPA
175,000	Kyushu Electric Power Company, Inc.	4,631,524	JPN
418,100	The Kansai Electric Power Company, Inc.	9,554,803	JPN
421,066	Veolia Environment	36,259,307	FRA

		80,979,849

	Total Common Stocks (Cost $1,785,825,731)	2,344,490,404

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Principal		Value	Country

	Securities Lending Collateral — 7.1%
$167,964,603	Securities Lending Collateral Investment (Note 3) (Cost $167,964,603)	$167,964,603	USA

	Total Securities (Cost $1,953,790,334)	2,512,455,007

	Repurchase Agreements — 0.5%
12,110,842	With State Street Bank and Trust, dated 09/28/07, 4.28%, due 10/01/07, repurchase proceeds at maturity $12,115,161 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.15% — 4.46%, due 05/01/33, with a total value of $12,353,968) (Cost $12,110,842)	12,110,842	USA

	Total Investments — 106.2% (Cost $1,965,901,176)	2,524,565,849
	Liabilities less other assets — (6.2)%	(146,847,228)

	Net Assets — 100.0%	$2,377,718,621

The aggregate cost of securities for federal income tax purposes at September 30, 2007 is $1,965,901,176.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$598,777,672
Gross unrealized depreciation	(40,112,999)

Net unrealized appreciation	$558,664,673

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	3.41%
Austria (AST)	0.49
Belgium (BEL)	0.53
Bermuda (BER)	0.73
Brazil (BRA)	1.49
Canada (CDA)	6.74
Cayman Islands (CAY)	1.31
China (CHN)	1.08
Denmark (DEN)	1.42
Finland (FIN)	1.90
France (FRA)	10.04
Germany (GER)	8.02
Greece(GRC)	0.75
Hong Kong (HNG)	1.32
Ireland (IRE)	0.96
Israel (ISR)	0.32
Italy (ITA)	2.03
Japan (JPN)	13.16
Luxembourg (LUX)	0.83
Norway (NOR)	0.93
Portugal (POR)	0.33
Singapore (SIN)	0.62
South Korea (KOR)	0.27
Spain (SPA)	4.01
Sweden (SWE)	1.68
Switzerland (SWI)	5.94
Taiwan (TWN)	0.39
The Netherlands (NET)	2.91
United Kingdom (BRI)	19.26
United States (USA)	7.13

Total Percentage	100.00%

See notes to portfolios of investments.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO OF INVESTMENTS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
September 30, 2007
(Unaudited)

Footnotes:

*	Non-income producing security.
144A	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)	Variable rate security. The rate shown was in effect at September 30, 2007.
2)	Quarterly reset provision. The rate shown was in effect at September 30, 2007.
3)	Monthly reset provision. The rate shown was in effect at September 30, 2007.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at September 30, 2007.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at September 30, 2007.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at September 30, 2007.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at September 30, 2007.

Series	Market Value	Percentage

High Yield Bond	$6,553,354	1.20%

15)	Principal amount for this security is denominated in Australian Dollars.
16)	Principal amount for this security is denominated in British Pound Sterling.
17)	Principal amount for this security is denominated in Canadian Dollars.
18)	Principal amount for this security is denominated in Danish Krone.
19)	Principal amount for this security is denominated in Euros.
20)	Principal amount for this security is denominated in Hong Kong Dollars.
21)	Principal amount for this security is denominated in Japanese Yen.
22)	Principal amount for this security is denominated in Mexican Pesos.
23)	Principal amount for this security is denominated in New Zealand Dollars.
24)	Principal amount for this security is denominated in Swedish Krona.
25)	Principal amount for this security is denominated in Swiss Francs.
26)	Principal amount for this security is denominated in Taiwan Dollars.
27)	Illiquid security. Refer to Note 2K.

Abbreviations:
ADR	American Depository Receipt.
FDR	Foreign Depository Receipt.
GDR	Global Depository Receipt.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

•	Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

•	Footnotes and abbreviations may or may not appear in each portfolio of investments.

See notes to portfolios of investments.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1.	Organization and Business

Diversified Investors Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio), the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a “Series”). The Inflation-Protected Securities Portfolio changed its name from the Intermediate Government Bond Portfolio on May 1, 2007. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital. Prior to May 1, 2007, the investment objective of the Intermediate Government Bond Portfolio was to provide as high a level of current income as is consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Value & Income — The Series’ goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Growth & Income — The Series’ goal is to provide capital appreciation and current income.

Equity Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Aggressive Equity — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid-Cap Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid-Cap Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

1.	Organization and Business (continued)

Small-Cap Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Special Equity — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small-Cap Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2.	Significant Accounting Policies

A.	Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

B.	Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

C.	Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

D.	Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. Cross currency contracts are agreements between counterparties to exchange interest and principal payments in different currencies. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of September 30, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 4.

E.	Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended September 30, 2007 were as follows:

	Inflation-Protected Securities		Core Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2006	—	$—	34,200,000	$229,140
Call options written	16	10,035	—	—
Call options terminated in closing purchase transactions	—	—	—	—
Call options expired	—	—	—	—

Written call options outstanding at September 30, 2007	16	$10,035	34,200,000	$229,140

Written put options outstanding at December 31, 2006	—	$—	34,200,000	$372,780
Put options written	16	7,955	—	—
Put options terminated in closing purchase transactions	—	—	—	—
Put options expired	—	—	—	—

Written put options outstanding at September 30, 2007	16	$7,955	34,200,000	$372,780

	Total Return Bond		Balanced
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2006	26	$6,964	42	$11,337
Call options written	332	137,496	204	84,761
Call options terminated in closing purchase transactions	(259)	(76,080)	(204)	(67,058)
Call options expired	—	—	—	—

Written call options outstanding at September 30, 2007	99	$68,380	42	$29,040

Written put options outstanding at December 31, 2006	51	$15,432	82	$24,809
Put options written	358	115,382	195	59,900
Put options terminated in closing purchase transactions	(284)	(84,986)	(224)	(65,271)
Put options expired	—	—	—	—

Written put options outstanding at September 30, 2007	125	$45,828	53	$19,438

F.	Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Use of long futures contracts subjects the Series to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of September 30, 2007:

				Value as of	Net Unrealized
	Number of			September 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2007	(Depreciation)

Inflation-Protected Securities	19 Long	Euro Bund Future	December 2007	$3,052,845	$(20,296)
	6 Long	Long Gilt Future	December 2007	1,312,795	(2,395)
	54 Long	US Treasury Note 2 Year Future	December 2007	11,180,531	19,409
	30 Long	US Treasury Note 5 Year Future	December 2007	3,210,938	15,518
	106 Short	90 Day Euro Future	December 2007	60,460	(374)
	48 Short	US Long Bond Future	December 2007	5,344,500	27,505
	128 Short	US Treasury Note 10 Year Future	December 2007	13,988,000	(44,411)

					$(5,044)

Core Bond	346 Long	Euro Bobl Future	December 2007	$53,127,018	$(11,447)
	213 Long	Euro Bund Future	December 2007	34,223,998	(224,554)
	82 Long	US Long Bond Future	December 2007	9,130,188	8,208
	1,163 Long	US Treasury Note 10 Year Future	December 2007	127,094,094	179,801
	98 Short	US Long Bond Future	December 2007	10,911,688	17,263
	4,034 Short	US Treasury Note 5 Year Future	December 2007	431,764,063	(1,436,941)

					$(1,467,670)

Total Return Bond	10 Long	90 Day Euro Future	December 2007	$2,378,875	$4,950
	32 Long	90 Day Euro Future	June 2008	7,650,000	72,640
	82 Long	Euro Bund Future	December 2007	13,175,436	(13,565)
	97 Long	US Long Bond Future	December 2007	10,800,344	18,445
	92 Long	US Treasury Note 5 Year Future	December 2007	9,846,875	54,462
	44 Short	US Treasury Note 2 Year Future	December 2007	9,110,063	(40,674)
	173 Short	US Treasury Note 10 Year Future*	December 2007	18,905,656	(20,552)

					$75,706

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

				Value as of	Net Unrealized
	Number of			September 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2007	(Depreciation)

Balanced	7 Long	90 Day Euro Future	December 2007	$1,665,213	$3,465
	18 Long	90 Day Euro Future	June 2008	4,303,125	40,860
	33 Long	Euro Bund Future	December 2007	5,302,310	(5,731)
	21 Long	S&P 500 EMINI Future	December 2007	1,615,005	4,875
	21 Long	US Long Bond Future	December 2007	2,338,219	3,129
	36 Long	US Treasury Note 2 Year Future	December 2007	7,453,688	31,132
	77 Short	US Treasury Note 5 Year Future	December 2007	8,241,406	(44,119)
	112 Short	US Treasury Note 10 Year Future*	December 2007	12,239,500	(26,490)

					$7,121

Growth & Income	2 Long	NASDAQ 100 Future	December 2007	$422,800	$7,092
	77 Long	S&P 500 EMINI Future	December 2007	5,921,685	(8,261)
	3 Long	S&P 500 Future	December 2007	1,153,575	5,263

					$4,094

Special Equity	14 Long	Russell 2000 Future	December 2007	$5,692,400	$178,634

*	Segregated as collateral for written options.

Each Series has identified securities as collateral for their respective open futures contracts. The securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $1,904,324 of cash, and the Balanced Series has segregated $1,587,089 of cash as collateral for their respective open futures contracts.

G.	Swaps:

The Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index, credit default, and total return swaps, for hedging and non-hedging purposes. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

Outstanding swap agreements as of September 30, 2007:

Core Bond Series

Interest Rate Swaps:

	Payments made by	Payments Received
Swap Counterparty	the Series	by the Series	Termination Date	Notional Amount		Value

Citigroup Global Markets	3 month LIBOR	5.53% semi-annual	06/05/17	$17,800,000		$687,436
Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000		1,294,040
Citigroup Global Markets	3 month LIBOR	5.32% semi-annual	08/28/17	69,000,000		625,140
Citigroup Global Markets	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000		(1,325,060)
Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/18/10	100,000,000		1,215,000
Citigroup Global Markets	3 month LIBOR	5.16% semi-annual	11/07/10	66,900,000		1,676,514
Citigroup Global Markets	3 month LIBOR	4.95% semi-annual	12/12/11	23,600,000		391,524
Deutsche Bank AG	3 month STIBOR	4.49% semi-annual	08/28/10	332,900,000	(1)	(164,014)
Deutsche Bank AG	5.78% semi-annual	3 month LIBOR	07/09/17	73,200,000		(3,380,815)
Deutsche Bank AG	4.98% semi-annual	3 month LIBOR	08/29/10	49,919,000		(342,444)
Goldman Sachs Capital Markets, LP	5.07% semi-annual	3 month LIBOR	04/30/09	63,300,000		(1,131,804)
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.41% semi-annual	04/30/27	8,300,000		103,765
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000		6,074,200
Wachovia Securities	3 month LIBOR	5.20% semi-annual	09/07/11	100,000,000		1,395,000

						$7,118,482

Total Return Swaps:

		Payments	Payments
	Referenced	made by the	received by	Termination
Swap Counterparty	Obligation	Series	the Series	Date	Notional Amount	Value

Citigroup Global Markets	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	1.33% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	01/31/08	$25,965,000	$197,378
Deutsche Bank AG	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	1.11% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index + 73.1bps.	01/31/08	25,965,000	197,378
Wachovia Securities	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	0.49% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index + 20bps.	10/01/07	50,000,000	359,255

						$754,011

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

Core Bond Series (continued)

Credit Default Swaps:

		Payments
		receivable by	Termination
Swap Counterparty	Referenced Obligation	the Series	Date	Notional Amount	Value

Deutsche Bank AG	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	1.12% annual	09/20/12	$5,725,000	$72,903
Deutsche Bank AG	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	0.95% annual	09/20/12	2,010,000	12,648
Deutsche Bank AG	Republic of Colombia, 10.38%, 01/28/33	1.31% annual	08/20/12	5,350,000	75,328
Goldman Sachs Capital Markets, LP	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	1.20% annual	09/20/12	3,755,000	58,177

					$219,056

(1)	Notional amount expressed in Swedish Krona.

LIBOR - London Interbank Offered Rate.
STIBOR - Stockholm Interbank Offered Rate.

H.	Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

I.	Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

J.	Security Transactions:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2.	Significant Accounting Policies (continued)

K.	Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

L.	Recent Accounting Pronouncements:

In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Series’ financial statement disclosures.

3.	Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3.	Securities Lending (continued)

At September 30, 2007, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$41,739,800	$42,625,000
Core Bond	7,479,487	7,633,250
Total Return Bond	10,072,975	10,310,538
Balanced	15,167,882	15,626,275
Value & Income	232,332,002	247,228,602
Value	13,479,508	13,966,672
Growth & Income	74,346,264	76,779,289
Equity Growth	161,205,190	165,834,005
Aggressive Equity	30,215,470	31,039,486
Mid-Cap Value	106,471,599	110,374,527
Mid-Cap Growth	53,064,020	54,714,272
Small-Cap Value	41,931,056	43,795,148
Special Equity	273,088,911	284,181,124
Small-Cap Growth	35,895,450	37,426,428
International Equity	160,446,483	167,964,603

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3.	Securities Lending (continued)

Each Series has invested the cash collateral received from securities loaned in the following short term securities:

	High
	Quality	Core	Total Return		Value &
	Bond	Bond	Bond	Balanced	Income	Value

ABN Amro Bank NV, Time Deposit, 4.97%, 10/24/07	$1,121,261	$200,795	$271,221	$411,053	$6,503,410	$367,397
Bank of Montreal, Time Deposit, 5.52%, 10/15/07	320,360	57,370	77,492	117,443	1,858,118	104,970
Bank of Nova Scotia, Time Deposit, 5.54%, 10/17/07	480,541	86,055	116,238	176,166	2,787,175	157,456
Bank of Nova Scotia, Time Deposit, 5.34%, 10/19/07	1,121,261	200,795	271,221	411,053	6,503,410	367,397
Bank of Nova Scotia, Time Deposit, 5.00%, 10/25/07	480,541	86,055	116,238	176,166	2,787,175	157,456
Barclays PLC, Time Deposit, 5.33%, 10/04/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
Barclays PLC, Time Deposit, 5.32%, 10/09/07	480,541	86,055	116,238	176,166	2,787,175	157,456
Barclays PLC, Time Deposit, 5.33%, 10/15/07	800,901	143,425	193,729	293,609	4,645,293	262,426
Barclays PLC, Time Deposit, 5.33%, 11/05/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
BNP Paribas, Time Deposit, 5.20%, 10/01/07	2,402,702	430,274	581,188	880,828	13,935,878	787,278
BNP Paribas, Time Deposit, 5.42%, 10/15/07	961,081	172,109	232,475	352,331	5,574,352	314,911
BNP Paribas, Time Deposit, 5.00%, 10/25/07	1,121,261	200,795	271,221	411,053	6,503,410	367,397
Calyon, Time Deposit, 5.25%, 10/01/07	3,203,603	573,698	774,918	1,174,437	18,581,171	1,049,705
Calyon, Time Deposit, 5.50%, 10/16/07	640,720	114,740	154,984	234,887	3,716,234	209,941
Calyon, Time Deposit, 5.33%, 11/07/07	2,242,522	401,589	542,442	822,106	13,006,819	734,793
Canadian Imperial Bank of Commerce, Time Deposit, 5.34%, 11/09/07	800,901	143,425	193,729	293,609	4,645,293	262,426
Dexia Group, Time Deposit, 5.10%, 11/05/07	480,541	86,055	116,238	176,166	2,787,175	157,456
Fortis Bank, Time Deposit, 5.25%, 10/01/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
Fortis Bank, Time Deposit, 5.60%, 10/12/07	961,081	172,109	232,476	352,331	5,574,352	314,911
Fortis Bank, Time Deposit, 5.33%, 11/05/07	800,901	143,425	193,729	293,609	4,645,293	262,426
Lloyds TSB Bank, Time Deposit, 5.65%, 10/12/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
National Australia Bank, Time Deposit, 5.19%, 10/01/07	3,203,603	573,698	774,918	1,174,437	18,581,171	1,049,705
National City Corp., Time Deposit, 4.50%, 10/01/07	1,441,621	258,164	348,713	528,497	8,361,527	472,367
Nordea Bank Finland PLC (New York Branch), Time Deposit, 5.45%, 10/23/07	160,180	28,685	38,746	58,721	929,059	52,485
Rabobank Nederland, Time Deposit, 4.91%, 10/03/07	961,081	172,109	232,476	352,331	5,574,352	314,911
Rabobank Nederland, Time Deposit, 5.00%, 10/04/07	480,541	86,055	116,238	176,166	2,787,175	157,456
Reserve Primary Money Market Fund	800,901	143,425	193,729	293,609	4,645,293	262,426
Royal Bank of Scotland, Time Deposit, 5.45%, 10/19/07	800,901	143,425	193,729	293,609	4,645,293	262,426
Societe Generale, Time Deposit, 5.32%, 10/01/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
Societe Generale, Time Deposit, 4.95%, 10/22/07	640,720	114,740	154,984	234,887	3,716,234	209,941
Societe Generale, Time Deposit, 5.12%, 11/01/07	800,901	143,425	193,729	293,609	4,645,293	262,426
Svenska Handlesbanken, Time Deposit, 5.20%, 10/01/07	1,618,875	289,907	391,589	593,478	9,389,617	530,447
Toronto Dominion Bank, Time Deposit, 5.32%, 10/03/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
Toronto Dominion Bank, Time Deposit, 5.32%, 10/09/07	1,601,802	286,849	387,459	587,219	9,290,585	524,853
Toronto Dominion Bank, Time Deposit, 5.61%, 10/12/07	1,121,261	200,795	271,221	411,053	6,503,410	367,397
UBS AG, Time Deposit, 5.58%, 10/01/07	480,541	86,055	116,238	176,166	2,787,175	157,456
UBS AG, Time Deposit, 5.37%, 11/08/07	480,541	86,055	116,238	176,166	2,787,175	157,456

	$42,625,000	$7,633,250	$10,310,538	$15,626,275	$247,228,602	$13,966,672

Information pertaining to the investment of the cash collateral is shown on each Series’ Portfolio of Investments.

Growth &	Equity	Aggressive	Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Income	Growth	Equity	Value	Growth	Value	Equity	Growth	Equity

$2,019,698	$4,362,305	$816,501	$2,903,429	$1,439,272	$1,152,042	$7,475,454	$984,511	$4,418,350
577,057	1,246,373	233,286	829,552	411,220	329,155	2,135,844	281,289	1,262,386
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
2,019,698	4,362,305	816,501	2,903,429	1,439,272	1,152,042	7,475,454	984,511	4,418,350
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
4,327,925	9,347,796	1,749,646	6,221,634	3,084,155	2,468,662	16,018,832	2,109,667	9,467,894
1,731,170	3,739,118	699,859	2,488,655	1,233,662	987,465	6,407,533	843,867	3,787,158
2,019,698	4,362,305	816,501	2,903,429	1,439,273	1,152,042	7,475,454	984,511	4,418,350
5,770,566	12,463,728	2,332,861	8,295,513	4,112,207	3,291,550	21,358,443	2,812,890	12,623,859
1,154,113	2,492,747	466,572	1,659,103	822,441	658,310	4,271,689	562,578	2,524,772
4,039,396	8,724,610	1,633,003	5,806,859	2,878,545	2,304,084	14,950,911	1,969,023	8,836,701

1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
1,731,170	3,739,118	699,859	2,488,655	1,233,662	987,465	6,407,533	843,867	3,787,158
1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
5,770,566	12,463,728	2,332,861	8,295,513	4,112,207	3,291,550	21,358,443	2,812,890	12,623,859
2,596,755	5,608,678	1,049,787	3,732,981	1,850,493	1,481,197	9,611,299	1,265,801	5,680,737

288,529	623,186	116,643	414,777	205,610	164,578	1,067,922	140,645	631,193
1,731,170	3,739,118	699,859	2,488,655	1,233,662	987,465	6,407,533	843,867	3,787,158
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
1,154,113	2,492,747	466,572	1,659,103	822,441	658,310	4,271,689	562,578	2,524,772
1,442,642	3,115,932	583,215	2,073,878	1,028,052	822,887	5,339,611	703,222	3,155,965
2,916,039	6,298,292	1,178,864	4,191,969	2,078,020	1,663,318	10,793,055	1,421,437	6,379,210
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
2,885,283	6,231,863	1,166,431	4,147,756	2,056,104	1,645,775	10,679,221	1,406,445	6,311,930
2,019,698	4,362,305	816,501	2,903,429	1,439,273	1,152,042	7,475,454	984,511	4,418,350
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578
865,585	1,869,559	349,929	1,244,326	616,831	493,732	3,203,767	421,934	1,893,578

$76,779,289	$165,834,005	$31,039,486	$110,374,527	$54,714,272	$43,795,148	$284,181,124	$37,426,428	$167,964,603

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4.	Foreign Currency Forward, Spot and Cross Currency Contracts

At September 30, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 09/30/07	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	3,220	$6,518	10/01/07	$6,589	$71
Canadian Dollar	18,803	18,769	10/01/07	18,904	135
Euro	53,610	75,866	10/01/07	76,445	579

Total					$785

Sale Contracts:
Euro	96,588	$137,424	10/17/07	$137,783	$(359)

Core Bond
Purchase Contracts:
Japanese Yen	987,635,000	$8,638,051	10/15/07	$8,611,846	$(26,205)
Japanese Yen	250,720,000	2,173,310	10/15/07	2,186,194	12,884
Japanese Yen	1,226,430,000	10,593,183	10/15/07	10,694,058	100,875

Total					$87,554

Sale Contracts:
Euro	561,340	$794,379	10/01/07	$800,442	$(6,063)
Euro	5,220,000	7,212,281	10/17/07	7,446,338	(234,057)
Japanese Yen	2,505,840,000	22,426,434	10/15/07	21,850,083	576,351
Mexican Peso	132,746,891	12,274,331	10/17/07	12,124,365	149,966
New Zealand Dollar	397,100	295,045	10/01/07	300,922	(5,877)
New Zealand Dollar	5,545,961	4,317,420	10/17/07	4,197,040	120,380

Total					$600,700

Total Return Bond
Purchase Contracts:
Euro	7,381	$10,230	11/07/07	$10,534	$304
Japanese Yen	422,028,000	3,542,524	11/07/07	3,690,187	147,663

Total					$147,967

Sale Contracts:
British Pound Sterling	999,000	$2,057,660	11/07/07	$2,042,367	$15,293
Euro	2,550,000	3,594,250	11/07/07	3,639,363	(45,113)
Japanese Yen	422,028,000	3,670,479	11/07/07	3,690,187	(19,708)

Total					$(49,528)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4.	Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 09/30/07	(Depreciation)

Balanced
Purchase Contracts:
Japanese Yen	268,614,000	$2,254,759	11/07/07	$2,348,744	$93,985

Sale Contracts:
British Pound Sterling	550,000	$1,143,145	11/07/07	$1,134,648	$8,497
Euro	20,391	28,261	11/07/07	29,102	(841)
Euro	1,020,000	1,437,700	11/07/07	1,455,745	(18,045)
Japanese Yen	268,614,000	2,336,201	11/07/07	2,348,744	(12,543)

Total					$(22,932)

Equity Growth
Sale Contracts:
Euro	1,380,114	$1,949,852	10/01/07	$1,967,973	$(18,121)

International Equity
Purchase Contracts:
British Pound Sterling	895,635	$1,804,607	10/01/07	$1,832,470	$27,863
British Pound Sterling	107,713	218,223	10/02/07	220,382	2,159
Euro	2,214,304	3,128,413	10/01/07	3,157,487	29,074
Euro	133,010	188,209	10/01/07	189,665	1,456
Euro	1,532,997	2,187,586	10/02/07	2,185,976	(1,610)
Euro	7,237	10,240	10/02/07	10,319	79
Euro	13,986	19,958	10/03/07	19,943	(15)
Japanese Yen	89,622,736	784,472	10/01/07	780,244	(4,228)
Japanese Yen	28,968,944	251,166	10/01/07	252,200	1,034
Swiss Franc	371,867	317,835	10/01/07	319,405	1,570
Swiss Franc	326,901	278,804	10/02/07	280,783	1,979
Swiss Franc	7,735,189	6,653,863	10/03/07	6,644,442	(9,421)

Total					$49,940

Sale Contracts:
Canadian Dollar	4,799,228	$4,776,825	10/01/07	$4,825,042	$(48,217)
Euro	228,365	323,160	10/01/07	325,638	(2,478)
Euro	1,948,444	2,757,107	10/02/07	2,778,384	(21,277)
Euro	4,279,037	6,106,357	10/03/07	6,101,850	4,507
Euro	3,234,402	4,613,710	10/03/07	4,612,215	1,495
Japanese Yen	80,121,484	697,702	10/03/07	697,612	90
Norwegian Krone	7,707,365	1,423,975	10/03/07	1,429,596	(5,621)

Total					$(71,501)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4.	Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

International Equity (continued)

				Net Unrealized
	Settlement	Purchase	Sale	Appreciation/
Foreign Cross Currency Contracts:	Date	Current Value	Current Value	(Depreciation)

Purchase/Sale
Australian Dollar/Euro	10/02/07	$296,067	$295,291	$776
British Pound Sterling/Euro	10/01/07	425,301	423,082	2,219
British Pound Sterling/Euro	10/02/07	1,156,565	1,154,759	1,806
British Pound Sterling/Japanese Yen	10/03/07	445,598	445,745	(147)

				$4,654

5.	Subsequent Event

On October 30, 2007, at a special meeting of owners of beneficial interests of the Series Portfolio, the following items, among others, were approved and became effective on November 1, 2007:

•	A new investment advisory contract was approved with Transamerica Fund Advisors, Inc. who serves as the investment advisor to the Series Portfolio.

•	A new board of Trustees was elected.

In addition, effective November 1, 2007, Transamerica Capital, Inc. became the placement agent of the Series Portfolio.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks — 97.00%
	Advertising — 0.15%
92,872	Interpublic Group of Companies Inc. (The)(a)(b)	$964,011
69,842	Omnicom Group Inc.(b)	3,358,702

		4,322,713

	Aerospace & Defense — 2.31%
162,180	Boeing Co. (The)	17,027,278
83,051	General Dynamics Corp.(b)	7,015,318
25,553	Goodrich Corp.(b)	1,743,618
25,514	L-3 Communications Holdings Inc.	2,606,000
72,809	Lockheed Martin Corp.	7,899,048
70,607	Northrop Grumman Corp.	5,507,346
90,883	Raytheon Co.(b)	5,800,153
34,478	Rockwell Collins Inc.	2,518,273
205,299	United Technologies Corp.	16,522,464

		66,639,498

	Agriculture — 1.67%
435,071	Altria Group Inc.	30,250,487
134,340	Archer-Daniels-Midland Co.	4,443,967
112,558	Monsanto Co.(b)	9,650,723
35,001	Reynolds American Inc.(b)	2,225,714
32,833	UST Inc.(b)	1,628,517

		48,199,408

	Airlines — 0.08%
161,682	Southwest Airlines Co.(b)	2,392,894

		2,392,894

	Apparel — 0.41%
75,727	Coach Inc.(a)	3,579,615
22,672	Jones Apparel Group Inc.(b)	479,059
20,949	Liz Claiborne Inc.(b)	719,179
77,984	Nike Inc. Class B	4,574,541
12,453	Polo Ralph Lauren Corp.	968,221
18,226	VF Corp.(b)	1,471,749

		11,792,364

	Auto Manufacturers — 0.42%
428,704	Ford Motor Co.(a)(b)	3,639,697
115,579	General Motors Corp.(b)	4,241,749
51,054	PACCAR Inc.(b)	4,352,354

		12,233,800

	Auto Parts & Equipment — 0.21%
41,316	Goodyear Tire & Rubber Co. (The)(a)	1,256,420
40,560	Johnson Controls Inc.	4,790,542

		6,046,962

	Common Stocks (continued)

	Banks — 5.70%
1	Banco Bilbao Vizcaya Argentaria SA SP ADR	22
918,829	Bank of America Corp.	46,189,534
233,052	Bank of New York Mellon Corp. (The)	10,286,915
111,759	BB&T Corp.	4,513,946
32,626	Comerica Inc.	1,673,061
38,344	Commerce Bancorp Inc.	1,486,980
105,234	Discover Financial Services LLC(a)	2,188,867
114,063	Fifth Third Bancorp(b)	3,864,454
25,534	First Horizon National Corp.(b)	680,736
75,447	Huntington Bancshares Inc.	1,281,090
82,035	KeyCorp	2,652,192
15,826	M&T Bank Corp.(b)	1,637,200
52,668	Marshall & Ilsley Corp.(b)	2,305,278
126,157	National City Corp.(b)	3,165,279
38,275	Northern Trust Corp.	2,536,484
70,844	PNC Financial Services Group Inc. (The)	4,824,476
149,042	Regions Financial Corp.	4,393,758
82,001	State Street Corp.	5,589,188
73,126	SunTrust Banks Inc.	5,533,444
66,690	Synovus Financial Corp.(b)	1,870,655
362,329	U.S. Bancorp(b)	11,786,562
394,365	Wachovia Corp.	19,777,405
690,178	Wells Fargo & Co.	24,584,140
22,159	Zions Bancorporation	1,521,659

		164,343,325

	Beverages — 2.16%
157,219	Anheuser-Busch Companies Inc.	7,859,378
16,146	Brown-Forman Corp. Class B(b)	1,209,497
415,586	Coca-Cola Co. (The)	23,883,727
56,780	Coca-Cola Enterprises Inc.	1,375,212
42,569	Constellation Brands Inc. Class A(a)(b)	1,030,595
12,723	Molson Coors Brewing Co. Class B	1,268,101
27,577	Pepsi Bottling Group Inc.	1,025,037
335,937	PepsiCo Inc.	24,610,745

		62,262,292

	Biotechnology — 0.92%
225,461	Amgen Inc.(a)	12,754,329
59,034	Biogen Idec Inc.(a)	3,915,725
77,697	Celgene Corp.(a)(b)	5,540,573
53,706	Genzyme Corp.(a)(b)	3,327,624

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Biotechnology (continued)

11,586	Millipore Corp.(a)(b)	$878,219

		26,416,470

	Building Materials — 0.11%
35,538	American Standard Companies Inc.	1,265,864
80,794	Masco Corp.(b)	1,871,997

		3,137,861

	Chemicals — 1.38%
45,016	Air Products and Chemicals Inc.(b)	4,400,764
12,844	Ashland Inc.	773,337
195,888	Dow Chemical Co. (The)	8,434,937
189,895	Du Pont (E.I.) de Nemours and Co.(b)	9,411,196
16,934	Eastman Chemical Co.(b)	1,130,006
36,468	Ecolab Inc.(b)	1,721,290
22,474	Hercules Inc.(b)	472,403
15,978	International Flavors & Fragrances Inc.	844,597
33,738	PPG Industries Inc.	2,548,906
65,990	Praxair Inc.	5,527,322
28,866	Rohm & Haas Co.(b)	1,606,970
22,658	Sherwin-Williams Co. (The)(b)	1,488,857
26,829	Sigma-Aldrich Corp.(b)	1,307,645

		39,668,230

	Coal — 0.15%
37,143	CONSOL Energy Inc.(b)	1,730,864
53,854	Peabody Energy Corp.	2,577,991

		4,308,855

	Commercial Services — 0.61%
28,383	Apollo Group Inc. Class A(a)(b)	1,707,237
65,736	Block (H & R) Inc.(b)	1,392,288
28,199	Convergys Corp.(a)	489,535
44,218	Donnelley (R.R.) & Sons Co.(b)	1,616,610
29,014	Equifax Inc.	1,106,014
60,651	McKesson Corp.(b)	3,565,672
26,164	Monster Worldwide Inc.(a)	891,146
48,021	Moody’s Corp.(b)	2,420,258
34,709	Robert Half International Inc.	1,036,411
157,703	Western Union Co.	3,307,032

		17,532,203

	Computers — 4.48%
22,827	Affiliated Computer Services Inc. Class A(a)	1,146,828
179,658	Apple Inc.(a)	27,584,689
	Common Stocks (continued)
	Computers (continued)

28,952	Cognizant Technology Solutions Corp.(a)(b)	2,309,501
35,038	Computer Sciences Corp.(a)	1,958,624
467,542	Dell Inc.(a)	12,904,159
105,920	Electronic Data Systems Corp.	2,313,293
441,829	EMC Corp.(a)(b)	9,190,043
538,058	Hewlett-Packard Co.	26,789,908
281,719	International Business Machines Corp.	33,186,498
20,167	Lexmark International Inc. Class A(a)	837,536
36,237	NCR Corp.(a)	1,804,603
76,355	Network Appliance Inc.(a)(b)	2,054,713
46,504	SanDisk Corp.(a)	2,562,370
736,902	Sun Microsystems Inc.(a)	4,134,020
68,634	Unisys Corp.(a)(b)	454,357

		129,231,142

	Cosmetics & Personal Care — 2.00%
90,814	Avon Products Inc.(b)	3,408,249
105,166	Colgate-Palmolive Co.	7,500,439
26,094	Estee Lauder Companies Inc. (The) Class A(b)	1,107,951
649,699	Procter & Gamble Co. (The)	45,699,828

		57,716,467

	Distribution & Wholesale — 0.11%
34,947	Genuine Parts Co.	1,747,350
15,209	Grainger (W.W.) Inc.	1,386,909

		3,134,259

	Diversified Financial Services — 7.37%
246,440	American Express Co.	14,631,143
49,445	Ameriprise Financial Inc.	3,120,474
24,223	Bear Stearns Companies Inc. (The)(b)	2,974,827
84,790	Capital One Financial Corp.	5,632,600
40,489	CIT Group Inc.	1,627,658
1,029,907	Citigroup Inc.	48,065,760
11,286	CME Group Inc.(b)	6,628,832
121,365	Countrywide Financial Corp.(b)	2,307,149
87,145	E*TRADE Financial Corp.(a)	1,138,114
137,312	Federal Home Loan Mortgage Corp.	8,102,781
200,327	Federal National Mortgage Association	12,181,885
18,457	Federated Investors Inc. Class B(b)	732,743

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Diversified Financial Services (continued)

34,068	Franklin Resources Inc.	$4,343,670
84,844	Goldman Sachs Group Inc. (The)	18,389,089
14,375	IntercontinentalExchange Inc.(a)	2,183,562
37,756	Janus Capital Group Inc.(b)	1,067,740
705,558	JPMorgan Chase & Co.	32,328,668
26,859	Legg Mason Inc.(b)	2,263,945
109,430	Lehman Brothers Holdings Inc.	6,755,114
180,498	Merrill Lynch & Co. Inc.	12,865,897
217,185	Morgan Stanley	13,682,655
54,352	Rowe (T.) Price Group Inc.	3,026,863
203,400	Schwab (Charles) Corp. (The)	4,393,440
84,111	SLM Corp.	4,177,793

		212,622,402

	Electric — 3.09%
135,652	AES Corp. (The)(a)(b)	2,718,466
33,702	Allegheny Energy Inc.(a)	1,761,267
43,106	Ameren Corp.(b)	2,263,065
83,793	American Electric Power Co. Inc.	3,861,181
64,098	CenterPoint Energy Inc.(b)	1,027,491
44,548	CMS Energy Corp.(b)	749,297
55,823	Consolidated Edison Inc.(b)	2,584,605
37,104	Constellation Energy Group Inc.	3,183,152
60,991	Dominion Resources Inc.(b)	5,141,541
36,302	DTE Energy Co.	1,758,469
258,027	Duke Energy Corp.(b)	4,822,525
87,247	Dynegy Inc. Class A(a)(b)	806,162
66,605	Edison International	3,693,247
41,783	Entergy Corp.	4,524,681
138,307	Exelon Corp.	10,422,816
65,105	FirstEnergy Corp.	4,123,751
83,191	FPL Group Inc.	5,064,668
15,344	Integrys Energy Group Inc.	786,073
73,337	PG&E Corp.(b)	3,505,509
21,114	Pinnacle West Capital Corp.(b)	834,214
78,608	PPL Corp.	3,639,550
52,436	Progress Energy Inc.(b)	2,456,627
51,839	Public Service Enterprise Group Inc.(b)	4,561,314
157,151	Southern Co. (The)(b)	5,701,438
42,072	TECO Energy Inc.(b)	691,243
96,996	TXU Corp.	6,641,316
	Common Stocks (continued)
	Electric (continued)

83,030	Xcel Energy Inc.(b)	1,788,466

		89,112,134

	Electrical Components & Equipment — 0.33%
164,103	Emerson Electric Co.(b)	8,733,562
28,459	Molex Inc.(b)	766,401

		9,499,963

	Electronics — 0.60%
83,656	Agilent Technologies Inc.(a)(b)	3,085,233
37,353	Applied Biosystems Group	1,293,908
38,280	Jabil Circuit Inc.(b)	874,315
25,261	PerkinElmer Inc.	737,874
183,556	Solectron Corp.(a)	715,868
16,709	Tektronix Inc.	463,508
87,335	Thermo Fisher Scientific Inc.(a)	5,040,976
102,039	Tyco Electronics Ltd.(a)	3,615,242
20,728	Waters Corp.(a)(b)	1,387,118

		17,214,042

	Engineering & Construction — 0.09%
17,971	Fluor Corp.	2,587,465

		2,587,465

	Entertainment — 0.10%
69,343	International Game Technology Inc.	2,988,683

		2,988,683

	Environmental Control — 0.16%
50,926	Allied Waste Industries Inc.(a)	649,306
109,393	Waste Management Inc.	4,128,492

		4,777,798

	Food — 1.75%
46,437	Campbell Soup Co.	1,718,169
104,058	ConAgra Foods Inc.	2,719,036
27,471	Dean Foods Co.	702,708
70,568	General Mills Inc.	4,093,650
67,308	Heinz (H.J.) Co.	3,109,630
35,322	Hershey Co. (The)(b)	1,639,294
52,616	Kellogg Co.	2,946,496
331,395	Kraft Foods Inc.(b)	11,436,441
146,597	Kroger Co. (The)	4,180,946
26,498	McCormick & Co. Inc. NVS	953,133
90,564	Safeway Inc.(b)	2,998,574
152,918	Sara Lee Corp.	2,552,201
42,632	SUPERVALU Inc.	1,663,074

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Food (continued)

126,333	Sysco Corp.	$4,496,191
50,984	Tyson Foods Inc. Class A	910,064
28,912	Whole Foods Market Inc.(b)	1,415,532
45,021	Wrigley (William Jr.) Co.(b)	2,891,699

		50,426,838

	Forest Products & Paper — 0.36%
92,943	International Paper Co.(b)	3,333,865
37,213	MeadWestvaco Corp.	1,098,900
36,682	Plum Creek Timber Co. Inc.(b)	1,641,886
22,099	Temple-Inland Inc.	1,163,070
42,903	Weyerhaeuser Co.	3,101,887

		10,339,608

	Gas — 0.16%
8,873	Nicor Inc.(b)	380,652
55,293	NiSource Inc.	1,058,308
54,249	Sempra Energy	3,152,952

		4,591,912

	Hand & Machine Tools — 0.09%
14,618	Black & Decker Corp. (The)(b)	1,217,679
11,671	Snap-On Inc.	578,181
16,393	Stanley Works (The)(b)	920,139

		2,715,999

	Health Care – Products — 3.04%
21,110	Bard (C.R.) Inc.(b)	1,861,691
10,948	Bausch & Lomb Inc.	700,672
133,815	Baxter International Inc.	7,531,108
50,400	Becton, Dickinson and Co.	4,135,320
266,829	Boston Scientific Corp.(a)(b)	3,722,265
102,039	Covidien Ltd.(a)	4,234,619
598,832	Johnson & Johnson	39,343,262
236,984	Medtronic Inc.(b)	13,368,267
28,028	Patterson Companies Inc.(a)(b)	1,082,161
72,203	St. Jude Medical Inc.(a)(b)	3,181,986
51,304	Stryker Corp.(b)	3,527,663
26,441	Varian Medical Systems Inc.(a)	1,107,613
48,843	Zimmer Holdings Inc.(a)	3,955,795

		87,752,422

	Health Care – Services — 1.35%
108,547	Aetna Inc.	5,890,846
32,504	Coventry Health Care Inc.(a)	2,022,074
34,051	Humana Inc.(a)	2,379,484
	Common Stocks (continued)
	Health Care – Services (continued)

25,588	Laboratory Corp. of America Holdings(a)	2,001,749
15,138	Manor Care Inc.(b)	974,887
32,510	Quest Diagnostics Inc.(b)	1,878,103
95,718	Tenet Healthcare Corp.(a)(b)	321,612
276,005	UnitedHealth Group Inc.	13,366,922
126,807	WellPoint Inc.(a)	10,007,608

		38,843,285

	Holding Companies – Diversified — 0.06%
33,997	Leucadia National Corp.(b)	1,639,335

		1,639,335

	Home Builders — 0.10%
24,290	Centex Corp.(b)	645,385
56,495	Horton (D.R.) Inc.(b)	723,701
15,855	KB Home(b)	397,326
28,266	Lennar Corp. Class A(b)	640,225
43,268	Pulte Homes Inc.(b)	588,877

		2,995,514

	Home Furnishings — 0.09%
13,353	Harman International Industries Inc.	1,155,302
15,988	Whirlpool Corp.(b)	1,424,531

		2,579,833

	Household Products & Wares — 0.41%
19,797	Avery Dennison Corp.(b)	1,128,825
30,723	Clorox Co. (The)(b)	1,873,796
30,914	Fortune Brands Inc.(b)	2,519,182
88,119	Kimberly-Clark Corp.	6,191,241

		11,713,044

	Housewares — 0.06%
56,544	Newell Rubbermaid Inc.(b)	1,629,598

		1,629,598

	Insurance — 4.54%
66,526	ACE Ltd.(b)	4,029,480
101,080	Aflac Inc.	5,765,603
123,203	Allstate Corp. (The)	7,045,980
21,649	Ambac Financial Group Inc.(b)	1,361,939
534,513	American International Group Inc.	36,159,804
63,258	Aon Corp.(b)	2,834,591
20,609	Assurant Inc.(b)	1,102,582
84,132	Chubb Corp.	4,512,840
61,415	CIGNA Corp.	3,272,805
35,503	Cincinnati Financial Corp.	1,537,635

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Insurance (continued)

90,296	Genworth Financial Inc. Class A	$2,774,796
65,048	Hartford Financial Services Group Inc. (The)	6,020,192
57,856	Lincoln National Corp.	3,816,760
93,383	Loews Corp.	4,515,068
113,405	Marsh & McLennan Companies Inc.(b)	2,891,828
27,513	MBIA Inc.(b)	1,679,669
152,203	MetLife Inc.	10,613,115
17,102	MGIC Investment Corp.(b)	552,566
55,116	Principal Financial Group Inc.(b)	3,477,268
155,380	Progressive Corp. (The)(b)	3,015,926
96,789	Prudential Financial Inc.	9,444,671
22,968	Safeco Corp.(b)	1,406,101
19,892	Torchmark Corp.	1,239,669
139,035	Travelers Companies Inc. (The)	6,999,022
69,954	Unum Group(b)	1,711,774
37,854	XL Capital Ltd. Class A(b)	2,998,037

		130,779,721

	Internet — 1.99%
35,917	Akamai Technologies Inc.(a)(b)	1,031,895
63,598	Amazon.com Inc.(a)	5,924,154
236,434	eBay Inc.(a)	9,225,655
47,706	Google Inc. Class A(a)	27,062,183
44,597	IAC/InterActiveCorp(a)	1,323,193
193,059	Symantec Corp.(a)	3,741,483
50,202	VeriSign Inc.(a)(b)	1,693,815
274,205	Yahoo! Inc.(a)	7,359,662

		57,362,040

	Investment Companies — 0.05%
36,448	American Capital Strategies Ltd.(b)	1,557,423

		1,557,423

	Iron & Steel — 0.30%
21,685	Allegheny Technologies Inc.	2,384,266
62,038	Nucor Corp.	3,689,400
24,753	United States Steel Corp.	2,622,333

		8,695,999

	Leisure Time — 0.25%
18,920	Brunswick Corp.(b)	432,511
90,954	Carnival Corp.	4,404,902
	Common Stocks (continued)
	Leisure Time (continued)

53,112	Harley-Davidson Inc.(b)	2,454,306

		7,291,719

	Lodging — 0.48%
38,002	Harrah’s Entertainment Inc.	3,303,514
78,966	Hilton Hotels Corp.	3,671,129
69,132	Marriott International Inc. Class A	3,005,168
43,821	Starwood Hotels & Resorts Worldwide Inc.	2,662,126
40,648	Wyndham Worldwide Corp.	1,331,628

		13,973,565

	Machinery — 0.85%
133,036	Caterpillar Inc.	10,434,013
21,653	Cummins Inc.	2,769,202
47,032	Deere & Co.(b)	6,980,489
33,658	Rockwell Automation Inc.(b)	2,339,568
21,161	Terex Corp.(a)(b)	1,883,752

		24,407,024

	Manufacturing — 5.10%
37,334	Cooper Industries Ltd.	1,907,394
49,505	Danaher Corp.(b)	4,094,559
41,899	Dover Corp.	2,134,754
58,666	Eastman Kodak Co.(b)	1,569,902
30,481	Eaton Corp.	3,018,838
2,124,479	General Electric Co.	87,953,431
157,782	Honeywell International Inc.	9,383,296
85,736	Illinois Tool Works Inc.(b)	5,113,295
62,107	Ingersoll-Rand Co. Ltd. Class A	3,382,968
37,706	ITT Industries Inc.	2,561,369
36,156	Leggett & Platt Inc.(b)	692,749
25,222	Pall Corp.(b)	981,136
24,181	Parker Hannifin Corp.	2,704,161
51,308	Textron Inc.(b)	3,191,871
147,169	3M Co.	13,772,075
102,039	Tyco International Ltd.	4,524,409

		146,986,207

	Media — 2.81%
146,647	CBS Corp. Class B	4,619,381
101,547	Clear Channel Communications Inc.	3,801,920
641,114	Comcast Corp. Class A(a)	15,502,137
157,516	DIRECTV Group Inc. (The)(a)	3,824,488
13,256	Dow Jones & Co. Inc.	791,383
47,969	Gannett Co. Inc.(b)	2,096,245

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Media (continued)

72,401	McGraw-Hill Companies Inc. (The)	$3,685,935
7,699	Meredith Corp.	441,153
29,444	New York Times Co. (The) Class A(b)	581,813
478,746	News Corp. Class A	10,527,625
16,842	Scripps (E.W.) Co. Class A	707,364
781,877	Time Warner Inc.	14,355,262
17,371	Tribune Co.	474,576
142,773	Viacom Inc. Class B(a)(b)	5,563,864
407,082	Walt Disney Co. (The)(b)	13,999,550

		80,972,696

	Metal Fabricate & Hardware — 0.14%
28,147	Precision Castparts Corp.	4,165,193

		4,165,193

	Mining — 0.74%
179,815	Alcoa Inc.	7,034,363
79,610	Freeport-McMoRan Copper & Gold Inc.	8,350,293
92,010	Newmont Mining Corp.	4,115,607
19,406	Vulcan Materials Co.(b)	1,730,045

		21,230,308

	Office & Business Equipment — 0.19%
45,076	Pitney Bowes Inc.(b)	2,047,352
196,818	Xerox Corp.(a)	3,412,824

		5,460,176

	Oil & Gas — 8.98%
96,299	Anadarko Petroleum Corp.(b)	5,176,071
68,141	Apache Corp.	6,136,778
85,795	Chesapeake Energy Corp.(b)	3,025,132
444,082	Chevron Corp.	41,557,194
337,016	ConocoPhillips	29,579,894
91,304	Devon Energy Corp.	7,596,493
31,162	ENSCO International Inc.	1,748,188
51,447	EOG Resources Inc.(b)	3,721,162
1,153,072	Exxon Mobil Corp.	106,728,344
56,578	Hess Corp.	3,764,134
140,539	Marathon Oil Corp.	8,013,534
38,172	Murphy Oil Corp.	2,667,841
62,218	Nabors Industries Ltd.(a)(b)	1,914,448
55,178	Noble Corp.	2,706,481
174,639	Occidental Petroleum Corp.	11,190,867
22,183	Rowan Companies Inc.(b)	811,454
25,748	Sunoco Inc.(b)	1,822,443
28,414	Tesoro Corp.	1,307,612
59,764	Transocean Inc.(a)	6,756,320
	Common Stocks (continued)
	Oil & Gas (continued)

113,718	Valero Energy Corp.(b)	7,639,575
81,158	XTO Energy Inc.	5,018,811

		258,882,776

	Oil & Gas Services — 1.87%
66,198	Baker Hughes Inc.(b)	5,982,313
60,173	BJ Services Co.(b)	1,597,593
188,210	Halliburton Co.	7,227,264
36,239	National Oilwell Varco Inc.(a)	5,236,536
248,106	Schlumberger Ltd.	26,051,130
42,038	Smith International Inc.(b)	3,001,513
70,294	Weatherford International Ltd.(a)(b)	4,722,351

		53,818,700

	Packaging & Containers — 0.12%
20,948	Ball Corp.	1,125,955
21,485	Bemis Co. Inc.	625,428
27,728	Pactiv Corp.(a)	794,684
32,585	Sealed Air Corp.	832,873

		3,378,940

	Pharmaceuticals — 5.41%
318,286	Abbott Laboratories	17,066,495
63,678	Allergan Inc.(b)	4,105,321
39,991	AmerisourceBergen Corp.	1,812,792
21,807	Barr Pharmaceuticals Inc.(a)(b)	1,241,036
411,191	Bristol-Myers Squibb Co.	11,850,525
77,849	Cardinal Health Inc.	4,867,898
55,412	Express Scripts Inc.(a)	3,093,098
64,716	Forest Laboratories Inc.(a)	2,413,260
195,773	Gilead Sciences Inc.(a)	8,001,243
31,677	Hospira Inc.(a)	1,313,012
49,069	King Pharmaceuticals Inc.(a)	575,089
202,991	Lilly (Eli) and Co.	11,556,278
57,817	Medco Health Solutions Inc.(a)	5,226,079
449,372	Merck & Co. Inc.	23,228,039
48,862	Mylan Laboratories Inc.(b)	779,838
1,443,943	Pfizer Inc.	35,275,527
331,873	Schering-Plough Corp.(b)	10,497,143
20,369	Watson Pharmaceuticals Inc.(a)(b)	659,956
277,054	Wyeth	12,342,756

		155,905,385

	Pipelines — 0.40%
144,037	El Paso Corp.	2,444,308
35,056	Questar Corp.(b)	1,841,492

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Pipelines (continued)

129,222	Spectra Energy Corp.(b)	$3,163,355
121,831	Williams Companies Inc. (The)(b)	4,149,564

		11,598,719

	Real Estate — 0.04%
37,669	CB Richard Ellis Group Inc. Class A(a)(b)	1,048,705

		1,048,705

	Real Estate Investment Trusts — 1.13%
19,785	Apartment Investment and Management Co. Class A(b)	892,897
46,672	Archstone-Smith Trust	2,806,854
16,644	AvalonBay Communities Inc.(b)	1,964,991
24,445	Boston Properties Inc.	2,539,836
26,037	Developers Diversified Realty Corp.	1,454,687
59,683	Equity Residential(b)	2,528,172
50,596	General Growth Properties Inc.(b)	2,712,958
106,903	Host Hotels & Resorts Inc.	2,398,903
49,309	Kimco Realty Corp.	2,229,260
52,261	ProLogis(b)	3,467,517
25,483	Public Storage(b)	2,004,238
46,606	Simon Property Group Inc.(b)	4,660,600
27,238	Vornado Realty Trust(b)	2,978,475

		32,639,388

	Retail — 4.94%
18,126	Abercrombie & Fitch Co. Class A(b)	1,462,768
30,947	AutoNation Inc.(a)	548,381
10,604	AutoZone Inc.(a)(b)	1,231,549
57,966	Bed Bath & Beyond Inc.(a)(b)	1,977,800
82,444	Best Buy Co. Inc.(b)	3,794,073
22,438	Big Lots Inc.(a)(b)	669,550
28,318	Circuit City Stores Inc.(b)	223,995
93,206	Costco Wholesale Corp.	5,720,052
311,161	CVS Caremark Corp.	12,331,310
30,097	Darden Restaurants Inc.	1,259,860
12,144	Dillard’s Inc. Class A(b)	265,104
30,816	Family Dollar Stores Inc.(b)	818,473
108,320	Gap Inc. (The)	1,997,421
348,406	Home Depot Inc.(b)	11,302,291
66,845	Kohl’s Corp.(a)	3,832,224
69,970	Limited Brands Inc.(b)	1,601,613
311,416	Lowe’s Companies Inc.	8,725,876
	Common Stocks (continued)
	Retail (continued)

93,710	Macy’s Inc.	3,028,707
249,266	McDonald’s Corp.	13,577,519
43,816	Nordstrom Inc.(b)	2,054,532
56,980	Office Depot Inc.(a)	1,174,928
15,379	OfficeMax Inc.	527,038
45,974	Penney (J.C.) Co. Inc.(b)	2,913,372
27,254	RadioShack Corp.(b)	563,068
16,764	Sears Holdings Corp.(a)(b)	2,132,381
147,665	Staples Inc.	3,173,321
154,558	Starbucks Corp.(a)	4,049,420
175,667	Target Corp.	11,167,151
27,920	Tiffany & Co.(b)	1,461,612
92,938	TJX Companies Inc. (The)	2,701,708
205,786	Walgreen Co.(b)	9,721,331
501,502	Wal-Mart Stores Inc.	21,890,562
21,496	Wendy’s International Inc.	750,425
108,944	Yum! Brands Inc.	3,685,576

		142,334,991

	Savings & Loans — 0.33%
104,226	Hudson City Bancorp Inc.(b)	1,602,996
73,334	Sovereign Bancorp Inc.(b)	1,249,611
185,616	Washington Mutual Inc.(b)	6,554,101

		9,406,708

	Semiconductors — 2.69%
112,353	Advanced Micro Devices Inc.(a)(b)	1,483,060
73,462	Altera Corp.(b)	1,768,965
68,403	Analog Devices Inc.	2,473,452
283,914	Applied Materials Inc.	5,877,020
95,840	Broadcom Corp. Class A(a)(b)	3,492,410
1,207,152	Intel Corp.	31,216,951
40,629	KLA-Tencor Corp.(b)	2,266,286
50,055	Linear Technology Corp.(b)	1,751,424
158,238	LSI Corp.(a)(b)	1,174,126
46,070	MEMC Electronic Materials Inc.(a)	2,711,680
45,195	Microchip Technology Inc.(b)	1,641,482
154,267	Micron Technology Inc.(a)(b)	1,712,364
55,211	National Semiconductor Corp.	1,497,322
25,459	Novellus Systems Inc.(a)(b)	694,012
114,853	NVIDIA Corp.(a)(b)	4,162,273
31,492	QLogic Corp.(a)	423,567
39,725	Teradyne Inc.(a)(b)	548,205
300,020	Texas Instruments Inc.	10,977,732

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Semiconductors (continued)

66,604	Xilinx Inc.	$1,741,029

		77,613,360

	Software — 3.43%
120,998	Adobe Systems Inc.(a)	5,282,773
47,291	Autodesk Inc.(a)	2,363,131
112,804	Automatic Data Processing Inc.(b)	5,181,088
41,919	BMC Software Inc.(a)	1,309,130
83,826	CA Inc.(b)	2,156,005
36,633	Citrix Systems Inc.(a)	1,477,043
50,433	Compuware Corp.(a)(b)	404,473
63,021	Electronic Arts Inc.(a)(b)	3,528,546
33,273	Fidelity National Information Services Inc.	1,476,323
35,501	Fiserv Inc.(a)	1,805,581
40,862	IMS Health Inc.(b)	1,252,012
71,188	Intuit Inc.(a)	2,156,996
1,678,987	Microsoft Corp.	49,462,957
72,649	Novell Inc.(a)	555,038
818,310	Oracle Corp.(a)	17,716,412
69,300	Paychex Inc.(b)	2,841,300

		98,968,808

	Telecommunications — 6.45%
73,405	Alltel Corp.	5,114,860
1,269,631	AT&T Inc.	53,718,088
92,122	Avaya Inc.(a)	1,562,389
23,396	CenturyTel Inc.(b)	1,081,363
17,352	Ciena Corp.(a)(b)	660,764
1,262,370	Cisco Systems Inc.(a)	41,797,071
67,725	Citizens Communications Co.(b)	969,822
323,114	Corning Inc.(b)	7,964,760
30,493	Embarq Corp.	1,695,411
43,199	JDS Uniphase Corp.(a)(b)	646,257
110,611	Juniper Networks Inc.(a)	4,049,469
485,793	Motorola Inc.	9,001,744
344,183	QUALCOMM Inc.	14,545,174
328,410	Qwest Communications International Inc.(a)(b)	3,008,236
595,638	Sprint Nextel Corp.	11,317,122
89,351	Tellabs Inc.(a)	850,622
599,469	Verizon Communications Inc.	26,544,487
97,365	Windstream Corp.	1,374,794

		185,902,433

	Common Stocks (continued)

	Textiles — 0.03%
27,820	Cintas Corp.(b)	$1,032,122

		1,032,122

	Toys, Games & Hobbies — 0.10%
33,232	Hasbro Inc.	926,508
79,486	Mattel Inc.	1,864,742

		2,791,250

	Transportation — 1.56%
64,093	Burlington Northern Santa Fe Corp.	5,202,429
34,894	C.H. Robinson Worldwide Inc.(b)	1,894,395
89,239	CSX Corp.	3,813,182
63,159	FedEx Corp.	6,615,905
81,109	Norfolk Southern Corp.	4,210,368
12,552	Ryder System Inc.(b)	615,048
55,535	Union Pacific Corp.	6,278,787
219,606	United Parcel Service Inc. Class B(b)	16,492,411

		45,122,525

	Total Common Stocks (Cost: $2,228,224,642)	2,796,735,499

Shares or
Principal

	Short-Term Investments—15.52%
	Money Market Funds—15.37%
78,468,360	Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.32%(c)(d)	78,468,360
364,528,140	BGI Cash Premier Fund LLC 5.37%(c)(d)(e)	364,528,140

		442,996,500

	U.S. Treasury Obligations — 0.15%
$4,400,000	U.S. Treasury Bill 3.78%, 12/27/07(f)(g)	4,360,369

		4,360,369

	Total Short-Term Investments
	(Cost: $447,356,338)	447,356,869

	Total Investments in Securities — 112.52%
	(Cost: $2,675,580,980)	3,244,092,368
	Other Assets, Less Liabilities — (12.52)%	(361,056,158)

	Net Assets — 100.00%	$2,883,036,210

NVS	Non-Voting Shares

SP ADR	Sponsored American Depositary Receipts

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007
(Unaudited)

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation

S&P 500 Index (December 2007)	1,124	$86,441,220	$1,555,870

$1,555,870

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.	Significant Accounting Policies

     Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

     Federal Income Taxes

As of September 30, 2007, the cost of investments for federal income tax purposes was $2,720,573,783. Net unrealized appreciation aggregated $523,518,585, of which $727,826,333 represented gross unrealized appreciation on securities and $204,307,748 represented gross unrealized depreciation on securities.

     Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

1.	Significant Accounting Policies (continued)

amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $4,400,000 for initial margin requirements.

     Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	Transactions with Affiliates

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

3.	Portfolio Securities Loaned (continued)

During the nine months ended September 30, 2007, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investments, have remaining maturities of 397 calendar days or less than from the date of acquisition.

P.O. Box 9012
Clearwater, FL 33758-9012

Nov/07

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Disclosure Controls and Procedures of The Diversified Investors Funds Group II (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ President & Chief Executive Officer and Principal Financial Officer have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ President & Chief Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) During the quarter ended September 30, 2007, there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.
ITEM 3. Exhibits.
The certifications of the President & Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE DIVERSIFIED INVESTORS FUNDS GROUP II

By:	/s/ Joseph P. Carusone Joseph P. Carusone Principal Financial Officer

Date: November 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter John K. Carter Chief Executive Officer

Date: November 27, 2007

By:	/s/ Joseph P. Carusone

Joseph P. Carusone Principal Financial Officer

Date: November 27, 2007